UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Address of principal executive offices)

Mitchell T.G. Graye

President and Chief Executive Officer

Maxim Series Fund, Inc.

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.98%
44,603	Cliffs Natural Resources Inc	$2,282,335
128,897	EI du Pont de Nemours & Co	5,152,013
61,162	Freeport-McMoRan Copper & Gold Inc	1,862,383
71,974	LyondellBasell Industries NV Class A	1,758,325
33,647	Monsanto Co	2,020,166
48,959	Rockwood Holdings Inc (a)	1,649,429

		14,724,651

Communications — 11.12%
30,546	Amazon.com Inc (a)	6,604,962
85,506	CBS Corp Class B	1,742,612
243,369	Cisco Systems Inc	3,769,786
95,117	Crown Castle International Corp (a)	3,868,408
76,255	DIRECTV Class A (a)	3,221,774
19,968	Google Inc Class A (a)	10,271,140
62,227	Polycom Inc (a)	1,143,110
128,989	QUALCOMM Inc	6,272,735
75,152	Viacom Inc Class B	2,911,388
112,725	Windstream Corp	1,314,374

		41,120,289

Consumer, Cyclical — 13.18%
46,386	Autoliv Inc	2,249,721
58,018	BorgWarner Inc (a)	3,511,830
5,554	Chipotle Mexican Grill Inc (a)	1,682,584
45,387	Coach Inc	2,352,408
58,801	Costco Wholesale Corp	4,828,738
88,560	Harley-Davidson Inc	3,040,265
92,805	Home Depot Inc	3,050,500
56,204	Ltd Brands Inc	2,164,416
16,636	Lululemon Athletica Inc (a)	809,342
122,716	Macy’s Inc	3,229,885
87,886	McDonald’s Corp	7,718,149
24,382	O’Reilly Automotive Inc (a)	1,624,573
126,132	Starbucks Corp	4,703,462
70,838	Starwood Hotels & Resorts Worldwide Inc	2,749,931
30,820	Tempur-Pedic International Inc (a)	1,621,440
11,484	Tractor Supply Co	718,324
80,743	Walgreen Co	2,655,637

		48,711,205

Consumer, Non-cyclical — 22.93%
119,903	Abbott Laboratories	6,131,839
25,480	Alexion Pharmaceuticals Inc (a)	1,632,249
46,838	Allergan Inc	3,858,514
43,528	Amgen Inc	2,391,864
20,333	Becton Dickinson & Co	1,490,816
1,189	Boston Beer Co Inc Class A (a)	86,440
27,713	Church & Dwight Co Inc	1,224,915
140,436	Coca-Cola Co	9,487,856
49,155	Colgate-Palmolive Co	4,359,065
20,890	Cooper Cos Inc	1,653,444

Shares		Value

Consumer, Non-cyclical — (continued)
73,126	Covidien PLC	$3,224,857
47,416	DENTSPLY International Inc	1,455,197
21,782	Edwards Lifesciences Corp (a)	1,552,621
28,831	Estee Lauder Cos Inc Class A	2,532,515
114,754	Express Scripts Inc (a)	4,253,931
73,988	Gilead Sciences Inc (a)	2,870,734
16,852	Hansen Natural Corp (a)	1,471,011
38,222	Hershey Co	2,264,271
25,990	Hill-Rom Holdings Inc	780,220
37,989	Human Genome Sciences Inc (a)	482,080
14,628	IDEXX Laboratories Inc (a)	1,008,893
4,432	Intuitive Surgical Inc (a)	1,614,489
45,419	Kellogg Co	2,415,837
17,083	Mastercard Inc Class A	5,418,044
21,878	Mead Johnson Nutrition Co Class A	1,505,863
117,791	PepsiCo Inc	7,291,263
13,253	Perrigo Co	1,286,999
102,529	Philip Morris International Inc	6,395,759
20,846	Teva Pharmaceutical Industries Ltd Sponsored ADR	775,888
21,287	UnitedHealth Group Inc	981,756
25,654	Whole Foods Market Inc	1,675,463
21,746	Zimmer Holdings Inc (a)	1,163,411

		84,738,104

Energy — 10.52%
17,190	Core Laboratories NV	1,544,177
21,001	Devon Energy Corp	1,164,295
19,390	EOG Resources Inc	1,376,884
231,838	Exxon Mobil Corp	16,838,394
85,294	Halliburton Co	2,603,173
17,423	Hornbeck Offshore Services Inc (a)	434,007
43,686	Occidental Petroleum Corp	3,123,549
17,950	Peabody Energy Corp	608,146
137,375	Schlumberger Ltd	8,205,409
89,878	Southwestern Energy Co (a)	2,995,634

		38,893,668

Financial — 3.25%
103,336	American Express Co	4,639,786
13,454	AvalonBay Communities Inc REIT	1,534,429
18,659	BlackRock Inc Class A	2,761,719
88,890	CB Richard Ellis Group Inc Class A (a)	1,196,459
16,946	Simon Property Group Inc REIT	1,863,721

		11,996,114

Industrial — 11.32%
60,000	Agilent Technologies Inc (a)	1,875,000
21,027	Caterpillar Inc	1,552,634
43,919	Deere & Co	2,835,850
19,316	Gardner Denver Inc	1,227,532
47,869	Hexcel Corp (a)	1,060,777
103,798	Honeywell International Inc	4,557,770
26,133	Illinois Tool Works Inc	1,087,133

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Industrial — (continued)
115,958	Jabil Circuit Inc	$2,062,893
44,516	Joy Global Inc	2,776,908
8,449	Kirby Corp (a)	444,755
20,668	Precision Castparts Corp	3,213,047
41,611	Rockwell Automation Inc	2,330,216
66,298	Textron Inc	1,169,497
26,776	Thermo Fisher Scientific Inc (a)	1,355,937
30,236	Union Pacific Corp	2,469,374
90,477	United Parcel Service Inc Class B	5,713,622
86,595	United Technologies Corp	6,092,824

		41,825,769

Technology — 22.42%
86,070	Accenture PLC Class A	4,534,168
61,241	Apple Inc (a)	23,343,844
59,558	Avago Technologies Ltd	1,951,716
128,188	Broadcom Corp Class A	4,267,378
24,971	Cerner Corp (a)	1,711,013
58,931	Check Point Software Technologies Ltd (a)	3,109,199
43,864	Cree Inc (a)	1,139,587
109,314	Electronic Arts Inc (a)	2,235,471
179,435	EMC Corp (a)	3,766,341
69,187	Fortinet Inc (a)	1,162,342
74,914	GT Advanced Technologies Inc (a)	525,896
37,530	International Business Machines Corp	6,568,876
85,389	Linear Technology Corp	2,361,006
255,066	Microsoft Corp	6,348,593
51,573	NetApp Inc (a)	1,750,388
312,296	Oracle Corp	8,975,387
45,652	QLIK Technologies Inc (a)	988,822
64,076	Red Hat Inc (a)	2,707,852

Shares		Value

Technology — (continued)
20,177	Salesforce.com Inc (a)	$2,305,827
113,755	Xilinx Inc	3,121,437

		82,875,143

TOTAL COMMON STOCK — 98.72% (Cost $393,799,328)		$364,884,943

EXCHANGE TRADED FUNDS
21,805	iShares Russell 1000 Growth Index Fund	1,147,379

TOTAL EXCHANGE TRADED FUNDS — 0.31% (Cost $1,178,155)		$1,147,379

Principal Amount

SHORT TERM INVESTMENTS
$ 4,610,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	4,610,000

TOTAL SHORT TERM INVESTMENTS — 1.25% (Cost $4,610,000)		$4,610,000

TOTAL INVESTMENTS — 100.28% (Cost $399,587,483)		$370,642,322

OTHER ASSETS & LIABILITIES — (0.28)%		$(1,024,403)

TOTAL NET ASSETS — 100.00%		$369,617,919

(a)	Non-income producing security
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Canada	$809,342	0.22%
Ireland	7,759,025	2.09
Israel	3,885,087	1.05
Netherlands	3,302,502	0.89
Singapore	1,951,716	0.53
United States	352,934,650	95.22

Total	$370,642,322	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM AMERICAN CENTURY GROWTH PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim American Century Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on June 16, 2011. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Exchange Traded Funds	Exchange traded close price.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description(a)	Level 1	Level 2	Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$347,177,272	$—	$—	$347,177,272
Foreign Common Stock	17,707,671	—	—	17,707,671
Exchange Traded Funds	1,147,379	—	—	1,147,379
Short Term Investments	—	4,610,000	—	4,610,000

Total Investments	$366,032,322	$4,610,000	$0	$370,642,322

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $402,560,023. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,158,887 and gross depreciation of securities in which there was an excess of tax cost over value of $38,076,588 resulting in net depreciation of $31,917,701.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio had no securities on loan as of September 30, 2011.

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Communications — 17.12%
80,500	CBS Corp Class B	$1,640,590
103,050	Gannett Co Inc	982,067
175,575	Interpublic Group of Cos Inc	1,264,140
31,000	Omnicom Group Inc	1,142,040
38,100	Viacom Inc Class B	1,475,994

		6,504,831

Consumer, Cyclical — 15.94%
41,700	Carnival Corp	1,263,510
66,100	International Game Technology	960,433
30,900	Madison Square Garden Co Class A (a)	704,520
23,800	Mattel Inc	616,182
24,100	Mohawk Industries Inc (a)	1,034,131
37,900	Newell Rubbermaid Inc	449,873
16,700	Nordstrom Inc	762,856
4,400	Tiffany & Co	267,608

		6,059,113

Consumer, Non-cyclical — 18.35%
7,100	Apollo Group Inc Class A (a)	281,231
19,625	Baxter International Inc	1,101,748
6,500	Bio-Rad Laboratories Inc Class A (a)	590,005
14,700	DeVry Inc	543,312
16,000	Hospira Inc (a)	592,000
14,100	JM Smucker Co	1,027,749
14,500	Sotheby’s	399,765
26,000	St Jude Medical Inc	940,940
28,000	Zimmer Holdings Inc (a)	1,498,000

		6,974,750

Energy — 2.86%
42,500	Chesapeake Energy Corp	1,085,875

Financial — 29.67%
40,600	Aflac Inc	1,418,970
43,700	Blackstone Group LP	523,526
54,450	CB Richard Ellis Group Inc Class A (a)	732,897

Shares		Value

Financial — (continued)
18,100	City National Corp	$683,456
71,400	First American Financial Corp	913,920
12,100	Franklin Resources Inc	1,157,244
155,000	Janus Capital Group Inc	930,000
22,000	Jones Lang LaSalle Inc	1,139,820
44,900	KKR & Co LP (a)	466,960
56,600	Lazard Ltd Class A	1,194,260
39,825	Northern Trust Corp	1,393,078
15,100	T Rowe Price Group Inc	721,327

		11,275,458

Industrial — 7.20%
17,600	Illinois Tool Works Inc	732,160
14,502	Stanley Black & Decker Inc	712,048
25,496	Thermo Fisher Scientific Inc (a)	1,291,118

		2,735,326

Technology — 7.09%
21,480	Accenture PLC Class A	1,131,566
110,500	Dell Inc (a)	1,563,575

		2,695,141

TOTAL COMMON STOCK — 98.23% (Cost $35,606,317)		$37,330,494

Principal Amount

SHORT TERM INVESTMENTS
$ 580,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	$580,000

TOTAL SHORT TERM INVESTMENTS — 1.52% (Cost $580,000)		$580,000

TOTAL INVESTMENTS — 99.75% (Cost $36,186,317)		$37,910,494

OTHER ASSETS & LIABILITIES — 0.25%		$93,752

TOTAL NET ASSETS — 100.00%		$38,004,246

(a)	Non-income producing security

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM ARIEL MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Bermuda	$1,194,260	3.15%
Ireland	1,131,566	2.98
United States	35,584,668	93.87

Total	$37,910,494	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

Maxim Ariel MidCap Value Portfolio

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Ariel MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description(a)	Level 1	Level 2	Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$35,004,667	$—	$—	$35,004,667
Foreign Common Stock	2,325,827	—	—	2,325,827
Short Term Investments	—	580,000	—	580,000

Total Investments	$37,330,494	$580,000	$0	$37,910,494

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $37,409,901. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $4,714,181 and gross depreciation of securities in which there was an excess of tax cost over value of $4,213,588 resulting in net appreciation of $500,593.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio had no securities on loan as of September 30, 2011.

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Communications — 10.55%
13,100	Anixter International Inc	$621,464
143,450	Gannett Co Inc	1,367,078
92,900	Interpublic Group of Cos Inc	668,880
37,600	Meredith Corp (a)	851,264

		3,508,686

Consumer, Cyclical — 20.60%
24,150	Bob Evans Farms Inc	688,758
349,500	Force Protection Inc (b)	1,345,575
50,600	Herman Miller Inc	903,716
102,400	Interface Inc Class A	1,214,464
65,000	Knoll Inc	890,500
24,000	Madison Square Garden Co Class A (b)	547,200
22,600	Mohawk Industries Inc (b)	969,766
45,825	Steelcase Inc Class A	289,156

		6,849,135

Consumer, Non-cyclical — 17.56%
13,625	Bio-Rad Laboratories Inc Class A (b)	1,236,741
17,400	Charles River Laboratories International Inc (b)	497,988
28,800	DeVry Inc	1,064,448
11,025	Sotheby’s	303,959
182,700	Symmetry Medical Inc (b)	1,410,444
63,200	Team Inc (b)	1,325,936

		5,839,516

Financial — 22.40%
17,800	City National Corp	672,128
65,300	First American Financial Corp	835,840
19,075	HCC Insurance Holdings Inc	515,979
47,200	Horace Mann Educators Corp	538,552
216,100	Janus Capital Group Inc (a)	1,296,600
27,613	Jones Lang LaSalle Inc	1,430,630
61,900	Lazard Ltd Class A	1,306,090
1,410	Markel Corp (b)	503,553
46,075	PrivateBancorp Inc	346,484

		7,445,856

Industrial — 23.83%
59,775	Blount International Inc (b)	798,594
42,900	Brady Corp Class A	1,133,847
40,850	Brink’s Co	952,213
34,525	IDEX Corp	1,075,799
36,475	Littelfuse Inc	1,466,660
30,381	Matthews International Corp Class A	934,520
13,800	Middleby Corp (b)	972,348
23,600	Simpson Manufacturing Co Inc	588,348

		7,922,329

Shares		Value

Technology — 3.53%
53,700	Fair Isaac Corp	$1,172,271

TOTAL COMMON STOCK — 98.47% (Cost $33,831,334)		$32,737,793

Principal Amount

SHORT TERM INVESTMENTS
$ 510,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	$510,000

TOTAL SHORT TERM INVESTMENTS — 1.53% (Cost $510,000)		$510,000

SECURITIES LENDING COLLATERAL
388,482	Undivided interest of 3.22% in a repurchase agreement (principal amount/value $12,055,870 with a maturity value of $12,055,991) with BNP Paribas Securities Corp, 0.12%, dated 9/30/11, to be repurchased at $388,482 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 12/1/18 - 10/1/41, with a value of $12,298,087.	388,482

999,888	Undivided interest of 2.31% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $999,888 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	999,888

TOTAL SECURITIES LENDING COLLATERAL — 4.18% (Cost $1,388,370)		$1,388,370

TOTAL INVESTMENTS — 104.18% (Cost $35,729,704)		$34,636,163

OTHER ASSETS & LIABILITIES — (4.18)%		$(1,388,354)

TOTAL NET ASSETS — 100.00%		$33,247,809

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

(a)	A portion or all of the security is on loan at September 30, 2011.
(b)	Non-income producing security

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Bermuda	$1,306,090	3.77%
United States	33,330,073	96.23

Total	$34,636,163	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Ariel Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Initial Class shares are not subject to any distribution fees, and Class L shares are subject to an annual distribution fee of 0.25% of the Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description (a)	Level 1	Level 2	Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$31,431,703	$—	$—	$31,431,703
Foreign Common Stock	1,306,090	—	—	1,306,090
Short Term Investments	—	510,000	—	510,000
Securities Lending Collateral	—	1,388,370	—	1,388,370

Total Investments	$32,737,793	$1,898,370	$0	$34,636,163

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $37,913,623. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,060,343 and gross depreciation of securities in which there was an excess of tax cost over value of $5,337,803 resulting in net depreciation of $3,277,460.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $1,347,441 and received collateral of $1,388,370 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 4.69%
$ 500,000	ACE Securities Corp(a)(b)
	6.34%, 02/25/2038	$301,461
1,610,945	Americold LLC Trust(b)
	3.85%, 01/14/2029	1,679,257
	Avis Budget Rental Car Funding AESOP LLC
1,000,000	3.15%, 03/20/2017(b)	1,030,250
2,000,000	3.41%, 11/20/2017(b)	2,015,177
	Bear Stearns Commercial Mortgage Securities
500,000	5.19%, 05/11/2039(c)	525,343
1,330,000	5.29%, 10/12/2042(c)	1,461,288
750,000	Citibank Credit Card Issuance Trust
	4.90%, 06/23/2016	832,147
843,766	Citicorp Residential Mortgage Securities Inc(a)
	5.84%, 07/25/2036	807,782
533,949	Countrywide Asset-Backed Certificates(c)
	5.51%, 04/25/2036	402,464
1,000,000	Greenwich Capital Commercial Funding Corp
	4.92%, 01/05/2036	1,052,275
	GS Mortgage Securities Corp II
1,000,000	4.75%, 07/10/2039	1,061,259
1,250,000	4.76%, 07/10/2039	1,317,269
	JP Morgan Chase Commercial Mortgage Securities Corp
325,878	4.66%, 07/15/2042	337,018
500,000	5.41%, 12/15/2044(c)	506,336
	Morgan Stanley Capital I
1,250,000	5.55%, 06/15/2038(c)	1,337,435
500,000	5.15%, 06/13/2041	523,696
3,000,000	5.79%, 06/11/2042(b)(c)	3,351,360
3,000,000	5.23%, 09/15/2042(c)	3,266,562
2,000,000	5.51%, 11/12/2049(c)	2,157,664
500,000	5.54%, 11/12/2049(c)	483,757
1,250,000	5.16%, 10/12/2052(c)	1,351,210
	Residential Funding Mortgage Securities II Inc
800,000	5.50%, 08/25/2025	661,750
343,532	5.79%, 02/25/2036	343,706
460,195	Wachovia Bank Commercial Mortgage Trust
	4.75%, 02/15/2041	484,272

		27,290,738

Basic Materials — 1.22%
500,000	Anglo American Capital PLC(b)
	9.38%, 04/08/2014	580,841
500,000	ArcelorMittal
	6.13%, 06/01/2018	482,686
500,000	BHP Billiton Finance USA Ltd
	5.25%, 12/15/2015	572,688
500,000	Chevron Phillips Chemical Co LLC/LP(b)
	4.75%, 02/01/2021	529,795
500,000	Cliffs Natural Resources Inc
	5.90%, 03/15/2020	530,390
	Dow Chemical Co
250,000	2.50%, 02/15/2016	245,947
500,000	5.70%, 05/15/2018	556,353
500,000	EI du Pont de Nemours & Co
	5.25%, 12/15/2016	573,977
500,000	International Paper Co(d)
	5.30%, 04/01/2015	530,530

Principal Amount		Value

Basic Materials — (continued)
$ 500,000	PPG Industries Inc
	3.60%, 11/15/2020	$515,766
500,000	Rio Tinto Finance USA Ltd
	9.00%, 05/01/2019	672,884
500,000	Teck Resources Ltd
	4.50%, 01/15/2021	508,398
250,000	Vale Overseas Ltd
	4.63%, 09/15/2020	242,500
500,000	Xstrata Finance Canada Ltd(b)
	5.80%, 11/15/2016	549,738

		7,092,493

Communications — 2.08%
500,000	Alltel Corp
	7.00%, 03/15/2016	594,125
500,000	America Movil SAB de CV
	5.00%, 03/30/2020	528,000
	AT&T Inc
500,000	5.60%, 05/15/2018	578,130
500,000	6.15%, 09/15/2034	559,594
500,000	5.35%, 09/01/2040	522,652
500,000	Cellco Partnership / Verizon Wireless Capital LLC
	7.38%, 11/15/2013	560,762
	Comcast Corp
569,000	6.30%, 11/15/2017	665,218
500,000	5.15%, 03/01/2020	564,349
500,000	COX Communications Inc
	5.45%, 12/15/2014	553,632
1,000,000	Crown Castle Towers LLC(b)
	6.11%, 01/15/2020	1,123,999
500,000	Deutsche Telekom International Finance BV
	8.75%, 06/15/2030	666,905
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	3.13%, 02/15/2016	508,718
500,000	Pearson Funding Two PLC(b)
	4.00%, 05/17/2016	529,184
500,000	Rogers Communications Inc
	6.80%, 08/15/2018	606,363
634,000	Southwestern Bell Telephone LP
	7.00%, 07/01/2015	738,951
500,000	Telecom Italia Capital SA
	6.18%, 06/18/2014	497,580
	Verizon Communications Inc
500,000	5.85%, 09/15/2035	586,896
500,000	6.00%, 04/01/2041(d)	607,733
500,000	Viacom Inc
	4.38%, 09/15/2014	534,261
500,000	Vodafone Group PLC
	5.63%, 02/27/2017	573,000

		12,100,052

Consumer, Cyclical — 1.46%
908,697	Continental Airlines 1999-1 Class A Pass Through Trust
	6.55%, 02/02/2019	917,784

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 423,837	CVS Pass-Through Trust
	6.04%, 12/10/2028	$446,067
500,000	Daimler Finance North America LLC
	6.50%, 11/15/2013	548,958
985,677	Delta Air Lines 2010-2 Class A Pass Through Trust(d)
	4.95%, 05/23/2019	955,743
250,000	Hasbro Inc
	6.13%, 05/15/2014	273,972
500,000	Home Depot Inc
	5.40%, 03/01/2016	565,741
500,000	Hyatt Hotels Corp(b)
	5.75%, 08/15/2015	532,851
250,000	Kia Motors Corp(b)
	3.63%, 06/14/2016	248,678
500,000	Mattel Inc
	4.35%, 10/01/2020	527,478
845,863	Southwest Airlines Co 2007-1 Pass Through Trust
	6.15%, 08/01/2022	896,615
1,422,947	UAL 2009-2A Pass Through Trust
	9.75%, 01/15/2017	1,558,127
1,000,000	VF Corp
	3.50%, 09/01/2021	1,016,583

		8,488,597

Consumer, Non-cyclical — 2.24%
500,000	Abbott Laboratories
	4.13%, 05/27/2020	553,453
500,000	Alberto-Culver Co
	5.15%, 06/01/2020	584,383
500,000	Anheuser-Busch Cos Inc
	5.95%, 01/15/2033	618,226
500,000	Baxter International Inc
	4.50%, 08/15/2019	564,178
500,000	Bottling Group LLC
	5.13%, 01/15/2019	583,995
500,000	Brambles USA Inc(b)
	5.35%, 04/01/2020	545,210
500,000	Coca-Cola Co
	3.15%, 11/15/2020	516,094
	Corn Products International Inc
500,000	3.20%, 11/01/2015	512,528
250,000	4.63%, 11/01/2020	263,184
1,000,000	DENTSPLY International Inc
	2.75%, 08/15/2016	1,006,887
500,000	Equifax Inc
	4.45%, 12/01/2014	532,716
500,000	Express Scripts Inc
	3.13%, 05/15/2016	504,855
250,000	Genzyme Corp
	3.63%, 06/15/2015	267,362
500,000	GlaxoSmithKline Capital Inc
	5.65%, 05/15/2018	604,626
500,000	Kraft Foods Inc
	5.38%, 02/10/2020	565,860
500,000	Kroger Co
	6.40%, 08/15/2017	592,852

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 500,000	Laboratory Corp of America Holdings
	3.13%, 05/15/2016	$517,764
500,000	Merck & Co Inc
	6.00%, 09/15/2017	609,431
500,000	Novartis Capital Corp
	4.40%, 04/24/2020	565,011
500,000	Procter & Gamble Co
	5.55%, 03/05/2037	643,724
250,000	SABMiller PLC(b)
	6.50%, 07/01/2016	293,957
500,000	UnitedHealth Group Inc
	5.00%, 08/15/2014	547,713
500,000	WellPoint Inc
	5.25%, 01/15/2016	556,553
500,000	Woolworths Ltd(b)
	2.55%, 09/22/2015	509,508

		13,060,070

Energy — 2.02%
500,000	BP Capital Markets PLC
	3.13%, 10/01/2015	516,640
500,000	Cenovus Energy Inc
	4.50%, 09/15/2014	539,020
500,000	ConocoPhillips
	5.90%, 10/15/2032	609,988
500,000	EOG Resources Inc
	2.50%, 02/01/2016	510,337
500,000	EQT Corp
	8.13%, 06/01/2019	606,199
500,000	Gulfstream Natural Gas System LLC(b)
	6.95%, 06/01/2016	587,617
500,000	Hess Corp
	7.00%, 02/15/2014	558,294
250,000	Husky Energy Inc
	5.90%, 06/15/2014	274,282
698,594	Kern River Funding Corp(b)
	4.89%, 04/30/2018	756,877
500,000	Motiva Enterprises LLC(b)
	5.75%, 01/15/2020	579,124
500,000	Northwest Pipeline GP
	7.13%, 12/01/2025	637,613
500,000	Panhandle Eastern Pipeline Co LP
	6.20%, 11/01/2017	580,734
500,000	Petrobras International Finance Co - Pifco
	5.75%, 01/20/2020	519,000
500,000	Shell International Finance BV
	3.25%, 09/22/2015	533,191
250,000	Sunoco Logistics Partners Operations LP
	8.75%, 02/15/2014	282,858
500,000	Talisman Energy Inc
	3.75%, 02/01/2021	485,476
	Transocean Inc
500,000	4.95%, 11/15/2015	526,579
500,000	6.00%, 03/15/2018	532,392
	Valero Energy Corp
500,000	6.13%, 06/15/2017	556,339
500,000	7.50%, 04/15/2032	578,089

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Energy — (continued)
$ 750,000	Weatherford International Ltd/Bermuda
	9.63%, 03/01/2019	$969,010

		11,739,659

Financial — 7.73%
500,000	Allstate Corp
	5.35%, 06/01/2033	516,238
500,000	American Express Co
	7.25%, 05/20/2014	566,677
500,000	American Honda Finance Corp(b)
	6.70%, 10/01/2013	548,648
500,000	Ameriprise Financial Inc
	5.30%, 03/15/2020	552,668
	Bank of America Corp
1,000,000	4.90%, 05/01/2013	991,719
500,000	4.50%, 04/01/2015	473,872
500,000	5.75%, 12/01/2017	468,930
500,000	Bank of America NA
	6.00%, 10/15/2036	456,661
500,000	Bank of New York Mellon Corp
	5.13%, 08/27/2013	538,172
500,000	Bank of Nova Scotia
	3.40%, 01/22/2015	526,180
500,000	Barclays Bank PLC
	5.00%, 09/22/2016	501,122
500,000	BB&T Corp
	3.95%, 04/29/2016	528,704
500,000	Bear Stearns Cos LLC
	5.70%, 11/15/2014	539,210
1,451,043	BGS CTL(b)(e)
	6.36%, 06/15/2033	1,661,346
500,000	BlackRock Inc
	6.25%, 09/15/2017	577,614
500,000	Camden Property Trust
	5.38%, 12/15/2013	528,138
1,000,000	Canadian Imperial Bank of Commerce/Canada(b)
	2.60%, 07/02/2015	1,041,605
500,000	Charles Schwab Corp
	4.45%, 07/22/2020	526,840
	Citigroup Inc
500,000	5.00%, 09/15/2014	490,380
500,000	6.13%, 11/21/2017	534,286
500,000	5.38%, 08/09/2020	518,009
500,000	5.85%, 12/11/2034	482,743
	CME Group Inc
500,000	5.75%, 02/15/2014	549,128
500,000	4.40%, 03/15/2018	540,490
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
	2.13%, 10/13/2015	498,984
	Credit Suisse/New York NY
500,000	2.20%, 01/14/2014	495,557
500,000	5.40%, 01/14/2020	480,355
750,000	Deutsche Bank AG/London
	3.45%, 03/30/2015	746,390
500,000	Duke Realty LP
	6.75%, 03/15/2020	519,241

Principal Amount		Value

Financial — (continued)
$ 500,000	Export-Import Bank of Korea(d)
	4.00%, 01/29/2021	$462,143
	General Electric Capital Corp
500,000	5.38%, 10/20/2016	547,866
1,000,000	4.63%, 01/07/2021	1,037,853
500,000	6.75%, 03/15/2032	570,785
	Goldman Sachs Group Inc
500,000	5.75%, 10/01/2016	524,735
500,000	6.15%, 04/01/2018	518,138
1,000,000	6.25%, 02/01/2041	972,418
	HSBC Finance Corp
500,000	5.00%, 06/30/2015	515,446
500,000	5.50%, 01/19/2016	521,884
500,000	HSBC Holdings PLC
	5.10%, 04/05/2021	514,875
500,000	Jefferies Group Inc
	8.50%, 07/15/2019	556,090
	JPMorgan Chase & Co
500,000	5.13%, 09/15/2014	526,573
1,000,000	6.00%, 01/15/2018	1,113,632
500,000	JPMorgan Chase Bank NA
	6.00%, 10/01/2017	525,652
	Kreditanstalt fuer Wiederaufbau
1,000,000	1.38%, 07/15/2013	1,014,323
500,000	4.88%, 01/17/2017	587,429
500,000	4.38%, 03/15/2018	580,415
500,000	2.75%, 09/08/2020	518,138
500,000	Landwirtschaftliche Rentenbank(d)
	2.38%, 09/13/2017	515,781
500,000	Lincoln National Corp
	6.25%, 02/15/2020	525,576
500,000	Merrill Lynch & Co Inc
	6.05%, 05/16/2016	449,968
500,000	MetLife Inc
	6.75%, 06/01/2016	575,062
500,000	Metropolitan Life Global Funding I(b)
	3.13%, 01/11/2016	515,469
	Morgan Stanley
750,000	6.00%, 05/13/2014	759,517
500,000	6.63%, 04/01/2018	496,031
500,000	5.63%, 09/23/2019	469,036
500,000	NASDAQ OMX Group Inc
	4.00%, 01/15/2015	509,553
500,000	New York Life Insurance Co(b)
	6.75%, 11/15/2039	618,106
500,000	Nomura Holdings Inc
	5.00%, 03/04/2015	523,955
500,000	Oesterreichische Kontrollbank AG
	1.75%, 10/05/2015	509,649
500,000	Pacific LifeCorp(b)
	6.00%, 02/10/2020	534,517
1,000,000	PNC Bank NA
	4.88%, 09/21/2017	1,053,682
1,000,000	PNC Funding Corp
	2.70%, 09/19/2016	1,000,085
	Prudential Financial Inc
500,000	6.10%, 06/15/2017	544,782
250,000	5.38%, 06/21/2020	262,331
500,000	Royal Bank of Canada(d)
	2.63%, 12/15/2015	517,038

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 500,000	Simon Property Group LP
	4.20%, 02/01/2015	$527,609
250,000	Susa Partnership LP
	7.50%, 12/01/2027	312,303
500,000	Teachers Insurance & Annuity Association of America(b)
	6.85%, 12/16/2039	612,719
500,000	Toronto-Dominion Bank(b)
	2.20%, 07/29/2015	515,572
500,000	Toyota Motor Credit Corp
	3.20%, 06/17/2015	524,610
500,000	UBS AG/Stamford CT
	4.88%, 08/04/2020	481,447
500,000	Wachovia Bank NA
	4.80%, 11/01/2014	533,520
	Wells Fargo & Co
1,000,000	4.38%, 01/31/2013	1,037,617
500,000	5.13%, 09/15/2016	531,032
500,000	5.38%, 02/07/2035	532,774

		44,997,643

Foreign Government Obligations — 2.25%
	Brazilian Government International Bond
500,000	7.88%, 03/07/2015	588,250
500,000	6.00%, 01/17/2017	570,750
500,000	4.88%, 01/22/2021	534,500
500,000	Canada Government International Bond
	2.38%, 09/10/2014	526,220
	European Investment Bank
500,000	3.00%, 04/08/2014	528,057
500,000	2.88%, 01/15/2015	531,930
500,000	5.13%, 09/13/2016	589,808
500,000	2.88%, 09/15/2020	522,789
500,000	Export Development Canada
	4.50%, 10/25/2012	520,765
1,000,000	Inter-American Development Bank
	1.75%, 10/22/2012	1,014,393
1,000,000	International Bank for Reconstruction & Development
	1.75%, 07/15/2013	1,024,438
	Mexico Government International Bond
500,000	5.63%, 01/15/2017	557,000
500,000	5.13%, 01/15/2020	541,250
500,000	6.75%, 09/27/2034	615,000
	Province of British Columbia Canada
500,000	2.85%, 06/15/2015	533,114
1,000,000	2.10%, 05/18/2016	1,039,038
750,000	2.65%, 09/22/2021	759,825
500,000	Province of Manitoba Canada
	2.13%, 04/22/2013	512,475
	Province of Ontario Canada
500,000	4.38%, 02/15/2013	525,153
500,000	2.30%, 05/10/2016	517,973
500,000	4.40%, 04/14/2020	569,319

		13,122,047

Principal Amount		Value

Industrial — 2.18%
	Agilent Technologies Inc
$ 500,000	5.50%, 09/14/2015	$547,146
500,000	5.00%, 07/15/2020	539,442
500,000	Amphenol Corp
	4.75%, 11/15/2014	530,100
1,000,000	Bemis Co Inc
	4.50%, 10/15/2021	1,012,026
972,990	Burlington Northern & Santa Fe Railway Co 2005-4 Pass Through Trust
	4.97%, 04/01/2023	1,097,046
500,000	Caterpillar Inc
	5.70%, 08/15/2016	588,627
500,000	CSX Corp
	5.60%, 05/01/2017	570,149
	Federal Express Corp 1998 Pass Through Trust
473,279	6.85%, 01/15/2019	520,607
975,134	6.72%, 01/15/2022	1,155,534
486,252	GATX Corp 2008-2 Pass Through Trust
	9.00%, 11/15/2013	547,580
500,000	Hubbell Inc
	3.63%, 11/15/2022	518,398
500,000	ITT Corp
	4.90%, 05/01/2014	546,614
500,000	Lennox International Inc
	4.90%, 05/15/2017	547,604
500,000	Norfolk Southern Corp
	5.90%, 06/15/2019	601,687
250,000	Pall Corp
	5.00%, 06/15/2020	280,719
500,000	Republic Services Inc
	3.80%, 05/15/2018	519,913
500,000	Stanley Black & Decker Inc
	6.15%, 10/01/2013	543,803
750,000	Thermo Fisher Scientific Inc
	2.05%, 02/21/2014	771,173
500,000	Union Pacific Corp
	6.63%, 02/01/2029	646,681
467,246	Union Pacific Railroad Co 2007-3 Pass Through Trust
	6.18%, 01/02/2031	579,690

		12,664,539

Mortgage-Backed Securities — 37.62%
	Federal Home Loan Bank
3,000,000	1.50%, 01/16/2013	3,044,163
3,500,000	3.38%, 02/27/2013	3,647,837
2,500,000	3.63%, 10/18/2013	2,660,435
1,300,000	5.25%, 06/18/2014	1,463,361
3,250,000	5.38%, 05/18/2016(d)	3,856,804
	Federal Home Loan Mortgage Corp
800,000	4.13%, 09/27/2013	858,661
2,500,000	3.00%, 07/28/2014	2,665,915
1,250,000	2.88%, 02/09/2015	1,336,359
1,250,000	5.50%, 07/18/2016	1,498,516
252,358	5.00%, 12/01/2017	270,214
232,732	5.50%, 02/01/2018	251,227
215,983	5.00%, 04/01/2018	231,386
247,746	5.50%, 05/01/2018	267,464
375,281	5.00%, 08/01/2018	405,809

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 1,000,000	3.75%, 03/27/2019	$1,129,713
260,500	5.00%, 12/01/2020	281,528
268,268	4.00%, 01/01/2021	284,847
321,608	5.00%, 04/01/2021	347,569
131,028	5.00%, 05/01/2021	141,604
210,707	5.50%, 05/01/2021	228,081
427,414	5.50%, 06/01/2022	462,657
109,875	5.00%, 03/01/2023	118,058
529,551	4.50%, 06/01/2024	568,400
543,118	5.00%, 09/01/2024	592,005
752,284	4.00%, 02/01/2025	792,428
2,560,714	3.00%, 12/01/2025	2,637,190
1,964,879	4.00%, 05/01/2026	2,070,344
497,835	3.50%, 09/01/2026	519,610
47,182	7.50%, 05/01/2027	54,768
44,571	6.50%, 04/01/2029	50,581
6,266	7.50%, 08/01/2030	7,306
517,276	6.50%, 11/01/2032	585,991
465,114	6.50%, 11/01/2032	526,543
294,787	6.50%, 11/01/2032	333,498
879,036	5.50%, 06/01/2033	957,793
420,828	4.50%, 08/01/2033	448,272
227,000	5.00%, 02/01/2034	244,772
299,569	5.00%, 07/01/2034	322,929
892,826	5.00%, 09/01/2035	968,447
358,823	6.00%, 03/01/2036	395,905
223,948	6.00%, 04/01/2036	246,841
869,404	5.50%, 05/01/2036	945,531
1,263,108	5.00%, 06/01/2036	1,360,814
536,702	6.00%, 11/01/2036	590,658
383,294	6.00%, 12/01/2036	421,827
912,249	5.50%, 05/01/2037	1,000,822
365,172	5.50%, 05/01/2037	396,348
922,047	6.00%, 08/01/2037	1,014,573
2,096,027	5.50%, 10/01/2037	2,299,538
769,346	6.50%, 11/01/2037	855,769
311,386	6.00%, 04/01/2038	342,301
973,668	5.00%, 06/01/2038	1,045,486
1,181,772	6.00%, 06/01/2038	1,297,069
1,278,698	4.50%, 03/01/2039	1,354,394
862,915	4.50%, 06/01/2039	913,998
1,474,863	4.50%, 09/01/2039	1,562,172
1,995,263	4.50%, 11/01/2039	2,113,379
3,024,285	4.50%, 11/01/2039	3,203,316
763,653	4.50%, 11/01/2039	808,860
1,112,746	4.00%, 12/01/2039	1,166,877
3,801,877	4.00%, 12/01/2039	3,986,822
1,027,203	5.00%, 12/01/2039	1,114,205
2,746,443	4.50%, 05/01/2040	2,928,767
2,451,969	5.00%, 05/01/2040	2,635,509
1,199,619	4.50%, 07/01/2040	1,270,821
1,099,100	5.00%, 08/01/2040	1,184,307
1,908,839	4.00%, 11/01/2040	2,001,100
1,984,800	4.50%, 06/01/2041	2,101,211
	Federal National Mortgage Association
37	8.00%, 06/01/2012	38
256	8.00%, 12/01/2012	263
900,000	4.75%, 02/21/2013	953,933
1,250,000	3.88%, 07/12/2013	1,327,186
21,845	6.50%, 12/01/2013	22,718

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 750,000	2.50%, 05/15/2014	$786,398
750,000	3.00%, 09/16/2014	802,107
1,500,000	5.00%, 04/15/2015	1,715,591
2,700,000	5.00%, 05/11/2017	3,215,306
144,830	6.00%, 07/01/2017	156,951
127,438	5.00%, 06/01/2018	136,660
223,013	4.00%, 04/01/2019	237,322
118,038	5.00%, 10/01/2020	127,640
144,049	6.00%, 05/01/2021	156,955
469,428	3.50%, 06/01/2021	493,825
92,136	6.00%, 12/01/2021	100,305
57,310	8.00%, 11/01/2022	66,062
567,897	5.00%, 01/01/2024	620,594
3,308,059	4.50%, 05/01/2024	3,522,887
1,566,256	4.00%, 07/01/2024	1,680,451
201,589	4.00%, 02/01/2025	212,885
953,303	4.00%, 02/01/2025	1,006,125
2,753,643	4.50%, 06/01/2025	2,935,909
5,419,609	3.50%, 12/01/2025	5,667,579
1,846,680	4.00%, 01/01/2026	1,950,158
256,134	6.00%, 01/01/2029	284,485
965,974	4.50%, 01/01/2030	1,028,208
913,737	4.50%, 05/01/2030	972,607
2,750,235	4.00%, 09/01/2030	2,910,351
277,596	6.50%, 06/01/2032	317,439
189,760	7.00%, 07/01/2032	218,584
346,117	6.50%, 08/01/2032	390,197
305,191	5.50%, 05/01/2033	336,149
606,492	5.00%, 07/01/2033	655,473
280,890	5.00%, 09/01/2033	303,575
586,469	5.00%, 09/01/2033	633,832
1,223,206	5.00%, 12/01/2033	1,321,993
164,840	5.50%, 01/01/2034	180,175
289,471	5.50%, 01/01/2034	316,220
1,933,770	5.50%, 03/01/2034	2,139,656
568,698	5.50%, 02/01/2035	621,604
516,127	6.00%, 02/01/2035	571,804
278,227	5.00%, 07/01/2035	300,392
1,322,997	5.00%, 09/01/2035	1,428,396
621,098	5.00%, 09/01/2035	671,258
895,075	5.50%, 09/01/2035	977,227
216,331	5.00%, 10/01/2035	233,566
643,601	6.00%, 10/01/2035	710,415
1,323,224	5.50%, 11/01/2035	1,444,671
219,953	6.00%, 11/01/2035	242,787
297,938	5.50%, 12/01/2035	325,283
297,172	6.00%, 12/01/2035	330,622
1,630,865	4.50%, 01/01/2036	1,740,524
511,807	6.00%, 02/01/2036	564,939
403,497	5.50%, 04/01/2036	440,530
927,333	5.50%, 04/01/2036	1,010,561
362,373	6.00%, 04/01/2036	399,991
1,656,518	5.50%, 05/01/2036	1,808,556
446,837	6.00%, 06/01/2036	497,134
405,014	6.00%, 07/01/2036	446,047
261,704	6.50%, 08/01/2036	291,214
1,362,269	5.50%, 11/01/2036	1,484,532
417,759	5.00%, 05/01/2037	450,191
636,775	5.00%, 07/01/2037	688,201
513,615	6.00%, 08/01/2037	564,528

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 1,818,139	6.00%, 03/01/2038	$2,022,793
434,546	6.00%, 03/01/2038	483,459
1,751,437	5.50%, 06/01/2038	1,914,375
1,293,127	5.50%, 07/01/2038	1,423,531
1,155,349	6.00%, 10/01/2038	1,269,873
418,335	5.50%, 11/01/2038	460,522
3,395,318	6.00%, 11/01/2038	3,746,734
4,334,114	4.50%, 02/01/2039	4,606,576
974,812	4.50%, 02/01/2039	1,036,093
2,053,799	4.50%, 04/01/2039	2,197,030
1,526,081	4.50%, 05/01/2039	1,632,510
1,820,495	4.50%, 06/01/2039	1,947,456
3,958,152	5.00%, 07/01/2039	4,262,352
1,562,653	5.00%, 07/01/2039	1,682,750
2,392,603	4.50%, 08/01/2039	2,541,518
856,798	4.50%, 08/01/2039	916,550
1,243,811	5.50%, 08/01/2039	1,352,528
390,105	4.50%, 10/01/2039	414,385
980,938	5.00%, 12/01/2039	1,067,056
1,468,731	4.50%, 03/01/2040	1,571,160
2,268,699	4.50%, 06/01/2040	2,409,902
2,362,779	5.00%, 06/01/2040	2,570,212
854,394	4.50%, 08/01/2040	907,571
472,703	4.50%, 09/01/2040	504,044
2,687,679	4.00%, 11/01/2040	2,820,635
1,058,267	4.50%, 11/01/2040	1,124,133
1,525,949	5.00%, 11/01/2040	1,653,239
979,835	5.00%, 01/01/2041	1,062,181
1,991,569	4.50%, 06/01/2041	2,115,523
	Government National Mortgage Association
22,951	9.00%, 01/15/2017	26,033
310,961	5.00%, 09/15/2018	336,645
25,866	9.00%, 04/15/2021	29,229
50,872	7.00%, 07/15/2025	58,351
24,234	7.50%, 12/15/2025	28,252
970,245	4.00%, 04/20/2026	1,035,225
1,132,992	5.00%, 11/15/2033	1,252,035
379,108	5.50%, 12/15/2035	420,466
427,947	5.00%, 12/20/2035	472,943
705,577	6.00%, 01/20/2036	789,688
988,693	5.50%, 02/20/2036	1,100,954
395,688	5.50%, 04/15/2037	438,639
806,263	5.00%, 08/15/2038	886,420
4,607,338	5.00%, 06/15/2039	5,076,313
1,745,763	4.00%, 11/15/2039	1,870,261
3,645,460	4.00%, 05/20/2040	3,906,004
1,601,560	4.50%, 07/20/2040	1,738,736
869,230	5.50%, 07/20/2040	963,309
1,395,374	4.50%, 09/20/2040	1,514,890
2,896,706	4.00%, 10/15/2040	3,104,415
3,679,341	4.00%, 01/15/2041	3,941,732
1,497,650	4.00%, 08/15/2041	1,604,454
750,000	Tennessee Valley Authority
	3.88%, 02/15/2021	844,382

		218,998,137

Principal Amount		Value

Municipal Bonds and Notes — 0.29%
$ 500,000	Indianapolis Local Public Improvement Bond Bank
	6.00%, 01/15/2040	$593,710
1,000,000	New York State Dormitory Authority
	4.55%, 02/15/2021	1,121,510

		1,715,220

Technology — 0.85%
500,000	Applied Materials Inc
	2.65%, 06/15/2016	512,269
500,000	Computer Sciences Corp
	6.50%, 03/15/2018	540,068
500,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015	515,220
	Fiserv Inc
500,000	3.13%, 10/01/2015	508,971
250,000	4.63%, 10/01/2020	260,204
500,000	HP Enterprise Services LLC
	6.00%, 08/01/2013	536,119
1,000,000	Intel Corp
	1.95%, 10/01/2016	1,007,215
500,000	International Business Machines Corp
	6.50%, 10/15/2013	555,556
500,000	Xerox Corp
	5.65%, 05/15/2013	529,157

		4,964,779

U.S. Government Agency Obligations — 1.58%
	Federal Home Loan Bank
1,500,000	5.50%, 08/13/2014	1,706,280
2,000,000	4.75%, 12/16/2016	2,332,322
500,000	Federal Home Loan Mortgage Corp
	5.25%, 04/18/2016	590,128
3,500,000	Federal National Mortgage Association
	4.63%, 10/15/2013	3,793,989
500,000	Resolution Funding Corp
	9.38%, 10/15/2020	786,238

		9,208,957

U.S. Treasury Bonds and Notes — 32.89%
	United States Treasury Note/Bond
1,000,000	0.38%, 10/31/2012	1,002,070
4,200,000	3.88%, 10/31/2012	4,366,030
4,250,000	3.63%, 12/31/2012	4,429,630
2,500,000	1.38%, 01/15/2013	2,536,817
1,500,000	0.63%, 01/31/2013	1,508,204
3,500,000	1.38%, 02/15/2013	3,554,278
1,000,000	0.63%, 02/28/2013	1,005,703
5,100,000	2.50%, 03/31/2013	5,270,534
500,000	1.75%, 04/15/2013	511,385
2,600,000	0.50%, 05/31/2013	2,610,969
1,000,000	1.13%, 06/15/2013	1,014,410
3,500,000	1.00%, 07/15/2013	3,544,555
500,000	0.38%, 07/31/2013	501,074
3,000,000	0.13%, 08/31/2013	2,992,617
1,600,000	3.13%, 08/31/2013	1,686,437

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

U.S. Treasury Bonds and Notes — (continued)
$ 3,125,000	0.75%, 09/15/2013	$3,152,953
1,000,000	0.50%, 10/15/2013	1,003,906
2,500,000	1.50%, 12/31/2013	2,566,210
500,000	1.00%, 01/15/2014	507,461
2,100,000	1.75%, 01/31/2014	2,168,250
3,200,000	4.00%, 02/15/2014	3,474,499
2,100,000	1.75%, 03/31/2014	2,171,696
500,000	1.88%, 04/30/2014	519,024
500,000	4.75%, 05/15/2014	556,719
500,000	0.75%, 06/15/2014	504,844
2,000,000	2.63%, 07/31/2014	2,123,906
3,250,000	2.38%, 08/31/2014	3,432,559
500,000	2.38%, 10/31/2014	529,258
4,500,000	2.63%, 12/31/2014	4,806,211
4,400,000	4.00%, 02/15/2015	4,907,720
1,000,000	2.50%, 03/31/2015	1,067,340
750,000	2.13%, 05/31/2015	791,423
2,000,000	1.88%, 06/30/2015	2,092,500
4,700,000	4.25%, 08/15/2015	5,342,579
2,750,000	1.25%, 09/30/2015	2,811,017
2,100,000	4.50%, 11/15/2015	2,422,054
1,500,000	1.38%, 11/30/2015	1,538,907
1,000,000	2.13%, 12/31/2015(d)	1,057,266
1,350,000	7.25%, 05/15/2016	1,743,082
1,000,000	1.75%, 05/31/2016	1,039,920
2,000,000	3.25%, 05/31/2016	2,218,750
1,250,000	1.50%, 06/30/2016	1,284,475
1,500,000	3.25%, 06/30/2016	1,665,117
1,000,000	3.25%, 07/31/2016	1,110,469
4,800,000	4.88%, 08/15/2016	5,706,749
750,000	1.00%, 08/31/2016(d)	751,875
2,000,000	3.13%, 10/31/2016	2,212,032
1,000,000	3.25%, 12/31/2016	1,113,594
1,775,000	2.75%, 05/31/2017	1,933,502
2,000,000	2.50%, 06/30/2017	2,150,000
1,000,000	2.38%, 07/31/2017	1,068,125
3,200,000	4.75%, 08/15/2017	3,852,998
1,750,000	1.88%, 08/31/2017	1,817,813
1,000,000	1.88%, 09/30/2017	1,038,203
500,000	1.88%, 10/31/2017	518,789
1,000,000	2.75%, 12/31/2017	1,089,922
1,250,000	2.63%, 01/31/2018	1,352,441
3,400,000	3.50%, 02/15/2018(d)	3,861,921
2,750,000	3.88%, 05/15/2018	3,194,081
750,000	2.38%, 06/30/2018	797,813
750,000	1.50%, 08/31/2018	753,633
3,250,000	3.13%, 05/15/2019	3,620,701
1,000,000	3.63%, 08/15/2019	1,151,562
1,250,000	3.63%, 02/15/2020	1,442,969
2,050,000	8.50%, 02/15/2020	3,158,121
2,375,000	3.50%, 05/15/2020	2,719,921
2,400,000	2.63%, 08/15/2020	2,570,438
2,000,000	2.63%, 11/15/2020	2,138,750
1,900,000	3.63%, 02/15/2021	2,194,945
1,000,000	3.13%, 05/15/2021	1,109,920
2,250,000	8.13%, 05/15/2021	3,501,562
650,000	8.00%, 11/15/2021	1,015,219
1,650,000	7.25%, 08/15/2022	2,491,500
1,800,000	6.25%, 08/15/2023	2,565,562
300,000	7.50%, 11/15/2024	477,094

Principal Amount		Value

U.S. Treasury Bonds and Notes — (continued)
$ 1,100,000	6.88%, 08/15/2025	$1,685,407
1,150,000	6.38%, 08/15/2027	1,729,671
900,000	6.13%, 11/15/2027	1,325,813
850,000	5.25%, 11/15/2028	1,158,524
2,400,000	6.25%, 05/15/2030	3,670,874
950,000	5.38%, 02/15/2031	1,336,383
1,900,000	4.50%, 02/15/2036	2,460,204
1,750,000	4.75%, 02/15/2037	2,350,469
500,000	4.38%, 02/15/2038	638,750
750,000	4.50%, 05/15/2038	976,875
1,000,000	4.38%, 11/15/2039	1,285,625
500,000	4.63%, 02/15/2040	668,125
3,275,000	4.38%, 05/15/2040	4,215,547
2,150,000	3.88%, 08/15/2040	2,554,469
2,000,000	4.25%, 11/15/2040	2,529,062
1,750,000	4.75%, 02/15/2041	2,391,210
1,500,000	4.38%, 05/15/2041	1,937,820

		191,431,411

Utilities — 2.35%
500,000	Atmos Energy Corp
	8.50%, 03/15/2019	675,160
500,000	Consolidated Edison Co of New York Inc
	5.30%, 12/01/2016	579,158
500,000	Entergy Louisiana LLC
	5.40%, 11/01/2024	563,740
500,000	Florida Gas Transmission Co LLC(b)
	5.45%, 07/15/2020	561,894
1,000,000	Florida Power Corp
	5.65%, 04/01/2040	1,211,140
500,000	Jersey Central Power & Light Co
	6.15%, 06/01/2037	611,658
500,000	Kansas Gas & Electric Co(b)
	6.70%, 06/15/2019	615,499
1,500,000	Kentucky Power Co(b)
	6.00%, 09/15/2017	1,704,126
1,000,000	Louisville Gas & Electric Co
	5.13%, 11/15/2040	1,182,777
500,000	Ohio Power Co
	4.85%, 01/15/2014	535,984
500,000	Oncor Electric Delivery Co LLC
	6.80%, 09/01/2018	608,017
500,000	Pacific Gas & Electric Co
	6.05%, 03/01/2034	596,765
500,000	Pennsylvania Electric Co
	5.20%, 04/01/2020	558,920
452,000	Pnpp II Funding Corp
	8.83%, 05/30/2016	532,910
683,000	Public Service Co of Oklahoma
	5.15%, 12/01/2019	758,333
500,000	Southwestern Electric Power Co(d)
	6.45%, 01/15/2019	600,127
500,000	Southwestern Public Service Co
	8.75%, 12/01/2018	680,861
500,000	TECO Finance Inc
	4.00%, 03/15/2016	527,088

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Utilities — (continued)
$ 500,000	Westar Energy Inc
	6.00%, 07/01/2014	$552,069

		13,656,226

TOTAL BONDS AND NOTES — 101.45% (Cost $556,960,486)		$590,530,568

SHORT TERM INVESTMENTS
Repurchase Agreements
5,760,000	Undividend interest of 50.44% in a repurchase agreement (principal amount/value $11,420,000 with a maturity value of $11,420,038) with Credit Suisse, 0.04%, dated 9/30/11, to be repurchased at $5,760,019 on 10/3/11, collateralized by U.S. Treasury, 6.27%, 9/30/16, with a value of $11,651,405.	5,760,000

TOTAL SHORT TERM INVESTMENTS — 0.99% (Cost $5,760,000)		$5,760,000

SECURITIES LENDING COLLATERAL
1,853,676	Undivided interest of 5.30% in a repurchase agreement (principal amount/value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $1,853,676 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	1,853,676

797,895	Undivided interest of 7.49% in a repurchase agreement (principal amount/value $10,659,636 with a maturity value of $10,659,663) with BNP Paribas Securities Corp, 0.03%, dated 9/30/11, to be repurchased at $797,895 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 4.25%, 11/15/21 - 2/15/41, with a value of $10,872,829.	797,895

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,099,872	Undivided interest of 3.53% in a repurchase agreement (principal amount/value $31,200,000 with a maturity value of $31,200,234) with JP Morgan Securities, 0.09%, dated 9/30/11, to be repurchased at $1,099,872 on 10/3/11, collateralized by Fannie Mae, 2.26% - 5.71%, 1/1/19 - 8/1/41, with a value of $31,824,192.	$1,099,872

1,099,872	Undivided interest of 2.80% in a repurchase agreement (principal amount/value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $1,099,872 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	1,099,872

1,853,676	Undivided interest of 4.83% in a repurchase agreement (principal amount/value $38,390,031 with a maturity value of $38,390,319) with HSBC Securities (USA) Inc, 0.09%, dated 9/30/11, to be repurchased at $1,853,676 on 10/3/11, collateralized by Fannie Mae, 3.50% - 6.00%, 9/1/25 - 4/1/41, with a value of $39,158,120.	1,853,676

1,099,872	Undivided interest of 2.54% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $1,099,872 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	1,099,872

TOTAL SECURITIES LENDING COLLATERAL — 1.34% (Cost $7,804,863)		$7,804,863

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

TOTAL INVESTMENTS — 103.78% (Cost $570,525,349)	$604,095,431

OTHER ASSETS & LIABILITIES — (3.78)%	$(22,013,017)

TOTAL NET ASSETS — 100.00%	$582,082,414

(a)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2011. Maturity date disclosed represents final maturity date.

(b)	Restricted security; at September 30, 2011, the aggregate cost and market value of the securities was $23,793,813 and $25,214,875, respectively, representing 4.33% of net assets.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2011.
(d)	A portion or all of the security is on loan at September 30, 2011.
(e)	Illiquid security; at September 30, 2011, the aggregate cost and market value of illiquid securities was $1,451,043 and $1,661,346, respectively, representing 0.29% of net assets.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Australia	$1,755,079	0.29%
Austria	509,649	0.08
Bermuda	969,011	0.16
Brazil	1,693,500	0.28
Canada	10,551,982	1.75
Cayman Islands	1,820,470	0.30
Germany	3,962,477	0.66
Japan	523,955	0.09
Luxembourg	980,265	0.16
Mexico	2,241,249	0.37
Netherlands	1,699,080	0.28
South Korea	710,821	0.12
Switzerland	1,457,359	0.24
United Kingdom	2,928,777	0.48
United States	572,291,757	94.74

Total	$604,095,431	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM BOND INDEX PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. The investment objective of the Portfolio is to seek investment results that track the total return of the debt securities that comprise the Barclays Capital Aggregate Bond Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Initial Class shares are not subject to any distribution fees, and Class L shares are subject to an annual distribution fee of 0.25% of the Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Mortgage-Backed and Asset-Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, 100% of the Portfolio’s investments are valued using Level 2 inputs. Breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2011:

Description	Corporate Bonds and Notes
Beginning Balance, January 1, 2011	$0
Total realized gain (loss)	-
Total unrealized gain (loss) relating to instruments not held at reporting date	-
Total unrealized gain (loss) relating to instruments still held at reporting date	-
Purchases	-
Sales	-
Amortization	-
Transfers into Level 3(a)	1,145,783
Transfers (out of) Level 3(b)	(1,145,783)

Ending Balance, September 30, 2011	$0

(a)	Transfers into Level 3 are primarily due to decreased observability of inputs in valuation methodologies.
(b)	Transfers out of Level 3 are primarily due to increased observability of inputs in valuation methodologies.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Financing Transactions

To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio’s current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio’s right to repurchase the security may be restricted. At September 30, 2011, there were no mortgage dollar rolls held.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $570,525,348. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $34,717,425 and gross depreciation of securities in which there was an excess of tax cost over value of $1,147,342 resulting in net appreciation of $33,570,083.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $7,631,692 and received collateral of $7,804,863 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 9.74%
	Ally Master Owner Trust
$ 4,000,000	1.98%, 01/15/2015(a)(b)	$4,060,048
2,150,000	1.10%, 01/15/2016(a)	2,150,977
2,900,000	1.03%, 09/15/2016(a)	2,899,996
2,000,000	BMW Floorplan Master Owner Trust(a)(b)
	1.38%, 09/15/2014	2,014,844
2,500,000	Citibank Credit Card Issuance Trust(a)
	0.64%, 07/15/2014	2,491,111
2,500,000	Citibank Omni Master Trust(a)(b)
	2.33%, 05/16/2016	2,521,278
800,598	Credit Suisse Mortgage Capital Certificates
	5.44%, 09/15/2039	818,816
967,000	DBUBS Mortgage Trust(a)(b)
	5.00%, 07/10/2044	832,549
1,675,000	Ford Credit Floorplan Master Owner Trust(a)
	0.83%, 02/15/2016	1,671,382
200,000	Merrill Lynch Mortgage Trust(a)
	6.46%, 02/12/2051	181,769
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust(a)
	5.49%, 03/12/2051	1,025,910
250,000	Morgan Stanley Capital I(a)(b)
	5.42%, 09/15/2047	230,593
2,000,000	Nissan Master Owner Trust Receivables(a)(b)
	1.38%, 01/15/2015	2,018,296
	SMART Trust/Australia
350,000	0.98%, 04/14/2013(a)(b)	349,998
3,000,000	0.98%, 11/14/2013(a)(b)	3,000,000
2,000,000	Wells Fargo Commercial Mortgage Trust(b)
	4.39%, 11/15/2043	2,048,186

		28,315,753

Basic Materials — 2.09%

384,000	Albemarle Corp
	5.10%, 02/01/2015	417,957
	Alcoa Inc
450,000	5.55%, 02/01/2017(c)	470,422
250,000	5.40%, 04/15/2021	242,256
250,000	Anglo American Capital PLC(b)
	4.45%, 09/27/2020	250,401
315,000	ArcelorMittal
	6.13%, 06/01/2018	304,092
200,000	Carpenter Technology Corp
	5.20%, 07/15/2021	203,325
50,000	Cascades Inc
	7.88%, 01/15/2020	47,000
50,000	Clearwater Paper Corp
	10.63%, 06/15/2016	54,812
100,000	Ferro Corp
	7.88%, 08/15/2018	100,000
250,000	Gold Fields Orogen Holding BVI Ltd(b)
	4.88%, 10/07/2020	230,168
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
75,000	8.88%, 02/01/2018	61,875
50,000	9.00%, 11/15/2020	36,625
50,000	Huntsman International LLC
	8.63%, 03/15/2021	47,875

Principal Amount		Value

Basic Materials — (continued)
$ 250,000	Incitec Pivot Finance LLC(b)
	6.00%, 12/10/2019	$274,906
500,000	International Paper Co
	7.50%, 08/15/2021	578,259
50,000	Longview Fibre Paper & Packaging Inc(b)
	8.00%, 06/01/2016	48,500
50,000	Momentive Performance Materials Inc
	9.00%, 01/15/2021	34,250
300,000	Newmont Mining Corp
	5.88%, 04/01/2035	325,139
100,000	Omnova Solutions Inc
	7.88%, 11/01/2018	81,000
100,000	OXEA Finance & Cy SCA(b)
	9.50%, 07/15/2017	97,250
155,000	Praxair Inc
	4.63%, 03/30/2015	171,037
100,000	Rio Tinto Finance USA Ltd
	6.50%, 07/15/2018	119,990
200,000	Rohm & Haas Co
	6.00%, 09/15/2017	226,070
	RPM International Inc
225,000	6.50%, 02/15/2018	251,245
110,000	6.13%, 10/15/2019	118,793
500,000	Sherwin-Williams Co
	3.13%, 12/15/2014	528,166
250,000	Southern Copper Corp
	6.75%, 04/16/2040	245,625
500,000	Xstrata Finance Canada Ltd(b)
	5.50%, 11/16/2011	502,477

		6,069,515

Communications — 3.37%

100,000	AMC Networks Inc(b)
	7.75%, 07/15/2021	102,500
	America Movil SAB de CV
250,000	5.75%, 01/15/2015	275,000
200,000	5.00%, 10/16/2019	212,800
250,000	American Tower Corp
	4.50%, 01/15/2018	250,283
420,000	AT&T Inc
	4.45%, 05/15/2021	450,607
150,000	Buccaneer Merger Sub Inc(b)
	9.13%, 01/15/2019	147,000
250,000	CenturyLink Inc
	6.15%, 09/15/2019	231,776
50,000	Cequel Communications Holdings I LLC & Cequel Capital Corp(b)
	8.63%, 11/15/2017	49,500
	Cisco Systems Inc
100,000	5.50%, 02/22/2016	115,297
400,000	3.15%, 03/14/2017	420,477
75,000	Clear Channel Communications Inc
	9.00%, 03/01/2021	55,688
125,000	CommScope Inc(b)
	8.25%, 01/15/2019	121,875
	COX Communications Inc
250,000	7.13%, 10/01/2012	264,822
350,000	5.45%, 12/15/2014	387,542

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Communications — (continued)
$ 100,000	Crown Media Holdings Inc(b)
	10.50%, 07/15/2019	$99,250
125,000	Cumulus Media Inc(b)
	7.75%, 05/01/2019	105,313
100,000	Digicel Group Ltd(b)
	10.50%, 04/15/2018	98,500
150,000	Digicel Ltd(b)
	8.25%, 09/01/2017	141,000
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	5.00%, 03/01/2021	528,885
250,000	Discovery Communications LLC
	5.05%, 06/01/2020	273,279
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	276,250
150,000	6.63%, 01/15/2040	158,250
125,000	GXS Worldwide Inc
	9.75%, 06/15/2015	120,000
500,000	Historic TW Inc
	6.88%, 06/15/2018	589,831
100,000	Houghton Mifflin Harcourt Publishers Inc / Houghton Mifflin Harcourt Publishing(b)
	10.50%, 06/01/2019	71,000
50,000	Intelsat Jackson Holdings SA(b)
	7.50%, 04/01/2021	46,500
75,000	inVentiv Health Inc(b)
	10.00%, 08/15/2018	66,000
100,000	Juniper Networks Inc
	5.95%, 03/15/2041	109,632
50,000	Lamar Media Corp
	7.88%, 04/15/2018	50,000
50,000	Level 3 Escrow Inc(b)
	8.13%, 07/01/2019	44,188
150,000	Maxcom Telecomunicaciones SAB de CV
	11.00%, 12/15/2014	97,500
	MDC Partners Inc
100,000	11.00%, 11/01/2016	108,000
50,000	11.00%, 11/01/2016(b)	53,500
100,000	MetroPCS Wireless Inc
	7.88%, 09/01/2018	97,000
250,000	NBCUniversal Media LLC
	5.95%, 04/01/2041	278,120
100,000	NET Servicos de Comunicacao SA
	7.50%, 01/27/2020	111,000
300,000	New Cingular Wireless Services Inc
	8.75%, 03/01/2031	448,513
	Nexstar Broadcasting Inc
19,000	7.00%, 01/15/2014	18,050
55,997	7.00%, 01/15/2014	53,197
50,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc
	8.88%, 04/15/2017	49,375
75,000	Nielsen Finance LLC / Nielsen Finance Co
	7.75%, 10/15/2018	76,500
75,000	ProQuest LLC/ProQuest Notes Co(b)
	9.00%, 10/15/2018	68,813
200,000	Qtel International Finance Ltd(b)
	4.75%, 02/16/2021	199,750
100,000	Sitel LLC / Sitel Finance Corp
	11.50%, 04/01/2018	79,000

Principal Amount		Value

Communications — (continued)
$ 200,000	Sprint Capital Corp
	6.90%, 05/01/2019	$172,000
	Telefonica Emisiones SAU
250,000	5.86%, 02/04/2013	254,458
300,000	7.05%, 06/20/2036	299,781
100,000	Telemar Norte Leste SA(b)
	5.50%, 10/23/2020	95,000
100,000	Telemovil Finance Co Ltd(b)
	8.00%, 10/01/2017	97,000
250,000	Time Warner Inc
	6.10%, 07/15/2040	274,609
100,000	Viacom Inc
	3.50%, 04/01/2017	101,358
200,000	VimpelCom Holdings BV(b)
	7.50%, 03/01/2022	161,000
125,000	Visant Corp
	10.00%, 10/01/2017	115,625
	Vodafone Group PLC
150,000	5.35%, 02/27/2012	152,706
200,000	5.63%, 02/27/2017	229,200
180,000	Walt Disney Co
	3.75%, 06/01/2021	193,144
50,000	West Corp
	7.88%, 01/15/2019	47,000

		9,794,244

Consumer, Cyclical — 2.01%
75,000	Academy Ltd / Academy Finance Corp(b)
	9.25%, 08/01/2019	69,750
	Affinia Group Inc
75,000	9.00%, 11/30/2014	72,375
48,000	10.75%, 08/15/2016(b)	48,960
75,000	Allison Transmission Inc(b)
	7.13%, 05/15/2019	67,875
73,000	American Casino & Entertainment Properties LLC
	11.00%, 06/15/2014	70,628
50,000	American Standard Americas(b)(d)
	10.75%, 01/15/2016	38,000
50,000	American Tire Distributors Inc
	9.75%, 06/01/2017	49,500
175,000	Best Buy Co Inc
	6.75%, 07/15/2013	187,769
75,000	Caesars Entertainment Operating Co Inc
	11.25%, 06/01/2017	75,656
75,000	Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp
	9.13%, 08/01/2018	77,438
100,000	Chrysler Group LLC/CG Co-Issuer Inc(b)
	8.25%, 06/15/2021	77,000
100,000	Cinemark USA Inc
	8.63%, 06/15/2019	103,000
75,000	Cooper-Standard Automotive Inc
	8.50%, 05/01/2018	76,500
75,000	Costco Wholesale Corp
	5.30%, 03/15/2012	76,604
	Daimler Finance North America LLC
185,000	6.50%, 11/15/2013	203,114
150,000	0.97%, 03/28/2014(a)(b)	150,015

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 100,000	DineEquity Inc
	9.50%, 10/30/2018	$99,250
75,000	Easton-Bell Sports Inc
	9.75%, 12/01/2016	78,375
150,000	Exide Technologies
	8.63%, 02/01/2018	139,500
50,000	Ferrellgas LP / Ferrellgas Finance Corp
	6.50%, 05/01/2021	42,500
100,000	General Motors Corp(d)(e)
	0.00%, 09/01/2025	750
125,000	Great Canadian Gaming Corp(b)
	7.25%, 02/15/2015	125,000
75,000	Gymboree Corp(c)
	9.13%, 12/01/2018	55,500
175,000	Harley-Davidson Financial Services Inc(b)
	3.88%, 03/15/2016	180,089
100,000	Hillman Group Inc
	10.88%, 06/01/2018	99,000
500,000	Home Depot Inc
	5.95%, 04/01/2041	594,671
50,000	HRP Myrtle Beach Operations LLC / HRP Myrtle Beach Capital Corp(a)(b)(d)(e)(f)(g)(h)
	0.00%, 04/01/2012	0
50,000	Inergy LP/Inergy Finance Corp
	7.00%, 10/01/2018	47,000
125,000	International Automotive Components Group SL(b)
	9.13%, 06/01/2018	116,875
125,000	Jacobs Entertainment Inc
	9.75%, 06/15/2014	122,187
50,000	Jaguar Land Rover PLC(b)
	7.75%, 05/15/2018	44,500
200,000	JC Penney Corp Inc
	5.75%, 02/15/2018	195,000
250,000	Johnson Controls Inc
	5.00%, 03/30/2020	275,820
75,000	Meritor Inc
	10.63%, 03/15/2018	72,188
125,000	MGM Resorts International
	7.50%, 06/01/2016	108,438
125,000	Needle Merger Sub Corp(b)
	8.13%, 03/15/2019	108,750
125,000	Norcraft Cos LP/Norcraft Finance Corp
	10.50%, 12/15/2015	114,063
125,000	NPC International Inc
	9.50%, 05/01/2014	122,812
75,000	Peninsula Gaming LLC / Peninsula Gaming Corp
	10.75%, 08/15/2017	72,375
125,000	Petco Animal Supplies Inc(b)
	9.25%, 12/01/2018	125,000
50,000	Pittsburgh Glass Works LLC(b)
	8.50%, 04/15/2016	46,000
50,000	San Pasqual Casino(b)
	8.00%, 09/15/2013	48,875
125,000	Sealy Mattress Co(c)
	8.25%, 06/15/2014	117,812
100,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp(b)
	8.63%, 04/15/2016	98,500

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 63,000	Tomkins LLC / Tomkins Inc(b)
	9.00%, 10/01/2018	$64,575
50,000	Tower Automotive Holdings USA LLC / TA Holdings Finance Inc(b)
	10.63%, 09/01/2017	49,500
125,000	UCI International Inc(c)
	8.63%, 02/15/2019	115,781
129,218	VWR Funding Inc
	10.25%, 07/15/2015	127,926
	Wal-Mart Stores Inc
100,000	4.25%, 04/15/2013	105,615
225,000	6.20%, 04/15/2038	290,131
150,000	5.63%, 04/15/2041	184,800
200,000	Whirlpool Corp
	5.50%, 03/01/2013	209,070
		5,842,412

Consumer, Non-cyclical — 3.93%
40,000	Abbott Laboratories
	5.15%, 11/30/2012	42,190
75,000	Alere Inc
	9.00%, 05/15/2016	71,625
50,000	Altegrity Inc(b)(d)
	11.75%, 05/01/2016	46,000
100,000	Altria Group Inc
	9.25%, 08/06/2019	131,080
125,000	ARAMARK Holdings Corp(b)
	8.63%, 05/01/2016	123,125
50,000	B&G Foods Inc
	7.63%, 01/15/2018	51,625
500,000	Bacardi Ltd(b)
	7.45%, 04/01/2014	570,192
100,000	Bausch & Lomb Inc
	9.88%, 11/01/2015	100,250
250,000	Bio-Rad Laboratories Inc
	4.88%, 12/15/2020	258,750
100,000	Biomet Inc
	11.63%, 10/15/2017	103,750
100,000	Boston Scientific Corp
	4.50%, 01/15/2015	104,493
450,000	Bottling Group LLC
	5.50%, 04/01/2016	523,645
150,000	CDRT Merger Sub Inc(b)
	8.13%, 06/01/2019	138,750
300,000	Coca-Cola Femsa SAB de CV
	4.63%, 02/15/2020	317,199
75,000	CoreLogic Inc/United States(b)
	7.25%, 06/01/2021	67,313
145,000	Covidien International Finance SA
	5.45%, 10/15/2012	151,848
50,000	CRC Health Corp
	10.75%, 02/01/2016	49,375
	Dean Foods Co
50,000	7.00%, 06/01/2016(c)	47,125
100,000	9.75%, 12/15/2018	101,250
100,000	Del Monte Foods Co(b)
	7.63%, 02/15/2019	84,500
	DJO Finance LLC / DJO Finance Corp
50,000	9.75%, 10/15/2017(b)	41,750

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 50,000	7.75%, 04/15/2018(b)	$42,750
300,000	Eli Lilly & Co
	5.20%, 03/15/2017	348,142
75,000	ExamWorks Group Inc(b)
	9.00%, 07/15/2019	70,125
100,000	Garda World Security Corp(b)
	9.75%, 03/15/2017	102,000
220,000	General Mills Inc
	5.70%, 02/15/2017	257,784
50,000	Giant Funding Corp(b)
	8.25%, 02/01/2018	50,000
500,000	Gilead Sciences Inc
	4.50%, 04/01/2021	538,900
125,000	HCA Holdings Inc(b)
	7.75%, 05/15/2021	117,188
100,000	HCA Inc
	7.50%, 02/15/2022	92,250
	Hertz Corp
6,000	8.88%, 01/01/2014	6,000
50,000	7.50%, 10/15/2018	47,750
50,000	6.75%, 04/15/2019(c)	45,375
75,000	IASIS Healthcare LLC / IASIS Capital Corp(b)
	8.38%, 05/15/2019	60,750
100,000	Interactive Data Corp
	10.25%, 08/01/2018	107,250
300,000	Kellogg Co
	4.25%, 03/06/2013	313,559
75,000	Knowledge Learning Corp(b)
	7.75%, 02/01/2015	71,250
	Kraft Foods Inc
400,000	6.25%, 06/01/2012	414,155
250,000	5.25%, 10/01/2013	266,756
250,000	6.50%, 02/09/2040	305,605
	Kroger Co
225,000	5.00%, 04/15/2013	236,479
75,000	6.90%, 04/15/2038	97,403
150,000	5.40%, 07/15/2040	164,448
75,000	Lender Processing Services Inc(c)
	8.13%, 07/01/2016	70,500
250,000	Life Technologies Corp
	3.38%, 03/01/2013	256,276
330,000	Lorillard Tobacco Co
	7.00%, 08/04/2041	350,217
225,000	Michael Foods Inc
	9.75%, 07/15/2018	232,312
100,000	Moody’s Corp
	5.50%, 09/01/2020	106,677
100,000	Multiplan Inc(b)
	9.88%, 09/01/2018	99,000
	Omnicare Inc
19,000	6.88%, 12/15/2015	19,677
50,000	7.75%, 06/01/2020	51,000
250,000	PepsiCo Inc/NC
	4.65%, 02/15/2013	263,583
150,000	Pharmacia Corp
	6.50%, 12/01/2018	187,432
450,000	Philip Morris International Inc
	5.65%, 05/16/2018	531,753
100,000	Prestige Brands Inc
	8.25%, 04/01/2018	102,000

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 200,000	Quest Diagnostics Inc/DE
	6.40%, 07/01/2017	$236,195
200,000	Reynolds American Inc
	7.75%, 06/01/2018	243,718
175,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(b)
	9.00%, 04/15/2019	148,750
50,000	RSC Equipment Rental Inc/RSC Holdings III LLC
	10.25%, 11/15/2019	49,000
50,000	Seminole Indian Tribe of Florida(b)
	7.80%, 10/01/2020	49,750
110,770	Spectrum Brands Holdings Inc
	12.00%, 08/28/2019	119,909
200,000	Sysco Corp
	4.20%, 02/12/2013	209,152
100,000	TransUnion LLC/TransUnion Financing Corp
	11.38%, 06/15/2018	108,750
75,000	United Rentals North America Inc(c)
	8.38%, 09/15/2020	68,813
75,000	United Surgical Partners International Inc
	9.25%, 05/01/2017	75,000
400,000	UnitedHealth Group Inc
	6.00%, 02/15/2018	474,657
75,000	Universal Hospital Services Inc
	8.50%, 06/01/2015	73,031
150,000	US Foodservice(b)
	8.50%, 06/30/2019	135,375
75,000	Vanguard Health Holding Co II LLC / Vanguard Holding Co II Inc
	8.00%, 02/01/2018	68,813
175,000	Yankee Candle Co Inc
	9.75%, 02/15/2017	161,438
75,000	YCC Holdings LLC / Yankee Finance Inc
	10.25%, 02/15/2016	63,750
		11,438,282

Diversified — 0.10%
250,000	Hutchison Whampoa International 09 Ltd(b)
	7.63%, 04/09/2019	297,098

Energy — 3.47%
75,000	Aquilex Holdings LLC/Aquilex Finance Corp
	11.13%, 12/15/2016	33,000
100,000	ATP Oil & Gas Corp/United States
	11.88%, 05/01/2015	69,625
100,000	Basic Energy Services Inc
	7.13%, 04/15/2016	95,000
50,000	BP Capital Markets PLC
	3.13%, 10/01/2015	51,664
100,000	Brigham Exploration Co
	6.88%, 06/01/2019	97,500
100,000	Bumi Investment Pte Ltd(b)
	10.75%, 10/06/2017	91,000
400,000	Canadian Natural Resources Ltd
	5.85%, 02/01/2035	452,442
75,000	Chaparral Energy Inc
	8.88%, 02/01/2017	72,750

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Energy — (continued)
$ 75,000	Cie Generale de Geophysique - Veritas
	7.75%, 05/15/2017	$73,875
500,000	CNPC HK Overseas Capital Ltd(b)
	5.95%, 04/28/2041	556,285
50,000	Coffeyville Resources LLC / Coffeyville Finance Inc(b)
	10.88%, 04/01/2017	55,750
50,000	Concho Resources Inc
	7.00%, 01/15/2021	49,750
130,000	Conoco Funding Co
	7.25%, 10/15/2031	179,048
500,000	ConocoPhillips Australia Funding Co
	5.50%, 04/15/2013	534,233
50,000	Copano Energy LLC / Copano Energy Finance Corp
	7.13%, 04/01/2021	48,875
125,000	Crosstex Energy LP / Crosstex Energy Finance Corp
	8.88%, 02/15/2018	128,125
50,000	Denbury Resources Inc
	8.25%, 02/15/2020	52,500
50,000	Ecopetrol SA
	7.63%, 07/23/2019	58,250
190,000	Enbridge Energy Partners LP
	5.50%, 09/15/2040	194,165
155,000	Enbridge Inc
	5.60%, 04/01/2017	173,606
125,000	Energy Transfer Equity LP
	7.50%, 10/15/2020	128,437
75,000	Forbes Energy Services Ltd(b)
	9.00%, 06/15/2019	69,375
100,000	Gazprom OAO Via Gaz Capital SA
	8.63%, 04/28/2034	115,000
400,000	Hess Corp
	5.60%, 02/15/2041	431,530
150,000	Husky Energy Inc
	6.15%, 06/15/2019	171,403
200,000	KazMunayGas National Co(b)
	6.38%, 04/09/2021	194,000
	Kinder Morgan Energy Partners LP
250,000	5.85%, 09/15/2012	260,155
200,000	5.95%, 02/15/2018	227,619
250,000	6.55%, 09/15/2040	279,174
200,000	Lukoil International Finance BV(b)
	6.13%, 11/09/2020	186,000
500,000	Marathon Petroleum Corp(b)
	6.50%, 03/01/2041	539,405
535,000	Nabors Industries Inc
	5.00%, 09/15/2020	545,499
150,000	Pacific Rubiales Energy Corp(b)
	8.75%, 11/10/2016	160,875
	Petrobras International Finance Co - Pifco
100,000	7.88%, 03/15/2019	116,000
505,000	6.75%, 01/27/2041	522,675
400,000	Petroleos de Venezuela SA
	8.50%, 11/02/2017	263,000
300,000	Petroleos Mexicanos
	6.00%, 03/05/2020	328,200

Principal Amount		Value

Energy — (continued)
$ 50,000	Regency Energy Partners LP / Regency Energy Finance Corp
	9.38%, 06/01/2016	$54,125
50,000	SESI LLC(b)
	6.38%, 05/01/2019	48,250
50,000	Southern Star Central Corp
	6.75%, 03/01/2016	49,500
250,000	Spectra Energy Capital LLC
	6.25%, 02/15/2013	264,279
36,000	Thermon Industries Inc
	9.50%, 05/01/2017	37,440
100,000	TNK-BP Finance SA(b)
	7.25%, 02/02/2020	100,250
	Valero Energy Corp
50,000	6.88%, 04/15/2012	51,500
50,000	4.75%, 04/01/2014	53,430
150,000	9.38%, 03/15/2019	192,222
400,000	7.50%, 04/15/2032	462,471
75,000	W&T Offshore Inc(b)
	8.50%, 06/15/2019	72,750
	Weatherford International Ltd/Bermuda
100,000	6.00%, 03/15/2018	110,615
40,000	7.00%, 03/15/2038	44,021
300,000	Williams Partners LP
	5.25%, 03/15/2020	322,679
	XTO Energy Inc
105,000	6.75%, 08/01/2037	164,394
300,000	6.38%, 06/15/2038	446,758
		10,080,474

Financial — 10.90%
	ACE INA Holdings Inc
200,000	5.60%, 05/15/2015	223,787
10,000	5.70%, 02/15/2017	11,192
300,000	Aflac Inc
	8.50%, 05/15/2019	365,174
	Ally Financial Inc
125,000	8.30%, 02/12/2015	123,594
50,000	8.00%, 03/15/2020	46,281
250,000	American Express Co
	8.13%, 05/20/2019	315,528
	American Express Credit Corp
400,000	5.88%, 05/02/2013	424,202
125,000	2.75%, 09/15/2015	125,614
350,000	American Honda Finance Corp
	4.63%, 04/02/2013(b)	366,106
80,000	Associated Banc-Corp
	5.13%, 03/28/2016	83,244
250,000	AvalonBay Communities Inc
	5.70%, 03/15/2017	280,758
500,000	AXA SA
	8.60%, 12/15/2030	559,783
	Bank of America Corp
250,000	5.38%, 06/15/2014(c)	247,864
100,000	4.50%, 04/01/2015	94,774
1,000,000	7.63%, 06/01/2019	1,050,417
125,000	Bear Stearns Cos LLC
	5.70%, 11/15/2014	134,803

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 300,000	Berkshire Hathaway Finance Corp
	4.85%, 01/15/2015	$331,737
100,000	Berkshire Hathaway Inc(a)
	0.99%, 08/15/2014	100,132
100,000	BM&FBovespa SA(b)
	5.50%, 07/16/2020	98,375
250,000	Capital One Bank USA NA
	8.80%, 07/15/2019	294,529
300,000	Capital One Capital IV(a)
	6.75%, 02/17/2037	286,500
175,000	Capital One Capital V
	10.25%, 08/15/2039	177,625
250,000	Capital One Financial Corp
	7.38%, 05/23/2014	279,248
210,000	Chubb Corp
	5.75%, 05/15/2018	247,034
225,000	CIT Group Inc(b)
	7.00%, 05/02/2017	218,250
	Citigroup Inc
150,000	5.13%, 05/05/2014	154,142
900,000	5.38%, 08/09/2020	932,415
1,000,000	6.88%, 03/05/2038	1,085,725
325,000	City National Corp/CA(c)
	5.25%, 09/15/2020	321,385
350,000	CME Group Inc
	3.01%, 03/15/2018(b)	378,343
500,000	CNA Financial Corp
	5.88%, 08/15/2020	513,749
2,000,000	Credit Suisse USA Inc
	4.88%, 01/15/2015	2,106,042
75,000	Credito Real SA de CV(b)
	10.25%, 04/14/2015	75,000
250,000	Discover Bank/Greenwood de
	8.70%, 11/18/2019	285,637
325,000	Eaton Vance Corp
	6.50%, 10/02/2017	370,730
700,000	ERAC USA Finance LLC(b)
	5.25%, 10/01/2020	766,737
250,000	Fifth Third Bancorp
	3.63%, 01/25/2016	254,153
200,000	FMR LLC(b)
	7.57%, 06/15/2029	241,317
50,000	Ford Motor Credit Co LLC
	8.13%, 01/15/2020	56,723
100,000	Fox Acquisition Sub LLC(b)
	13.38%, 07/15/2016	105,000
20,000	Franklin Resources Inc
	4.63%, 05/20/2020	21,665
	General Electric Capital Corp
500,000	1.01%, 04/07/2014(a)	488,049
300,000	4.88%, 03/04/2015	320,348
500,000	5.50%, 01/08/2020	545,367
500,000	6.88%, 01/10/2039	573,870
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	15,544
750,000	5.38%, 03/15/2020	744,806
750,000	6.13%, 02/15/2033	753,045
	Holly Energy Partners LP/Holly Energy Finance Corp
50,000	6.25%, 03/01/2015	49,375

Principal Amount		Value

Financial — (continued)
$ 50,000	8.25%, 03/15/2018	$52,250
100,000	Horace Mann Educators Corp
	6.85%, 04/15/2016	108,684
500,000	HSBC Finance Capital Trust IX(a)
	5.91%, 11/30/2035	415,000
200,000	HSBC Finance Corp
	7.00%, 05/15/2012	205,904
290,000	HSBC Holdings PLC
	5.10%, 04/05/2021	298,628
	International Lease Finance Corp
500,000	5.75%, 05/15/2016	444,407
125,000	8.75%, 03/15/2017(c)	125,625
250,000	Invesco Ltd
	5.63%, 04/17/2012	255,847
50,000	Janus Capital Group Inc
	6.70%, 06/15/2017	51,788
500,000	Jefferies Group Inc
	8.50%, 07/15/2019	556,090
500,000	JPMorgan Chase & Co
	6.00%, 01/15/2018	556,816
235,000	Liberty Mutual Group Inc(b)
	5.00%, 06/01/2021	223,262
250,000	Lincoln National Corp
	7.00%, 06/15/2040	257,847
130,000	Majapahit Holding BV
	7.75%, 01/20/2020	143,780
500,000	Massachusetts Mutual Life Insurance Co(b)
	8.88%, 06/01/2039	752,878
500,000	Merrill Lynch & Co Inc
	7.75%, 05/14/2038	464,578
	MetLife Inc
250,000	6.75%, 06/01/2016	287,531
500,000	6.82%, 08/15/2018(c)	586,437
	Morgan Stanley
550,000	4.75%, 04/01/2014	522,675
100,000	6.00%, 04/28/2015	99,528
320,000	3.80%, 04/29/2016	295,018
200,000	6.63%, 04/01/2018	198,412
500,000	National Rural Utilities Cooperative Finance Corp
	10.38%, 11/01/2018	718,431
150,000	Nationwide Mutual Insurance Co(b)
	9.38%, 08/15/2039	174,745
230,000	Northwestern Mutual Life Insurance(b)
	6.06%, 03/30/2040	270,840
125,000	Nuveen Investments Inc
	10.50%, 11/15/2015	115,313
250,000	Pacific Life Global Funding(b)
	5.15%, 04/15/2013	261,196
250,000	Pacific LifeCorp(b)
	6.60%, 09/15/2033	286,531
	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
50,000	10.63%, 04/01/2017	50,125
50,000	8.25%, 09/01/2017(c)	48,750
	PNC Funding Corp
250,000	5.63%, 02/01/2017	271,432
250,000	5.13%, 02/08/2020	276,718

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Financial — (continued)
	Power Sector Assets & Liabilities Management Corp
$ 200,000	7.25%, 05/27/2019	$227,646
100,000	7.39%, 12/02/2024	114,118
300,000	ProLogis LP
	6.30%, 06/01/2013	314,695
140,000	Prudential Financial Inc
	6.63%, 12/01/2037	153,231
100,000	Qatari Diar Finance QSC(b)
	5.00%, 07/21/2020	106,750
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016	202,066
500,000	8.60%, 08/15/2019	596,809
250,000	RCI Banque SA(b)
	4.60%, 04/12/2016	245,522
300,000	Santander US Debt SA Unipersonal(b)
	3.78%, 10/07/2015	267,269
100,000	Simon Property Group LP
	6.13%, 05/30/2018	112,436
90,000	State Street Corp
	4.30%, 05/30/2014	97,095
90,000	SunTrust Banks Inc
	3.60%, 04/15/2016	91,247
250,000	Textron Financial Corp(a)(b)
	6.00%, 02/15/2067	187,500
275,000	Travelers Cos Inc
	5.50%, 12/01/2015	308,539
250,000	US Bank NA/Cincinnati OH
	4.95%, 10/30/2014	272,096
500,000	Wachovia Corp
	5.75%, 02/01/2018	563,344
250,000	Wells Fargo Bank NA
	5.95%, 08/26/2036	265,842
250,000	Westpac Banking Corp
	4.88%, 11/19/2019	261,886
300,000	Weyerhaeuser Co
	7.38%, 03/15/2032	299,196

		31,710,071

Foreign Government Obligations — 2.61%
601,996	Argentine Republic Government International Bond
	8.28%, 12/31/2033	412,367
100,000	Banco de Credito del Peru/Panama(b)
	5.38%, 09/16/2020	94,500
	Brazilian Government International Bond
100,000	4.88%, 01/22/2021	106,900
160,000	8.25%, 01/20/2034	224,800
200,000	11.00%, 08/17/2040	264,500
	Colombia Government International Bond
200,000	7.38%, 01/27/2017	239,100
200,000	4.38%, 07/12/2021	204,000
	Corp Andina de Fomento
250,000	3.75%, 01/15/2016	252,969
250,000	8.13%, 06/04/2019	306,770
500,000	Indonesia Government International Bond
	6.63%, 02/17/2037	560,000
	Mexico Government International Bond
500,000	5.95%, 03/19/2019	567,500

Principal Amount		Value

Foreign Government Obligations — (continued)
$ 501,000	6.75%, 09/27/2034	$616,230
	Panama Government International Bond
100,000	7.25%, 03/15/2015	114,350
100,000	6.70%, 01/26/2036	121,000
	Peruvian Government International Bond
200,000	7.35%, 07/21/2025	249,000
100,000	6.55%, 03/14/2037	116,000
100,000	Poland Government International Bond
	6.38%, 07/15/2019	110,185
901,800	Russian Foreign Bond - Eurobond(i)
	5.29%, 03/31/2030	1,013,335
200,000	Senegal Goverment International Bond(b)
	8.75%, 05/13/2021	195,500
100,000	South Africa Government International Bond
	6.88%, 05/27/2019	119,000
100,000	Sri Lanka Government International Bond(b)
	6.25%, 10/04/2020	96,500
	Turkey Government International Bond
100,000	7.00%, 09/26/2016	110,500
350,000	5.63%, 03/30/2021	357,875
150,000	7.38%, 02/05/2025	171,000
100,000	6.88%, 03/17/2036	106,500
300,000	Uruguay Government International Bond
	7.63%, 03/21/2036	370,500
800,000	Venezuela Government International Bond
	9.38%, 01/13/2034	494,000

		7,594,881

Industrial — 2.61%
50,000	Aleris International Inc.(d)(f)(h)(j)
	9.00%, 12/15/2014	0
100,000	Ardagh Packaging Finance PLC(b)
	9.13%, 10/15/2020	90,000
50,000	Associated Materials LLC(c)
	9.13%, 11/01/2017	40,500
50,000	Atkore International Inc(b)
	9.88%, 01/01/2018	45,250
75,000	Belden Inc
	7.00%, 03/15/2017	75,000
	Burlington Northern Santa Fe LLC
375,000	4.88%, 01/15/2015	413,197
250,000	5.75%, 05/01/2040	294,112
75,000	BWAY Holding Co
	10.00%, 06/15/2018	78,750
52,794	BWAY Parent Co Inc
	10.13%, 11/01/2015	50,946
350,000	Caterpillar Inc
	7.00%, 12/15/2013	395,839
100,000	CHC Helicopter SA(b)
	9.25%, 10/15/2020	85,000
75,000	Cleaver-Brooks Inc(b)
	12.25%, 05/01/2016	72,000
320,000	Dover Corp
	5.45%, 03/15/2018	379,040
100,000	Dynacast International LLC / Dynacast Finance Inc(b)
	9.25%, 07/15/2019	90,500
	Embraer Overseas Ltd
150,000	6.38%, 01/24/2017	161,250

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Industrial — (continued)
$ 100,000	6.38%, 01/15/2020	$108,500
90,000	Emerson Electric Co
	4.88%, 10/15/2019	104,479
500,000	Goodrich Corp
	3.60%, 02/01/2021	512,826
75,000	Graham Packaging Co LP / GPC Capital Corp I
	8.25%, 01/01/2017	75,469
50,000	Greif Inc
	7.75%, 08/01/2019	52,000
200,000	Harsco Corp
	5.75%, 05/15/2018	231,093
120,000	Hubbell Inc
	5.95%, 06/01/2018	143,221
240,000	Ingersoll-Rand Global Holding Co Ltd
	6.88%, 08/15/2018	294,299
50,000	International Wire Group Holdings Inc(b)
	9.75%, 04/15/2015	49,125
75,000	Kemet Corp
	10.50%, 05/01/2018	78,750
300,000	Lockheed Martin Corp
	4.12%, 03/14/2013	315,300
75,000	Masonite International Corp(b)
	8.25%, 04/15/2021	67,687
100,000	Maxim Crane Works LP(b)
	12.25%, 04/15/2015	86,000
	Mueller Water Products Inc
75,000	7.38%, 06/01/2017	58,500
50,000	8.75%, 09/01/2020	49,250
100,000	Nortek Inc(b)
	8.50%, 04/15/2021	80,500
100,000	Packaging Dynamics Corp(b)
	8.75%, 02/01/2016	98,000
350,000	Pentair Inc
	5.00%, 05/15/2021	365,515
100,000	PHI Inc
	8.63%, 10/15/2018	98,500
100,000	Ply Gem Industries Inc(c)
	8.25%, 02/15/2018	81,500
75,000	RBS Global Inc / Rexnord LLC
	8.50%, 05/01/2018	71,812
250,000	Republic Services Inc
	6.20%, 03/01/2040	300,417
185,000	Roper Industries Inc
	6.63%, 08/15/2013	200,358
	Ryder System Inc
540,000	3.15%, 03/02/2015	550,009
225,000	3.50%, 06/01/2017	233,203
50,000	Sealed Air Corp(b)
	8.38%, 09/15/2021	50,500
75,000	Stoneridge Inc(b)
	9.50%, 10/15/2017	76,500
250,000	Timken Co
	6.00%, 09/15/2014	276,501
218,000	Union Pacific Corp(b)
	4.16%, 07/15/2022	232,649
150,000	Valmont Industries Inc
	6.63%, 04/20/2020	174,382

Principal Amount		Value

Industrial — (continued)
$ 200,000	Voto-Votorantim Overseas Trading Operations NV
	6.63%, 09/25/2019	$ 198,000
		7,586,229

Mortgage-Backed Securities — 25.45%
	Federal Home Loan Mortgage Corp
1,500,000	4.13%, 09/27/2013	1,609,989
302,793	5.50%, 02/01/2018	326,856
209,385	4.00%, 12/01/2020	222,325
60,385	4.50%, 04/01/2021	64,399
106,632	6.00%, 05/01/2021	116,053
36,323	4.50%, 07/01/2021	38,806
136,751	5.00%, 03/01/2022	147,277
87,990	6.00%, 11/01/2033	97,551
91,121	6.00%, 04/01/2035	100,538
315,803	4.50%, 05/01/2035	336,003
1,318,832	5.50%, 08/01/2035	1,436,579
241,059	4.50%, 11/01/2035	256,478
88,718	6.50%, 02/01/2036	99,470
218,310	4.50%, 03/01/2036	232,274
140,599	6.00%, 03/01/2036	154,734
302,077	5.50%, 06/01/2036	328,527
264,490	5.88%, 07/01/2036(a)	285,057
868,081	5.50%, 08/01/2036	944,092
2,741,304	5.00%, 04/01/2037	2,952,070
1,129,286	2.56%, 05/01/2037(a)	1,194,254
204,481	6.00%, 08/01/2037	224,590
227,747	7.00%, 08/01/2037	261,649
2,389,722	5.00%, 04/01/2038	2,565,989
3,421,342	5.50%, 05/01/2038	3,707,559
2,533,787	4.50%, 03/01/2039	2,683,782
5,900,340	4.50%, 05/01/2039	6,249,627
800,000	4.00%, 09/01/2040	838,667
5,934,959	5.00%, 09/01/2040	6,372,724
800,000	3.50%, 12/01/2040	822,258
4,843,312	4.00%, 12/01/2040	5,077,405
5,840,443	5.00%, 02/01/2041	6,285,838
2,984,194	4.50%, 07/01/2041	3,159,220
	Federal National Mortgage Association
249,349	5.00%, 02/01/2018	269,789
446,895	4.50%, 06/01/2018	478,710
133,064	4.50%, 08/01/2035	141,845
421,249	6.00%, 02/01/2036	463,927
552,780	5.50%, 03/01/2036	602,392
360,555	6.50%, 06/01/2036	401,211
1,127,173	6.00%, 02/01/2037	1,241,370
775,815	6.00%, 03/01/2037	852,718
4,774	6.50%, 04/01/2037	5,294
627,850	6.00%, 08/01/2037	690,085
335,328	6.50%, 08/01/2037	371,882
6,743,560	4.50%, 07/01/2039	7,163,276
5,943,898	4.00%, 08/01/2040	6,237,935
2,990,819	4.00%, 08/01/2041	3,137,836
763,253	5.42%, 03/01/2047(a)	811,454

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 1,966,648	Government National Mortgage Association(a)
	0.65%, 06/20/2061	$1,951,308

		74,013,672

Municipal Bonds and Notes — 0.00%
50,000	State of Illinois(d)(h)
	0.00%, 11/15/2016	375

Technology — 0.97%
125,000	Allen Systems Group Inc(b)
	10.50%, 11/15/2016	113,750
50,000	Aspect Software Inc
	10.63%, 05/15/2017	50,250
50,000	Audatex North America Inc(b)
	6.75%, 06/15/2018	49,625
100,000	BMC Software Inc
	7.25%, 06/01/2018	119,931
	CDW LLC / CDW Finance Corp
50,000	12.54%, 10/12/2017	47,750
100,000	8.50%, 04/01/2019(b)	88,000
100,000	Compucom Systems Inc(b)
	12.50%, 10/01/2015	100,500
500,000	Dell Inc
	7.10%, 04/15/2028	612,036
125,000	Eagle Parent Inc(b)
	8.63%, 05/01/2019	113,125
50,000	Fidelity National Information Services Inc
	7.63%, 07/15/2017	52,000
100,000	First Data Corp(b)
	8.25%, 01/15/2021	79,000
	Freescale Semiconductor Inc
50,000	9.25%, 04/15/2018(b)	51,375
47,000	10.75%, 08/01/2020(c)	47,000
	Hewlett-Packard Co
175,000	5.25%, 03/01/2012	178,304
150,000	6.13%, 03/01/2014	163,983
250,000	2.13%, 09/13/2015	247,820
50,000	iGate Corp(b)
	9.00%, 05/01/2016	46,500
100,000	Lawson Software Inc(b)
	11.50%, 07/15/2018	89,000
50,000	MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co
	10.50%, 04/15/2018	52,750
50,000	Mantech International Corp
	7.25%, 04/15/2018	49,500
100,000	Oracle Corp
	6.50%, 04/15/2038	131,168
100,000	Serena Software Inc
	10.38%, 03/15/2016	102,000
15,000	SS&C Technologies Inc
	11.75%, 12/01/2013	15,150
150,000	SSI Investments II/SSI Co-Issuer LLC
	11.13%, 06/01/2018	149,250

Principal Amount		Value

Technology — (continued)
$ 75,000	Stream Global Services Inc
	11.25%, 10/01/2014	$76,688

		2,826,455

U.S. Government Agency Obligations — 1.04%
2,500,000	Federal Home Loan Bank
	5.00%, 11/17/2017	3,010,095

U.S. Treasury Bonds and Notes — 20.40%
6,000,000	U.S. Treasury Inflation Indexed Bonds (TIPS)
	2.13%, 02/15/2041	7,904,694
	United States Treasury Note/Bond
7,000,000	1.88%, 04/30/2014	7,266,329
3,000,000	2.63%, 06/30/2014	3,181,173
150,000	4.13%, 05/15/2015(k)	168,973
4,000,000	1.25%, 09/30/2015	4,088,752
3,000,000	2.63%, 04/30/2016	3,238,593
1,000,000	3.25%, 12/31/2016	1,113,594
250,000	1.50%, 08/31/2018	251,211
3,200,000	2.13%, 08/15/2021	3,256,512
1,500,000	4.50%, 05/15/2038(k)	1,953,750
2,000,000	3.50%, 02/15/2039	2,223,750
5,000,000	4.25%, 11/15/2040	6,322,655
11,500,000	4.38%, 05/15/2041	14,856,620
3,000,000	3.75%, 08/15/2041	3,492,660

		59,319,266

Utilities — 2.57%
250,000	Cleveland Electric Illuminating Co
	5.95%, 12/15/2036	261,715
200,000	Comision Federal de Electricidad(b)
	4.88%, 05/26/2021	201,000
450,000	Commonwealth Edison Co
	5.80%, 03/15/2018	523,956
150,000	Dubai Electricity & Water Authority(b)
	7.38%, 10/21/2020	144,750
300,000	Duke Energy Indiana Inc
	6.05%, 06/15/2016	342,625
300,000	EDF SA(b)
	5.60%, 01/27/2040	322,318
50,000	Edison Mission Energy
	7.00%, 05/15/2017	29,750
50,000	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
	10.00%, 12/01/2020	48,750
250,000	Exelon Generation Co LLC
	5.75%, 10/01/2041	270,769
250,000	FirstEnergy Solutions Corp
	6.05%, 08/15/2021	276,832
750,000	Florida Gas Transmission Co LLC(b)
	5.45%, 07/15/2020	842,841
24,335	FPL Energy National Wind Portfolio LLC(b)
	6.13%, 03/25/2019	23,734
90,000	Great Plains Energy Inc
	4.85%, 06/01/2021	94,759
300,000	MidAmerican Energy Co
	4.65%, 10/01/2014	328,738

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Utilities — (continued)
$ 550,000	Midamerican Energy Holdings Co
	5.95%, 05/15/2037	$647,160
200,000	Northern States Power Co/MN
	5.25%, 03/01/2018	236,544
75,000	NRG Energy Inc(b)
	7.63%, 05/15/2019	68,250
125,000	PPL Energy Supply LLC
	6.00%, 12/15/2036	137,078
250,000	PPL WEM Holdings PLC(b)
	5.38%, 05/01/2021	266,291
250,000	Sempra Energy
	9.80%, 02/15/2019	349,864
350,000	Southern California Gas Co
	5.50%, 03/15/2014	386,431
500,000	Southwestern Electric Power Co
	6.20%, 03/15/2040	594,822
250,000	TECO Finance Inc
	5.15%, 03/15/2020	274,596
50,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(c)
	10.25%, 11/01/2015	18,750
200,000	Union Electric Co
	6.00%, 04/01/2018	236,718
200,000	Virginia Electric & Power Co
	5.10%, 11/30/2012	209,529
300,000	Westar Energy Inc
	5.88%, 07/15/2036	348,824
		7,487,394

TOTAL BONDS AND NOTES — 91.26% (Cost $253,052,984)		$265,386,216

Shares

COMMON STOCK
Consumer, Cyclical — 0.00%
395	General Motors Co (l)	7,971

TOTAL COMMON STOCK — 0.00% (Cost $39,433)		$7,971

WARRANTS
Consumer, Cyclical — 0.00%
359	General Motors Co (l)	$4,179
359	General Motors Co (l)	2,847
		7,026

TOTAL WARRANTS — 0.00% (Cost $45,183)		$7,026

Principal Amount		Value

SHORT TERM INVESTMENTS
	Federal Home Loan Bank
$ 737,000	0.00%, 10/05/2011(m)	$736,999
2,504,000	0.00%, 10/07/2011(m)	2,504,000
	Federal National Mortgage Association
4,686,000	0.00%, 10/04/2011(m)	4,686,000
3,045,000	0.00%, 10/03/2011(m)	3,044,999
11,605,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	11,605,000
TOTAL SHORT TERM INVESTMENTS — 7.76% (Cost $22,576,998)		$22,576,998

SECURITIES LENDING COLLATERAL
999,722	Undivided interest of 8.29% in a repurchase agreement (principal amount/value $12,055,870 with a maturity value of $12,055,991) with BNP Paribas Securities Corp, 0.12%, dated 9/30/11, to be repurchased at $999,722 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 12/1/18 - 10/1/41, with a value of $12,298,087.	999,722

498,356	Undivided interest of 1.42% in a repurchase agreement (principal amount/value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $498,356 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	498,356

999,722	Undivided interest of 2.31% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $999,722 on 10/3/11, collateralized by various U.S. Government or agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	999,722

TOTAL SECURITIES LENDING COLLATERAL —0.86% (Cost $2,497,800)		$2,497,800

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

TOTAL INVESTMENTS — 99.88% (Cost $278,212,398)	$290,476,011

OTHER ASSETS & LIABILITIES — 0.12%	$347,246

TOTAL NET ASSETS — 100.00%	$290,823,257

(a)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2011.
(b)	Restricted security; at September 30, 2011, the aggregate cost and market value of the securities was $35,609,156 and $35,231,944, respectively, representing 12.11% of net assets.
(c)	A portion or all of the security is on loan at September 30, 2011.
(d)	Illiquid security; at September 30, 2011, the aggregate cost and market value of illiquid securities was $197,425 and $85,125, respectively, representing 0.03% of net assets.
(e)	Security in bankruptcy at September 30, 2011.
(f)	Security has no market value at September 30, 2011.
(g)	Security in default on interest payments during the last 12 months. At September 30, 2011, the aggregate market value on the securities was $0, representing 0% of net assets.
(h)	Security is fair valued at September 30, 2011.
(i)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2011. Maturity date disclosed represents final maturity date.

(j)	Security in default, some interest payments received during the last 12 months. At September 30, 2011, the aggregate market value on the securities was $0, representing 0% of net assets.
(k)	All or a portion of the security position has been segregated to cover initial margin requirements on open future contracts.
(l)	Non-income producing security.
(m)	The security’s yield to maturity was less than 0.01%.

At September 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

U.S. 10Yr Treasury Note Long Futures	80	$10,407,500	December 2011	$44,375

U.S. Treasury Bond Long Futures	75	$10,696,875	December 2011	$329,766

U.S. 5Yr Treasury Note Short Futures	380	$46,544,063	December 2011	$(8,906)

U.S. 2Yr Treasury Note Short Futures	180	$39,636,563	December 2011	$47,812

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Argentina	$412,367	0.13%
Australia	381,876	0.13
Bermuda	1,527,752	0.53
Brazil	900,575	0.31
Canada	1,888,116	0.65
Cayman Islands	1,133,773	0.39
Colombia	662,225	0.23
Denmark	97,250	0.03
El Salvador	97,000	0.03
France	1,201,498	0.41
Germany	150,015	0.05
Hong Kong	556,285	0.19
Indonesia	651,000	0.22
Ireland	90,000	0.03
Luxembourg	602,690	0.21
Mexico	3,124,929	1.08
Netherlands	684,780	0.24
Panama	235,350	0.08
Peru	459,500	0.16
Philippines	341,764	0.12
Poland	110,185	0.04
Qatar	251,500	0.09
Russia	1,128,335	0.39
Senagal	195,500	0.07
South Africa	388,750	0.13
Spain	938,384	0.32
Sri Lanka	96,500	0.03
Turkey	745,875	0.26
United Kingdom	1,298,835	0.45
United States	268,765,734	92.53
Uruguay	370,500	0.13
Venezuela	757,000	0.26
Virgin British Islands	230,168	0.08

Total	$290,476,011	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Mortgage-Backed and Asset-Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:
Warrants	Close price, bids, evaluated bids

Futures Contracts	Exchange traded close price.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period. Level 3 investments in securities were not considered a significant portion of the portfolio.

	0000000000000	0000000000000	0000000000000	0000000000000
Description (a)	Level 1	Level 2	Level 3	Total

Assets

Fixed Income Investments:
Corporate Bonds and Notes	$—	$93,132,174	$—	$93,132,174
Domestic Government and Government Agency Obligations	—	62,329,361	—	62,329,361
Foreign Government Obligations	—	7,594,881	—	7,594,881
Mortgage-Backed and Asset-Backed Obligations	—	102,329,425	—	102,329,425
Municipal Bonds and Notes	—	—	375	375
Equity Investments:
Domestic Common Stock	7,971	—	—	7,971
Derivative Investments:
Futures Contract Variation Margin	59,158	—	—	59,158
Warrants	7,026	—	—	7,026
Short Term Investments	—	22,576,998	—	22,576,998
Securities Lending Collateral	—	2,497,800	—	2,497,800

Total Investments	$74,155	$290,460,639	$375	$290,535,169

(a) Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2011:

Description	Municipal Bonds and Notes
Beginning Balance, January 1, 2011	$375
Total realized gains (or losses)	-
Total unrealized gains (or losses) relating to instruments not held at reporting date	-

Total unrealized gains (or losses) relating to instruments still held at reporting date	(53)
Purchases	-
Sales	-
Amortization	53
Transfers into Level 3	-
Transfers (out of) Level 3	-

Ending Balance, September 30, 2011	$375

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $278,244,129. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $14,900,457 and gross depreciation of securities in which there was an excess of tax cost over value of $2,668,575 resulting in net appreciation of $12,231,882.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts to capitalize on expected changes in the shape of the yield curve. Two positions are opened and one of the paired positions is expected to outperform relative to the curve. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $2,438,755 and received collateral of $2,497,800 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Foreign Government Obligations — 79.36%
$ 1,133,750	Argentina Bonos(a)
	0.44%, 08/03/2012	$1,067,539
3,810,000	Australia Government Bond
	AUD, 5.75%, 04/15/2012	3,718,601
	Bank Negara Malaysia Monetary Notes
395,000	MYR, 1.87%, 10/13/2011(b)	123,645
110,000	MYR, 2.43%, 10/25/2011(b)	34,398
770,000	MYR, 2.76%, 12/01/2011(b)	240,063
3,020,000	MYR, 2.83%, 12/15/2011(b)	940,435
1,100,000	MYR, 2.93%, 02/09/2012(b)	340,978
1,155,000	MYR, 2.92%, 02/21/2012(b)	357,671
	Brazil Notas do Tesouro Nacional Serie B
284,000	BRL, 6.00%, 05/15/2015	3,297,193
100,000	BRL, 6.00%, 05/15/2045	1,148,059
	Brazil Notas do Tesouro Nacional Serie F
182,000	BRL, 10.00%, 01/01/2012	988,941
920,000	BRL, 10.00%, 01/01/2014	4,926,092
140,000	BRL, 10.00%, 01/01/2017	720,490
950,000	Corp Andina de Fomento
	8.13%, 06/04/2019	1,165,726
6,075,000	Egypt Treasury Bills(b)
	EGP, 13.65%, 02/21/2012	966,358
6,700,000	European Investment Bank
	NOK, 5.38%, 07/16/2012	1,164,692
200,000	Financing of Infrastrucural Projects State Enterprise(c)
	7.40%, 04/20/2018	174,660
	Hungary Government Bond
27,100,000	HUF, 6.75%, 02/12/2013	123,766
22,100,000	HUF, 7.50%, 10/24/2013	102,247
53,900,000	HUF, 5.50%, 02/12/2014	237,523
153,200,000	HUF, 6.75%, 08/22/2014	691,917
24,500,000	HUF, 8.00%, 02/12/2015	114,372
39,000,000	HUF, 5.50%, 02/12/2016	165,137
34,500,000	HUF, 6.75%, 02/24/2017	151,038
125,100,000	HUF, 6.75%, 11/24/2017	543,279
34,200,000	HUF, 6.50%, 06/24/2019	141,982
2,500,000	HUF, 7.50%, 11/12/2020	10,940
22,200,000	HUF, 7.00%, 06/24/2022	93,004
	Hungary Government International Bond
900,000	EUR, 5.75%, 06/11/2018	1,160,555
1,195,000	6.25%, 01/29/2020	1,158,841
1,100,000	EUR, 3.88%, 02/24/2020	1,197,398
1,310,000	6.38%, 03/29/2021	1,274,630
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016	3,175,761
10,000,000,000	IDR, 11.50%, 09/15/2019	1,462,920
25,300,000,000	IDR, 11.00%, 11/15/2020	3,684,647
3,510,000,000	IDR, 12.90%, 06/15/2022	571,437
2,400,000,000	IDR, 12.00%, 09/15/2026	388,211
42,000,000	Inter-American Development Bank
	MXP, 7.50%, 12/05/2024	3,006,046
	Ireland Government Bond
211,000	EUR, 5.00%, 04/18/2013	274,743
360,000	EUR, 4.00%, 01/15/2014	453,370
215,000	EUR, 4.60%, 04/18/2016	263,887
71,000	EUR, 4.50%, 10/18/2018	80,342
136,000	EUR, 4.40%, 06/18/2019	151,996
314,000	EUR, 5.90%, 10/18/2019	371,419

Principal Amount		Value

Foreign Government Obligations — (continued)
$ 52,000	EUR, 4.50%, 04/18/2020	$57,343
169,000	EUR, 5.00%, 10/18/2020	188,737
506,000	EUR, 5.40%, 03/13/2025	561,311
	Israel Government Bond - Fixed
3,170,000	ILS, 4.00%, 03/30/2012	867,334
1,792,000	ILS, 5.00%, 03/31/2013	504,080
3,687,000	ILS, 3.50%, 09/30/2013	992,550
	Korea Treasury Bond
11,840,000,000	KRW, 4.75%, 12/10/2011	10,074,071
371,000,000	KRW, 4.75%, 03/10/2012	316,665
2,469,700,000	KRW, 4.00%, 06/10/2012	2,103,459
159,000,000	KRW, 5.25%, 09/10/2012	137,122
1,554,000,000	KRW, 4.25%, 12/10/2012	1,329,903
673,720,000	KRW, 5.25%, 03/10/2013	585,002
6,942,000,000	KRW, 3.75%, 06/10/2013	5,909,852
4,103,010,000	KRW, 3.00%, 12/10/2013	3,441,623
6,500,000	Kreditanstalt fuer Wiederaufbau
	NOK, 4.66%, 01/05/2012	1,110,379
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020	870,750
730,000	6.13%, 03/09/2021(c)	715,400
	Malaysia Government Bond
149,000	MYR, 2.71%, 02/14/2012	46,690
2,978,000	MYR, 3.72%, 06/15/2012	939,014
3,185,000	MYR, 2.51%, 08/27/2012	994,335
9,323,000	MYR, 3.70%, 02/25/2013	2,946,956
160,000	MYR, 3.70%, 05/15/2013	50,614
230,000	MYR, 3.21%, 05/31/2013	72,200
580,000	MYR, 3.46%, 07/31/2013	182,814
	Mexican Bonos
7,410,000	MXP, 9.00%, 12/20/2012	561,761
41,280,000	MXP, 9.00%, 06/20/2013	3,185,449
49,080,000	MXP, 8.00%, 12/19/2013	3,774,440
19,400,000	MXP, 8.00%, 12/17/2015	1,545,884
	New South Wales Treasury Corp
1,810,000	AUD, 6.00%, 05/01/2012	1,768,138
3,260,000	AUD, 6.00%, 05/01/2012	3,178,590
1,750,000	AUD, 5.50%, 08/01/2013	1,736,113
1,450,000	AUD, 5.50%, 03/01/2017	1,474,575
9,220,000	Peru Government Bond
	PEN, 7.84%, 08/12/2020	3,763,130
	Philippine Government Bond
16,510,000	PHP, 5.75%, 02/21/2012	382,334
3,780,000	PHP, 5.25%, 01/07/2013	90,047
14,640,000	PHP, 8.75%, 03/03/2013	365,785
	Poland Government Bond
21,200,000	PLN, 4.39%, 01/25/2012(b)	6,312,085
7,418,000	PLN, 4.75%, 04/25/2012	2,241,864
1,615,000	PLN, 4.46%, 07/25/2012(b)	470,285
5,836,000	PLN, 4.37%, 10/25/2012(b)	1,682,368
7,971,000	PLN, 4.42%, 01/25/2013(b)	2,271,764
6,960,000	PLN, 5.25%, 04/25/2013	2,130,147
4,500,000	PLN, 4.52%, 07/25/2013(b)	1,255,378
1,160,000	PLN, 5.00%, 10/24/2013	353,368
2,600,000	Poland Government International Bond
	6.38%, 07/15/2019	2,864,810
	Queensland Treasury Corp
1,945,000	AUD, 6.00%, 08/14/2013	1,949,329
2,465,000	AUD, 6.00%, 08/21/2013	2,460,778

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Foreign Government Obligations — (continued)
$ 815,000	Republic of Iraq
	5.80%, 01/15/2028	$652,000
1,640,000	Republic of Korea
	7.13%, 04/16/2019	1,995,798
4,141,600	Russian Foreign Bond - Eurobond(d)
	5.29%, 03/31/2030	4,653,833
850,000	South Africa Government International Bond
	5.50%, 03/09/2020	929,687
	Sweden Government Bond
28,275,000	SEK, 5.50%, 10/08/2012	4,300,127
28,620,000	SEK, 1.50%, 08/30/2013	4,193,799
	Ukraine Government International Bond
100,000	7.65%, 06/11/2013(c)	96,250
100,000	EUR, 4.95%, 10/13/2015(c)	111,673
200,000	6.25%, 06/17/2016(c)	177,750
100,000	7.75%, 09/23/2020(c)	90,000
1,880,000	7.95%, 02/23/2021(c)	1,715,500
	United Kingdom Gilt
2,504,000	GBP, 3.25%, 12/07/2011	3,923,697
2,071,000	GBP, 5.00%, 03/07/2012	3,291,090
2,685,000	GBP, 5.25%, 06/07/2012	4,319,062
510,000	Venezuela Government International Bond
	10.75%, 09/19/2013	501,075
1,505,000	Vietnam Government International Bond(c)
	6.75%, 01/29/2020	1,474,900
	Western Australia Treasury Corp
4,280,000	AUD, 5.50%, 07/17/2012	4,181,551
1,645,000	AUD, 8.00%, 06/15/2013	1,694,714

		161,546,081

Municipal Bonds and Notes — 1.44%
15,000	Alabama State University
	5.00%, 09/01/2029	16,166
65,000	City of Detroit MI
	4.50%, 11/01/2023	68,565
50,000	City of Philadelphia PA
	5.00%, 08/01/2024	52,674
140,000	County of Bexar TX
	5.25%, 08/15/2047	153,392
215,000	Illinois Municipal Electric Agency
	5.00%, 02/01/2035	221,974
	State of California
195,000	6.65%, 03/01/2022	225,806
285,000	5.25%, 03/01/2030	302,473
275,000	5.13%, 04/01/2033	283,173
65,000	2.96%, 04/01/2038	66,371
80,000	7.55%, 04/01/2039	98,021
240,000	5.50%, 03/01/2040	257,501
790,000	7.63%, 03/01/2040	973,849
180,000	Tarrant County Cultural Education Facilities Finance Corp
	6.25%, 07/01/2028	204,619

		2,924,584

TOTAL BONDS AND NOTES — 80.80% (Cost $154,648,871)		$164,470,665

Principal Amount		Value

SHORT TERM INVESTMENTS
	Bank Negara Malaysia Monetary Notes
$ 1,900,000	MYR, 2.72%, 11/24/2011	$592,714
370,000	MYR, 2.74%, 10/18/2011	112,259
370,000	MYR, 0.00%, 10/04/2011	115,897
27,630,000	MYR, 1.66%, 10/11/2011	8,650,332
200,000	MYR, 2.28%, 10/20/2011	62,569
215,000	MYR, 0.00%, 03/29/2012	66,371
145,000	MYR, 2.51%, 11/03/2011	45,313
30,000	MYR, 2.96%, 05/29/2012	9,216
500,000	MYR, 2.85%, 01/03/2012	155,464
660,000	MYR, 2.83%, 12/15/2011	205,526
1,650,000	MYR, 2.95%, 03/08/2012	510,240
200,000	MYR, 2.67%, 11/17/2011	62,428
490,000	MYR, 2.82%, 12/13/2011	152,613
120,000	MYR, 2.85%, 12/22/2011	37,346
975,000	MYR, 2.87%, 12/29/2011	303,258
570,000	MYR, 2.79%, 12/06/2011	177,635
900,000	MYR, 2.89%, 01/17/2012	279,501
215,000	MYR, 2.95%, 01/31/2012	66,690
105,000	MYR, 2.94%, 03/01/2012	32,489
50,000	MYR, 2.60%, 11/10/2011	15,616
220,000	MYR, 2.91%, 01/26/2012	68,270
30,000	MYR, 2.89%, 01/19/2012	9,315
845,000	MYR, 2.95%, 04/05/2012	260,726
680,000	MYR, 2.91%, 02/16/2012(b)	210,664
1,090,000	MYR, 5.67%, 04/19/2012(b)	331,001
30,000	MYR, 2.85%, 01/03/2012(b)	9,328
	Egypt Treasury Bills
6,775,000	EGP, 12.67%, 12/06/2011	1,109,940
5,900,000	EGP, 14.83%, 11/08/2011	973,632
75,000	EGP, 2.85%, 10/11/2011	12,541
8,375,000	EGP, 13.84%, 01/17/2012	1,348,508

2,650,000	Federal Home Loan Bank 0.00%, 10/03/2011	2,650,000
44,900,000	Hungary Treasury Bills 6.14%, 08/22/2012	194,491
	Israel Treasury Bill - Makam

1,615,000	ILS, 3.05%, 11/02/2011	429,934
1,345,000	ILS, 2.86%, 12/07/2011	357,123
4,030,000	ILS, 2.89%, 01/04/2012	1,067,674
3,830,000	ILS, 2.85%, 02/01/2012	1,012,541
1,565,000	ILS, 2.84%, 02/29/2012	412,863
7,680,000	ILS, 2.89%, 04/04/2012	2,020,119
4,260,000	ILS, 2.89%, 05/02/2012	1,118,033
2,480,000	ILS, 5.11%, 10/05/2011	661,532
	Malaysia Treasury Bill
70,000	MYR, 2.92%, 02/24/2012	21,672
20,000	MYR, 2.96%, 03/23/2012	6,177
50,000	MYR, 2.94%, 06/01/2012	15,357
30,000	MYR, 2.85%, 12/23/2011	9,336
80,000	MYR, 2.89%, 01/20/2012	24,838
140,000	MYR, 2.95%, 07/27/2012	42,804
	Philippine Treasury Bill
4,200,000	PHP, 3.15%, 11/16/2011	95,666
330,000	PHP, 2.60%, 01/11/2012	7,492
3,240,000	PHP, 3.05%, 11/29/2011	73,729
1,380,000	PHP, 2.62%, 01/11/2012	31,331
310,000	PHP, 2.61%, 07/11/2012	6,947

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

TOTAL SHORT TERM INVESTMENTS — 12.90% (Cost $27,534,696)	$26,247,061

TOTAL INVESTMENTS — 93.70% (Cost $182,183,567)	$190,717,726

OTHER ASSETS & LIABILITIES — 6.30%	$12,830,764

TOTAL NET ASSETS — 100.00%	$203,548,490

(a)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2011.
(b)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(c)	Restricted security; at September 30, 2011, the aggregate cost and market value of the securities was $4,828,745 and $4,556,133, respectively, representing 2.24% of net assets.
(d)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2011. Maturity date disclosed represents final maturity date.

As of September 30, 2011, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

AUD	BB	304,000	JPY	24,107,200	February 2012	$ (38,813)
AUD	CIT	304,000	JPY	24,122,400	February 2012	(38,826)
AUD	DB	304,000	JPY	24,130,912	February 2012	(38,833)
CLP	BB	324,200,000	USD	659,491	February 2012	(45,519)
CLP	BB	103,100,000	USD	209,723	March 2012	(14,568)
CLP	CIT	205,770,000	USD	424,049	February 2012	(34,469)
CLP	CIT	137,620,000	USD	281,720	May 2012	(23,095)
CLP	DB	889,790,000	USD	1,825,345	February 2012	(139,890)
CLP	DB	922,110,000	USD	1,875,477	March 2012	(131,238)
CLP	DB	940,970,000	USD	1,871,712	January 2012	(86,560)
CLP	DB	196,499,000	USD	400,937	May 2012	(31,602)
CLP	DB	119,850,000	USD	239,207	April 2012	(12,880)
CLP	JPM	356,400,000	USD	736,286	February 2012	(61,316)
CLP	JPM	109,000,000	USD	218,766	March 2012	(12,739)
CLP	JPM	60,820,000	USD	120,412	January 2012	(5,031)
CLP	MS	916,570,000	USD	1,891,540	February 2012	(155,331)
CLP	MS	594,930,000	USD	1,209,435	May 2012	(90,370)
CLP	MS	233,400,000	USD	459,947	January 2012	(16,625)
CLP	MS	47,000,000	USD	95,567	March 2012	(6,673)
GBP	BB	557,250	USD	885,158	March 2012	(17,708)
GBP	CS	334,170	USD	531,096	April 2012	(10,918)
GBP	DB	277,818	USD	442,581	March 2012	(10,109)
GBP	MS	277,781	USD	442,580	March 2012	(10,166)
HUF	DB	126,900,000	USD	578,728	September 2012	(17,563)
ILS	MS	969,533	USD	270,852	March 2012	(13,375)
INR	DB	52,965,000	USD	1,130,207	April 2012	(80,856)
INR	DB	58,455,000	USD	1,233,728	June 2012	(79,729)
INR	DB	51,864,000	USD	1,116,066	October 2011	(68,850)
INR	DB	13,601,000	USD	291,905	July 2012	(23,871)
INR	HSB	42,468,000	USD	917,510	October 2011	(59,985)
INR	HSB	37,823,000	USD	801,793	June 2012	(55,052)
INR	HSB	64,100,000	USD	1,331,537	February 2012	(54,711)
INR	JPM	58,459,000	USD	1,243,257	April 2012	(85,394)

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

INR	JPM	22,077,000	USD	475,577	July 2012	$ (40,590)
INR	JPM	8,994,000	USD	189,947	June 2012	(12,491)
INR	JPM	10,300,000	USD	213,604	February 2012	(8,421)
KRW	JPM	9,272,549,000	USD	8,119,570	February 2012	(379,546)
MYR	DB	2,083,735	USD	664,312	October 2011	(14,189)
MYR	DB	120,000	USD	39,433	July 2012	(2,483)
MYR	HSB	1,300,000	USD	432,670	August 2012	(32,497)
MYR	HSB	2,850,000	USD	897,638	November 2011	(13,908)
MYR	HSB	692,000	USD	223,543	February 2012	(9,691)
MYR	JPM	4,135,000	USD	1,334,344	June 2012	(60,530)
MYR	JPM	2,220,463	USD	725,908	April 2012	(41,007)
MYR	JPM	1,886,213	USD	595,790	December 2011	(11,483)
MYR	JPM	70,000	USD	23,219	July 2012	(1,666)
NOK	BB	5,165,000	EUR	649,090	August 2012	(16,656)
NOK	BB	30,878,000	EUR	3,759,046	October 2011	146,702
NOK	DB	13,102,000	EUR	1,647,739	February 2012	(17,602)
NOK	MS	3,823,880	EUR	460,256	November 2011	22,823
NOK	UBS	10,330,000	EUR	1,297,167	August 2012	(26,388)
NOK	UBS	15,731,200	EUR	1,980,855	February 2012	(23,860)
NOK	UBS	1,970,000	EUR	238,788	December 2011	8,992
NOK	UBS	11,373,700	EUR	1,374,171	November 2011	62,569
PHP	CIT	6,315,000	USD	142,783	October 2011	1,335
PHP	DB	84,435,000	USD	1,937,949	October 2012	(30,633)
PHP	DB	11,290,000	USD	262,314	November 2011	(5,696)
PHP	DB	18,759,000	USD	427,154	October 2011	(458)
PHP	DB	13,202,000	USD	296,708	September 2012	1,534
PHP	DB	8,722,000	USD	196,004	January 2012	1,624
PHP	DB	35,700,000	USD	803,312	February 2012	5,476
PHP	HSB	10,000,000	USD	228,760	September 2012	(2,865)
PHP	HSB	42,300,000	USD	953,359	February 2012	4,941
PHP	HSB	26,469,000	USD	592,588	January 2012	7,144
PHP	HSB	103,647,000	USD	2,331,792	October 2011	31,914
PHP	JPM	11,376,000	USD	260,798	October 2012	(3,823)
PHP	JPM	13,900,000	USD	313,063	February 2012	1,831
PHP	JPM	42,911,000	USD	968,202	January 2012	4,136
PHP	JPM	37,425,000	USD	846,930	October 2011	6,056
PLN	DB	12,790,000	EUR	3,027,577	August 2012	(318,692)
PLN	MS	1,341,000	EUR	334,831	May 2012	(60,122)
SEK	BB	617,000	EUR	67,467	June 2012	(2,361)
SEK	BNY	900,000	EUR	98,753	June 2012	(3,838)
SEK	DB	50,522,868	EUR	5,447,914	December 2011	(51,034)
SEK	DB	14,090,000	EUR	1,509,697	October 2012	(11,852)
SEK	MS	16,368,194	EUR	1,754,171	July 2012	(16,356)
SEK	MS	2,474,100	EUR	270,918	June 2012	(9,497)
SEK	UBS	13,000,000	EUR	1,410,055	August 2012	(37,148)
SEK	UBS	13,522,280	EUR	1,455,057	July 2012	(19,509)
SEK	UBS	9,747,000	EUR	1,048,177	June 2012	(14,503)
SGD	BB	628,781	USD	492,520	February 2012	(11,018)
SGD	CS	1,607,270	USD	1,341,740	August 2012	(107,958)
SGD	DB	1,608,050	USD	1,341,741	August 2012	(107,360)
SGD	DB	4,515,000	USD	3,538,820	February 2012	(81,209)
SGD	DB	1,583,700	USD	1,238,337	March 2012	(24,890)
SGD	HSB	2,291,300	USD	1,795,898	February 2012	(41,347)
SGD	HSB	1,528,000	USD	1,195,727	March 2012	(24,961)
SGD	JPM	2,636,600	USD	2,201,754	July 2012	(177,990)
SGD	JPM	1,092,000	USD	853,859	March 2012	(17,172)
SGD	MS	2,113,440	USD	1,761,391	August 2012	(139,165)

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

USD	BA	910,845	JPY	75,418,000	November 2011	$ (68,487)
USD	BB	4,589,341	JPY	377,170,000	November 2011	(307,801)
USD	BB	1,843,926	JPY	151,970,000	January 2012	(131,306)
USD	BB	480,990	EUR	364,000	December 2011	(6,416)
USD	BB	231,182	EUR	165,000	July 2012	10,229
USD	BB	2,824,775	JPY	215,294,000	August 2012	13,837
USD	BB	2,189,452	EUR	1,619,000	February 2012	21,544
USD	BB	892,003	EUR	647,679	September 2012	24,675
USD	BB	2,086,345	EUR	1,455,583	August 2012	137,146
USD	CIT	1,353,838	JPY	108,812,000	May 2012	(63,465)
USD	CIT	799,093	JPY	65,230,958	November 2011	(47,813)
USD	CIT	335,383	JPY	26,945,000	March 2012	(15,198)
USD	CIT	172,176	JPY	14,230,000	January 2012	(12,746)
USD	CIT	149,841	JPY	12,300,000	April 2012	(10,300)
USD	CIT	953,555	JPY	72,432,000	August 2012	7,952
USD	CIT	919,970	EUR	681,000	February 2012	8,083
USD	CIT	196,719	EUR	140,049	August 2012	9,177
USD	CIT	2,837,361	EUR	2,104,547	January 2012	19,297
USD	CS	405,600	EUR	300,000	September 2012	3,859
USD	CS	944,947	JPY	71,901,000	August 2012	6,276
USD	CS	353,305	EUR	246,000	August 2012	23,882
USD	DB	1,086,014	JPY	89,268,441	January 2012	(74,327)
USD	DB	808,042	JPY	67,625,000	December 2011	(70,140)
USD	DB	854,436	JPY	69,943,000	November 2011	(53,636)
USD	DB	904,930	JPY	72,750,000	May 2012	(42,677)
USD	DB	507,488	EUR	390,000	December 2011	(14,733)
USD	DB	136,424	JPY	11,207,270	February 2012	(9,308)
USD	DB	1,660,431	EUR	1,234,000	February 2012	8,053
USD	DB	2,099,195	JPY	159,757,000	August 2012	13,560
USD	DB	347,103	EUR	248,000	March 2012	15,017
USD	DB	2,060,283	EUR	1,517,000	October 2012	28,811
USD	DB	1,006,085	EUR	725,000	November 2011	35,224
USD	DB	827,817	EUR	591,000	July 2012	36,405
USD	DB	2,126,468	EUR	1,560,000	September 2012	37,416
USD	DB	6,996,807	EUR	5,192,000	January 2012	44,531
USD	DB	1,329,232	EUR	956,000	October 2011	48,964
USD	DB	1,420,879	EUR	1,005,000	May 2012	75,107
USD	DB	2,055,463	EUR	1,428,400	June 2012	142,706
USD	DB	2,895,462	EUR	2,055,000	April 2012	143,685
USD	DB	3,003,192	EUR	2,119,845	August 2012	164,473
USD	HSB	1,765,107	JPY	144,999,132	January 2012	(119,592)
USD	HSB	1,139,460	JPY	93,958,000	February 2012	(82,364)
USD	HSB	573,538	JPY	46,600,000	March 2012	(32,581)
USD	HSB	220,796	JPY	18,251,000	November 2011	(16,161)
USD	HSB	322,966	EUR	246,482	December 2011	(7,081)
USD	HSB	174,639	EUR	130,000	September 2012	552
USD	HSB	1,090,971	EUR	810,000	February 2012	6,348
USD	HSB	233,558	EUR	169,000	March 2012	7,259
USD	HSB	3,179,934	JPY	242,351,000	August 2012	16,034
USD	HSB	1,977,452	EUR	1,416,000	October 2011	80,890
USD	HSB	2,070,188	EUR	1,461,000	April 2012	113,815
USD	JPM	933,363	JPY	77,230,000	February 2012	(70,997)
USD	JPM	573,327	JPY	46,600,000	March 2012	(32,793)
USD	JPM	426,812	JPY	34,926,000	November 2011	(26,634)
USD	JPM	734,342	EUR	549,000	February 2012	(792)
USD	JPM	184,901	JPY	14,034,000	September 2012	1,543
USD	JPM	2,478,430	JPY	189,015,000	August 2012	10,710
USD	JPM	663,470	EUR	461,435	August 2012	45,551

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

USD	MS	1,132,610	JPY	92,549,000	February 2012	$ (70,738)
USD	MS	201,583	JPY	16,200,000	March 2012	(9,195)
USD	MS	135,858	EUR	100,000	September 2012	1,944
USD	MS	374,340	JPY	28,500,000	August 2012	2,279
USD	MS	176,487	EUR	123,000	August 2012	11,775
USD	MS	662,673	EUR	479,000	March 2012	21,267
USD	UBS	1,452,974	JPY	119,640,000	January 2012	(102,078)
USD	UBS	1,352,880	JPY	108,758,000	May 2012	(63,750)
USD	UBS	1,133,389	JPY	91,761,410	March 2012	(60,319)
USD	UBS	810,163	JPY	65,703,500	November 2011	(42,858)
USD	UBS	149,753	JPY	12,300,000	April 2012	(10,387)
USD	UBS	328,991	EUR	240,017	September 2012	7,577
USD	UBS	1,732,914	JPY	131,995,000	August 2012	9,709
USD	UBS	875,787	EUR	633,000	March 2012	28,168
USD	UBS	1,508,669	EUR	1,048,692	August 2012	104,341
USD	UBS	2,140,758	EUR	1,507,000	April 2012	122,789
USD	UBS	10,020,349	EUR	7,382,000	February 2012	135,558

					Net Depreciation	$(3,168,708)

Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EGP	Egyptian Pound
EUR	Euro Dollar
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ILS	Israeli New Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Counterparty Abbreviations:

BA	Bank of America Corp
BB	Barclays Bank PLC
BNY	Bank of New York
CIT	Citigroup Global Markets
CS	Credit Suisse Group AG
DB	Deutsche Bank
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
MS	Morgan Stanley
UBS	USB AG

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Argentina	$1,067,539	0.57%
Australia	22,162,389	11.63
Brazil	11,080,774	5.81
Egypt	4,410,980	2.31
Germany	1,110,379	0.58
Hungary	7,361,122	3.86
Indonesia	9,282,976	4.87
Iraq	652,000	0.34
Ireland	2,403,148	1.26
Israel	9,443,784	4.95
Lithuania	1,586,150	0.83
Malaysia	19,932,774	10.45
Mexico	9,067,534	4.75
Peru	3,763,130	1.97
Philippines	1,053,332	0.55
Poland	19,582,067	10.27
Russia	4,653,833	2.44
South Africa	929,688	0.49
South Korea	25,893,494	13.58
Sweden	8,493,926	4.45
Ukraine	2,365,833	1.24
United Kingdom	11,533,850	6.05
United States	10,911,048	5.72
Venezuela	501,075	0.26
Vietnam	1,474,901	0.77

Total	$190,717,726	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM TEMPLETON GLOBAL BOND PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Templeton Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. Effective May 1, 2011, the Maxim Global Bond Portfolio’s name changed to Maxim Templeton Global Bond Portfolio. The investment objective of the Portfolio is to seek current income with capital appreciation and growth of income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolios, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Government and Government Agency Obligations (Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Derivative Investments:
Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, 100% of the Portfolio’s investments are valued using Level 2 inputs. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Foreign Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $182,183,567. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $16,791,592 and gross depreciation of securities in which there was an excess of tax cost over value of $8,257,433 resulting in net appreciation of $8,534,159.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.50%
21,512	A Schulman Inc	$365,489
17,589	AMCOL International Corp	421,960
14,928	American Vanguard Corp	166,596
17,135	Arch Chemicals Inc	803,974
19,616	Balchem Corp	731,873
26,321	Buckeye Technologies Inc	634,599
39,220	Century Aluminum Co (a)	350,627
15,660	Clearwater Paper Corp (a)	532,127
7,350	Deltic Timber Corp	438,648
5,806	Hawkins Inc (b)	184,863
33,898	HB Fuller Co	617,621
10,711	Kaiser Aluminum Corp	474,283
26,149	KapStone Paper & Packaging Corp (a)	363,210
21,225	Kraton Performance Polymers Inc (a)	343,420
14,098	Materion Corp (a)	319,743
10,089	Neenah Paper Inc	143,062
21,895	OM Group Inc (a)	568,613
63,196	PolyOne Corp	676,829
8,800	Quaker Chemical Corp	228,096
11,062	Schweitzer-Mauduit International Inc	618,034
5,576	Stepan Co	374,596
35,053	Wausau Paper Corp	223,989
14,480	Zep Inc	217,490

		9,799,742

Communications — 4.84%
19,906	Anixter International Inc	944,341
81,533	Arris Group Inc (a)	839,790
5,917	Atlantic Tele-Network Inc	194,551
12,287	Black Box Corp	262,327
28,895	Blue Coat Systems Inc (a)	401,062
10,115	Blue Nile Inc (a)(b)	356,857
20,687	Cbeyond Inc (a)	146,050
132,796	Cincinnati Bell Inc (a)	410,340
21,252	comScore Inc (a)	358,521
17,911	Comtech Telecommunications Corp	503,120
28,312	DealerTrack Holdings Inc (a)	443,649
18,448	DG FastChannel Inc (a)	312,694
20,637	Dolan Co (a)	185,527
28,438	eResearchTechnology Inc (a)	126,833
20,669	EW Scripps Co Class A (a)	144,683
26,343	General Communication Inc Class A (a)	216,013
77,642	Harmonic Inc (a)	330,755
29,159	Harte-Hanks Inc	247,268
26,055	Infospace Inc (a)	217,820
31,144	j2 Global Communications Inc	837,774
13,511	Liquidity Services Inc (a)	433,298
14,039	LogMeIn Inc (a)	466,235
25,001	Netgear Inc (a)	647,276
18,653	Network Equipment Technologies Inc (a)	36,187
22,378	Neutral Tandem Inc (a)	216,619
21,642	Novatel Wireless Inc (a)	65,359

Shares		Value

Communications — (continued)
19,978	NTELOS Holdings Corp	$354,210
18,858	Nutrisystem Inc (b)	228,370
13,536	Oplink Communications Inc (a)	204,935
12,574	PC-Tel Inc (a)	77,330
20,073	Perficient Inc (a)	146,934
19,160	Sourcefire Inc (a)(b)	512,722
8,934	Stamps.com Inc	182,611
31,457	Symmetricom Inc (a)	136,523
42,470	Tekelec (a)	256,519
61,471	United Online Inc	321,493
14,443	USA Mobility Inc	190,648
28,675	Viasat Inc (a)	955,164
27,674	Websense Inc (a)	478,760
20,833	XO Group Inc (a)	170,206

		13,561,374

Consumer, Cyclical — 16.23%
10,091	Allegiant Travel Co (a)(b)	475,589
9,088	Arctic Cat Inc (a)	131,685
11,775	Audiovox Corp Class A (a)	64,645
15,353	Big 5 Sporting Goods Corp	93,346
954	Biglari Holdings Inc (a)	282,756
16,317	BJ’s Restaurants Inc (a)	719,743
36,516	Boyd Gaming Corp (a)(b)	178,928
46,490	Brightpoint Inc (a)	428,173
29,154	Brown Shoe Co Inc	207,576
61,338	Brunswick Corp	861,186
18,046	Buckle Inc (b)	694,049
12,407	Buffalo Wild Wings Inc (a)(b)	741,939
29,170	Cabela’s Inc Class A (a)	597,693
43,523	Callaway Golf Co (b)	225,014
34,915	Carter’s Inc (a)	1,066,304
26,084	Casey’s General Stores Inc	1,138,567
19,994	Cash America International Inc	1,022,893
20,465	Cato Corp Class A	461,690
13,293	CEC Entertainment Inc	378,452
17,184	Childrens Place Retail Stores Inc (a)	799,572
23,075	Christopher & Banks Corp	81,455
21,010	Coinstar Inc (a)(b)	840,400
42,027	Coldwater Creek Inc (a)	52,534
15,768	Cracker Barrel Old Country Store Inc	631,981
61,090	Crocs Inc (a)(c)	1,446,000
10,898	DineEquity Inc (a)	419,464
12,013	DTS Inc (a)	298,283
17,875	Ethan Allen Interiors Inc (b)	243,279
30,040	Ezcorp Inc Class A (a)	857,342
36,787	Finish Line Inc Class A	735,372
21,049	First Cash Financial Services Inc (a)	883,006
26,490	Fred’s Inc Class A	282,383
13,028	G&K Services Inc Class A	332,735
16,404	Genesco Inc (a)	845,298
16,255	Group 1 Automotive Inc	577,865
13,135	Haverty Furniture Cos Inc	131,219
18,332	Hibbett Sports Inc (a)(b)	621,271
31,754	HOT Topic Inc	242,283
27,128	HSN Inc (a)	898,751

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
49,438	Iconix Brand Group Inc (a)	$781,120
39,715	Interface Inc Class A	471,020
27,270	Interval Leisure Group Inc (a)	363,236
31,866	Jack in the Box Inc (a)	634,771
18,505	Jakks Pacific Inc	350,670
19,001	JOS A Bank Clothiers Inc (a)	886,017
18,990	K-Swiss Inc Class A (a)	80,708
11,095	Kirkland’s Inc (a)	101,741
36,237	La-Z-Boy Inc (a)	268,516
15,234	Lithia Motors Inc Class A	219,065
65,795	Liz Claiborne Inc (a)(b)	328,975
18,631	Lumber Liquidators Holdings Inc (a)(b)	281,328
12,704	M/I Homes Inc (a)	76,351
15,987	Maidenform Brands Inc (a)	374,256
13,973	Marcus Corp	139,031
17,278	MarineMax Inc (a)	111,789
35,272	Men’s Wearhouse Inc	919,894
19,276	Meritage Homes Corp (a)	291,839
25,139	Mobile Mini Inc (a)(b)	413,285
7,789	Monarch Casino & Resort Inc (a)	76,176
19,044	Multimedia Games Holding Co Inc (a)	76,938
8,545	MWI Veterinary Supply Inc (a)	588,067
12,606	O’Charleys Inc (a)	74,880
57,960	OfficeMax Inc (a)	281,106
9,583	Oxford Industries Inc	328,697
13,173	Papa John’s International Inc (a)	400,459
36,420	PEP Boys-Manny Moe & Jack	359,465
8,613	Perry Ellis International Inc (a)	161,924
15,353	PetMed Express Inc	138,177
15,264	PF Chang’s China Bistro Inc (b)	415,791
42,791	Pinnacle Entertainment Inc (a)	388,542
33,194	Pool Corp	869,019
84,788	Quiksilver Inc (a)	258,603
8,151	Red Robin Gourmet Burgers Inc (a)	196,358
44,421	Ruby Tuesday Inc (a)	318,054
10,058	Rue21 Inc (a)(b)	228,216
21,561	Ruth’s Hospitality Group Inc (a)	92,497
18,628	Scansource Inc (a)	550,644
10,471	School Specialty Inc (a)(b)	74,658
37,381	Select Comfort Corp (a)	522,213
37,548	Shuffle Master Inc (a)	315,779
24,881	Skechers U.S.A. Inc Class A (a)	349,080
4,601	Skyline Corp	43,940
35,454	Skywest Inc	408,076
24,341	Sonic Automotive Inc Class A (b)	262,639
42,806	Sonic Corp (a)	302,638
20,916	Spartan Motors Inc	86,383
21,521	Stage Stores Inc	298,496
13,351	Standard Motor Products Inc	173,162
67,291	Standard Pacific Corp (a)	166,209
19,279	Stein Mart Inc	120,494
25,695	Steven Madden Ltd (a)	773,420
15,505	Superior Industries International Inc (b)	239,552
41,637	Texas Roadhouse Inc	550,441
20,918	Toro Co	1,030,630
17,339	True Religion Apparel Inc (a)	467,459
28,949	Tuesday Morning Corp (a)	101,900

Shares		Value

Consumer, Cyclical — (continued)
10,191	Unifirst Corp	$461,550
30,350	United Stationers Inc	827,038
10,017	Universal Electronics Inc (a)(b)	164,179
19,604	Vitamin Shoppe Inc (a)	733,974
20,233	Winnebago Industries Inc (a)(b)	140,012
33,602	Wolverine World Wide Inc	1,117,267
48,356	World Fuel Services Corp (c)	1,578,823
17,380	Zale Corp (a)	49,533
14,085	Zumiez Inc (a)(b)	246,628

		45,494,119

Consumer, Non-cyclical — 19.68%
15,160	Abaxis Inc (a)	347,316
32,836	ABM Industries Inc	625,854
47,490	Affymetrix Inc (a)	232,701
7,670	Air Methods Corp (a)	488,349
46,441	Align Technology Inc (a)	704,510
58,811	Alliance One International Inc (a)	143,499
6,016	Almost Family Inc (a)	100,046
20,457	Amedisys Inc (a)(b)	303,173
12,506	American Public Education Inc (a)	425,204
26,797	AMN Healthcare Services Inc (a)	107,456
21,376	Amsurg Corp (a)	480,960
12,617	Andersons Inc	424,688
18,476	Arbitron Inc	611,186
36,062	Arqule Inc (a)	182,113
32,669	B&G Foods Inc	544,919
16,517	Bio-Reference Labs Inc (a)(b)	304,078
3,719	Blyth Inc	206,219
5,933	Boston Beer Co Inc Class A (a)(b)	431,329
9,666	Cal-Maine Foods Inc	303,802
8,169	Calavo Growers Inc (b)	167,628
20,098	Cambrex Corp (a)	101,294
9,087	Cantel Medical Corp	191,917
10,426	Capella Education Co (a)	295,890
28,789	Cardtronics Inc (a)	659,844
9,571	CDI Corp	102,218
33,704	Centene Corp (a)	966,294
32,274	Central Garden & Pet Co Class A (a)	228,500
14,327	Chemed Corp	787,412
19,310	CONMED Corp (a)	444,323
6,462	Consolidated Graphics Inc (a)	236,057
58,814	Corinthian Colleges Inc (a)(b)	91,750
4,299	Corvel Corp (a)	182,708
19,969	Cross Country Healthcare Inc (a)	83,470
17,524	CryoLife Inc (a)	78,683
41,515	Cubist Pharmaceuticals Inc (a)(b)(c)	1,466,310
16,721	Cyberonics Inc (a)	473,204
14,917	Diamond Foods Inc (b)	1,190,227
16,591	Emergent Biosolutions Inc (a)	255,999
10,917	Ensign Group Inc	252,292
21,757	Enzo Biochem Inc (a)	55,915
9,743	Forrester Research Inc	316,745
20,401	Gentiva Health Services Inc (a)	112,614
44,449	Geo Group Inc (a)	824,973
16,001	Greatbatch Inc (a)	320,180
17,524	Haemonetics Corp (a)	1,024,804
29,808	Hain Celestial Group Inc (a)	910,634

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
23,015	Hanger Orthopedic Group Inc (a)	$434,753
45,653	Healthcare Services Group Inc	736,839
46,125	Healthspring Inc (a)(c)	1,681,717
23,408	Healthways Inc (a)	230,101
26,263	Heartland Payment Systems Inc	517,906
11,719	Heidrick & Struggles International Inc	192,778
20,897	Helen of Troy Ltd (a)	524,933
6,689	Hi-Tech Pharmacal Co Inc (a)	224,750
42,488	Hillenbrand Inc	781,779
57,585	HMS Holdings Corp (a)(c)	1,404,498
8,304	ICU Medical Inc (a)	305,587
15,587	Insperity Inc	346,811
14,064	Integra LifeSciences Holdings Corp (a)	503,069
10,270	Inter Parfums Inc	158,672
22,068	Invacare Corp (b)	508,447
11,303	IPC The Hospitalist Co Inc (a)	403,404
9,783	J&J Snack Foods Corp	470,073
18,868	Kelly Services Inc Class A	215,095
5,618	Kensey Nash Corp (a)	137,641
13,563	Kid Brands Inc (a)	35,806
6,560	Landauer Inc	324,982
12,197	LCA-Vision Inc (a)	26,102
10,338	LHC Group Inc (a)	176,366
15,411	Lincoln Educational Services Corp	124,675
101,087	Live Nation Entertainment Inc (a)	809,707
20,839	Magellan Health Services Inc (a)	1,006,524
23,338	MAXIMUS Inc	814,496
13,941	Medcath Corp (a)	193,501
35,987	Medicines Co (a)	535,487
8,911	Medifast Inc (a)(b)	143,913
28,288	Meridian Bioscience Inc	445,253
28,058	Merit Medical Systems Inc (a)	368,682
9,539	Midas Inc (a)	78,220
19,210	Molina Healthcare Inc (a)	296,602
20,751	Monro Muffler Brake Inc	684,161
8,110	Nash Finch Co	218,402
20,217	Natus Medical Inc (a)	192,264
34,882	Navigant Consulting Inc (a)	323,356
15,955	Neogen Corp (a)	553,958
27,215	NuVasive Inc (a)(b)	464,560
25,735	On Assignment Inc (a)	181,946
12,274	Palomar Medical Technologies Inc (a)	96,719
24,411	Par Pharmaceutical Cos Inc (a)	649,821
40,446	PAREXEL International Corp (a)	765,643
9,037	Peet’s Coffee & Tea Inc (a)(b)	502,819
19,497	PharMerica Corp (a)	278,222
34,457	Prestige Brands Holdings Inc (a)	311,836
36,409	PSS World Medical Inc (a)	716,893
42,466	Questcor Pharmaceuticals Inc (a)	1,157,623
51,101	Regeneron Pharmaceuticals Inc (a)(c)	2,974,078
40,052	Salix Pharmaceuticals Ltd (a)	1,185,539
12,825	Sanderson Farms Inc (b)	609,188
47,621	Savient Pharmaceuticals Inc (a)(b)	195,246
5,986	Seneca Foods Corp Class A (a)	118,523
32,159	Snyders-Lance Inc	670,515
9,416	SonoSite Inc (a)	285,681

Shares		Value

Consumer, Non-cyclical — (continued)
15,237	Spartan Stores Inc	$235,869
7,142	Standard Register Co (b)	18,069
10,112	SurModics Inc (a)	92,019
24,432	Symmetry Medical Inc (a)	188,615
17,529	TeleTech Holdings Inc (a)	267,142
24,302	TreeHouse Foods Inc (a)(c)	1,502,836
30,671	TrueBlue Inc (a)	347,502
33,192	United Natural Foods Inc (a)(c)	1,229,432
14,105	Universal Technical Institute Inc (a)	191,687
13,917	Viad Corp	236,311
48,536	Viropharma Inc (a)	877,046
11,473	WD-40 Co	457,084
22,919	West Pharmaceutical Services Inc	850,295
26,479	Wright Express Corp (a)	1,007,261
14,911	Zoll Medical Corp (a)	562,741

		55,149,358

Energy — 2.95%
16,224	Approach Resources Inc (a)(b)	275,646
19,376	Basic Energy Services Inc (a)	274,364
8,774	Contango Oil & Gas Co (a)	480,026
13,394	GeoResources Inc (a)	238,279
9,881	Gulf Island Fabrication Inc	204,339
27,828	Gulfport Energy Corp (a)	672,881
41,328	Headwaters Inc (a)	59,512
16,212	Hornbeck Offshore Services Inc (a)	403,841
88,474	ION Geophysical Corp (a)	418,482
20,763	Lufkin Industries Inc	1,104,799
18,766	Matrix Service Co (a)	159,699
3,025	OYO Geospace Corp (a)	170,277
31,199	Penn Virginia Corp	173,779
16,280	Petroleum Development Corp (a)	315,669
37,349	Petroquest Energy Inc (a)(b)	205,420
41,475	Pioneer Drilling Co (a)	297,791
14,754	SEACOR Holdings Inc	1,183,418
33,277	Stone Energy Corp (a)	539,420
28,541	Swift Energy Co (a)	694,688
52,863	Tetra Technologies Inc (a)	408,102

		8,280,432

Financial — 18.60%
27,531	Acadia Realty Trust REIT	514,830
12,047	AMERISAFE Inc (a)	221,785
30,207	Bank Mutual Corp	78,840
19,205	Bank of the Ozarks Inc	401,961
89,422	BioMed Realty Trust Inc REIT (c)	1,481,723
53,455	Boston Private Financial Holdings Inc (b)	314,315
41,266	Brookline Bancorp Inc	318,161
13,497	Calamos Asset Management Inc Class A	135,105
37,185	Cedar Shopping Centers Inc REIT	115,645
10,334	City Holding Co (b)	278,915
59,099	Colonial Properties Trust REIT	1,073,238
26,913	Columbia Banking System Inc	385,394
25,456	Community Bank System Inc	577,597
37,627	Delphi Financial Group Inc Class A	809,733

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Financial — (continued)
115,105	DiamondRock Hospitality Co REIT	$804,584
18,461	Dime Community Bancshares Inc	187,010
18,574	EastGroup Properties Inc REIT	708,412
14,922	eHealth Inc (a)(b)	203,835
26,745	Employers Holdings Inc	341,266
9,580	Encore Capital Group Inc (a)	209,323
31,863	Entertainment Properties Trust REIT (c)	1,242,020
64,033	Extra Space Storage Inc REIT	1,192,935
25,818	Financial Engines Inc (a)(b)	467,564
15,236	First BanCorp (a)(b)	42,661
70,724	First Commonwealth Financial Corp	261,679
39,574	First Financial Bancorp (b)	546,121
21,424	First Financial Bankshares Inc (b)	560,452
50,853	First Midwest Bancorp Inc	372,244
87,218	FNB Corp (b)	747,458
23,814	Forestar Group Inc (a)	259,811
49,086	Franklin Street Properties Corp REIT	555,163
18,307	Getty Realty Corp REIT (b)	263,987
49,047	Glacier Bancorp Inc (b)	459,570
100,196	Hanmi Financial Corp (a)	83,163
52,664	Healthcare Realty Trust Inc REIT	887,388
15,304	Home Bancshares Inc	324,751
27,643	Horace Mann Educators Corp	315,407
14,573	Independent Bank Corp (b)	316,817
8,403	Infinity Property & Casualty Corp	440,989
51,400	Inland Real Estate Corp REIT	375,220
26,555	Interactive Brokers Group Inc Class A (b)	369,911
27,943	Investment Technology Group Inc (a)	273,562
39,697	Kilroy Realty Corp REIT (c)	1,242,516
45,661	Kite Realty Group Trust REIT	167,119
58,096	LaSalle Hotel Properties REIT	1,115,443
92,904	Lexington Realty Trust REIT (b)	607,592
20,694	LTC Properties Inc REIT	523,972
35,942	Meadowbrook Insurance Group Inc	320,243
76,809	Medical Properties Trust Inc REIT	687,441
25,249	Mid-America Apartment Communities Inc REIT (c)	1,520,495
25,808	Nara Bancorp Inc (a)	156,655
29,466	National Financial Partners Corp (a)(b)	322,358
84,983	National Penn Bancshares Inc	595,731
63,989	National Retail Properties Inc REIT (b)(c)	1,719,384
7,899	Navigators Group Inc (a)	341,237
22,971	NBT Bancorp Inc	427,720
70,478	Northwest Bancshares Inc	839,393
65,408	Old National Bancorp	609,603
38,348	Oritani Financial Corp (a)	493,155
22,702	PacWest Bancorp	316,466
15,187	Parkway Properties Inc REIT	167,209
38,309	Pennsylvania Real Estate Investment Trust REIT	296,129
22,792	Pinnacle Financial Partners Inc (a)(b)	249,344

Shares		Value

Financial — (continued)
10,924	Piper Jaffray Cos (a)	$195,867
11,761	Portfolio Recovery Associates Inc (a)	731,769
34,303	Post Properties Inc REIT	1,191,686
15,157	Presidential Life Corp	124,591
40,435	PrivateBancorp Inc	304,071
21,001	ProAssurance Corp (c)	1,512,492
73,830	Prospect Capital Corp (b)	620,910
36,479	Provident Financial Services Inc	392,149
12,767	PS Business Parks Inc REIT	632,477
30,955	Resources Connection Inc	302,740
11,468	RLI Corp (b)	729,135
18,872	S&T Bancorp Inc (b)	304,972
10,287	Safety Insurance Group Inc	389,157
7,738	Saul Centers Inc REIT	261,622
36,868	Selective Insurance Group Inc	481,127
31,285	Signature Bank (a)(c)	1,493,233
12,114	Simmons First National Corp Class A	262,874
19,065	Sovran Self Storage Inc REIT	708,646
20,043	Sterling Bancorp	145,512
13,310	Stewart Information Services Corp (b)	117,660
36,562	Stifel Financial Corp (a)	971,087
89,632	Susquehanna Bancshares Inc	490,287
19,639	SWS Group Inc	92,107
58,623	Tanger Factory Outlet Centers REIT (c)	1,524,784
25,708	Texas Capital Bancshares Inc (a)	587,428
5,524	Tompkins Financial Corp	197,649
28,641	Tower Group Inc	654,733
62,467	Trustco Bank Corp NY	278,603
21,877	UMB Financial Corp	701,814
77,906	Umpqua Holdings Corp	684,794
30,072	United Bankshares Inc (b)	604,146
12,815	United Community Banks Inc (a)(b)	108,799
14,932	United Fire & Casualty Co	264,147
8,555	Universal Health Realty Income Trust REIT	287,534
15,413	Urstadt Biddle Properties Inc Class A REIT	246,146
36,623	Wilshire Bancorp Inc (a)	100,347
24,089	Wintrust Financial Corp (b)	621,737
10,252	World Acceptance Corp (a)(b)	573,599

		52,132,181

Industrial — 17.03%
12,024	AAON Inc	189,378
27,072	AAR Corp	451,290
47,239	Actuant Corp Class A	932,970
29,419	Advanced Energy Industries Inc (a)	253,592
12,304	Aerovironment Inc (a)	346,358
19,251	Albany International Corp Class A	351,331
11,918	AM Castle & Co (a)	130,383
6,231	American Science & Engineering Inc	380,403
8,898	Analogic Corp	404,058
26,046	AO Smith Corp (b)	834,254
19,985	Apogee Enterprises Inc	171,671

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Industrial — (continued)
28,664	Applied Industrial Technologies Inc	$778,514
17,400	Arkansas Best Corp	281,010
13,615	Astec Industries Inc (a)	398,647
8,580	AZZ Inc	332,647
10,489	Badger Meter Inc	303,447
32,417	Barnes Group Inc	624,027
7,026	Bel Fuse Inc Class B	109,535
32,055	Belden Inc	826,699
40,717	Benchmark Electronics Inc (a)	529,728
36,315	Brady Corp Class A	959,806
34,259	Briggs & Stratton Corp	462,839
25,019	Bristow Group Inc	1,061,556
38,430	Calgon Carbon Corp (a)	559,925
6,185	Cascade Corp	206,517
17,181	Ceradyne Inc (a)	461,997
27,227	Checkpoint Systems Inc (a)	369,743
11,770	CIRCOR International Inc	345,685
34,343	CLARCOR Inc (c)	1,421,113
28,342	Cognex Corp	768,352
25,244	Comfort Systems USA Inc	210,030
23,046	CTS Corp	187,364
10,944	Cubic Corp	427,582
31,952	Curtiss-Wright Corp	921,176
20,475	Cymer Inc (a)	761,261
23,428	Daktronics Inc	201,012
80,040	Darling International Inc (a)	1,007,704
13,184	Drew Industries Inc	263,416
22,884	Dycom Industries Inc (a)	350,125
30,436	Eagle Materials Inc	506,759
16,824	Electro Scientific Industries Inc (a)	200,037
45,935	EMCOR Group Inc (a)	933,859
12,695	Encore Wire Corp	261,263
14,262	EnPro Industries Inc (a)	423,296
18,104	ESCO Technologies Inc	461,652
9,455	Exponent Inc (a)	390,775
10,915	FARO Technologies Inc (a)	344,368
42,129	Federal Signal Corp	186,210
26,499	FEI Co (a)	793,910
20,171	Forward Air Corp	513,352
40,247	GenCorp Inc (a)	180,709
20,094	Gibraltar Industries Inc (a)	163,163
31,373	Griffon Corp (a)	256,631
8,343	Haynes International Inc	362,503
40,180	Heartland Express Inc (b)	544,841
25,422	HUB Group Inc Class A (a)	718,680
36,883	II-VI Inc (a)	645,453
26,842	Insituform Technologies Inc Class A (a)	310,830
34,602	Intermec Inc (a)	225,605
15,980	Intevac Inc (a)	111,700
17,968	iRobot Corp (a)(b)	452,075
19,935	John Bean Technologies Corp	284,273
17,752	Kaman Corp	494,393
22,309	Kaydon Corp	639,822
40,681	Knight Transportation Inc	541,464
14,030	Koppers Holdings Inc	359,308
2,844	Lawson Products Inc	38,451
8,552	Lindsay Corp (b)	460,098
15,516	Littelfuse Inc	623,898

Shares		Value

Industrial — (continued)
12,690	LoJack Corp (a)	$40,227
12,469	LSB Industries Inc (a)	357,486
10,949	Lydall Inc (a)	97,446
25,953	Methode Electronics Inc	192,831
31,182	Moog Inc Class A (a)	1,017,157
11,239	Movado Group Inc	136,891
26,042	Mueller Industries Inc	1,004,961
23,798	Myers Industries Inc	241,550
3,293	National Presto Industries Inc (b)	286,195
13,329	NCI Building Systems Inc (a)	100,767
25,341	Newport Corp (a)	273,936
31,731	Old Dominion Freight Line Inc (a)	919,247
6,045	Olympic Steel Inc	102,402
40,215	Orbital Sciences Corp (a)	514,752
17,729	Orion Marine Group Inc (a)	102,296
12,951	OSI Systems Inc (a)	434,118
14,378	Park Electrochemical Corp	307,258
24,283	Plexus Corp (a)	549,282
6,182	Powell Industries Inc (a)	191,457
26,994	Pulse Electronics Corp	77,203
25,276	Quanex Building Products Corp	276,772
31,279	Robbins & Myers Inc	1,085,694
19,695	Rofin-Sinar Technologies Inc (a)	378,144
11,009	Rogers Corp (a)	430,782
20,574	RTI International Metals Inc (a)	479,786
27,635	Simpson Manufacturing Co Inc	688,941
8,403	Standex International Corp	261,585
28,303	STR Holdings Inc (a)(b)	229,537
12,696	Sturm Ruger & Co Inc	329,842
25,261	Teledyne Technologies Inc (a)(c)	1,234,253
13,052	Tennant Co	461,649
42,823	Tetra Tech Inc (a)	802,503
18,937	Texas Industries Inc (b)	601,060
15,268	Tredegar Corp	226,424
34,393	TTM Technologies Inc (a)	327,077
13,250	Universal Forest Products Inc	318,663
13,631	Vicor Corp	119,271
20,215	Watts Water Technologies Inc Class A	538,730

		47,744,698

Technology — 10.31%
10,762	Agilysys Inc (a)	76,733
21,629	ATMI Inc (a)	342,171
19,514	Avid Technology Inc (a)	151,038
29,694	Blackbaud Inc	661,285
23,070	Bottomline Technologies Inc (a)	464,630
45,455	Brooks Automation Inc	370,458
16,022	Cabot Microelectronics Corp (a)	550,997
20,861	CACI International Inc Class A (a)(b)	1,041,798
15,833	Ceva Inc (a)	384,900
48,037	CIBER Inc (a)	145,552
44,496	Cirrus Logic Inc (a)(b)	655,871
15,971	Cohu Inc	157,793
30,047	CommVault Systems Inc (a)	1,113,542
7,411	Computer Programs & Systems Inc	490,238
23,862	CSG Systems International Inc (a)	301,616
17,212	Digi International Inc (a)	189,332

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Technology — (continued)
25,035	Diodes Inc (a)	$448,627
17,202	DSP Group Inc (a)	101,492
22,346	Ebix Inc (a)(b)	328,486
57,788	Entropic Communications Inc (a)(b)	238,664
21,895	EPIQ Systems Inc	274,344
30,181	Exar Corp (a)	172,333
16,995	Gerber Scientific Inc (a)(d)(e)	0
85,640	GT Advanced Technologies Inc (a)(b)	601,193
18,788	Hittite Microwave Corp (a)	914,976
20,120	iGate Corp (b)	232,185
31,656	Insight Enterprises Inc (a)	479,272
9,668	Interactive Intelligence Group (a)	262,486
28,693	JDA Software Group Inc (a)	672,564
44,701	Kopin Corp (a)	153,324
49,407	Kulicke & Soffa Industries Inc (a)	368,576
31,895	LivePerson Inc (a)	317,355
14,448	Manhattan Associates Inc (a)	477,940
20,300	Mercury Computer Systems Inc (a)	233,450
33,423	Micrel Inc	316,516
59,099	Microsemi Corp (a)	944,402
5,590	MicroStrategy Inc Class A (a)	637,651
35,143	MKS Instruments Inc	762,955
20,454	Monolithic Power Systems Inc (a)	208,222
23,981	Monotype Imaging Holdings Inc (a)	290,890
10,318	MTS Systems Corp	316,144
11,759	Nanometrics Inc (a)	170,505
5,465	NCI Inc Class A (a)	65,197
23,985	Netscout Systems Inc (a)	273,909
23,015	Omnicell Inc (a)	317,147
16,863	Pericom Semiconductor Corp (a)	124,955
19,820	Power Integrations Inc (b)	606,690
46,274	Progress Software Corp (a)	812,109
13,320	Quality Systems Inc (b)(c)	1,292,040
16,488	Radisys Corp (a)	100,907
17,280	RightNow Technologies Inc (a)	571,104
11,210	Rubicon Technology Inc (a)(b)	122,525
21,882	Rudolph Technologies Inc (a)	146,391
21,474	Sigma Designs Inc (a)	168,356
22,423	Smith Micro Software Inc (a)	34,083
15,436	Standard Microsystems Corp (a)	299,458
14,379	Stratasys Inc (a)(b)	266,587
17,238	Super Micro Computer Inc (a)	215,992
8,429	Supertex Inc (a)	145,822
28,414	SYKES Enterprises Inc (a)	424,789
22,510	Synaptics Inc (a)(b)	537,989
18,051	Synchronoss Technologies Inc (a)	449,650
17,290	SYNNEX Corp (a)	452,998
58,826	Take-Two Interactive Software Inc (a)	748,267
28,055	Taleo Corp Class A (a)	721,575
34,797	Tessera Technologies Inc (a)	415,476
44,966	THQ Inc (a)(b)	77,791
112,071	TriQuint Semiconductor Inc (a)	562,596
17,653	Tyler Technologies Inc (a)(b)	446,268
16,891	Ultratech Inc (a)	289,681
27,962	Veeco Instruments Inc (a)(b)	682,273
12,397	Virtusa Corp (a)	163,640

Shares		Value

Technology — (continued)
16,985	Volterra Semiconductor Corp (a)	$326,622

		28,885,393

Utilities — 4.64%
21,766	Allete Inc	797,289
12,942	American States Water Co	439,122
39,390	Avista Corp	939,452
8,959	Central Vermont Public Service Corp	315,446
10,536	CH Energy Group Inc	549,663
28,547	El Paso Electric Co	916,073
15,523	Laclede Group Inc	601,516
28,535	New Jersey Resources Corp	1,214,735
18,142	Northwest Natural Gas Co	800,062
24,961	NorthWestern Corp	797,254
49,068	Piedmont Natural Gas Co Inc (b)(c)	1,417,575
20,608	South Jersey Industries Inc	1,025,248
31,556	Southwest Gas Corp	1,141,381
34,794	UIL Holdings Corp	1,145,766
25,182	Unisource Energy Corp	908,818

		13,009,400

TOTAL COMMON STOCK — 97.78% (Cost $304,664,352)		$274,056,697

RIGHTS
Communication — 0.00%
1,060	Metrocall Inc(a)(d)(e)
	0.00%, Perpetual	0

Financial — 0.00%
15,236	First BanCorp(a)(d)(e)
	0.00%, Perpetual	0

TOTAL RIGHTS — 0.00% (Cost $1,765)		$0

Principal Amount

SHORT TERM INVESTMENTS
3,865,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	3,865,000
	U.S. Treasury Bills
255,000	0.01%, 03/08/2012(f)	254,985
485,000	0.02%, 03/22/2012(f)	484,964

TOTAL SHORT TERM INVESTMENTS — 1.64% (Cost $4,604,949)		$4,604,949

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 6,273,895	Undivided interest of 52.04% in a repurchase agreement (principal amount/value $12,055,870 with a maturity value of $12,055,991) with BNP Paribas Securities Corp, 0.12%, dated 9/30/11, to be repurchased at $6,273,895 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 12/1/18 - 10/1/41, with a value of $12,298,087.	$6,273,895

5,999,084	Undivided interest of 15.26% in a repurchase agreement (principal amount/value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $5,999,084 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	5,999,084

5,999,085	Undivided interest of 15.63% in a repurchase agreement (principal amount/value $38,390,031 with a maturity value of $38,390,319) with HSBC Securities (USA) Inc, 0.09%, dated 9/30/11, to be repurchased at $5,999,085 on 10/3/11, collateralized by Fannie Mae, 3.50% - 6.00%, 9/1/25 - 4/1/41, with a value of $39,158,120.	5,999,085

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 5,999,085	Undivided interest of 19.23% in a repurchase agreement (principal amount/value $31,200,000 with a maturity value of $31,200,234) with JP Morgan Securities, 0.09%, dated 9/30/11, to be repurchased at $5,999,085 on 10/3/11, collateralized by Fannie Mae, 2.26% - 5.71%, 1/1/19 - 8/1/41, with a value of $31,824,192.	$5,999,085

5,999,084	Undivided interest of 13.87% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $5,999,084 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	5,999,084

TOTAL SECURITIES LENDING COLLATERAL — 10.80% (Cost $30,270,233)		$30,270,233

TOTAL INVESTMENTS — 110.22% (Cost $339,541,299)		$308,931,879

OTHER ASSETS & LIABILITIES — (10.22)%		$(28,648,833)

TOTAL NET ASSETS — 100.00%		$280,283,046

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at September 30, 2011.
(c)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Security is fair valued at September 30, 2011.
(e)	Security has no market value at September 30, 2011.
(f)	Security position has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation

Russell 2000 Mini Long Futures	99	$ 6,350,926	December 2011	$ (322,359)

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Puerto Rico	$42,661	0.01%
United States	308,889,218	99.99

Total	$308,931,879	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INDEX 600 PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Index 600 Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on June 16, 2011. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.
The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Initial Class shares are not subject to any distribution fees, and Class L shares are subject to an annual distribution fee of 0.25% of the Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Rights	Close price, bids, evaluated bids.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

	000000000000	000000000000	000000000000	000000000000
Description (a)	Level 1	Level 2	Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$274,014,036	$—	$—	$274,014,036
Foreign Common Stock	42,661	—	—	42,661
Derivative Investments:
Rights	—	—	—	0
Short Term Investments	—	4,604,949	—	4,604,949
Securities Lending Collateral	—	30,270,233	—	30,270,233

Total Assets	$274,056,697	$34,875,182	$0	$308,931,879

Liabilities
Derivative Investments:
Futures Contracts Variation Margin	$(157,831)	$—	$—	$(157,831)

Total Liabilities	$(157,831)	$—	$0	$(157,831)

Total Investments	273,898,866	34,875,182	0	308,774,048

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $343,397,485. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $30,693,400 and gross depreciation of securities in which there was an excess of tax cost over value of $65,159,006 resulting in net depreciation of $34,465,606.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $29,447,214 and received collateral of $30,270,233 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 9.49%
2,493	Acerinox SA (a)(b)	$28,016
4,061	Air Liquide SA (b)	474,226
2,983	Akzo Nobel NV (b)	131,632
58,962	Alumina Ltd (b)	82,219
18,323	Anglo American PLC (b)	630,374
5,991	Antofagasta PLC (b)	85,497
10,954	ArcelorMittal	175,009
1,324	Arkema SA (a)	76,671
22,000	Asahi Kasei Corp (b)	131,849
12,636	BASF SE (b)	770,357
11,348	Bayer AG (b)	626,225
44,520	BHP Billiton Ltd (b)	1,474,075
30,136	BHP Billiton PLC (b)	804,822
21,118	BlueScope Steel Ltd (b)	14,562
7,604	Boliden AB (b)	78,194
541	Brenntag AG (b)	46,931
12,000	Denki Kagaku Kogyo KK (b)	45,751
74	Eramet (b)	10,217
5,297	Eurasian Natural Resources Corp PLC (b)	46,905
15,561	Fortescue Metals Group Ltd (b)	64,999
1,786	Fresnillo PLC (b)	43,635
144	Givaudan SA (b)	112,305
9,883	Glencore International PLC	61,947
5,000	Hitachi Metals Ltd (a)(b)	57,576
5,773	Iluka Resources Ltd (b)	67,571
32,160	Incitec Pivot Ltd (b)	99,641
6,871	Israel Chemicals Ltd (b)	78,249
6,600	JFE Holdings Inc (b)	133,229
4,312	Johnson Matthey PLC (b)	105,701
2,400	JSR Corp (b)	41,294
2,174	K+S AG (b)	113,807
6,000	Kansai Paint Co Ltd (b)	57,496
2,326	Kazakhmys PLC (b)	28,397
31,000	Kobe Steel Ltd (b)	51,746
1,908	Koninklijke DSM NV (b)	82,957
1,909	Lanxess AG (b)	91,574
2,578	Linde AG (b)	344,970
1,716	Lonmin PLC (b)	27,836
607	Lonza Group AG (b)	36,574
25,429	Lynas Corp Ltd (a)(b)(c)	26,026
18,500	Mitsubishi Chemical Holdings Corp	125,463
4,000	Mitsubishi Gas Chemical Co Inc (b)	24,556
20,000	Mitsubishi Materials Corp (b)	48,701
12,000	Mitsui Chemicals Inc (b)	40,138
11,096	Newcrest Mining Ltd (b)	365,736
2,100	Nippon Paper Group Inc (b)	55,911
67,000	Nippon Steel Corp (b)	192,162
2,900	Nitto Denko Corp (b)	114,134
20,313	Norsk Hydro ASA (b)	92,133
13,000	OJI Paper Co Ltd (b)	71,303
18,343	OneSteel Ltd (b)	21,497
4,876	Orica Ltd (b)	109,428
1,326	Outokumpu OYJ (b)	8,701
7,897	OZ Minerals Ltd (b)	70,353
8,570	Paladin Energy Ltd (a)(b)	9,834
1,384	Randgold Resources Ltd (b)	134,330
5,954	Rio Tinto Ltd (b)	348,746

Shares		Value

Basic Materials — (continued)
19,928	Rio Tinto PLC (b)	$883,620
630	Salzgitter AG (b)	30,236
5,800	Shin-Etsu Chemical Co Ltd (b)(d)	284,511
20,000	Showa Denko KK (b)	39,480
1,195	Solvay SA (b)	112,522
4,205	SSAB AB (a)(b)	31,189
6,377	Stora Enso OYJ (b)	37,325
30,000	Sumitomo Chemical Co Ltd (b)(c)	115,756
38,000	Sumitomo Metal Industries Ltd (b)	78,761
6,000	Sumitomo Metal Mining Co Ltd (b)	79,441
10,724	Svenska Cellulosa AB (b)	130,576
1,318	Syngenta AG (b)	342,506
6,575	ThyssenKrupp AG (b)	161,556
13,000	Tosoh Corp (b)	40,736
17,000	Ube Industries Ltd/Japan (b)	56,495
1,249	Umicore SA (b)	45,279
9,498	UPM-Kymmene OYJ (b)	107,299
1,322	Vedanta Resources PLC (b)	22,452
1,467	Voestalpine AG (b)	42,407
146	Wacker Chemie AG (b)	12,962
29,392	Xstrata PLC (b)	371,109
2,433	Yara International ASA (b)	92,821

		12,413,227

Communications — 8.30%
41,098	Alcatel-Lucent/France (a)(b)	119,163
2,321	Belgacom SA (b)	69,853
21,349	Bezeq The Israeli Telecommunication Corp Ltd (b)	39,947
15,059	British Sky Broadcasting Group PLC (b)	154,979
113,784	BT Group PLC (b)	304,804
1,900	Dena Co Ltd (b)	79,594
2,100	Dentsu Inc (b)	66,533
38,473	Deutsche Telekom AG (b)	451,590
3,668	Elisa OYJ (b)	74,982
920	Eutelsat Communications SA (a)(b)	36,958
65,604	Fairfax Media Ltd (b)(c)	51,558
25,715	France Telecom SA (b)	420,872
2,400	Gree Inc (b)	73,194
2,606	Hellenic Telecommunications Organization SA (b)	11,078
567	Iliad SA (a)(b)	63,342
5,089	Inmarsat PLC (b)	38,748
40,061	ITV PLC (a)(b)	36,610
1,129	Kabel Deutschland Holding AG (a)(b)	60,531
38	KDDI Corp (b)	261,606
21,495	Koninklijke KPN NV (b)	283,111
1,541	Lagardere SCA (b)	37,852
4,227	Mediaset Espana Comunicacion SA (b)	24,029
10,672	Mediaset SpA (b)	33,612
821	Millicom International Cellular SA (b)	81,814
671	Modern Times Group AB (b)	26,888
1,242	NICE Systems Ltd (a)(b)	37,378
6,700	Nippon Telegraph & Telephone Corp (b)(d)	320,985

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Communications — (continued)
54,915	Nokia OYJ (b)	$310,531
212	NTT DoCoMo Inc (b)(d)	386,274
3,552	Partner Communications Co Ltd (b)	33,659
130,000	PCCW Ltd (b)	48,349
11,341	Pearson PLC (b)	199,870
13,724	Portugal Telecom SGPS SA (b)	100,829
851	ProSiebenSat.1 Media AG (b)	14,963
1,563	Publicis Groupe SA (b)	65,234
81	Rakuten Inc (b)	94,369
14,139	Reed Elsevier NV (b)	155,479
20,141	Reed Elsevier PLC (b)	154,169
294	SBI Holdings Inc/Japan (b)	25,404
3,703	SES SA (b)	90,114
24,000	Singapore Press Holdings Ltd (b)	68,621
99,000	Singapore Telecommunications Ltd (b)	238,642
1,291	Societe Television Francaise 1 (b)	16,050
11,500	Softbank Corp (b)(d)	336,491
354	Swisscom AG (b)	144,018
6,100	TDC A/S (b)	49,835
3,566	Tele2 AB (b)	64,589
14,468	Telecom Corp of New Zealand Ltd (b)	28,758
126,322	Telecom Italia SpA (b)	137,250
116,016	Telecom Italia SpA RSP (b)	112,829
40,818	Telefonaktiebolaget LM Ericsson (b)	391,935
59,325	Telefonica SA (b)	1,136,948
5,086	Telekom Austria AG (b)	51,330
11,456	Telenor ASA (b)	176,688
33,316	TeliaSonera AB (b)	219,653
58,856	Telstra Corp Ltd (b)	175,286
1,400	Trend Micro Inc (b)	43,785
1,506	United Internet AG (b)	25,458
18,872	Vivendi SA (b)	384,232
716,339	Vodafone Group PLC (b)	1,845,658
3,930	Wolters Kluwer NV (b)	63,778
16,496	WPP PLC (b)	152,668
164	Yahoo Japan Corp (b)	50,936

		10,856,293

Consumer, Cyclical — 10.75%
1,614	Accor SA (b)	42,978
2,858	Adidas AG (b)	173,926
10,400	Aeon Co Ltd (b)	140,677
2,091	Air France-KLM (a)(b)	15,283
2,100	Aisin Seiki Co Ltd (b)	69,920
14,000	All Nippon Airways Co Ltd (a)(b)	43,816
3,900	Asics Corp (a)(b)	53,252
4,616	Bayerische Motoren Werke AG (b)	304,938
8,800	Bridgestone Corp (b)	199,669
7,396	Burberry Group PLC (b)	134,192
3,370	Carnival PLC (b)	104,993
16,000	Cathay Pacific Airways Ltd (b)	26,113
692	Christian Dior SA (b)	77,478
7,453	Cie Financiere Richemont SA Class A (b)	331,997
2,418	Cie Generale des Etablissements Michelin (b)	144,615

Shares		Value

Consumer, Cyclical — (continued)
7,000	City Developments Ltd (b)	$50,753
23,630	Compass Group PLC (b)	190,455
1,077	Continental AG (a)(b)	62,164
5,958	Crown Ltd (b)	45,388
2,000	Daihatsu Motor Co Ltd (b)	36,290
13,623	Daimler AG (b)	605,874
6,000	Daiwa House Industry Co Ltd (b)	76,826
5,900	Denso Corp (b)	189,668
2,831	Deutsche Lufthansa AG (b)	36,702
9,170	Echo Entertainment Group Ltd (a)	32,389
2,429	Electrolux AB (b)	35,721
12,500	Esprit Holdings Ltd (b)	15,139
800	Fast Retailing Co Ltd (b)	143,278
13,700	Fiat Industrial SpA (a)(b)	102,369
10,558	Fiat SpA (b)	57,003
7,000	Fuji Heavy Industries Ltd (b)	41,101
18,000	Galaxy Entertainment Group Ltd (a)(b)	26,151
93,000	Genting Singapore PLC (a)(b)	107,986
19,008	GKN PLC (a)(b)	51,582
14,428	Hennes & Mauritz AB (b)	432,001
22,100	Honda Motor Co Ltd (b)(d)	647,416
2,834	Inditex SA (b)	241,925
6,151	Intercontinental Hotels Group PLC (b)	99,648
12,403	International Consolidated Airlines Group SA (a)(b)	29,199
5,000	Isetan Mitsukoshi Holdings Ltd (b)	50,606
26,000	Isuzu Motors Ltd (b)	111,700
20,100	ITOCHU Corp (b)	192,072
8,000	J Front Retailing Co Ltd (b)	37,971
2,000	Jardine Cycle & Carriage Ltd (b)	63,552
1,900	JTEKT Corp (b)	22,735
35,757	Kingfisher PLC (b)	137,249
2,000	Koito Manufacturing Co Ltd (b)	31,640
4,200	Kuraray Co Ltd (b)(c)	57,280
1,800	Lawson Inc (b)	101,889
96,000	Li & Fung Ltd (b)	160,184
25,985	Marks & Spencer Group PLC (b)	126,496
25,000	Marubeni Corp (b)	139,599
17,000	Mazda Motor Corp (a)(b)(c)	34,387
18,800	Mitsubishi Corp (b)(d)	382,761
84,000	Mitsubishi Motors Corp (a)(b)	111,334
24,800	Mitsui & Co Ltd (b)(d)	359,235
2,001	Next PLC (b)	78,418
5,000	NGK Spark Plug Co Ltd (b)	67,952
1,300	Nintendo Co Ltd (b)	191,019
30,800	Nissan Motor Co Ltd (b)	272,520
950	Nitori Holdings Co Ltd (b)	95,626
3,000	NOK Corp (a)(b)	54,274
1,361	Nokian Renkaat OYJ (b)	40,745
2,593	OPAP SA (b)	26,153
700	Oriental Land Co Ltd/Japan (b)(c)	74,684
26,800	Panasonic Corp (b)	259,028
1,160	Pandora A/S (b)(c)	7,734
3,851	Peugeot SA (b)	81,925
6,982	Pirelli & C SpA (a)(b)	49,662
2,064	Porsche Automobil Holding SE (b)	98,311
1,138	PPR (b)	147,099
28,368	Qantas Airways Ltd (a)(b)	38,028

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
2,999	Renault SA (b)	$99,337
42,800	Sands China Ltd (a)(b)	100,138
1,500	Sankyo Co Ltd (b)	81,165
6,868	Scania AB (b)	98,126
2,800	Sega Sammy Holdings Inc (b)	65,326
7,000	Sekisui Chemical Co Ltd (b)	58,851
7,000	Sekisui House Ltd (b)	65,592
10,900	Seven & I Holdings Co Ltd (b)(d)	305,528
18,000	Shangri-La Asia Ltd (b)	34,415
18,000	Sharp Corp/Japan (b)	151,222
600	Shimamura Co Ltd	62,898
1,000	Shimano Inc (b)	52,931
6,000	Singapore Airlines Ltd (b)	51,948
43,000	SJM Holdings Ltd (b)	75,963
21,100	Sojitz Corp (b)	38,548
14,300	Sony Corp (b)(d)	273,730
2,400	Stanley Electric Co Ltd (b)	36,266
15,100	Sumitomo Corp (b)(c)	186,841
12,200	Sumitomo Electric Industries Ltd (b)	143,282
4,300	Sumitomo Rubber Industries Ltd (a)	54,982
5,100	Suzuki Motor Corp (b)	112,419
481	Swatch Group AG (b)	158,261
9,170	TABCORP Holdings Ltd (b)	22,597
8,000	Takashimaya Co Ltd (a)	58,914
22,163	Tatts Group Ltd (b)	47,418
12,000	Teijin Ltd (b)	43,139
24,000	Toray Industries Inc (b)	168,075
2,200	Toyota Industries Corp (b)	64,162
38,000	Toyota Motor Corp (b)(d)	1,302,609
3,000	Toyota Tsusho Corp (b)	51,326
1,806	TUI AG (a)(b)	9,285
278	Volkswagen AG (b)	34,252
19,544	Volvo AB (b)	191,996
15,678	Wesfarmers Ltd (b)	473,703
1,997	Whitbread PLC (b)	48,937
4,374	Wolseley PLC (b)	108,460
35,200	Wynn Macau Ltd (b)	83,241
960	Yamada Denki Co Ltd (b)	66,767
3,300	Yamaha Motor Co Ltd (a)(b)	43,567
7,000	Yue Yuen Industrial Holdings Ltd (b)	18,104

		14,069,064

Consumer, Non-cyclical — 21.19%
7,323	Abertis Infraestructuras SA (b)	112,620
1,086	Actelion Ltd (b)	36,079
2,073	Adecco SA (b)	81,706
4,395	Aggreko PLC (b)	110,533
8,000	Ajinomoto Co Inc (b)	94,503
11,576	Anheuser-Busch InBev NV (b)	614,443
1,190	Aryzta AG (b)	51,673
4,400	Asahi Group Holdings Ltd (b)	93,233
3,973	Associated British Foods PLC (b)	68,335
6,000	Astellas Pharma Inc (b)	226,482
18,730	AstraZeneca PLC (b)	831,086
3,476	Atlantia SpA (b)	49,979
3,843	Babcock International Group PLC (b)	39,152
1,075	Beiersdorf AG (b)	57,523

Shares		Value

Consumer, Non-cyclical — (continued)
1,400	Benesse Holdings Inc (b)	$62,020
20,492	Brambles Ltd (b)	126,328
27,879	British American Tobacco PLC (b)	1,176,988
3,968	Bunzl PLC (b)	47,254
772	Bureau Veritas SA (b)	55,495
11,305	Capita Group PLC (b)	123,733
1,378	Carlsberg A/S (b)	81,659
9,013	Carrefour SA (b)	205,243
733	Casino Guichard Perrachon SA (b)	57,215
1,000	Celesio AG (b)	13,159
3,200	Chugai Pharmaceutical Co Ltd (b)	54,210
2,838	Cie Generale d’Optique Essilor International SA (b)	204,088
1,993	Coca Cola Hellenic Bottling Co SA (b)	35,126
6,406	Coca-Cola Amatil Ltd (b)	73,386
668	Cochlear Ltd (b)	29,612
296	Coloplast A/S (a)(b)	42,654
964	Colruyt SA (b)	40,047
8,389	CSL Ltd (b)	238,158
12,000	Dai Nippon Printing Co Ltd (b)(c)	124,093
9,500	Daiichi Sankyo Co Ltd (b)(c)	198,042
8,057	Danone (b)	495,289
1,155	Delhaize Group SA (b)	67,520
35,425	Diageo PLC (b)	675,163
6,647	Distribuidora Internacional de Alimentacion SA (a)	26,467
2,200	Edenred (b)	52,410
4,000	Eisai Co Ltd (b)	161,394
5,729	Elan Corp PLC (a)(b)	60,726
14,616	Experian PLC (b)	163,962
31,136	Foster’s Group Ltd	159,088
1,941	Fresenius SE & Co KGaA (b)	172,529
2,748	Fresenius Medical Care AG & Co KGaA (b)	186,421
15,855	G4S PLC (b)	65,576
2,353	Getinge AB (b)	51,346
72,718	GlaxoSmithKline PLC (b)	1,499,984
77,000	Golden Agri-Resources Ltd (b)	35,633
2,032	Grifols SA (a)(b)	37,893
1,754	Heineken Holding NV (b)	67,691
3,446	Heineken NV	154,846
2,074	Henkel AG & Co KGaA (b)	90,898
1,600	Hisamitsu Pharmaceutical Co Inc (b)	76,878
10,427	Husqvarna AB (b)	42,129
14,087	Imperial Tobacco Group PLC (b)	475,185
1,906	Intertek Group PLC (b)	54,789
12,984	J Sainsbury PLC (b)	55,267
66	Japan Tobacco Inc (b)(d)	308,719
3,210	Jeronimo Martins SGPS SA (b)	50,129
6,000	Kamigumi Co Ltd (a)(b)	53,556
7,400	Kao Corp (b)	206,122
3,000	Kerry Group PLC	105,304
540	Kesko OYJ (b)	16,614
12,000	Kirin Holdings Co Ltd (b)	156,961
15,940	Koninklijke Ahold NV (b)	187,457
6,000	Kyowa Hakko Kirin Co Ltd (a)(b)	66,898
3,595	L’Oreal SA (b)	350,701
2	Lindt & Spruengli AG (b)	69,086

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
2,647	Luxottica Group SpA (b)	$67,274
1,000	MEIJI Holdings Co Ltd (b)	47,453
665	Merck KGaA (b)	54,469
12,082	Metcash Ltd (b)	47,628
2,609	Metro AG (b)	110,748
1,500	Miraca Holdings Inc (b)	65,931
2,300	Mitsubishi Tanabe Pharma Corp (b)	42,760
48,739	Nestle SA (b)	2,683,214
4,000	Nippon Meat Packers Inc (b)	51,981
6,500	Nisshin Seifun Group Inc (b)	84,848
32,817	Novartis AG (b)	1,833,213
6,030	Novo Nordisk A/S (b)	601,397
844	Novozymes A/S (b)	119,999
32,772	Olam International Ltd (a)(b)	55,845
1,500	Ono Pharmaceutical Co Ltd (b)	89,497
1,049	Orion OYJ (a)(b)	21,123
3,000	Otsuka Holdings Co Ltd (b)	82,189
14,645	Parmalat SpA (b)	30,921
2,555	Pernod-Ricard SA (b)	200,037
2,975	QIAGEN NV (a)(b)	41,320
1,789	Ramsay Health Care Ltd (b)	32,660
1,158	Randstad Holding NV (b)	36,918
8,556	Reckitt Benckiser Group PLC (b)	433,385
9,887	Roche Holding AG (b)	1,596,870
13,242	SABMiller PLC (b)	431,972
15,767	Sanofi (b)	1,037,100
900	Santen Pharmaceutical Co Ltd (b)	37,826
2,200	Secom Co Ltd (b)	106,112
5,524	Securitas AB (a)(b)	40,180
6,015	Serco Group PLC (b)	47,538
85	SGS SA (b)	129,132
6,000	Shimadzu Corp (a)(b)	50,613
3,500	Shionogi & Co Ltd (b)	51,784
7,315	Shire PLC (b)	228,003
3,600	Shiseido Co Ltd (b)	69,817
13,594	Smith & Nephew PLC (b)	122,179
598	Societe BIC SA (a)(b)	50,915
1,135	Sodexo (b)	74,736
4,404	Sonic Healthcare Ltd (b)	48,137
1,057	Sonova Holding AG (b)	95,907
1,436	Suedzucker AG (a)	40,798
2,000	Suzuken Co Ltd (b)	53,793
2,699	Swedish Match AB (b)	89,070
834	Synthes Inc (b)(e)	134,970
1,900	Sysmex Corp	68,360
900	Taisho Pharmaceutical Holdings Co Ltd (a)	74,356
11,100	Takeda Pharmaceutical Co Ltd (b)(d)	526,454
2,300	Terumo Corp (b)	119,702
112,156	Tesco PLC (b)	656,878
13,219	Teva Pharmaceutical Industries Ltd (b)	489,766
12,000	Toppan Printing Co Ltd (b)	87,400
3,000	Toyo Suisan Kaisha Ltd (b)	82,275
13,639	Transurban Group (b)	70,911
1,675	UCB SA (b)	71,383
1,400	Unicharm Corp (b)	67,149
22,920	Unilever NV (b)	725,493
18,802	Unilever PLC (b)	588,667

Shares		Value

Consumer, Non-cyclical — (continued)
283	William Demant Holding A/S (a)(b)	$21,287
34,000	Wilmar International Ltd (b)	135,295
32,239	WM Morrison Supermarkets PLC (b)	145,308
16,354	Woolworths Ltd (b)	390,804
2,400	Yakult Honsha Co Ltd (b)	74,882

		27,725,120

Diversified — 0.95%
2,015	GEA Group AG (b)	47,035
1,055	Groupe Bruxelles Lambert SA (b)	74,097
30,000	Hutchison Whampoa Ltd (b)	222,013
22,300	Keppel Corp Ltd (b)	130,773
3,292	LVMH Moet Hennessy Louis Vuitton SA (b)	434,544
72,000	Noble Group Ltd (b)	71,832
15,000	NWS Holdings Ltd (b)	19,847
11,000	Swire Pacific Ltd (b)	113,024
475	Wendel SA (a)(b)	29,768
20,300	Wharf Holdings Ltd (b)	100,154

		1,243,087

Energy — 7.91%
3,360	AMEC PLC (b)	42,370
46,972	BG Group PLC (b)	898,620
265,879	BP PLC (b)	1,593,925
21,028	Cairn Energy PLC (a)(b)	91,167
1,556	Cie Generale de Geophysique - Veritas (a)(b)	27,407
19,000	Cosmo Oil Co Ltd (a)(b)	47,027
15,100	Enel Green Power SpA (b)	34,402
33,263	ENI SpA (b)	585,185
2,962	Essar Energy PLC (a)(b)	11,471
730	Fugro NV (b)	36,815
3,376	Galp Energia SGPS SA (b)	61,652
500	Idemitsu Kosan Co Ltd (b)	44,791
28	Inpex Corp (b)	171,951
30,000	JX Holdings Inc (b)	168,381
1,936	MacArthur Coal Ltd (b)	29,604
3,060	Neste Oil OYJ (b)	26,556
1,860	OMV AG (b)	55,366
14,429	Origin Energy Ltd (b)	184,634
4,925	Petrofac Ltd (b)	91,024
11,362	Repsol YPF SA (b)	299,942
49,074	Royal Dutch Shell PLC Class A (b)	1,515,866
39,243	Royal Dutch Shell PLC Class B (b)	1,220,736
3,592	Saipem SpA (b)	126,069
11,115	Santos Ltd (b)	120,291
3,284	SBM Offshore NV (b)	56,918
4,241	Seadrill Ltd ADR (b)	117,121
17,111	Statoil ASA (b)	367,166
5,403	Subsea 7 SA (a)(b)	102,635
1,373	Technip SA (b)	110,000
6,000	TonenGeneral Sekiyu KK (b)	68,943
29,145	Total SA (b)(c)	1,285,857
4,503	Transocean Ltd/Switzerland (b)	217,110
12,753	Tullow Oil PLC (b)	257,722

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Energy — (continued)
9,168	Woodside Petroleum Ltd (b)	$284,058

		10,352,782

Financial — 21.50%
11,431	3i Group PLC (b)	33,215
3,437	Admiral Group PLC (b)	67,369
23,681	Aegon NV (a)(b)	95,988
25,464	Ageas (b)	43,852
114,800	AIA Group Ltd (b)	325,107
6,343	Allianz SE (b)	594,523
7,218	Alpha Bank AE (a)(b)	12,591
37,039	AMP Ltd (b)	139,121
41,000	Ascendas Real Estate Investment Trust REIT (b)	63,223
17,094	Assicurazioni Generali SpA (b)	270,704
1,945	ASX Ltd (b)	56,494
35,708	Australia & New Zealand Banking Group Ltd (b)	662,782
44,795	Aviva PLC (b)	210,597
26,384	AXA SA (b)	343,252
673	Baloise Holding AG (b)	49,286
50,626	Banca Monte dei Paschi di Siena SpA (b)	28,115
60,610	Banco Bilbao Vizcaya Argentaria SA	501,828
60,610	Banco Bilbao Vizcaya Argentaria SA RTS (a)(c)	8,932
16,720	Banco de Sabadell SA (b)	59,699
15,245	Banco Espirito Santo SA (a)(b)(c)	40,377
16,761	Banco Popolare SC (b)	27,713
155	Banco Popular Espanol SA (a)	723
12,152	Banco Popular Espanol SA (b)	56,063
117,336	Banco Santander SA (b)	959,324
12,955	Bank Hapoalim BM (b)	44,729
14,300	Bank Leumi Le-Israel BM (b)	43,810
5,953	Bank of Cyprus PLC (b)	9,192
16,200	Bank of East Asia Ltd (b)	49,754
8,000	Bank of Kyoto Ltd	71,227
26,000	Bank of Yokohama Ltd (b)	130,382
10,000	Bankia SA (a)	49,088
160,081	Barclays PLC (b)	392,455
6,007	Bendigo & Adelaide Bank Ltd (b)	48,656
13,624	BNP Paribas SA (b)	537,092
51,000	BOC Hong Kong Holdings Ltd (b)	107,830
9,367	British Land Co PLC REIT (b)	68,982
14,435	CaixaBank (b)	63,242
14,435	CaixaBank (a)	1,180
13,385	Capital Shopping Centres Group PLC REIT (b)	67,851
28,000	CapitaLand Ltd (b)	52,243
37,000	CapitaMall Trust REIT (b)	51,311
26,789	CFS Retail Property Trust (b)	44,954
20,000	Cheung Kong Holdings Ltd (b)	216,813
11,000	Chiba Bank Ltd (b)	76,295
5,000	Chugoku Bank Ltd (a)	73,633
3,712	CNP Assurances (b)	54,655
41,435	Commerzbank AG (a)(b)	103,843
22,101	Commonwealth Bank of Australia (b)	961,163

Shares		Value

Financial — (continued)
811	Corio NV REIT (b)	$37,368
13,186	Credit Agricole SA (b)	90,684
3,100	Credit Saison Co Ltd (b)	59,771
16,059	Credit Suisse Group AG (b)	420,123
108	Dai-ichi Life Insurance Co Ltd (b)	111,635
1,000	Daito Trust Construction Co Ltd (b)	91,679
31,000	Daiwa Securities Group Inc (b)	115,762
9,846	Danske Bank A/S (a)(b)	137,708
25,000	DBS Group Holdings Ltd (b)	224,176
2,333	Delta Lloyd NV (b)	36,817
12,940	Deutsche Bank AG (b)	448,387
3,319	Deutsche Boerse AG (a)	167,860
6,417	Dexia SA (a)(b)	12,206
62,995	Dexus Property Group REIT (b)	49,654
13,296	DnB NOR ASA (b)	132,510
8,011	EFG Eurobank Ergasias SA (a)(b)	9,805
3,828	Erste Group Bank AG (b)	97,629
389	Fonciere Des Regions REIT (a)(b)	27,135
12,000	Fraser & Neave Ltd (b)	52,675
13,000	Fukuoka Financial Group Inc (b)	54,394
4,687	GAM Holding AG	58,665
579	Gecina SA (a)(b)	50,610
42,000	Global Logistic Properties Ltd (a)(b)	52,669
151,755	Goodman Group REIT (b)	83,145
34,687	GPT Group REIT (b)	104,329
8,000	Gunma Bank Ltd (b)	44,591
11,000	Hachijuni Bank Ltd (b)	67,383
8,671	Hammerson PLC REIT (b)	50,751
10,000	Hang Lung Group Ltd (b)	50,953
37,000	Hang Lung Properties Ltd (b)	110,087
10,700	Hang Seng Bank Ltd (b)	125,347
2,140	Hannover Rueckversicherung AG (b)	96,753
11,000	Henderson Land Development Co Ltd (b)	49,386
27,000	Hokuhoku Financial Group Inc (b)	58,994
15,200	Hong Kong Exchanges & Clearing Ltd (b)	220,489
247,774	HSBC Holdings PLC (b)	1,897,591
130,000	Hutchison Port Holdings Trust	86,777
19,000	Hysan Development Co Ltd (b)	57,563
611	ICADE REIT (a)(b)	47,738
6,260	ICAP PLC (b)	39,892
12,155	IMMOFINANZ AG (b)(c)	34,364
56,714	ING Groep NV (a)(b)	400,051
20,710	Insurance Australia Group Ltd (b)	59,952
151,525	Intesa Sanpaolo SpA (b)	237,627
6,312	Investec PLC (b)	34,141
7,650	Investor AB (b)	134,622
20	Israel Corp Ltd (b)	12,807
26,927	Israel Discount Bank Ltd (a)(b)	39,496
7	Japan Real Estate Investment Corp REIT (b)	68,436
33	Japan Retail Fund Investment Corp REIT (a)(b)	53,058
15,000	Joyo Bank Ltd (b)	69,784
2,886	Julius Baer Group Ltd (b)	96,445
1,744	KBC Groep NV (b)	40,235
9,000	Kerry Properties Ltd (b)	28,727
3,501	Kinnevik Investment AB (b)	64,780

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Financial — (continued)
2,200	Klepierre REIT (b)	$61,669
13,172	Land Securities Group PLC REIT (b)	130,809
85,320	Legal & General Group PLC (b)	127,362
6,642	Lend Lease Group (b)	44,608
38,500	Link REIT (b)	121,637
546,702	Lloyds Banking Group PLC (a)(b)	293,459
3,486	London Stock Exchange Group PLC (b)	43,829
4,935	Macquarie Group Ltd (b)	106,724
31,331	Man Group PLC (b)	80,998
6,838	Mediobanca SpA (a)(b)	53,683
42,036	Mirvac Group REIT (b)	46,215
18,000	Mitsubishi Estate Co Ltd (b)(d)	291,971
182,900	Mitsubishi UFJ Financial Group Inc (c)(d)	839,448
12,000	Mitsui Fudosan Co Ltd (b)	189,566
314,600	Mizuho Financial Group Inc (b)(d)	460,696
8,000	MS&AD Insurance Group Holdings (b)	174,061
2,703	Muenchener Rueckversicherungs AG (b)	335,703
30,106	National Australia Bank Ltd (b)	639,491
24,089	National Bank of Greece SA (a)(b)	87,151
10,121	Natixis (b)	31,838
29,000	New World Development Ltd (b)	27,729
7	Nippon Building Fund Inc REIT (b)	72,466
22,000	Nishi-Nippon City Bank Ltd (b)	67,609
5,750	NKSJ Holdings Inc (b)	127,646
40,700	Nomura Holdings Inc (b)	148,429
37,991	Nordea Bank AB (b)	307,466
79,633	Old Mutual PLC (b)	129,094
1,650	ORIX Corp (b)	129,504
31,000	Oversea-Chinese Banking Corp Ltd (b)	191,059
37,246	Prudential PLC (b)	319,585
16,679	QBE Insurance Group Ltd (b)	204,822
442	Raiffeisen Bank International AG (b)	12,794
3,923	Ratos AB (a)(b)	45,036
15,354	Resolution Ltd (b)	58,811
29,400	Resona Holdings Inc (b)	140,271
215,117	Royal Bank of Scotland Group PLC (a)(b)	76,925
66,584	RSA Insurance Group PLC (b)	114,485
5,381	Sampo OYJ (b)	135,157
874	Schroders PLC (b)	17,311
2,883	SCOR SE (b)	62,189
9,602	Segro PLC REIT (b)	32,740
44,000	Shinsei Bank Ltd (b)	49,456
8,000	Shizuoka Bank Ltd (b)	83,818
11,000	Singapore Exchange Ltd (b)	55,291
28,000	Sino Land Co Ltd (b)	36,977
26,646	Skandinaviska Enskilda Banken AB (b)	143,239
9,790	Societe Generale SA (b)	256,280
3,500	Sony Financial Holdings Inc (a)(b)	53,437
32,136	Standard Chartered PLC (b)	640,898
39,947	Standard Life PLC (b)	123,562
41,871	Stockland (b)	116,547

Shares		Value

Financial — (continued)
18,600	Sumitomo Mitsui Financial Group Inc (b)(d)	$524,066
52,860	Sumitomo Mitsui Trust Holdings Inc (b)	174,961
4,000	Sumitomo Realty & Development Co Ltd (b)	76,892
19,000	Sun Hung Kai Properties Ltd (b)	217,968
16,801	Suncorp Group Ltd (b)	127,916
6,343	Svenska Handelsbanken AB (b)	161,405
10,401	Swedbank AB (b)	114,839
358	Swiss Life Holding AG (b)	39,262
4,182	Swiss Re AG (a)	196,181
5,700	T&D Holdings Inc (b)	53,702
8,200	Tokio Marine Holdings Inc (b)	207,813
53,476	UBS AG (a)	611,689
1,196	Unibail-Rodamco SE REIT (b)	213,410
210,182	UniCredit SpA (b)	222,870
8,134	Unione di Banche Italiane SCPA (b)	30,112
15,000	United Overseas Bank Ltd (b)	192,882
32,420	Westfield Group REIT (b)	240,417
52,700	Westfield Retail Trust REIT (b)	122,647
43,275	Westpac Banking Corp (b)	838,030
12,000	Wheelock & Co Ltd (b)	35,505
7,000	Yamaguchi Financial Group Inc (b)	70,747
2,084	Zurich Financial Services AG (b)	434,107

		28,126,446

Industrial — 10.98%
31,008	ABB Ltd (b)	530,419
738	Acciona SA (b)(c)	62,214
1,899	ACS Actividades de Construccion y Servicios SA (b)	66,922
2,100	Advantest Corp (b)	22,636
689	Aeroports de Paris (a)(b)	51,826
1,415	Aker Solutions ASA (b)	13,555
3,518	Alfa Laval AB (b)	55,382
3,070	Alstom SA (b)	101,121
7,000	Amada Co Ltd (b)	46,046
20,013	Amcor Ltd/Australia (b)	132,493
10	AP Moller - Maersk A/S Class A (b)	55,974
23	AP Moller - Maersk A/S Class B (b)	135,107
15,000	Asahi Glass Co Ltd (b)	146,448
31,465	Asciano Ltd (b)	43,352
5,103	Assa Abloy AB (b)	104,992
8,268	Atlas Copco AB Class A (b)	146,348
5,265	Atlas Copco AB Class B (b)	82,429
53,341	BAE Systems PLC (b)	220,225
15,187	Balfour Beatty PLC (b)	60,051
775	Bekaert SA (b)	31,552
9,441	Boral Ltd (b)	31,418
4,157	Bouygues SA (b)	137,519
3,500	Brother Industries Ltd (b)	41,120
8,600	Casio Computer Co Ltd (a)(b)	54,451
20	Central Japan Railway Co (b)	174,536
4,972	Cie de St-Gobain (b)	189,688
22,856	Cobham PLC (b)	61,834
51,000	ComfortDelGro Corp Ltd (a)(b)	50,641
9,101	CRH PLC (b)	140,654

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Industrial — (continued)
3,500	Daikin Industries Ltd (b)	$100,248
11,504	Deutsche Post AG (b)	147,283
2,632	DSV A/S (b)	47,356
5,000	East Japan Railway Co (b)(d)	303,133
622	Eiffage SA (a)(b)	19,186
6,097	European Aeronautic Defence & Space Co NV (b)	171,379
2,700	FANUC Corp (b)(d)	371,914
5,514	Ferrovial SA (b)	62,858
5,712	Finmeccanica SpA (b)	39,522
12,823	Fletcher Building Ltd (b)	74,998
6,400	FUJIFILM Holdings Corp (b)	148,739
9,000	Furukawa Electric Co Ltd (b)	24,511
418	Geberit AG (b)	77,179
11,869	Groupe Eurotunnel SA (b)	100,591
4,000	GS Yuasa Corp (b)	18,756
1,300	Hamamatsu Photonics KK (b)	52,398
1,404	HeidelbergCement AG (b)	51,006
2,702	Hexagon AB (b)	35,135
500	Hirose Electric Co Ltd (b)	46,482
61,000	Hitachi Ltd (b)(d)	302,808
574	Hochtief AG (b)	35,852
4,039	Holcim Ltd (b)	214,341
7,400	Hoya Corp (b)	171,566
1,500	Ibiden Co Ltd (b)	31,698
17,000	IHI Corp (a)(b)	37,479
1,235	Imerys SA (b)	61,779
8,889	Invensys PLC (b)	30,951
5,600	James Hardie Industries SE (a)(b)	30,621
5,000	Japan Steel Works Ltd (b)	29,825
3,000	JGC Corp (b)	73,363
2,900	JS Group Corp (b)	81,185
13,000	Kajima Corp (b)(c)	42,667
17,000	Kawasaki Heavy Industries Ltd (b)	43,351
13,000	Kawasaki Kisen Kaisha Ltd (b)	27,035
14,000	Keikyu Corp (b)(c)	129,252
11,000	Keio Corp (b)	78,696
600	Keyence Corp (b)	164,193
24,000	Kintetsu Corp (b)(c)	90,488
11,800	Komatsu Ltd (b)	254,409
1,596	Kone OYJ (b)	75,910
5,500	Konica Minolta Holdings Inc (b)	37,712
1,663	Koninklijke Boskalis Westminster NV (a)(b)	51,151
12,419	Koninklijke Philips Electronics NV (b)	222,821
1,486	Koninklijke Vopak NV (a)(b)	71,022
16,000	Kubota Corp	130,481
1,004	Kuehne + Nagel International AG (b)	112,682
1,600	Kurita Water Industries Ltd (b)	44,853
2,100	Kyocera Corp (b)	175,593
3,718	Legrand SA (b)	115,906
1,501	Leighton Holdings Ltd (b)(c)	26,658
1,400	Makita Corp (b)	49,830
1,279	MAN SE (b)	99,143
1,369	Metso OYJ (b)	40,072
29,000	Mitsubishi Electric Corp (b)	256,878
44,000	Mitsubishi Heavy Industries Ltd (b)	185,574
12,000	Mitsui OSK Lines Ltd (b)	46,235

Shares		Value

Industrial — (continued)
15,500	MTR Corp (b)	$46,396
2,800	Murata Manufacturing Co Ltd (b)	152,024
28,000	NEC Corp (a)(b)	56,883
3,000	NGK Insulators Ltd (b)	45,142
1,600	Nidec Corp (b)	128,859
5,500	Nikon Corp (b)(c)	129,739
9,000	Nippon Electric Glass Co Ltd (b)	81,783
13,000	Nippon Express Co Ltd (b)	55,451
21,000	Nippon Sheet Glass Co Ltd (b)	46,984
17,000	Nippon Yusen KK (b)(c)	46,111
5,000	NSK Ltd (b)	36,745
10,000	NTN Corp (b)	46,898
15,000	Obayashi Corp (b)	74,092
9,000	Odakyu Electric Railway Co Ltd (b)	85,547
2,300	Olympus Corp (b)(c)	70,987
2,400	Omron Corp (b)	47,132
6,000	Orient Overseas International Ltd (b)	23,971
8,474	Orkla ASA (b)	64,413
3,747	PostNL NV (b)	16,390
2,794	Prysmian SpA (b)	36,706
28,300	QR National Ltd (b)	85,578
10,220	Rexam PLC (b)	49,130
800	Rinnai Corp (b)	66,788
28,550	Rolls-Royce Holdings PLC (b)	262,233
1,700	Safran SA (b)	52,004
11,970	Sandvik AB (b)	137,933
1,140	Schindler Holding AG (b)	120,844
6,692	Schneider Electric SA (b)	358,125
14,000	SembCorp Industries Ltd (b)	36,135
14,000	SembCorp Marine Ltd (b)	34,280
14,000	Shimizu Corp (b)	61,449
11,597	Siemens AG (b)	1,043,384
24	Sika AG (b)	42,493
2,094	Sims Metal Management Ltd	25,127
23,000	Singapore Technologies Engineering Ltd (b)	48,960
4,188	Skanska AB (b)	57,977
5,685	SKF AB (b)	107,117
700	SMC Corp/Japan (b)	102,314
7,485	Smiths Group PLC (b)	115,455
436	Sulzer AG (a)(b)	44,806
7,000	Sumitomo Heavy Industries Ltd (b)	35,797
23,000	Taisei Corporation (b)	63,319
6,018	Tenaris SA (b)	75,806
1,577	Thales SA (b)	49,293
1,800	THK Co Ltd (b)	29,953
3,747	TNT Express NV	26,200
15,000	Tobu Railway Co Ltd (b)	70,655
17,000	Tokyu Corp (b)	85,428
8,326	Toll Holdings Ltd (b)	34,915
58,000	Toshiba Corp (b)	236,608
6,000	TOTO Ltd (a)	53,831
3,800	Toyo Seikan Kaisha Ltd (b)	57,508
1,403	Vallourec SA (b)	80,345
2,064	Vestas Wind Systems A/S (a)(b)	33,450
6,305	Vinci SA (b)	270,433
1,916	Wartsila OYJ (b)	45,463
3,983	Weir Group PLC (b)	95,102
2,100	West Japan Railway Co (b)	90,019

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Industrial — (continued)
1,943	WorleyParsons Ltd (b)	$48,481
5,100	Yamato Holdings Co Ltd (b)	92,979
5,000	Yaskawa Electric Corp (b)(c)	37,695
5,700	Yokogawa Electric Corp (a)(b)	53,917
		14,369,289

Technology — 2.38%
4,559	Amadeus IT Holding SA (b)	72,838
22,060	ARM Holdings PLC (b)	188,483
2,100	ASM Pacific Technology Ltd (b)	20,499
6,767	ASML Holding NV (b)	233,992
467	AtoS (b)	20,156
2,259	Autonomy Corp PLC (a)(b)	89,342
15,900	Canon Inc (b)(d)	721,956
1,689	Cap Gemini SA (b)	56,157
5,488	Computershare Ltd (b)	39,077
845	Dassault Systemes SA (b)	59,670
2,400	Elpida Memory Inc (a)(b)	15,011
26,000	Fujitsu Ltd (b)	122,612
13,581	Infineon Technologies AG (b)	100,208
1,500	Konami Corp (a)	50,934
668	Neopost SA (b)	48,981
1,100	Nomura Research Institute Ltd (b)	25,128
16	NTT Data Corp (b)	49,383
16,991	Renewable Energy Corp ASA (a)(b)(c)	14,862
7,000	Ricoh Co Ltd (b)	58,669
1,100	Rohm Co Ltd (b)	57,381
15,983	Sage Group PLC (b)	63,364
12,833	SAP AG (b)	652,971
3,500	Seiko Epson Corp (b)	44,537
6,958	STMicroelectronics NV (b)	45,471
3,200	Sumco Corp (a)(b)	29,883
2,500	TDK Corp (b)	87,209
3,100	Tokyo Electron Ltd (b)	140,615
		3,109,389

Utilities — 4.85%
8,607	AGL Energy Ltd (b)	118,015
77,449	Centrica PLC (b)	356,891
9,200	Chubu Electric Power Co Inc (b)	172,308
4,300	Chugoku Electric Power Co Inc (b)	75,631
26,000	CLP Holdings Ltd (b)	234,239
5,305	Contact Energy Ltd (b)	21,915
25,925	E.ON AG (b)	562,469
3,352	EDF SA (b)	97,077
26,508	EDP - Energias de Portugal SA (b)	81,644
2,600	Electric Power Development Co Ltd (b)	76,830
3,889	Enagas SA (b)	71,473
89,659	Enel SpA (b)	395,773
7,447	Fortum OYJ (b)	175,293
4,392	Gas Natural SDG SA (b)(c)	74,686
17,601	GDF Suez (b)	522,954
3,600	Hokkaido Electric Power Co Inc (b)	53,067
2,800	Hokuriku Electric Power Co (b)	51,665
64,900	Hong Kong & China Gas Co Ltd (b)	146,084
55,582	Iberdrola SA (b)	375,781

Shares		Value

Utilities — (continued)
26,747	International Power PLC (b)	$126,929
11,200	Kansai Electric Power Co Inc (b)	193,551
7,600	Kyushu Electric Power Co Inc (b)	122,192
47,702	National Grid PLC (b)	472,454
24,000	Osaka Gas Co Ltd (b)	99,711
21,500	Power Assets Holdings Ltd (b)	164,495
1,606	Red Electrica Corp SA (b)	73,183
5,810	RWE AG (b)	214,320
3,498	Severn Trent PLC (b)	83,522
2,600	Shikoku Electric Power Co Inc (b)	71,477
26,972	Snam Rete Gas SpA (b)	124,519
11,296	SSE PLC (b)	226,504
17,929	Terna Rete Elettrica Nazionale SpA (b)	66,485
11,000	Toho Gas Co Ltd	72,196
8,500	Tohoku Electric Power Co Inc (b)	117,763
15,800	Tokyo Electric Power Co Inc (a)(b)	47,766
40,000	Tokyo Gas Co Ltd (b)	185,793
7,643	United Utilities Group PLC (b)	73,923
7,100	Veolia Environnement SA (b)	103,689
1,392	Verbund AG (b)(c)	40,062

		6,344,329
TOTAL COMMON STOCK — 98.30% (Cost $157,548,381)		$128,609,026

PREFERRED STOCK
Consumer, Cyclical — 0.21%
491	Bayerische Motoren Werke AG (b)	23,032
1,963	Volkswagen AG (b)	259,053

		282,085

Consumer, Non-cyclical — 0.12%
2,883	Henkel AG & Co KGaA (b)	153,295
TOTAL PREFERRED STOCK — 0.33% (Cost $529,947)		$435,380

Principal Amount

SHORT TERM INVESTMENTS
$ 5,040,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	$5,040,000
	U.S. Treasury Bills
90,000	0.01%, 03/08/2012(f)	89,996
455,000	0.02%, 03/22/2012(f)	454,960
TOTAL SHORT TERM INVESTMENTS — 4.27% (Cost $5,584,956)		$5,584,956

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 442,791	Undivided interest of 4.15% in a repurchase agreement (principal amount/value $10,659,636 with a maturity value of $10,659,663) with BNP Paribas Securities Corp, 0.03%, dated 9/30/11, to be repurchased at $442,791 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 4.25%, 11/15/21 - 2/15/41, with a value of $10,872,829.	$442,791
999,969	Undivided interest of 2.54% in a repurchase agreement (principal amount/value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $999,969 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	999,969
999,968	Undivided interest of 2.86% in a repurchase agreement (principal amount/value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $999,968 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	999,968

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 999,969	Undivided interest of 2.31% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $999,969 on 10/3/11, collateralized by various U.S. Government or agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	$999,969

TOTAL SECURITIES LENDING COLLATERAL — 2.63% (Cost $3,442,697)		$3,442,697

TOTAL INVESTMENTS — 105.53% (Cost $167,105,981)		$138,072,059

OTHER ASSETS & LIABILITIES — (5.53)%		$(7,239,733)

TOTAL NET ASSETS — 100.00%		$130,832,326

(a)	Non-income producing security
(b)

Security is fair valued under procedures adopted by the Board of Directors. At September 30, 2011 , the aggregate market value of securities trading outside the U.S. was $124,740,914, representing 95.34% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

(c)	A portion or all of the security is on loan at September 30, 2011.
(d)	All or a portion of the security position has been pledged as collateral for segregation on open futures contracts.
(e)	Restricted security; at September 30, 2011, the aggregate cost and market value of the securities was $120,837 and $134,970, respectively, representing 0.10% of net assets.
(f)	All or a portion of the security position has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

As of September 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
TSE TOPIX Equity Index Futures	5	$ 37,875,000	December 2011	$10,307

SFE SPI 200 Long Equity Index Futures	2	$ 204,450	December 2011	$(4,306)

NEW FTSE 100 Equity Index Futures	6	$ 305,430	December 2011	$(7,771)

DJ EURO STOXX 50 Index Futures	22	$ 474,320	December 2011	$16,291

As of September 30, 2011, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)
AUD	BB	194,000	USD	190,440	December 2011	$(4,516)
AUD	CIT	680,365	USD	688,432	December 2011	(36,393)
AUD	CS	103,900	USD	104,970	December 2011	(5,396)
AUD	JPM	102,400	USD	104,024	December 2011	(5,887)
EUR	BB	207,400	USD	281,267	December 2011	(3,553)
EUR	CIT	977,141	USD	1,339,197	December 2011	(30,779)
EUR	CS	249,300	USD	337,781	December 2011	(3,962)
EUR	JPM	685,100	USD	934,340	December 2011	(16,973)
EUR	WES	1,207,591	USD	1,653,440	December 2011	(36,443)
GBP	BB	151,800	USD	236,815	December 2011	(317)
GBP	CIT	1,354,829	USD	2,135,471	December 2011	(24,703)
GBP	CS	105,800	USD	164,297	December 2011	535
GBP	JPM	466,700	USD	730,906	December 2011	(3,806)
JPY	BB	21,555,000	USD	281,957	December 2011	(1,944)
JPY	CIT	98,921,104	USD	1,292,546	December 2011	(7,499)
JPY	JPM	112,565,340	USD	1,470,935	December 2011	(8,642)
USD	BB	1,305,944	JPY	100,060,000	December 2011	6,103
USD	BB	1,469,085	GBP	930,400	December 2011	19,560
USD	BB	423,629	AUD	415,000	December 2011	25,907
USD	BB	1,948,069	EUR	1,405,000	December 2011	66,736
USD	CIT	1,343,198	GBP	862,161	December 2011	(14)
USD	CIT	479,447	AUD	498,248	December 2011	1,942
USD	CIT	1,291,316	JPY	98,938,376	December 2011	6,046
USD	CIT	1,980,408	EUR	1,459,847	December 2011	25,634
USD	CS	29,577	EUR	22,000	September 2011	102

					Net Depreciation	$(38,262)

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen
USD	US Dollar

Counterparty Abbreviations:

BB	Barclay Bank PLC
CIT	Citigroup Global Markets
CS	Credit Suisse Group AG
JPM	JP Morgan Chase & Co
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Australia	$10,754,823	7.79%
Austria	338,257	0.24
Belgium	1,222,989	0.89
Bermuda	180,262	0.13
Cayman Islands	100,138	0.07
China	107,830	0.08
Denmark	1,334,159	0.97
Finland	1,115,772	0.81
France	11,302,860	8.19
Germany	9,939,277	7.20
Greece	191,095	0.14
Hong Kong	3,189,280	2.31
Ireland	729,269	0.53
Isle of Man	107,986	0.08
Israel	819,840	0.59
Italy	2,920,386	2.12
Japan	29,829,493	21.60
Luxembourg	422,743	0.31
Mauritius	35,633	0.03
Mexico	43,635	0.03
Netherlands	3,387,593	2.45
New Zealand	125,671	0.09
Norway	954,147	0.69
Portugal	334,632	0.24
Singapore	2,059,583	1.49
South Korea	8,932	0.01
Spain	4,458,943	3.23
Sweden	3,622,293	2.62
Switzerland	11,103,142	8.04
United Kingdom	28,214,401	20.43
United States	9,116,995	6.60

Total	$138,072,059	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INTERNATIONAL INDEX PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim International Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The portfolio commenced operations on January 13, 2011. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period. Level 3 investments in securities were not considered a significant portion of the Portfolio.

	00000000000	00000000000		00000000000	00000000000
Description (a)	Level 1	Level 2		Level 3	Total

Assets

Equity Investments:
Domestic Common Stock	$—	$89,342		$—	$89,342
Foreign Common stock	3,784,319	124,735,365	(b)	—	128,519,684
Preferred Stocks	—	435,380	(b)	—	435,380
Derivative Investments:
Forward Foreign Currency Contracts	—	152,565		—	152,565
Short Term Investments	—	5,584,956		—	5,584,956
Securities Lending Collateral	—	3,442,697		—	3,442,697

Total Assets	$3,784,319	$134,440,305		$0	$138,224,624

Liabilities
Derivative Investments:
Futures Contracts Variation Margin	$(23,233)	$—		$—	$(23,233)
Forward Foreign Currency Contracts	—	(190,827)		—	(190,827)

Total Liabilities	$(23,233)	$(190,827)		$0	$(214,060)

Total	$3,761,086	$134,249,478		$0	$138,010,564

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $125,170,745 of investments securities were classified as a Level 2 instead of Level 1.

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2011:

Description	Foreign Common Stock
Beginning Balance, January 1, 2011	$-
Total realized gains (or losses)	3,426
Total unrealized gains (or losses) relating to instruments not held at reporting date	(3,426)

Total unrealized gains (or losses) relating to instruments still held at reporting date	-
Purchases	8
Sales	(8)
Transfers into Level 3	-
Transfers (out of) Level 3	-

Ending Balance, September 30, 2011	$0

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Forward Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $167,174,454. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,442,845 and gross depreciation of securities in which there was an excess of tax cost over value of $30,545,240 resulting in net depreciation of $29,102,395.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into currency forward contracts. The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $3,266,813 and received collateral of $3,442,697 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 10.12%
78,506	BHP Billiton Ltd Sponsored ADR (a)	$5,215,939
10,702	KGHM Polska Miedz SA (b)	419,049
47,406	Magnitogorsk Iron & Steel Works GDR (b)	225,207
53,682	Nitto Denko Corp Sponsored ADR	2,102,187
1,669	POSCO (b)	514,326
348,413	Salzgitter AG Sponsored ADR	1,647,994
183,996	Shin-Etsu Chemical Co Ltd Sponsored ADR	2,224,512
202,263	Sumitomo Chemical Co Ltd ADR	3,863,223
39,100	Usinas Siderurgicas de Minas Gerais SA	219,388
21,819	Vale SA Sponsored ADR	497,473
118,878	Yara International ASA ADR	4,600,579

		21,529,877

Communications — 10.69%
22,590	America Movil SAB de CV ADR	498,787
16,630	China Mobile Ltd Sponsored ADR	810,047
18,087	HTC Corp (b)	397,134
110,539	Nippon Telegraph & Telephone Corp ADR	2,647,409
150,061	NTT DoCoMo Inc Sponsored ADR (a)	2,740,114
32,309	SK Telecom Co Ltd ADR	454,588
157,571	Swisscom AG Sponsored ADR	6,389,504
147,861	Telefonica SA Sponsored ADR (a)	2,827,102
12,986	Telekomunikasi Indonesia Tbk PT Sponsored ADR	429,447
226,673	Telstra Corp Ltd ADR	3,400,095
84,312	Vodafone Group PLC Sponsored ADR	2,162,603

		22,756,830

Consumer, Cyclical — 14.45%
1,148,000	China Dongxiang Group Co (b)	196,990
229,128	Cie Generale des Etablissements Michelin Sponsored ADR (c)	2,744,953
197,924	Deutsche Lufthansa AG Sponsored ADR (a)(c)	2,559,157
275,435	Esprit Holdings Ltd Sponsored ADR	644,518
3,233	Hyundai Mobis (b)	915,703
90,041	Mitsubishi Corp Sponsored ADR	3,637,656
265,132	Nissan Motor Co Ltd Sponsored ADR (a)	4,653,067
895,878	Porsche Automobil Holding SE Sponsored ADR	4,246,462
54,955	Seven & I Holdings Co Ltd Sponsored ADR	3,066,489
197,147	Steinhoff International Holdings Ltd (a)(b)	546,020
41,776	Toyota Motor Corp Sponsored ADR (a)	2,851,630

Shares		Value

Consumer, Cyclical — (continued)
67,620	Yamada Denki Co Ltd (b)	$4,702,919

		30,765,564

Consumer, Non-cyclical — 16.67%
52,591	Actelion Ltd (b)	1,747,159
177,300	Asahi Group Holdings Ltd (b)	3,756,876
61,238	AstraZeneca PLC Sponsored ADR	2,716,518
103,850	GlaxoSmithKline PLC Sponsored ADR	4,287,966
108,596	Imperial Tobacco Group PLC ADR	7,286,792
7,325	KT&G Corp (b)	455,864
52,433	Metro Inc	2,292,662
164,743	Sanofi ADR	5,403,570
18,761	Tiger Brands Ltd Sponsored ADR	482,158
117,000	Toyo Suisan Kaisha Ltd (b)	3,208,717
121,974	Unilever NV	3,840,961

		35,479,243

Energy — 10.70%
3,166	CNOOC Ltd ADR (a)	507,510
61,645	Dragon Oil PLC (b)	454,447
78,340	Encana Corp	1,504,911
90,085	ENI SpA Sponsored ADR (a)	3,164,686
34,715	Gazprom OAO Sponsored ADR (b)	332,069
127,172	Nexen Inc	1,969,894
25,727	Petroleo Brasileiro SA ADR	577,571
24,200	PTT PCL (b)	201,075
93,485	Repsol YPF SA Sponsored ADR	2,454,916
69,827	Rosneft Oil Co GDR	412,147
86,030	Royal Dutch Shell PLC ADR	5,338,162
11,550	Sasol Ltd Sponsored ADR	468,930
85,357	Statoil ASA Sponsored ADR (a)	1,839,443
81,131	Total SA Sponsored ADR	3,559,217

		22,784,978

Financial — 18.58%
249,134	Asya Katilim Bankasi AS (a)(b)(c)	258,591
153,552	Australia & New Zealand Banking Group Ltd Sponsored ADR	2,852,996
56,395	Banco Santander Brasil SA/Brazil	412,811
356,629	Banco Santander SA Sponsored ADR (a)	2,867,297
111,000	Bangkok Bank PCL NVDR (b)	500,059
241,588	Barclays PLC Sponsored ADR	2,362,731
121,933	BNP Paribas SA ADR	2,402,080
201,637	Cheung Kong Holdings Ltd Sponsored ADR	2,167,598
466,000	China Construction Bank Corp (b)	281,854
880,500	China Minsheng Banking Corp Ltd (b)	535,588
341,765	Danske Bank A/S Sponsored ADR	2,412,861
10,580	Dongbu Insurance Co Ltd (b)	456,142

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Financial — (continued)
499,293	Henderson Land Development Co Ltd Sponsored ADR	$2,251,811
446,000	KWG Property Holding Ltd (b)	165,353
74,604	Macquarie Group Ltd ADR (a)	1,612,192
1,026,130	Mitsubishi UFJ Financial Group Inc ADR	4,566,278
113,867	Muenchener Rueckversicherungs AG Sponsored ADR (a)	1,423,337
131,600	PDG Realty SA Empreendimentos e Participacoes	424,144
3,688,000	Renhe Commercial Holdings Co Ltd (a)(b)	392,956
11,844	Shinhan Financial Group Co Ltd (b)	412,960
40,797	Standard Bank Group Ltd/South Africa (b)	466,756
371,340	Suncorp Group Ltd (b)	2,827,243
15,524	Suncorp Group Ltd Sponsored ADR (c)	118,759
35,656	Toronto-Dominion Bank	2,529,793
2	Turkiye Is Bankasi (b)	4
231,335	Zurich Financial Services AG ADR (a)	4,855,722

		39,557,916

Industrial — 8.71%
45,625	AU Optronics Corp Sponsored ADR	180,675
105,866	Bouygues SA (a)(b)	3,502,186
238,000	Coretronic Corp (b)	181,645
17,298	Desarrolladora Homex SAB de CV ADR (a)(c)	233,523
228,713	East Japan Railway Co Sponsored ADR	2,284,843
584,436	Finmeccanica SpA Sponsored ADR	1,975,393
186,018	FUJIFILM Holdings Corp Sponsored ADR	4,300,736
241,132	Holcim Ltd Sponsored ADR (a)	2,553,588
4,260	Hyundai Mipo Dockyard (b)	366,732
3,361	LG Electronics Inc (b)	191,909
523,916	Nippon Yusen KK Sponsored ADR	2,766,276

		18,537,506

Technology — 0.61%
221,400	Powertech Technology Inc (b)	470,778
1,173	Samsung Electronics Co Ltd (b)	819,054

		1,289,832

Utilities — 4.86%
29,792	Cia Energetica de Minas Gerais Sponsored ADR	442,113
121,856	Iberdrola SA Sponsored ADR	3,252,337
64,073	International Power PLC ADR (a)	3,037,060

Shares		Value

Utilities — (continued)
72,708	National Grid PLC Sponsored ADR	$3,606,317

		10,337,827

TOTAL COMMON STOCK — 95.39% (Cost $234,139,387)		$203,039,573

Principal Amount

SHORT TERM INVESTMENTS
	Federal Home Loan Bank
$ 741,000	0.00%, 10/12/2011(d)	$740,999
4,000,000	0.00%, 10/19/2011(d)	3,999,998
800,000	Federal Home Loan Mortgage Corp
	0.00%, 10/17/2011(d)	800,000
	Federal National Mortgage Association
1,000,000	0.00%, 10/03/2011(d)	1,000,000
750,000	0.01%, 10/12/2011	749,998
3,530,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	3,530,000

TOTAL SHORT TERM INVESTMENTS — 5.08% (Cost $10,820,995)		$10,820,995

SECURITIES LENDING COLLATERAL
2,690,575	Undivided interest of 25.24% in a repurchase agreement (principal amount/value $10,659,636 with a maturity value of $10,659,663) with BNP Paribas Securities Corp, 0.03%, dated 9/30/11, to be repurchased at $2,690,575 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 4.25%, 11/15/21 - 2/15/41, with a value of $10,872,829.	2,690,575

5,740,592	Undivided interest of 16.41% in a repurchase agreement (principal amount/value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $5,740,592 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	5,740,592

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 4,999,578	Undivided interest of 12.72% in a repurchase agreement (principal amount/value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $4,999,578 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	$4,999,578

5,740,592	Undivided interest of 14.96% in a repurchase agreement (principal amount/value $38,390,031 with a maturity value of $38,390,319) with HSBC Securities (USA) Inc, 0.09%, dated 9/30/11, to be repurchased at $5,740,592 on 10/3/11, collateralized by Fannie Mae, 3.50% - 6.00%, 9/1/25 - 4/1/41, with a value of $39,158,120.	5,740,592

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 4,999,578	Undivided interest of 11.56% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $4,999,578 on 10/3/11, collateralized by various U.S. Government or agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	$4,999,578
TOTAL SECURITIES LENDING COLLATERAL — 11.36% (Cost $24,170,915)		$24,170,915

TOTAL INVESTMENTS — 111.83% (Cost $269,131,297)		$238,031,483

OTHER ASSETS & LIABILITIES — (11.83)%		$(25,170,924)

TOTAL NET ASSETS — 100.00%		$212,860,559

(a)	A portion or all of the security is on loan at September 30, 2011.
(b)

Security is fair valued under procedures adopted by the Board of Directors. At September 30, 2011 , the aggregate market value of securities trading outside the U.S. was $29,903,365, representing 14.05% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

(c)	Non-income producing security
(d)	The security’s yield to maturity was less than 0.01%
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Australia	$16,027,224	6.73%
Brazil	2,573,501	1.08
Canada	5,767,467	2.42
China	926,371	0.39
Denmark	2,412,861	1.01
France	17,612,007	7.40
Germany	9,876,950	4.15
Hong Kong	7,027,852	2.95
Indonesia	429,447	0.18
Ireland	454,446	0.19
Italy	5,140,080	2.16
Japan	48,719,866	20.47
Mexico	732,310	0.31
Netherlands	3,840,961	1.61
Norway	6,440,022	2.71
Poland	419,049	0.18
Russia	969,423	0.41
South Africa	1,963,865	0.83
South Korea	4,587,277	1.93
Spain	11,401,652	4.79
Switzerland	15,545,973	6.53
Taiwan	1,230,231	0.52
Thailand	701,134	0.29
Turkey	258,595	0.11
United Kingdom	30,798,150	12.94
United States	42,174,769	17.71

Total	$238,031,483	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM INVESCO ADR PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Invesco ADR Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total return through capital appreciation and current income, while reducing risk through diversification. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Initial Class shares are not subject to any distribution fees, and Class L shares are subject to an annual distribution fee of 0.25% of the Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

	0000000001111	0000000001111		0000000001111	0000000001111
Description(a)	Level 1	Level 2		Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$2,529,793	$4,653,066		$—	$7,182,859
Foreign Common Stock	78,778,140	117,078,574	(b)		195,856,714
Short Term Investments	—	10,820,995		—	10,820,995
Securities Lending Collateral	—	24,170,915		—	24,170,915

Total Investments	$81,307,933	$156,723,550		$0	$238,031,483

(a) Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $117,078,574 of investment securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each period. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $271,174,746. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $9,378,678 and gross depreciation of securities in which there was an excess of tax cost over value of $45,521,941 resulting in net depreciation of $33,143,263.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $23,329,668 and received collateral of $24,170,915 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.58%
136,519	Israel Chemicals Ltd (a)	$1,554,719
435,255	Ivanhoe Mines Ltd (b)	5,962,993

		7,517,712

Communications — 15.81%
9,935	Amazon.com Inc (b)	2,148,245
144,075	Crown Castle International Corp (b)(c)	5,859,530
566,908	eBay Inc (b)	16,718,117
547,850	News Corp Class A	8,475,240

		33,201,132

Consumer, Cyclical — 11.21%
86,114	Cie Financiere Richemont SA Class A (a)	3,835,979
432,710	Ford Motor Co (b)(c)	4,184,306
226,930	Ltd Brands Inc	8,739,074
295,991	MGM Resorts International (b)	2,749,756
32,220	NIKE Inc Class B	2,755,132
303,600	Prada SpA (b)	1,280,692

		23,544,939

Consumer, Non-cyclical — 17.71%
43,332	Anheuser-Busch InBev NV (a)	2,300,019
186,635	Celgene Corp (b)	11,556,439
136,125	Express Scripts Inc (b)	5,046,154
137,335	Iron Mountain Inc (c)	4,342,533
219,929	Medco Health Solutions Inc (b)	10,312,471
81,439	Vertex Pharmaceuticals Inc (b)	3,627,293

		37,184,909

Energy — 6.06%
87,565	Baker Hughes Inc	4,042,000
122,720	Halliburton Co	3,745,414
464,800	OGX Petroleo e Gas Participacoes SA (b)	2,865,062
62,465	Southwestern Energy Co (b)	2,081,959

		12,734,435

Financial — 5.98%
1,044,800	AIA Group Ltd (a)	2,958,812
253,522	Charles Schwab Corp	2,857,193
134,244	Hang Lung Properties Ltd (a)	399,420
397,148	Prudential PLC (a)	3,407,677
147,699	Standard Chartered PLC (a)	2,945,605

		12,568,707

Industrial — 15.87%
49,140	Amphenol Corp Class A	2,003,438
75,172	CH Robinson Worldwide Inc	5,147,027
63,700	FANUC Corp (a)	8,774,414
42,730	Precision Castparts Corp	6,642,806

Shares		Value

Industrial — (continued)
141,120	TE Connectivity Ltd	$3,971,117
107,595	United Parcel Service Inc Class B	6,794,624

		33,333,426

Technology — 17.72%
88,440	Adobe Systems Inc (b)	2,137,595
49,929	Apple Inc (b)	19,031,936
344,430	EMC Corp (b)	7,229,586
151,887	Microsoft Corp	3,780,467
175,131	Oracle Corp	5,033,265

		37,212,849

TOTAL COMMON STOCK — 93.94% (Cost $206,202,981)		$197,298,109

Principal Amount

SHORT TERM INVESTMENTS
$10,770,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	$10,770,000

TOTAL SHORT TERM INVESTMENTS — 5.13% (Cost $10,770,000)		$10,770,000

SECURITIES LENDING COLLATERAL
2,905,365	Undivided interest of 24.10% in a repurchase agreement (principal amount/value $12,055,870 with a maturity value of $12,055,991) with BNP Paribas Securities Corp, 0.12%, dated 9/30/11, to be repurchased at $2,905,365 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 12/1/18 - 10/1/41, with a value of $12,298,087.	2,905,365

2,999,637	Undivided interest of 7.63% in a repurchase agreement (principal amount/value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $2,999,637 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	2,999,637

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 2,999,638	Undivided interest of 7.81% in a repurchase agreement (principal amount/value $38,390,031 with a maturity value of $38,390,319) with HSBC Securities (USA) Inc, 0.09%, dated 9/30/11, to be repurchased at $2,999,638 on 10/3/11, collateralized by Fannie Mae, 3.50% - 6.00%, 9/1/25 - 4/1/41, with a value of $39,158,120.	$2,999,638

2,999,638	Undivided interest of 9.61% in a repurchase agreement (principal amount/value $31,200,000 with a maturity value of $31,200,234) with JP Morgan Securities, 0.09%, dated 9/30/11, to be repurchased at $2,999,638 on 10/3/11, collateralized by Fannie Mae, 2.26% - 5.71%, 1/1/19 - 8/1/41, with a value of $31,824,192.	2,999,638

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 2,999,637	Undivided interest of 6.93% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $2,999,637 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	$2,999,637

TOTAL SECURITIES LENDING COLLATERAL — 7.10% (Cost $14,903,915)		$14,903,915

TOTAL INVESTMENTS — 106.17% (Cost $231,876,896)		$222,972,024

OTHER ASSETS & LIABILITIES — (6.17)%		$(12,957,114)

TOTAL NET ASSETS — 100.00%		$210,014,910

(a)

Foreign security is fair valued under procedures adopted by the Board of Directors. At September 30, 2011 , the aggregate market value of securities trading outside the U.S. was $26,176,645, representing 12.46% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

(b)	Non-income producing security
(c)	A portion or all of the security is on loan at September 30, 2011.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Belgium	$2,300,019	1.03%
Brazil	2,865,062	1.28
Canada	5,962,993	2.67
Hong Kong	3,358,231	1.51
Israel	1,554,719	0.70
Italy	1,280,692	0.57
Japan	8,774,414	3.94
Switzerland	7,807,096	3.50
United Kingdom	6,353,282	2.85
United States	182,715,516	81.95

Total	$222,972,024	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM JANUS LARGE CAP GROWTH PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Janus Large Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description(a)	Level 1	Level 2		Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$157,041,600	$—		$—	$157,041,600
Foreign Common Stock	14,079,864	26,176,645	(b)	—	40,256,509
Short Term Investments	—	10,770,000		—	10,770,000
Securities Lending Collateral	—	14,903,915		—	14,903,915

Total Investments	$171,121,464	$51,850,560		$0	$222,972,024

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

(b)Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $26,176,645 of investments securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $232,344,072. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of

$19,224,270 and gross depreciation of securities in which there was an excess of tax cost over value of $28,596,318 resulting in net depreciation of $9,372,048.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $14,554,667 and received collateral of $14,903,915 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 0.31%
$ 913,951	Atlas Air 1999-1 Class C Pass Through Trust(a)
	8.77%, 01/02/2011	$658,045
500,000	Community Program Loan Trust
	4.50%, 04/01/2029	479,991

		1,138,036

Basic Materials — 6.30%
	Alcoa Inc
140,000	5.87%, 02/23/2022	138,300
255,000	6.75%, 01/15/2028	263,911
	ArcelorMittal
895,000	7.00%, 10/15/2039	798,225
1,755,000	6.75%, 03/01/2041	1,516,678
3,175,000	Chevron Phillips Chemical Co LLC/LP(b)
	8.25%, 06/15/2019	4,006,018
	Georgia-Pacific LLC
220,000	8.00%, 01/15/2024	258,276
110,000	7.38%, 12/01/2025	122,735
700,000	7.25%, 06/01/2028(c)	779,468
6,000,000	7.75%, 11/15/2029	6,938,400
120,000	8.88%, 05/15/2031	149,772
535,000	Hercules Inc
	6.50%, 06/30/2029	395,900
	Methanex Corp
750,000	8.75%, 08/15/2012	778,028
3,675,000	6.00%, 08/15/2015	3,783,104
	Momentive Specialty Chemicals Inc
480,000	9.20%, 03/15/2021	360,000
2,220,000	7.88%, 02/15/2023	1,709,400
	Westvaco Corp
490,000	8.20%, 01/15/2030	555,517
685,000	7.95%, 02/15/2031	773,007

		23,326,739

Communications — 8.18%
	Alcatel-Lucent USA Inc
250,000	6.50%, 01/15/2028	207,500
4,555,000	6.45%, 03/15/2029	3,780,650
760,000	AT&T Corp
	6.50%, 03/15/2029	862,953
405,000	AT&T Inc
	6.15%, 09/15/2034	453,271
170,000	Axtel SAB de CV(b)
	9.00%, 09/22/2019	142,800
	BellSouth Corp
35,000	6.55%, 06/15/2034	40,580
170,000	6.00%, 11/15/2034	185,022
	Ciena Corp
2,010,000	0.88%, 06/15/2017	1,467,300
735,000	3.75%, 10/15/2018(b)	651,394
765,000	Comcast Corp
	5.65%, 06/15/2035	800,824
950,000	Corning Inc
	7.25%, 08/15/2036	1,172,205
775,000	Embarq Corp
	8.00%, 06/01/2036	727,178

Principal Amount		Value

Communications — (continued)
$ 120,000	Historic TW Inc
	6.63%, 05/15/2029	$137,751
	Level 3 Communications Inc
175,000	3.50%, 06/15/2012	172,594
995,000	7.00%, 03/15/2015(d)	1,189,025
2,670,000	7.00%, 03/15/2015(b)(d)	3,190,650
	Level 3 Financing Inc
740,000	8.75%, 02/15/2017	681,725
110,000	9.38%, 04/01/2019(b)	102,300
80,990	Liberty Interactive LLC
	3.50%, 01/15/2031	43,735
63,000	Motorola Solutions Inc
	6.63%, 11/15/2037	74,928
	Nextel Communications Inc
125,000	6.88%, 10/31/2013	121,562
1,210,000	5.95%, 03/15/2014(c)	1,134,375
485,000	7.38%, 08/01/2015	459,537
1,565,000	Nortel Networks Capital Corp
	7.88%, 06/15/2026(a)(e)	1,611,950
	Portugal Telecom International Finance BV
1,000,000	EUR, 5.00%, 11/04/2019	998,111
550,000	EUR, 4.50%, 06/16/2025	478,959
	Qwest Capital Funding Inc
250,000	6.50%, 11/15/2018	240,000
150,000	7.63%, 08/03/2021	155,250
1,960,000	6.88%, 07/15/2028	1,695,400
3,500,000	7.75%, 02/15/2031	3,255,000
	Qwest Corp
500,000	7.25%, 09/15/2025	482,500
45,000	6.88%, 09/15/2033	42,525
	Sprint Capital Corp
760,000	6.90%, 05/01/2019	653,600
1,649,000	6.88%, 11/15/2028	1,232,627
130,000	8.75%, 03/15/2032	112,937
606,000	Sprint Nextel Corp
	6.00%, 12/01/2016	521,160
	Telecom Italia Capital SA
500,000	6.38%, 11/15/2033	427,751
540,000	6.00%, 09/30/2034	441,766
75,000	Time Warner Inc
	7.63%, 04/15/2031	93,619
50,000	Verizon Maryland Inc
	5.13%, 06/15/2033	50,818

		30,293,832

Consumer, Cyclical — 11.81%
2,295,000	AMR Corp
	6.25%, 10/15/2014(c)	1,356,919
918,550	Atlas Air 1998-1 Class B Pass Through Trust
	7.68%, 01/02/2014	845,066
854,067	Atlas Air 1999-1 Class B Pass Through Trust
	7.63%, 01/02/2015	700,335
296,984	Atlas Air 2000-1 Class B Pass Through Trust
	9.06%, 01/02/2014	273,225
1,800,000	Chrysler Group LLC/CG Co-Issuer Inc
	8.25%, 06/15/2021(b)	1,386,000
31,220	Continental Airlines 2000-2 Class B Pass Through Trust
	8.31%, 04/02/2018	30,283

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 199,443	Continental Airlines 2001-1 Class B Pass Through Trust
	7.37%, 12/15/2015	$195,455
1,142,074	Delta Air Lines 2007-1 Class A Pass Through Trust
	6.82%, 08/10/2022	1,150,640
855,890	Delta Air Lines 2007-1 Class C Pass Through Trust
	8.95%, 08/10/2014(c)	843,051
347,874	Delta Air Lines 2009-1 Series B Pass Through Trust
	9.75%, 12/17/2016	356,570
546,000	Delta Air Lines Inc
	9.50%, 09/15/2014(b)	562,380
	Dillard’s Inc
430,000	6.63%, 01/15/2018	421,400
500,000	7.88%, 01/01/2023	492,500
1,070,000	7.75%, 07/15/2026	1,016,500
21,000	Dixie Group Inc
	7.00%, 05/15/2012(c)	20,790
850,000	Foot Locker Inc
	8.50%, 01/15/2022	862,750
	Ford Motor Co
1,475,000	4.25%, 11/15/2016	1,915,656
155,000	6.50%, 08/01/2018(c)	161,939
245,000	7.13%, 11/15/2025	241,722
265,000	7.50%, 08/01/2026	267,867
50,000	6.63%, 02/15/2028	49,625
755,000	6.63%, 10/01/2028	749,298
1,760,000	6.38%, 02/01/2029	1,701,677
3,795,000	7.45%, 07/16/2031(c)	4,284,100
2,625,000	Ingram Micro Inc
	5.25%, 09/01/2017	2,789,165
228,000	JC Penney Corp Inc
	6.38%, 10/15/2036	191,520
	K Hovnanian Enterprises Inc
20,000	6.50%, 01/15/2014	11,200
25,000	6.38%, 12/15/2014	12,813
80,000	6.25%, 01/15/2016	29,600
1,925,000	Lennar Corp
	5.60%, 05/31/2015	1,751,750
525,000	Macy’s Retail Holdings Inc
	6.38%, 03/15/2037	576,023
	MGM Resorts International
50,000	6.63%, 07/15/2015(c)	42,375
150,000	6.88%, 04/01/2016	127,500
55,000	7.50%, 06/01/2016	47,712
105,000	7.63%, 01/15/2017	90,037
	New Albertsons Inc
580,000	7.75%, 06/15/2026	475,600
755,000	6.63%, 06/01/2028	524,725
4,545,000	7.45%, 08/01/2029	3,408,750
360,000	8.00%, 05/01/2031	284,400
2,410,000	Owens & Minor Inc
	6.35%, 04/15/2016(d)	2,591,888
	Pulte Group Inc
396,000	5.20%, 02/15/2015	358,380
695,000	6.38%, 05/15/2033	483,025
3,615,000	6.00%, 02/15/2035	2,422,050

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 645,000	Qantas Airways Ltd
	6.05%, 04/15/2016(b)	$688,851
665,000	Toro Co
	6.63%, 05/01/2037(d)	760,010
	Toys R Us Inc
540,000	7.88%, 04/15/2013	533,250
2,125,000	7.38%, 10/15/2018	1,806,250
424,387	UAL 2007-1 Pass Through Trust
	6.64%, 07/02/2022	411,944
2,554,629	UAL 2009-1 Pass Through Trust
	10.40%, 11/01/2016	2,758,999
725,000	US Airways 2011-1 Class A Pass Through Trust
	7.13%, 10/22/2023	688,750

		43,752,315

Consumer, Non-cyclical — 4.12%
620,000	Boston Scientific Corp
	6.00%, 01/15/2020	695,096
1,055,000	Corn Products International Inc
	6.63%, 04/15/2037	1,274,627
1,300,000	DP World Ltd
	6.85%, 07/02/2037(b)	1,183,000
	HCA Inc
80,000	6.75%, 07/15/2013	81,200
45,000	5.75%, 03/15/2014	43,875
150,000	6.38%, 01/15/2015	145,875
150,000	7.19%, 11/15/2015	145,500
130,000	6.50%, 02/15/2016	124,150
395,000	7.50%, 12/15/2023	355,500
575,000	8.36%, 04/15/2024	550,563
765,000	7.69%, 06/15/2025	688,500
1,115,000	7.58%, 09/15/2025	997,925
2,505,000	7.05%, 12/01/2027	2,091,675
725,000	7.50%, 11/06/2033	618,062
175,000	7.75%, 07/15/2036	151,375
250,000	Human Genome Sciences Inc
	2.25%, 08/15/2012	258,750
145,000	Kindred Healthcare Inc
	8.25%, 06/01/2019(b)	110,744
565,000	Nektar Therapeutics
	3.25%, 09/28/2012	557,938
570,000	Omnicare Inc
	3.75%, 12/15/2025	637,687
	Reynolds American Inc
2,235,000	6.75%, 06/15/2017	2,576,021
545,000	7.25%, 06/15/2037	611,920
55,000	Tenet Healthcare Corp
	6.88%, 11/15/2031	41,800
	Western Union Co
1,210,000	6.20%, 11/17/2036	1,281,799
35,000	6.20%, 06/21/2040	37,197

		15,260,779

Energy — 3.46%
40,000	Allis-Chalmers Energy Inc
	8.50%, 03/01/2017	39,200

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Energy — (continued)
$ 880,000	Anadarko Petroleum Corp
	6.38%, 09/15/2017	$987,205
	Chesapeake Energy Corp
660,000	2.50%, 05/15/2037	628,650
1,725,000	2.25%, 12/15/2038	1,464,094
1,200,000	DCP Midstream LLC
	6.45%, 11/03/2036(b)	1,310,761
250,000	El Paso Corp
	7.80%, 08/01/2031	290,518
500,000	EQT Corp
	8.13%, 06/01/2019	606,200
600,000	IFM US Colonial Pipeline 2 LLC
	6.45%, 05/01/2021(b)	673,865
210,000	Parker Drilling Co
	9.13%, 04/01/2018	212,100
1,500,000	Pioneer Natural Resources Co
	7.20%, 01/15/2028	1,604,299
	Plains All American Pipeline LP / PAA Finance Corp
1,275,000	6.13%, 01/15/2017	1,435,062
2,505,000	6.65%, 01/15/2037	2,767,516
	White Pine Hydro LLC
300,000	6.31%, 07/10/2017(d)	323,475
455,000	6.96%, 07/10/2037(d)	490,522

		12,833,467

Financial — 18.40%
100,000	AGFC Capital Trust I
	6.00%, 01/15/2067(b)(f)	45,000
	Ally Financial Inc
255,000	7.50%, 12/31/2013	258,825
159,000	6.75%, 12/01/2014(c)	152,044
552,000	8.00%, 12/31/2018	502,320
979,000	8.00%, 11/01/2031	859,072
1,348,177	Alta Wind Holdings LLC
	7.00%, 06/30/2035(b)	1,446,499
	American International Group Inc
80,000	5.45%, 05/18/2017	76,606
280,000	5.85%, 01/16/2018	277,396
1,000,000	Associates Corp of North America
	6.95%, 11/01/2018	1,106,889
1,830,000	BAC Capital Trust VI
	5.63%, 03/08/2035	1,310,397
450,000	Bank of America Corp
	5.00%, 05/13/2021	401,469
850,000	Camden Property Trust
	5.70%, 05/15/2017	929,625
	CIT Group Inc
270,366	7.00%, 05/01/2014	275,773
577,386	7.00%, 05/01/2015	573,056
153,258	7.00%, 05/01/2016	148,660
1,347,243	7.00%, 05/01/2017	1,306,826
	Citigroup Inc
100,000	EUR, 3.63%, 11/30/2017(f)	103,440
125,000	5.88%, 02/22/2033	104,559
60,000	5.85%, 12/11/2034	57,929
360,000	6.13%, 08/25/2036	304,526
135,000	Duke Realty LP
	5.95%, 02/15/2017	141,422

Principal Amount		Value

Financial — (continued)
$ 50,000	ERP Operating LP
	5.13%, 03/15/2016	$53,640
170,000	Ford Motor Credit Co LLC
	7.00%, 04/15/2015	178,500
1,900,000	Forethought Financial Group Inc
	8.63%, 04/15/2021(b)	1,956,301
	General Electric Capital Corp
5,255,000	NZD, 6.50%, 09/28/2015	4,232,604
400,000	NZD, 6.75%, 09/26/2016	324,221
	Hanover Insurance Group Inc
1,175,000	7.50%, 03/01/2020	1,324,812
1,560,000	6.38%, 06/15/2021	1,635,312
1,520,000	HBOS PLC
	6.75%, 05/21/2018(b)	1,295,894
	Highwoods Realty LP
2,640,000	5.85%, 03/15/2017	2,784,527
2,200,000	7.50%, 04/15/2018	2,552,447
	International Lease Finance Corp
300,000	5.63%, 09/20/2013	288,000
1,325,000	8.63%, 09/15/2015	1,315,062
1,500,000	6.25%, 05/15/2019	1,303,788
460,000	8.25%, 12/15/2020	450,800
	iStar Financial Inc
1,565,000	8.63%, 06/01/2013(c)	1,424,150
375,000	5.95%, 10/15/2013	325,313
105,000	5.70%, 03/01/2014(c)	84,000
20,000	6.05%, 04/15/2015	15,800
270,000	5.88%, 03/15/2016(c)	213,300
110,000	5.85%, 03/15/2017	84,700
37,900,127,200	JPMorgan Chase & Co
	IDR, 13.74%, 04/12/2012(b)(g)	4,016,822
1,000,000	KeyCorp Capital III
	7.75%, 07/15/2029	1,048,513
1,515,000	Lloyds TSB Bank PLC
	6.50%, 09/14/2020(b)	1,287,411
125,000	Marsh & McLennan Cos Inc
	5.88%, 08/01/2033	138,533
590,000	MBIA Insurance Corp
	14.00%, 01/15/2033(b)(f)	265,500
	Merrill Lynch & Co Inc
200,000	6.05%, 05/16/2016	179,987
800,000	6.22%, 09/15/2026	676,580
800,000	6.11%, 01/29/2037	619,865
	MetLife Inc
810,000	6.40%, 12/15/2036	717,974
1,600,000	10.75%, 08/01/2039	2,000,000
	Morgan Stanley
1,700,000	AUD, 7.63%, 03/03/2016	1,630,428
2,900,000	5.50%, 07/24/2020	2,626,579
800,000	5.75%, 01/25/2021	736,054
3,005,000	Mutual of Omaha Insurance Co
	6.80%, 06/15/2036(b)	3,396,506
600,000	Nationwide Mutual Insurance Co
	6.60%, 04/15/2034(b)	557,002
665,000	Old Republic International Corp
	3.75%, 03/15/2018(c)	600,994
535,000	Penn Mutual Life Insurance Co
	6.65%, 06/15/2034(b)	599,274
41,444	Power Receivable Finance LLC
	6.29%, 01/01/2012(b)	41,485

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Financial — (continued)
	ProLogis LP
$ 60,000	5.63%, 11/15/2015(c)	$61,941
50,000	5.75%, 04/01/2016	51,092
395,000	6.63%, 05/15/2018	409,608
2,465,000	Residential Capital LLC
	9.63%, 05/15/2015	1,910,375
	SLM Corp
60,000	5.13%, 08/27/2012	59,973
1,305,000	5.38%, 01/15/2013	1,305,060
280,000	5.05%, 11/14/2014	270,178
100,000	5.00%, 04/15/2015	93,256
3,725,000	8.45%, 06/15/2018	3,874,626
1,100,000	5.63%, 08/01/2033	875,924
	Springleaf Finance Corp
300,000	4.88%, 07/15/2012	280,500
200,000	5.90%, 09/15/2012(c)	183,750
450,000	5.38%, 10/01/2012	414,000
330,000	5.85%, 06/01/2013	282,150
170,000	5.40%, 12/01/2015	124,100
100,000	5.75%, 09/15/2016	73,000
900,000	6.50%, 09/15/2017	641,250
3,510,000	6.90%, 12/15/2017	2,527,200
	XL Group PLC
575,000	6.38%, 11/15/2024	607,146
725,000	6.25%, 05/15/2027	743,147

		68,153,287

Foreign Government Obligations — 25.96%
3,110,000,000	Barclays Bank PLC
	KRW, 3.68%, 08/20/2015	2,647,449
	Canadian Government Bond
2,600,000	CAD, 3.75%, 06/01/2012	2,528,047
13,645,000	CAD, 5.25%, 06/01/2012	13,395,252
7,880,000	CAD, 4.25%, 06/01/2018	8,726,805
16,400,000,000	Export-Import Bank of Korea(b)
	IDR, 6.60%, 11/04/2013	1,745,607
17,325,000	Inter-American Development Bank
	NZD, 6.00%, 12/15/2017	14,291,457
9,600,000	International Bank for Reconstruction & Development
	SGD, 1.43%, 03/05/2014	7,485,673
	Ireland Government Bond
3,275,000	EUR, 4.50%, 10/18/2018	3,705,913
1,450,000	EUR, 4.50%, 04/18/2020	1,599,000
200,000	EUR, 5.00%, 10/18/2020	223,357
3,150,000	EUR, 5.40%, 03/13/2025	3,494,326
80,000,000	Mexican Bonos
	MXP, 8.00%, 12/07/2023	6,385,065
	New South Wales Treasury Corp
7,225,000	AUD, 6.00%, 05/01/2012	7,057,900
2,000,000	AUD, 6.00%, 05/01/2012	1,950,055
3,830,000	AUD, 5.50%, 08/01/2013	3,799,608
4,690,000	New Zealand Government Bond
	NZD, 6.50%, 04/15/2013	3,768,826
	Norway Government Bond
24,855,000	NOK, 6.50%, 05/15/2013	4,568,538
1,280,000	NOK, 5.00%, 05/15/2015	243,267
28,530,000	NOK, 4.25%, 05/19/2017	5,441,954

Principal Amount		Value

Foreign Government Obligations — (continued)
	Portugal Obrigacoes do Tesouro OT
$ 175,000	EUR, 4.80%, 06/15/2020	$141,645
775,000	EUR, 3.85%, 04/15/2021	600,451
350,000	EUR, 4.95%, 10/25/2023	276,658
1,981,629	Province of Alberta Canada
	CAD, 5.93%, 09/16/2016	2,108,727

		96,185,580

Industrial — 3.03%
1,500,000	Agilent Technologies Inc
	6.50%, 11/01/2017	1,755,108
1,650,000	APL Ltd(d)
	8.00%, 01/15/2024	1,056,000
	Avnet Inc
500,000	5.88%, 03/15/2014	535,240
245,000	6.63%, 09/15/2016	272,449
1,550,000	Bombardier Inc
	CAD, 7.35%, 12/22/2026	1,485,908
	Masco Corp
650,000	7.13%, 03/15/2020	629,874
250,000	7.75%, 08/01/2029	245,235
1,400,000	6.50%, 08/15/2032(c)	1,239,946
386,000	Missouri Pacific Railroad Co(d)
	5.00%, 01/01/2045	277,920
	Owens Corning
575,000	6.50%, 12/01/2016	620,274
865,000	7.00%, 12/01/2036	896,244
	Textron Inc
500,000	5.60%, 12/01/2017	527,384
620,000	7.25%, 10/01/2019(c)	694,569
95,000	Trinity Industries Inc
	3.88%, 06/01/2036	85,381
1,220,000	USG Corp
	6.30%, 11/15/2016	893,650

		11,215,182

Municipal Bonds and Notes — 1.19%
1,825,000	Michigan Tobacco Settlement Finance Authority(d)
	7.31%, 06/01/2034	1,379,590
4,620,000	Tobacco Settlement Financing Corp/VA(d)
	6.71%, 06/01/2046	3,047,768

		4,427,358

Technology — 3.73%
325,000	Freescale Semiconductor Inc(c)
	8.88%, 12/15/2014	329,875
	Intel Corp
2,585,000	2.95%, 12/15/2035	2,620,544
6,090,000	3.25%, 08/01/2039	7,163,362
610,000	Kulicke & Soffa Industries Inc
	0.88%, 06/01/2012	598,562
	Micron Technology Inc
270,000	1.88%, 06/01/2014	252,113

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Technology — (continued)
$ 3,755,000	1.88%, 08/01/2031(b)	$2,872,575

		13,837,031

Utilities — 2.17%
1,372,125	Bruce Mansfield Unit
	6.85%, 06/01/2034	1,468,174
920,000	Calpine Corp(h)(i)
	0.00%, 07/15/2010	0
14,000	Commonwealth Edison Co(d)
	4.75%, 12/01/2011	13,895
	Dynegy Holdings LLC
180,000	7.13%, 05/15/2018	105,300
415,000	7.63%, 10/15/2026	232,400
	EDP Finance BV
800,000	6.00%, 02/02/2018(b)	633,994
2,000,000	4.90%, 10/01/2019(b)	1,445,650
	Energy Future Holdings Corp
395,000	5.55%, 11/15/2014	242,925
1,010,000	6.50%, 11/15/2024	383,800
1,225,000	6.55%, 11/15/2034	453,250
2,220,000	NGC Corp Capital Trust I(d)
	8.32%, 06/01/2027	799,200
287,500	Quezon Power Philippines Ltd Co
	8.86%, 06/15/2017	301,875
1,250,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(b)
	11.50%, 10/01/2020	1,000,000
1,000,000	White Pine Hydro Portfolio LLC(d)
	7.26%, 07/20/2015	970,050

		8,050,513

TOTAL BONDS AND NOTES — 88.66% (Cost $317,041,705)		$328,474,119

Shares

COMMON STOCK
Basic Materials — 0.50%
26,521	PPG Industries Inc	1,873,974

Communications — 0.17%
51,679	Corning Inc	638,752

Consumer, Non-cyclical — 1.83%
84,901	Valeant Pharmaceuticals International Inc	3,151,525
81,282	Vertex Pharmaceuticals Inc (j)	3,620,300

		6,771,825

Energy — 0.29%
42,007	Chesapeake Energy Corp	1,073,279

Shares		Value

Industrial — 0.11%
26,029	Owens-Illinois Inc (j)	$393,559

TOTAL COMMON STOCK — 2.90% (Cost $7,537,616)		$10,751,389

PREFERRED STOCK
Communications — 0.37%
1,650	Lucent Technologies Capital Trust I	1,348,875

Consumer, Cyclical — 1.43%
94,030	General Motors Co	3,285,173
17,850	Goodyear Tire & Rubber Co	692,803
31,225	Newell Financial Trust I	1,311,450

		5,289,426

Energy — 0.37%
415	Chesapeake Energy Corp (c)	33,771
30,000	El Paso Energy Capital Trust I	1,342,500

		1,376,271

Financial — 0.65%
283	Ally Financial Inc (b)	189,513
1,484	Bank of America Corp	1,144,535
3,200	Health Care REIT Inc	151,800
10,955	SLM Corp	461,096
9,608	Sovereign Capital Trust IV	463,586

		2,410,530

Utilities — 0.37%
5,650	AES Trust III	275,437
134	MDU Resources Group Inc	13,124
2,255	New York State Electric & Gas Corp	180,400
25,000	Southern California Edison Co	600,250
3,600	Union Electric Co	280,800
300	Xcel Energy Inc	30,915

		1,380,926

TOTAL PREFERRED STOCK — 3.19% (Cost $12,079,286)		$11,806,028

Principal Amount

SHORT TERM INVESTMENTS
$ 600,000	Federal Home Loan Mortgage Corp
	0.00%, 10/06/2011(k)	$600,000
800,000	Federal National Mortgage Association
	0.00%, 10/04/2011(k)	800,000
14,405,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	14,405,000

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

TOTAL SHORT TERM INVESTMENTS — 4.26% (Cost $15,805,000)		$15,805,000

SECURITIES LENDING COLLATERAL
$ 1,892,958	Undivided interest of 5.41% in a repurchase agreement (principal amount/value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $1,892,958 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	$1,892,958

1,499,787	Undivided interest of 3.91% in a repurchase agreement (principal amount/value $38,390,031 with a maturity value of $38,390,319) with HSBC Securities (USA) Inc, 0.09%, dated 9/30/11, to be repurchased at $1,499,787 on 10/3/11, collateralized by Fannie Mae, 3.50% - 6.00%, 9/1/25 - 4/1/41, with a value of $39,158,120.	1,499,787

1,499,787	Undivided interest of 3.82% in a repurchase agreement (principal amount/value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $1,499,787 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	1,499,787

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,499,786	Undivided interest of 4.81% in a repurchase agreement (principal amount/value $31,200,000 with a maturity value of $31,200,234) with JP Morgan Securities, 0.09%, dated 9/30/11, to be repurchased at $1,499,786 on 10/3/11, collateralized by Fannie Mae, 2.26% - 5.71%, 1/1/19 - 8/1/41, with a value of $31,824,192.	$1,499,786

1,499,786	Undivided interest of 3.47% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $1,499,786 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	1,499,786

78,247	Undivided interest of 0.73% in a repurchase agreement (principal amount/value $10,659,636 with a maturity value of $10,659,663) with BNP Paribas Securities Corp, 0.03%, dated 9/30/11, to be repurchased at $78,247 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 4.25%, 11/15/21 - 2/15/41, with a value of $10,872,829.	78,247

TOTAL SECURITIES LENDING COLLATERAL — 2.15% (Cost $7,970,351)		$7,970,351

TOTAL INVESTMENTS — 101.16% (Cost $360,433,958)		$374,806,887

OTHER ASSETS & LIABILITIES — (1.16)%		$(4,315,806)

TOTAL NET ASSETS — 100.00%		$370,491,081

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

(a)	Security in default on interest payments during the last 12 months. At September 30, 2011, the aggregate market value on the securities was $2,269,995, representing 0.61% of net assets.
(b)	Restricted security; at September 30, 2011, the aggregate cost and market value of the securities was $36,274,389 and $36,803,796, respectively, representing 9.93% of net assets.
(c)	A portion or all of the security is on loan at September 30, 2011.
(d)	Illiquid security; at September 30, 2011, the aggregate cost and market value of illiquid securities was $18,322,113 and $16,089,993, respectively, representing 4.34% of net assets.
(e)	Security in bankruptcy at September 30, 2011.
(f)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2011.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(h)	Security is fair valued at September 30, 2011.
(i)	Security has no market value at September 30, 2011.
(j)	Non-income producing security
(k)	The security’s yield to maturity was less than 0.01%

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
IDR	Indonesian Rupiah
KRW	Korean Won
MXP	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Australia	$13,496,415	3.59%
Canada	35,957,395	9.59
Cayman Islands	1,350,293	0.36
Ireland	9,022,596	2.41
Luxembourg	3,184,420	0.85
Mexico	6,527,865	1.74
Netherlands	3,556,714	0.95
New Zealand	3,768,826	1.01
Norway	10,253,758	2.74
Philippines	301,875	0.08
Portugal	1,018,753	0.27
South Korea	1,745,607	0.47
United Kingdom	5,230,754	1.40
United States	279,391,616	74.54

Total	$374,806,887	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes; Government and Government Agency Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Asset-Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period. Level 3 investments in securities were not considered a significant portion of the Portfolio.

Description (a)	Level 1	Level 2	Level 3	Total

Assets

Fixed Income Investments:
Corporate Bonds and Notes	$—	$224,904,519	$1,818,626	$226,723,145
Foreign Government Obligations	—	96,185,580	—	96,185,580
Asset-Backed Obligations	—	479,991	658,045	1,138,036
Municipal Bonds and Notes	—	4,427,358	—	4,427,358
Equity Investments:
Domestic Common Stock	7,599,864	—	—	7,599,864
Foreign Common Stock	3,151,525	—	—	3,151,525
Domestic Preferred Stock	1,553,461	10,252,567	—	11,806,028
Short Term Investments	—	15,805,000	—	15,805,000
Securities Lending Collateral	—	7,970,351	—	7,970,351

Total Investments	$12,304,850	$360,025,366	$2,476,671	$374,806,887

(a) Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2011:

Description	Corporate Bonds and Notes	Asset-Backed Obligations
Beginning Balance, January 1, 2011	$3,700,587	722,012
Total realized gain (loss)	-	-
Total unrealized gain (loss) relating to instruments not held at reporting date	(36,829)	-
Total unrealized gain (loss) relating to instruments still held at reporting date	(140,972)	(24,977)
Purchases	725,000	-
Sales	(933,285)	-
Amortization	96,125	(38,990)
Transfers into Level 3	-	-
Transfers (out of) Level 3(a)	(1,592,000)	-

Ending Balance, September 30, 2011	$1,818,626	658,045

(a)	Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $360,433,958. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $32,925,473 and gross depreciation of securities in which there was an excess of tax cost over value of $18,552,544 resulting in net appreciation of $14,372,929.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $7,782,331 and received collateral of $7,970,351 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 4.77%
58,068	Chemtura Corp (a)	$582,422
11,883	Deltic Timber Corp	709,178
123,540	Ferro Corp (a)	759,771
112,804	Horsehead Holding Corp (a)	837,006
13,745	Minerals Technologies Inc	677,216
53,824	Olin Corp	969,370
72,263	Omnova Solutions Inc (a)	258,702
28,340	Reliance Steel & Aluminum Co	963,843
44,908	WR Grace & Co (a)	1,495,436
49,320	Zep Inc	740,786

		7,993,730

Communications — 4.54%
44,587	ADTRAN Inc	1,179,772
156,289	Harmonic Inc (a)	665,791
27,598	IAC/InterActiveCorp (a)	1,091,501
36,059	John Wiley & Sons Inc Class A	1,601,741
25,657	Liberty Media Corp - Liberty Starz Class A (a)	1,630,759
36,851	Netgear Inc (a)	954,072
65,946	Perficient Inc (a)	482,725

		7,606,361

Consumer, Cyclical — 11.04%
107,781	Callaway Golf Co (b)	557,228
14,803	Casey’s General Stores Inc	646,151
35,729	Cash America International Inc	1,827,896
20,853	Churchill Downs Inc (a)	813,893
52,533	Commercial Vehicle Group Inc (a)	345,142
18,611	Core-Mark Holding Co Inc (a)	570,055
17,406	Cracker Barrel Old Country Store Inc	697,632
87,949	Dana Holding Corp (a)	923,464
82,933	Fred’s Inc Class A	884,066
28,936	Genesco Inc (a)	1,491,072
191,600	HOT Topic Inc	1,461,908
21,782	HSN Inc (a)	721,638
27,637	Kenneth Cole Productions Inc Class A (a)	296,545
72,951	La-Z-Boy Inc (a)	540,567
42,916	RadioShack Corp	498,684
51,787	Rush Enterprises Inc Class A (a)	733,304
107,077	Sally Beauty Holdings Inc (a)	1,777,478
47,469	Scansource Inc (a)	1,403,184
16,347	Six Flags Entertainment Corp (b)	453,139
29,476	Tenneco Inc (a)	754,880
37,987	Wyndham Worldwide Corp	1,083,009

		18,480,935

Consumer, Non-cyclical — 14.90%
27,965	Arbitron Inc	925,082
21,572	Corn Products International Inc	846,485
96,288	DFC Global Corp (a)	2,103,893
19,110	Fresh Del Monte Produce Inc	443,352
56,477	H&E Equipment Services Inc (a)	465,935

Shares		Value

Consumer, Non-cyclical — (continued)
54,918	Impax Laboratories Inc (a)(b)	$983,581
28,677	J&J Snack Foods Corp	1,377,930
33,671	Jarden Corp	951,542
64,479	KAR Auction Services Inc (a)	780,841
65,491	McGrath Rentcorp	1,558,031
22,652	Mednax Inc (a)	1,418,921
50,474	Obagi Medical Products Inc (a)	457,799
27,000	Pharmaceutical Product Development Inc	692,820
67,271	PHH Corp (a)	1,081,718
34,279	Rent-A-Center Inc	940,959
96,898	Rollins Inc	1,812,962
70,068	Spartan Stores Inc	1,084,653
71,096	Standard Parking Corp (a)	1,111,941
28,519	SurModics Inc (a)	259,523
24,855	Team Inc (a)	521,458
19,122	Teleflex Inc	1,028,190
49,884	Vanguard Health Systems Inc (a)	506,821
39,437	WellCare Health Plans Inc (a)	1,497,817
15,426	West Pharmaceutical Services Inc	572,305
39,971	Wright Express Corp (a)	1,520,497

		24,945,056

Energy — 4.37%
29,022	Berry Petroleum Co Class A	1,026,798
67,729	Cloud Peak Energy Inc (a)	1,148,007
86,347	Energy Partners Ltd (a)(b)	955,861
49,979	Helix Energy Solutions Group Inc (a)	654,725
23,279	Lufkin Industries Inc	1,238,676
13,004	Magnum Hunter Resources Corp (a)	4,304
130,045	Magnum Hunter Resources Corp (a)(b)	430,449
52,514	Oceaneering International Inc	1,855,845

		7,314,665

Financial — 24.74%
52,924	American Campus Communities Inc REIT	1,969,302
102,016	Ares Capital Corp	1,404,760
114,127	BancorpSouth Inc	1,002,035
36,922	BankUnited Inc	766,501
96,208	BioMed Realty Trust Inc REIT	1,594,167
108,285	Capitol Federal Financial Inc	1,143,490
105,493	Cathay General Bancorp	1,200,510
32,855	City National Corp	1,240,605
120,763	CubeSmart REIT (a)	1,030,108
84,583	CVB Financial Corp (b)	650,443
62,183	DuPont Fabros Technology Inc REIT (b)	1,224,383
76,195	Employers Holdings Inc	972,248
142,452	Fifth Street Finance Corp (b)	1,327,653
103,073	First Financial Bancorp	1,422,407
62,852	HCC Insurance Holdings Inc	1,700,147
316,747	Hersha Hospitality Trust REIT	1,095,945
22,769	Home Properties Inc REIT	1,292,368
30,564	Iberiabank Corp	1,438,342

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Financial — (continued)
59,813	MarketAxess Holdings Inc	$1,556,334
22,862	Mid-America Apartment Communities Inc REIT	1,376,750
53,274	National Retail Properties Inc REIT (b)	1,431,472
82,599	Omega Healthcare Investors Inc REIT	1,315,802
77,687	Pinnacle Financial Partners Inc (a)(b)	849,896
506,254	Popular Inc (a)	759,381
32,479	Potlatch Corp REIT	1,023,738
21,092	ProAssurance Corp	1,519,046
34,638	Prosperity Bancshares Inc	1,131,970
26,758	Reinsurance Group of America Inc	1,229,530
30,872	Signature Bank (a)	1,473,521
34,850	Sovran Self Storage Inc REIT	1,295,374
52,360	Stifel Financial Corp (a)	1,390,682
52,760	UDR Inc REIT	1,168,106
55,452	Wintrust Financial Corp (b)	1,431,216

		41,428,232

Industrial — 18.11%
63,147	Actuant Corp Class A	1,247,153
27,897	Alamo Group Inc	579,979
75,065	Albany International Corp Class A	1,369,936
68,672	Altra Holdings Inc (a)	794,535
27,277	Armstrong World Industries Inc	939,420
10,151	Atlas Air Worldwide Holdings Inc (a)	337,927
28,510	AZZ Inc	1,105,333
26,039	Cognex Corp	705,917
103,524	Darling International Inc (a)	1,303,367
50,182	EnerSys (a)	1,004,644
23,473	Genesee & Wyoming Inc Class A (a)	1,091,964
25,398	Global Power Equipment Group Inc (a)	591,011
64,253	Griffon Corp (a)	525,590
17,403	Haynes International Inc	756,160
87,503	II-VI Inc (a)	1,531,302
48,336	John Bean Technologies Corp	689,271
23,484	Kirby Corp (a)	1,236,198
39,814	Koppers Holdings Inc	1,019,637
19,658	Leggett & Platt Inc	389,032
32,748	Littelfuse Inc	1,316,797
91,771	Methode Electronics Inc	681,858
10,675	Middleby Corp (a)	752,160
71,376	Movado Group Inc	869,360
32,212	MYR Group Inc (a)	568,220
37,358	Old Dominion Freight Line Inc (a)	1,082,261
25,837	Raven Industries Inc	1,245,343
19,628	RBC Bearings Inc (a)	667,156
47,568	Rofin-Sinar Technologies Inc (a)	913,306
20,944	Rogers Corp (a)	819,539
31,059	Thomas & Betts Corp (a)	1,239,565
24,779	TTM Technologies Inc (a)	235,648
10,779	Wabtec Corp	569,886
43,550	Waste Connections Inc	1,472,861

Shares		Value

Industrial — (continued)
31,721	Werner Enterprises Inc	$660,748

		30,313,084

Technology — 3.76%
61,098	Brocade Communications Systems Inc (a)	263,944
62,521	GSI Group Inc (a)	480,161
166,729	Lattice Semiconductor Corp (a)	875,327
61,858	Monotype Imaging Holdings Inc (a)	750,338
58,762	Progress Software Corp (a)	1,031,273
54,122	Semtech Corp (a)	1,141,974
72,149	SS&C Technologies Holdings Inc (a)	1,031,009
66,032	Teradyne Inc (a)(b)	727,012

		6,301,038

Utilities — 4.01%
30,527	Allete Inc	1,118,204
22,472	ITC Holdings Corp	1,740,007
46,445	Middlesex Water Co	792,816
68,425	UGI Corp	1,797,525
38,340	UIL Holdings Corp	1,262,536

		6,711,088

TOTAL COMMON STOCK — 90.24% (Cost $147,484,651)		$151,094,189

EXCHANGE TRADED FUNDS
Funds — 3.68%
96,000	iShares Russell 2000 Index Fund
		6,168,000

TOTAL EXCHANGE TRADED FUNDS — 3.68% (Cost $7,621,747)		$6,168,000

Principal Amount

SHORT TERM INVESTMENTS
$ 8,470,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	$8,470,000

TOTAL SHORT TERM INVESTMENTS — 5.06% (Cost $8,470,000)		$8,470,000

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 1,499,710	Undivided interest of 4.81% in a repurchase agreement (principal amount/value $31,200,000 with a maturity value of $31,200,234) with JP Morgan Securities, 0.09%, dated 9/30/11, to be repurchased at $1,499,710 on 10/3/11, collateralized by Fannie Mae, 2.26% - 5.71%, 1/1/19 - 8/1/41, with a value of $31,824,192.	$1,499,710

1,499,710	Undivided interest of 3.47% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $1,499,710 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	1,499,710

1,140,151	Undivided interest of 10.70% in a repurchase agreement (principal amount/value $10,659,636 with a maturity value of $10,659,663) with BNP Paribas Securities Corp, 0.03%, dated 9/30/11, to be repurchased at $1,140,151 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 4.25%, 11/15/21 - 2/15/41, with a value of $10,872,829.	1,140,151

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,756,497	Undivided interest of 5.02% in a repurchase agreement (principal amount/value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $1,756,497 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	$1,756,497

1,499,710	Undivided interest of 3.81% in a repurchase agreement (principal amount/value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $1,499,710 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	1,499,710

TOTAL SECURITIES LENDING COLLATERAL — 4.42% (Cost $7,395,778)		$7,395,778

TOTAL INVESTMENTS — 103.40% (Cost $170,972,176)		$173,127,967

OTHER ASSETS & LIABILITIES — (3.40)%		$(5,698,119)

TOTAL NET ASSETS — 100.00%		$167,429,848

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at September 30, 2011.
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Cayman Islands	$443,352	0.26%
United Kingdom	1,907,388	1.10
United States	164,972,808	98.64

Total	$173,127,967	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Exchange Traded Funds	Exchange traded close price.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description (a)	Level 1	Level 2	Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$148,739,145	$4,304	$—	$148,743,449
Foreign Common Stock	2,350,740	—	—	2,350,740
Exchange Traded Funds	6,168,000	—	—	6,168,000
Short Term Investments	—	8,470,000	—	8,470,000
Securities Lending Collateral	—	7,395,778	—	7,395,778

Total Investments	$157,257,885	$15,870,082	$0	$173,127,967

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $171,406,450. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $18,017,347 and gross depreciation of securities in which there was an excess of tax cost over value of $16,295,830 resulting in net appreciation of $1,721,517.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $7,177,259 and received collateral of $7,395,778 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 12.70%
35,118	Air Liquide SA (a)	$4,100,924
65,026	Akzo Nobel NV (a)	2,869,425
35,860	Bayer AG (a)	1,978,887
1,273	Givaudan SA (a)	992,805
51,039	Linde AG (a)	6,829,688
54,750	Rio Tinto PLC (a)	2,427,649
91,100	Shin-Etsu Chemical Co Ltd	4,468,785
51,817	Svenska Cellulosa AB (a)	630,924

		24,299,087

Communications — 4.64%
884,000	China Unicom Hong Kong Ltd (a)	1,797,273
43,000	HTC Corp (a)	944,146
92,730	MTN Group Ltd (a)	1,514,901
406,604	Singapore Telecommunications Ltd (a)	980,131
61,807	Wolters Kluwer NV (a)	1,003,039
285,257	WPP PLC	2,640,007

		8,879,497

Consumer, Cyclical — 8.93%
42,633	Burberry Group PLC (a)	773,528
31,142	Cie Financiere Richemont SA Class A (a)	1,387,232
332,680	Compass Group PLC (a)	2,681,365
85,200	Denso Corp (a)	2,738,935
155,300	Esprit Holdings Ltd (a)	188,083
51,920	Hennes & Mauritz AB (a)	1,554,581
75,600	Honda Motor Co Ltd (a)	2,214,691
60,300	Lawson Inc	3,413,291
1,272,400	Li & Fung Ltd (a)	2,123,104

		17,074,810

Consumer, Non-cyclical — 23.81%
61,852	Beiersdorf AG (a)	3,309,661
63,838	Danone (a)	3,924,321
226,522	Diageo PLC (a)	4,317,272
655,063	Hays PLC (a)	701,549
133,579	Heineken NV	6,002,384
21,204	Merck KGaA (a)	1,736,786
108,588	Nestle SA (a)	5,978,063
39,108	Pernod-Ricard SA (a)	3,061,862
73,363	Randstad Holding NV (a)	2,338,858
87,714	Reckitt Benckiser Group PLC	4,442,954
23,869	Roche Holding AG (a)	3,855,133
12,578	Sonova Holding AG (a)	1,141,263
7,116	Synthes Inc (a)(b)	1,151,613
613,840	Tesco PLC	3,595,151

		45,556,870

Diversified — 2.71%
88,100	Keppel Corp Ltd (a)	516,641

Shares		Value

Diversified — (continued)
35,354	LVMH Moet Hennessy Louis Vuitton SA (a)	$4,666,729

		5,183,370

Energy — 5.01%
68,373	BG Group PLC (a)	1,308,042
624,000	CNOOC Ltd (a)	1,003,327
625	Inpex Corp	3,838,185
111,510	Royal Dutch Shell PLC Class A (a)	3,444,476

		9,594,030

Financial — 19.67%
499,400	AIA Group Ltd (a)	1,414,271
260,705	Banco Santander SA (a)	2,131,491
334,834	Barclays PLC (a)	820,881
196,600	BM&FBovespa SA	906,540
36,749	Deutsche Boerse AG (c)	1,858,596
28,120	Erste Group Bank AG (a)	717,169
715,392	HSBC Holdings PLC	5,478,871
83,490	ICICI Bank Ltd Sponsored ADR	2,898,773
424,861	ING Groep NV (c)	2,996,900
111,218	Julius Baer Group Ltd	3,716,702
7,883	Komercni Banka AS (a)	1,462,055
283,700	Nomura Holdings Inc (a)	1,034,629
142,689	QBE Insurance Group Ltd (a)	1,752,251
173,801	Standard Chartered PLC	3,466,165
30,436	Swiss Re AG (c)	1,427,779
231,837	UBS AG (c)	2,651,884
148,990	Westpac Banking Corp (a)	2,885,224

		37,620,181

Industrial — 10.73%
69,300	Canadian National Railway Co	4,613,994
16,700	FANUC Corp (a)	2,300,356
598,000	Hon Hai Precision Industry Co Ltd (a)(c)	1,332,599
152,000	Hoya Corp (a)	3,524,052
75,474	Legrand SA	2,352,852
80,685	Schneider Electric SA (a)	4,317,891
134,615	Smiths Group PLC (a)	2,076,413

		20,518,157

Technology — 9.26%
127,156	Amadeus IT Holding SA (a)	2,031,540
71,150	Canon Inc (a)	3,230,641
14,596	Dassault Systemes SA (a)	1,030,696
32,560	Infosys Ltd Sponsored ADR (d)	1,662,839
9,453	Samsung Electronics Co Ltd GDR (a)(b)	3,313,200
59,050	SAP AG (a)	3,004,590

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Technology — (continued)
301,847	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	$3,450,111

		17,723,617

Utilities — 0.38%
15,785	Red Electrica Corp SA (a)	719,303

TOTAL COMMON STOCK — 97.84% (Cost $194,684,242)		$ 187,168,922

Principal Amount

SHORT TERM INVESTMENTS
2,480,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	2,480,000

TOTAL SHORT TERM INVESTMENTS — 1.30% (Cost $2,480,000)		$2,480,000

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 999,776	Undivided interest of 2.31% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $999,776 on 10/3/11, collateralized by various U.S. Government or agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	$999,776

314,730	Undivided interest of 0.90% in a repurchase agreement (principal amount/value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $314,730 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	314,730

TOTAL SECURITIES LENDING COLLATERAL — 0.69% (Cost $1,314,506)		$1,314,506

TOTAL INVESTMENTS — 99.83% (Cost $198,478,748)		$190,963,428

OTHER ASSETS & LIABILITIES — 0.17%		$325,134

TOTAL NET ASSETS — 100.00%		$191,288,562

(a)

Security is fair valued under procedures adopted by the Board of Directors. At September 30, 2011 , the aggregate market value of securities trading outside the U.S. was $121,286,159, representing 63.40% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

(b)	Restricted security; at September 30, 2011, the aggregate cost and market value of the securities was $3,855,704 and $4,464,813, respectively, representing 2.33% of net assets.
(c)	Non-income producing security
(d)	A portion or all of the security is on loan at September 30, 2011.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Australia	$4,637,476	2.42%
Austria	717,169	0.38
Brazil	906,540	0.47
Canada	4,613,994	2.42
Czech Republic	1,462,055	0.77
France	23,455,276	12.28
Germany	18,718,208	9.80
Hong Kong	6,526,058	3.42
India	2,898,773	1.52
Japan	26,763,565	14.02
Netherlands	15,210,606	7.97
Singapore	1,496,772	0.78
South Africa	1,514,901	0.79
South Korea	3,313,200	1.73
Spain	4,882,333	2.56
Sweden	2,185,505	1.14
Switzerland	22,302,474	11.68
Taiwan	5,726,856	3.00
United Kingdom	38,174,322	19.99
United States	5,457,345	2.86

Total	$190,963,428	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL GROWTH PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim MFS International Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description (a)	Level 1	Level 2		Level 3	Total

Assets

Equity Investments:
Domestic Common Stocks	$1,662,839	$—		$—	$1,662,839
Foreign Common Stocks	23,810,061	161,696,022	(b)	—	185,506,083
Short Term Investments	—	2,480,000		—	2,480,000
Securities Lending Collateral	—	1,314,506		—	1,314,506

Total Investments	$25,472,900	$165,490,528		$0	$190,963,428

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $161,696,022 of investments securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually.Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $202,159,878. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,705,704 and gross depreciation of securities in which there was an excess of tax cost over value of $21,902,154 resulting in net depreciation of $11,196,450.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $1,283,504 and received collateral of $1,314,506 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 4.67%
61,823	Bayer AG	$3,411,622
7,492	Brenntag AG (a)	649,926
2,788	Givaudan SA	2,174,343
50,500	Shin-Etsu Chemical Co Ltd (a)	2,477,208
54,726	Symrise AG (a)	1,264,865
		9,977,964

Communications — 12.62%
588,000	China Unicom Hong Kong Ltd (a)	1,195,471
1,362	Fuji Media Holdings Inc (a)	1,958,171
1,008	KDDI Corp (a)	6,939,435
195,746	Koninklijke KPN NV (a)	2,578,170
13,850	Nippon Television Network Corp (a)	2,003,017
177,889	Nokia OYJ (a)	1,005,919
196,969	TDC A/S (a)	1,609,171
1,170,324	Telecom Italia SpA (a)	1,138,172
208,332	Telefonaktiebolaget LM Ericsson (a)	2,000,407
77,334	UBM PLC (a)	537,607
2,325,228	Vodafone Group PLC	5,990,986
		26,956,526

Consumer, Cyclical — 4.46%
378,810	Compass Group PLC	3,053,168
115,100	Daiei Inc (a)(b)(c)	423,039
424,289	Esprit Holdings Ltd	513,853
51,700	Lawson Inc (a)	2,926,486
17,500	Sankyo Co Ltd (a)	946,929
19,680	USS Co Ltd (a)	1,673,328
		9,536,803

Consumer, Non-cyclical — 35.19%
678	Barry Callebaut AG (a)	570,827
128,412	Brambles Ltd (a)	791,628
129,307	British American Tobacco PLC (a)	5,459,046
204,315	Bunzl PLC (a)	2,433,127
77,693	Danone	4,776,032
310,921	GlaxoSmithKline PLC (a)	6,413,496
131,982	Heineken NV	5,930,623
20,200	Hisamitsu Pharmaceutical Co Inc (a)(c)	970,589
1,012	Japan Tobacco Inc (a)	4,733,690
223,700	Kao Corp (a)	6,231,016
39,800	Kobayashi Pharmaceutical Co Ltd (a)	2,137,996
49,500	Kose Corp (a)	1,260,838
62,200	Miraca Holdings Inc (a)	2,733,923
114,215	Nestle SA	6,287,844
41,300	Nihon Kohden Corp (a)	1,112,264
54,347	Reckitt Benckiser Group PLC (a)	2,752,824
42,684	Rhoen Klinikum AG (a)	864,340
33,086	Roche Holding AG	5,343,790
76,934	Sanofi (a)	5,060,459
48,500	Santen Pharmaceutical Co Ltd (a)	2,038,375
182,425	Smith & Nephew PLC (a)	1,639,581

Shares		Value

Consumer, Non-cyclical — (continued)
22,673	Swedish Match AB (a)	$748,238
13,561	Synthes Inc (a)(d)	2,194,635
457,499	Tesco PLC (a)	2,679,490
		75,164,671

Energy — 6.32%
837,984	BP PLC (a)	5,023,653
425	Inpex Corp (a)	2,609,966
189,998	Royal Dutch Shell PLC Class A	5,868,922
		13,502,541

Financial — 14.57%
131,113	Amlin PLC (a)	576,035
175,526	Catlin Group Ltd (a)	1,016,188
118,000	Chiba Bank Ltd (a)	818,441
611,000	Daiwa Securities Group Inc (a)(c)	2,281,631
148,664	Deutsche Wohnen AG (a)	1,975,257
148,496	DnB NOR ASA (a)	1,479,936
9,833	Euler Hermes SA (a)	593,451
51,776	GSW Immobilien AG (b)	1,474,042
122,000	Hachijuni Bank Ltd (a)	747,338
270,191	Hiscox Ltd	1,545,969
484,078	HSBC Holdings PLC (a)	3,707,339
252,995	ING Groep NV (a)(b)	1,784,586
127,884	Jardine Lloyd Thompson Group PLC (a)	1,251,338
178,000	Joyo Bank Ltd (a)	828,102
26,713	Julius Baer Group Ltd (a)	892,700
9,882	Jyske Bank A/S (a)(b)	292,401
9,757	Muenchener Rueckversicherungs AG (a)	1,211,785
142,500	Sapporo Hokuyo Holdings Inc (a)	504,972
110,785	SNS REAAL NV (a)(b)	274,848
73,400	Sumitomo Mitsui Financial Group Inc (a)	2,068,088
49,639	Swiss Re AG (b)	2,328,608
17,735	Sydbank A/S (a)	313,666
622,306	UniCredit SpA (a)	659,873
83,579	Unione di Banche Italiane SCPA (a)	309,406
10,513	Zurich Financial Services AG (a)	2,189,905
		31,125,905

Industrial — 8.59%
786,009	Cobham PLC (a)	2,126,442
136,050	Deutsche Post AG (a)	1,741,817
9,489	Geberit AG (a)	1,752,048
52,300	Glory Ltd (a)	1,229,437
257,974	Halma PLC (a)	1,260,508
217,000	Konica Minolta Holdings Inc (a)	1,487,907
60,597	Legrand SA (a)	1,889,071
12,181	Schindler Holding AG (a)	1,291,232
52,054	Spectris PLC (a)	941,317
179,000	Venture Corp Ltd (a)	906,570

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Industrial — (continued)
203,700	Yamato Holdings Co Ltd (a)	$ 3,713,710
		18,340,059

Technology — 8.67%
222,200	Acer Inc Sponsored GDR (c)	1,374,396
154,099	Amadeus IT Holding SA	2,462,002
24,189	ASM International NV (a)(b)	599,246
108,020	Asustek Computer Inc (a)	805,004
176,162	Computershare Ltd (a)	1,254,359
34,334	Neopost SA (a)	2,517,553
115,600	Nomura Research Institute Ltd (a)	2,640,664
9,620	Obic Co Ltd (a)	1,869,795
3,323	Samsung Electronics Co Ltd (a)	2,320,305
234,200	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	2,676,906

		18,520,230

TOTAL COMMON STOCK — 95.09% (Cost $201,318,368)		$ 203,124,699

PREFERRED STOCK
Consumer, Non-cyclical — 1.38%
55,346	Henkel AG & Co KGaA (a)	2,942,857

TOTAL PREFERRED STOCK — 1.38% (Cost $2,245,015)		$ 2,942,857

Contract Value

PURCHASED OPTIONS
875,781,000	Japanese Yen Put, strike price 84.8, expiration date August 2011	126,124

TOTAL PURCHASED OPTIONS — 0.06% (Cost $186,155)		$ 126,124

Principal Amount		Value

Short Term Investments — 2.64%
5,635,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	5,635,000
TOTAL SHORT TERM INVESTMENTS — 2.64% (Cost $5,635,000)		$ 5,635,000

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 366,045	Undivided interest of 3.43% in a repurchase agreement (principal amount/value $10,659,636 with a maturity value of $10,659,663) with BNP Paribas Securities Corp, 0.03%, dated 9/30/11, to be repurchased at $366,045 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 4.25%, 11/15/21 - 2/15/41, with a value of $10,872,829.	$366,045

999,888	Undivided interest of 2.86% in a repurchase agreement (principal amount/value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $999,888 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	999,888

999,888	Undivided interest of 2.54% in a repurchase agreement (principal amount/value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $999,888 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	999,888

999,888	Undivided interest of 2.31% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $999,888 on 10/3/11, collateralized by various U.S. Government or agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	999,888

TOTAL SECURITIES LENDING COLLATERAL — 1.57% (Cost $3,365,709)		$ 3,365,709

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

TOTAL INVESTMENTS — 100.74% (Cost $212,750,247)	$	215,194,389

OTHER ASSETS & LIABILITIES — (0.74)%	$	(1,589,263)

TOTAL NET ASSETS — 100.00%	$	213,605,126

(a)

Security is fair valued under procedures adopted by the Board of Directors. At September 30, 2011 , the aggregate market value of securities trading outside the U.S. was $150,854,450, representing 70.63% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

(b)	Non-income producing security
(c)	A portion or all of the security is on loan at September 30, 2011.
(d)	Restricted security; at September 30, 2011, the aggregate cost and market value of the securities was $1,669,537 and $2,194,635, respectively, representing 1.03% of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MFS INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Australia	$2,045,987	0.95%
Bermuda	2,562,156	1.19
Denmark	2,215,239	1.03
Finland	1,005,919	0.47
France	14,836,566	6.89
Germany	15,536,511	7.22
Hong Kong	1,709,325	0.79
Ireland	537,607	0.25
Italy	2,107,451	0.98
Japan	61,492,479	28.58
Netherlands	11,167,472	5.19
Norway	1,479,936	0.69
Singapore	906,570	0.42
South Korea	2,320,305	1.08
Spain	2,462,001	1.14
Sweden	2,748,645	1.28
Switzerland	25,025,933	11.63
Taiwan	4,856,306	2.26
United Kingdom	51,177,272	23.78
United States	9,000,709	4.18

Total	$215,194,389	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

Maxim MFS International Value Portfolio

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim MFS International Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term growth of capital. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:

Purchased Options	Reported trades, option models, swap curves, currency volatility, net present value of cash flows and news sources.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description (a)	Level 1	Level 2		Level 3	Total

Assets

Equity Investments:
Foreign Common Stocks	$13,956,148	$189,168,551	(b)	$—	$203,124,699
Preferred Stock	—	2,942,857	(b)	—	2,942,857
Derivative Investments:
Purchased Options	—	126,124		—	126,124
Short Term Investments	—	5,635,000		—	5,635,000
Securities Lending Collateral	—	3,365,709		—	3,365,709

Total Investments	$13,956,148	$201,238,241		$0	$215,194,389

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

(b)Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $192,111,408 of investments securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Options

As part of its investment strategy the Portfolio purchases options. When the Portfolio purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $214,332,107. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $18,707,966 and gross depreciation of securities in which there was an excess of tax cost over value of $17,845,684 resulting in net appreciation of $862,282.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio purchases call or put options for a premium. Purchased call options are used as a reduction of exposure to an anticipated increase in the dollar cost of securities or currency to be acquired, or to increase the Portfolio’s exposure to an underlying instrument. Purchasing put options reduces exposure to a decline in the value of Portfolio securities or currency. The risk in purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $3,196,499 and received collateral of $3,365,709 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.29%
2,701	Airgas Inc	$172,378
10,572	Cabot Corp	261,974
13,230	CF Industries Holdings Inc	1,632,450
7,594	Domtar Corp	517,683
5,093	Eastman Chemical Co	349,023
31,499	Huntsman Corp	304,595
17,169	MeadWestvaco Corp	421,671
22,637	Reliance Steel & Aluminum Co	769,884
4,260	Titanium Metals Corp (a)	63,815

		4,493,473

Communications — 5.88%
12,353	Amdocs Ltd (b)	335,013
15,101	AOL Inc (a)(b)	181,212
16,883	Cablevision Systems Corp Class A	265,570
9,426	Clear Channel Outdoor Holdings Inc Class A (b)	88,227
97,096	DISH Network Corp Class A (b)	2,433,226
18,095	EchoStar Corp Class A (b)	409,128
8,431	General Cable Corp (b)	196,864
54,231	Liberty Interactive Corp Class A (b)	800,992
2,467	Liberty Media Corp - Liberty Starz Class A (b)	156,802
20,669	Motorola Mobility Holdings Inc (b)	780,875
1,052	Netflix Inc (a)(b)	119,044
24,756	NeuStar Inc Class A (b)	622,366
14,274	Telephone & Data Systems Inc (a)	303,322
49,758	Tellabs Inc	213,462
3,456	TIBCO Software Inc (b)	77,380
12,818	United States Cellular Corp (b)	508,234
8,900	VeriSign Inc	254,629
12,046	Virgin Media Inc	293,320

		8,039,666

Consumer, Cyclical — 10.52%
10,178	Alaska Air Group Inc (b)	572,920
9,820	Autoliv Inc	476,270
9,289	AutoNation Inc (b)	304,493
12,253	Barnes & Noble Inc (a)	144,953
34,098	Best Buy Co Inc	794,483
9,387	Big Lots Inc (b)	326,949
2,376	Cheesecake Factory Inc (b)	58,568
4,350	Choice Hotels International Inc	129,282
8,331	Cintas Corp	234,434
9,059	Copa Holdings SA Class A	555,045
3,402	Copart Inc (b)	133,086
12,621	Dick’s Sporting Goods Inc (b)	422,299
5,299	Dollar Tree Inc (b)	398,008
12,334	Family Dollar Stores Inc	627,307
16,924	Federal-Mogul Corp Class A (b)	249,629
19,854	Foot Locker Inc	398,867
5,092	Fossil Inc (b)	412,758
14,782	GameStop Corp Class A (a)(b)	341,464
2,945	Genuine Parts Co	149,606
15,918	Harman International Industries Inc	454,936

Shares		Value

Consumer, Cyclical — (continued)
54,392	Ingram Micro Inc Class A (b)	$877,343
12,653	JC Penney Co Inc (a)	338,847
2,095	Life Time Fitness Inc (b)	77,201
32,357	Ltd Brands Inc	1,246,068
4,472	Lululemon Athletica Inc (b)	217,563
4,007	Madison Square Garden Co Class A (b)	91,360
29,544	Mohawk Industries Inc (b)	1,267,733
1,773	MSC Industrial Direct Co Class A	100,104
1,688	Panera Bread Co Class A (b)	175,451
6,456	Polaris Industries Inc	322,606
11,170	Regal Entertainment Group Class A	131,136
42,443	Saks Inc (a)(b)	371,376
6,451	Signet Jewelers Ltd (b)	218,044
4,487	Tempur-Pedic International Inc (b)	236,061
6,198	Toro Co	305,376
14,525	Watsco Inc	742,228
45,289	Wendy’s Co	207,877
4,617	WESCO International Inc (b)	154,900
1,287	Whirlpool Corp	64,234
373	WW Grainger Inc	55,778

		14,386,643

Consumer, Non-cyclical — 17.21%
6,396	Apollo Group Inc Class A (b)	253,345
725	Bio-Rad Laboratories Inc Class A (b)	65,808
134,550	Boston Scientific Corp (b)	795,190
6,928	CareFusion Corp (b)	165,926
7,660	Cephalon Inc (b)	618,162
7,513	Clorox Co	498,337
13,899	Convergys Corp (b)	130,373
1,167	Cooper Cos Inc	92,368
5,151	Covance Inc (b)	234,113
41,445	Coventry Health Care Inc (b)	1,194,030
30,055	Dean Foods Co (b)	266,588
3,956	DENTSPLY International Inc	121,410
3,387	Flowers Foods Inc (a)	65,911
34,537	Forest Laboratories Inc (b)	1,063,394
6,008	Green Dot Corp Class A (a)(b)	188,170
29,552	Health Net Inc (b)	700,678
3,380	Herbalife Ltd	181,168
21,243	Hill-Rom Holdings Inc	637,715
78,656	Hormel Foods Corp (a)	2,125,285
32,691	Humana Inc	2,377,616
6,160	Lancaster Colony Corp (a)	375,822
2,941	Lender Processing Services Inc	40,262
42,271	Lorillard Inc	4,679,400
25,095	Manpower Inc	843,694
8,775	Masimo Corp	189,979
3,488	Molson Coors Brewing Co Class B	138,160
17,724	Moody’s Corp (a)	539,696
1,711	Omnicare Inc	43,511
2,302	Robert Half International Inc	48,848
14,940	RR Donnelley & Sons Co	210,953
31,179	Safeway Inc	518,507
6,226	SAIC Inc (b)	73,529

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
2,719	Scotts Miracle-Gro Co Class A (a)	$121,267
28,052	SEI Investments Co	431,440
5,712	Smithfield Foods Inc (b)	111,384
59,675	SUPERVALU Inc (a)	397,435
123,494	Tyson Foods Inc Class A	2,143,856
3,836	United Therapeutics Corp (b)	143,812
1,979	Universal Corp	70,967
11,752	Warner Chilcott PLC Class A (b)	168,054
12,615	WellCare Health Plans Inc (b)	479,118

		23,545,281

Diversified — 0.31%
18,854	Leucadia National Corp	427,609

Energy — 6.73%
22,410	Cimarex Energy Co	1,248,237
10,037	Dril-Quip Inc (b)	541,095
13,419	Energen Corp	548,703
39,266	Exterran Holdings Inc (a)(b)	381,666
4,319	Helix Energy Solutions Group Inc (b)	56,579
13,558	HollyFrontier Corp	355,491
8,040	Murphy Oil Corp	355,046
1,783	Oil States International Inc (b)	90,790
2,399	SEACOR Holdings Inc	192,424
19,527	Sunoco Inc	605,532
82,694	Tesoro Corp (b)	1,610,052
180,887	Valero Energy Corp	3,216,171

		9,201,786

Financial — 28.19%
16,084	Allied World Assurance Co Holdings AG	863,872
9,010	American Capital Ltd (b)	61,448
6,337	American Financial Group Inc	196,891
4,113	American National Insurance Co	284,825
9,963	Ameriprise Financial Inc	392,144
5,686	Aon Corp	238,698
3,240	Apartment Investment & Management Co Class A REIT	71,669
2,390	Arch Capital Group Ltd (b)	78,093
49,228	Aspen Insurance Holdings Ltd	1,134,213
15,721	Assurant Inc	562,812
31,511	AvalonBay Communities Inc REIT (a)	3,593,829
2,026	BankUnited Inc	42,060
45,587	BRE Properties Inc REIT	1,930,153
2,963	Cincinnati Financial Corp	78,016
11,049	CIT Group Inc (b)	335,558
5,359	City National Corp	202,356
20,889	CNA Financial Corp	469,376
20,941	Comerica Inc	481,015
2,873	Digital Realty Trust Inc REIT (a)	158,475
49,656	Discover Financial Services	1,139,109
7,503	East West Bancorp Inc	111,870
10,155	Equity Residential REIT	526,740
14,877	Everest Re Group Ltd	1,180,936

Shares		Value

Financial — (continued)
8,344	Federal Realty Investment Trust REIT	$687,629
36,888	Federated Investors Inc Class B (a)	646,647
47,254	Fifth Third Bancorp	477,265
818	First Citizens BancShares Inc Class A	117,416
6,139	First Niagara Financial Group Inc	56,172
7,470	First Republic Bank/San Francisco CA (b)	173,005
12,020	FirstMerit Corp	136,547
77,083	Fulton Financial Corp	589,685
6,047	Hanover Insurance Group Inc	214,668
6,781	Hartford Financial Services Group Inc	109,445
23,051	HCP Inc REIT	808,168
19,147	Host Hotels & Resorts Inc REIT	209,468
111,761	Hudson City Bancorp Inc	632,567
52,585	KeyCorp	311,829
11,787	Legg Mason Inc	303,044
6,000	Liberty Property Trust REIT	174,660
20,671	Lincoln National Corp	323,088
16,040	M&T Bank Corp	1,121,196
2,090	Mack-Cali Realty Corp REIT	55,907
9,311	Mercury General Corp	357,077
46,168	New York Community Bancorp Inc	549,399
23,972	Old Republic International Corp	213,830
6,043	PartnerRe Ltd	315,868
47,017	Plum Creek Timber Co Inc REIT	1,631,960
189,217	Popular Inc (b)	283,825
1,893	Potlatch Corp REIT	59,667
12,743	Progressive Corp	226,316
57,911	ProLogis Inc REIT	1,404,342
22,133	Protective Life Corp	345,939
2,034	Raymond James Financial Inc	52,803
62,005	Rayonier Inc REIT	2,281,164
10,122	Realty Income Corp REIT	326,333
19,018	Regency Centers Corp REIT	671,906
69,390	Regions Financial Corp	231,069
8,447	Senior Housing Properties Trust REIT	181,948
2,531	SL Green Realty Corp REIT	147,178
68,039	SunTrust Banks Inc	1,221,300
3,457	SVB Financial Group (b)	127,909
3,186	T Rowe Price Group Inc	152,195
25,335	TCF Financial Corp	232,069
85,556	Unum Group	1,793,254
5,876	Valley National Bancorp (a)	62,227
12,523	Vornado Realty Trust REIT	934,466
10,655	Washington Federal Inc	135,745
30,343	Weyerhaeuser Co REIT	471,834
3,835	White Mountains Insurance Group Ltd	1,556,051
29,009	WR Berkley Corp	861,277
23,438	XL Group PLC	440,634

		38,552,149

Industrial — 6.96%
1,974	Acuity Brands Inc	71,143
5,129	Alliant Techsystems Inc	279,582

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Industrial — (continued)
4,514	Aptargroup Inc	$201,640
4,388	Armstrong World Industries Inc	151,123
4,255	BE Aerospace Inc (b)	140,883
2,062	Clean Harbors Inc (b)	105,781
1,435	Dover Corp	66,871
12,097	Eaton Corp	429,443
2,765	Esterline Technologies Corp (b)	143,338
4,607	Fluor Corp	214,456
1,509	Gardner Denver Inc	95,897
11,246	Ingersoll-Rand PLC Class A	315,900
1,420	Kansas City Southern (b)	70,943
7,849	KBR Inc	185,472
18,257	L-3 Communications Holdings Inc	1,131,386
13,400	Lincoln Electric Holdings Inc	388,734
18,409	National Instruments Corp	420,830
1,711	Pall Corp	72,546
7,767	Parker Hannifin Corp	490,331
2,752	Rock-Tenn Co Class A	133,967
14,658	Rockwell Automation Inc	820,848
6,258	Rockwell Collins Inc	330,172
8,626	Sonoco Products Co	243,512
2,400	Stanley Black & Decker Inc	117,840
3,682	Tech Data Corp (b)	159,173
23,286	Textron Inc	410,765
20,169	Timken Co	661,947
9,244	Trinity Industries Inc	197,914
13,678	URS Corp (b)	405,689
79,835	Vishay Intertechnology Inc (b)	667,421
18,839	Werner Enterprises Inc	392,416

		9,517,963

Technology — 4.66%
60,834	Activision Blizzard Inc (b)	723,925
6,337	Autodesk Inc (b)	176,042
13,625	Computer Sciences Corp	365,831
6,239	Diebold Inc	171,635
23,896	Fairchild Semiconductor International Inc (b)	258,077
4,950	Fidelity National Information Services Inc	120,384
1,205	Fiserv Inc (b)	61,178
6,667	Fortinet Inc (b)	112,006
124,510	Integrated Device Technology Inc (b)	641,226
21,777	Intuit Inc (b)	1,033,101
7,409	Lexmark International Inc Class A (b)	200,265
30,376	LSI Corp (b)	157,348
1,507	Mantech International Corp Class A	47,290
17,668	Marvell Technology Group Ltd (b)	256,716
5,283	Mentor Graphics Corp (b)	50,822
12,359	Micron Technology Inc (b)	62,289
7,098	Quest Software Inc (b)	112,716
2,639	Riverbed Technology Inc (b)	52,674
4,461	Seagate Technology PLC	45,859
19,783	Synopsys Inc (b)	481,914
1,779	VeriFone Systems Inc (b)	62,301

Shares		Value

Technology — (continued)
46,063	Western Digital Corp (b)	$1,184,740

		6,378,339

Utilities — 14.68%
3,302	Alliant Energy Corp	127,721
76,511	Ameren Corp	2,277,732
7,403	American Water Works Co Inc	223,423
14,265	Atmos Energy Corp	462,899
1,819	Black Hills Corp (a)	55,734
6,622	Consolidated Edison Inc	377,586
7,913	Constellation Energy Group Inc	301,169
19,191	DPL Inc	578,417
23,521	DTE Energy Co	1,152,999
24,601	Edison International	940,988
4,843	Entergy Corp	321,043
11,962	Great Plains Energy Inc	230,867
37,061	Integrys Energy Group Inc	1,801,906
49,647	MDU Resources Group Inc	952,726
104,192	NiSource Inc (a)	2,227,625
18,062	Northeast Utilities	607,786
35,380	NRG Energy Inc (b)	750,410
2,393	NSTAR	107,230
25,472	NV Energy Inc	374,693
16,770	Pepco Holdings Inc	317,288
31,951	Pinnacle West Capital Corp	1,371,976
31,077	PNM Resources Inc	510,595
26,072	Progress Energy Inc	1,348,444
2,007	SCANA Corp	81,183
39,977	Sempra Energy	2,058,816
13,185	UGI Corp	346,370
6,497	Westar Energy Inc (a)	171,651

		20,079,277

TOTAL COMMON STOCK — 98.43% (Cost $129,543,348)		$134,622,186

Principal Amount

SECURITIES LENDING COLLATERAL
$ 1,999,779	Undivided interest of 5.21% in a repurchase agreement (Principal Amount/Value $38,390,031 with a maturity value of $38,390,319) with HSBC Securities (USA) Inc, 0.09%, dated 9/30/11, to be repurchased at $1,999,779 on 10/3/11, collateralized by Fannie Mae, 3.50% - 6.00%, 9/1/25 - 4/1/41, with a value of $39,158,120.	$1,999,779

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Bermuda	$4,422,857	2.99%
Canada	735,246	0.50
Cayman Islands	181,168	0.12
Ireland	970,447	0.66
Panama	555,045	0.38
United Kingdom	283,825	0.19
United States	140,550,573	95.16

Total	$147,699,161	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,972,078	Undivided interest of 18.50% in a repurchase agreement (Principal Amount/Value $10,659,636 with a maturity value of $10,659,663) with BNP Paribas Securities Corp, 0.03%, dated 9/30/11, to be repurchased at $1,972,078 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 4.25%, 11/15/21 - 2/15/41, with a value of $10,872,829.	$1,972,078

3,105,781	Undivided interest of 8.88% in a repurchase agreement (Principal Amount/Value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $3,105,781 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	3,105,781

1,999,779	Undivided interest of 4.62% in a repurchase agreement (Principal Amount/Value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $1,999,779 on 10/3/11, collateralized by various U.S. Government or agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	1,999,779

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,999,779	Undivided interest of 6.41% in a repurchase agreement (Principal Amount/Value $31,200,000 with a maturity value of $31,200,234) with JP Morgan Securities, 0.09%, dated 9/30/11, to be repurchased at $1,999,779 on 10/3/11, collateralized by Fannie Mae, 2.26% - 5.71%, 1/1/19 - 8/1/41, with a value of $31,824,192.	$1,999,779

1,999,779	Undivided interest of 5.09% in a repurchase agreement (Principal Amount/Value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $1,999,779 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	1,999,779

TOTAL SECURITIES LENDING COLLATERAL — 9.56% (Cost $13,076,975)		$13,076,975

TOTAL INVESTMENTS — 107.99% (Cost $142,620,323)		$147,699,161

OTHER ASSETS & LIABILITIES — (7.99)%		$(10,923,345)

TOTAL NET ASSETS — 100.00%		$136,775,816

(a)	A portion or all of the security is on loan at September 30, 2011.
(b)	Non-income producing security
REIT	Real Estate Investment Trust

At September 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation

S&P Mid 400 Emini Long Futures	14	$1,090,460	December 2011	$ (67,060)

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Securities Lending Collateral	Matures next day and therefore priced at par.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description(a)	Level 1	Level 2	Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$127,473,598	$—	$—	$127,473,598
Foreign Common Stock	7,148,588	—	—	7,148,588
Securities Lending Collateral	—	13,076,975	—	13,076,975

Total Assets	$134,622,186	$13,076,975	$0	$147,699,161

Liabilities
Futures Contracts Variation Margin	$30,776	$—	$—	$30,776

Total Liabilities	$30,776	$—	$0	$30,776

Total	$134,591,410	$13,076,975	$0	$147,668,385

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

All tax years since inception of the Portfolio in 2008 are open to examination by U.S. federal or state tax authorities.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $143,280,829. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $17,033,038 and gross depreciation of securities in which there was an excess of tax cost over value of $12,614,706 resulting in net appreciation of $4,418,332.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $12,768,742 and received collateral of $13,076,975 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 0.01%
$ 46,744	Federal Home Loan Mortgage Corp(a)
	2.69%, 12/25/2029	$46,744

Financial — 0.62%
3,000,000	Bank of the West
	2.15%, 03/27/2012	3,028,685

TOTAL BONDS AND NOTES — 0.63% (Cost $3,075,429)		$3,075,429

SHORT TERM INVESTMENTS
	Federal Farm Credit Banks Funding Corp
10,000,000	0.01%, 10/05/2011	9,999,989
10,000,000	0.01%, 10/20/2011	9,999,947
15,000,000	0.02%, 10/24/2011	14,999,808
	Federal Home Loan Bank
25,000,000	0.01%, 10/03/2011	24,999,986
20,000,000	0.00%, 10/05/2011(b)	19,999,998
5,690,000	0.01%, 10/06/2011	5,689,992
54,700,000	0.01%, 10/07/2011	54,699,911
65,000,000	0.01%, 10/12/2011	64,999,882
3,000,000	0.02%, 10/19/2011	2,999,970
5,000,000	0.01%, 10/21/2011	4,999,986
	Federal Home Loan Mortgage Corp
7,656,000	0.01%, 10/03/2011	7,655,997
29,488,000	0.00%, 10/04/2011(b)	29,487,992
17,895,000	0.00%, 10/06/2011(b)	17,894,992
1,230,000	0.02%, 10/07/2011	1,229,996
5,200,000	0.01%, 10/11/2011	5,199,982
500,000	0.02%, 10/17/2011	499,996
18,980,000	0.01%, 10/24/2011	18,979,858
	Federal National Mortgage Association
33,897,000	0.01%, 10/03/2011	33,896,983
5,000,000	0.01%, 10/04/2011	4,999,997
9,755,000	0.01%, 10/05/2011	9,754,995

Principal Amount		Value

Short Term Investments — (continued)
$ 11,500,000	0.01%, 10/12/2011	$11,499,958

2,000,000	0.00%, 10/19/2011(b)	1,999,999
1,000,000	0.00%, 10/26/2011(b)	999,999
1,470,000	0.02%, 11/02/2011	1,469,973
	International Bank for Reconstruction & Development
22,500,000	0.02%, 10/14/2011	22,499,837
2,110,000	0.03%, 11/03/2011	2,109,952
6,250,000	Tennessee Valley Authority
	0.00%, 10/20/2011(b)	6,249,997
50,000,000	U.S. Treasury Bills
	0.00%, 10/06/2011	50,000,000

Repurchase Agreements
24,235,000

Repurchase agreement (principal amount/value $24,235,000 with a maturity value of $24,235,081) with Credit Suisse, 0.04%, dated 9/30/11,to be repurchased at $24,235,081 on 10/3/11, collateralized by U.S. Treasury, 6.27%, 9/30/16, with a value of $24,719,806.

		24,235,000

24,500,000

Repurchase agreement (principal amount/value $24,500,000 with a maturity value of $24,500,238) with Bank of America, 0.05%, dated 9/30/11,to be repurchased at $24,500,238 on 10/3/11, collateralized by Fannie Mae, 4.50%, 12/1/40, with a value of $24,990,001.

		24,500,000
TOTAL SHORT TERM INVESTMENTS — 99.35% (Cost $488,554,972)		$488,554,972

TOTAL INVESTMENTS — 99.98% (Cost $491,630,401)		$491,630,401

OTHER ASSETS & LIABILITIES — 0.02%		$113,095

TOTAL NET ASSETS — 100.00%		$491,743,496

(a)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2011.
(b)	The security’s yield to maturity was less than 0.01%

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MONEY MARKET PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Money Market Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek as high a level of current income as is consistent with the preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Investments held by the Portfolio are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, 100% of the Portfolio’s investments are valued using amortized cost. Amortized cost closely approximates a security’s current fair value, but since the value is not derived from a quoted price in an active market, amortized securities are considered to be valued using Level 2 inputs. At no point during the quarter did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s investment classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Changing interest rates, changes in credit quality of the issuers, changes in credit ratings of the securities and general market conditions may affect the value and liquidity of securities held by the Portfolio. Changes in credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the Portfolio could cause the values of these securities to decline.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared daily and paid monthly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures:

Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM EQUITY INCOME PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Consumer, Cyclical — 0.28%
$ 528,000	WESCO International Inc
	6.00%, 09/15/2029	$748,440

Consumer, Non-cyclical — 2.69%
3,534,000	Alliance Data Systems Corp
	4.75%, 05/15/2014	7,227,030

Financial — 0.38%
1,805,000	MGIC Investment Corp
	5.00%, 05/01/2017	1,010,800

TOTAL BONDS AND NOTES — 3.35% (Cost $9,181,713)		$8,986,270

Shares

COMMON STOCK
Basic Materials — 2.51%
59,440	Ashland Inc	2,623,682
20,600	Cabot Corp	510,468
137,890	International Paper Co	3,205,942
17,000	LyondellBasell Industries NV Class A	415,310
		6,755,402

Communications — 12.90%
362,750	Cisco Systems Inc	5,618,998
295,650	Comcast Corp Class A	6,116,998
16,020	Harris Corp	547,403
758,130	Interpublic Group of Cos Inc	5,458,536
62,230	McGraw-Hill Cos Inc	2,551,430
57,900	News Corp Class A	895,713
14,280	QUALCOMM Inc	694,436
33,630	Telephone & Data Systems Inc	714,638
234,040	Tellabs Inc	1,004,032
154,710	Time Warner Inc	4,636,659
95,230	Verizon Communications Inc	3,504,464
114,500	Vodafone Group PLC Sponsored ADR	2,936,925
		34,680,232

Consumer, Cyclical — 5.98%
21,260	Autoliv Inc	1,031,110
102,400	CVS Caremark Corp	3,438,592
231,260	Ford Motor Co (a)	2,236,284
130,580	General Motors Co (a)	2,635,104
38,300	Hasbro Inc	1,248,963
88,990	Mattel Inc	2,303,951
85,200	Staples Inc	1,133,160
51,220	TRW Automotive Holdings Corp (a)	1,676,431

Shares		Value

Consumer, Cyclical — (continued)
13,190	Wyndham Worldwide Corp	$376,047
		16,079,642

Consumer, Non-cyclical — 19.28%
79,290	Aetna Inc	2,882,192
110,110	Avery Dennison Corp	2,761,559
138,690	Avon Products Inc	2,718,324
51,100	Baxter International Inc	2,868,754
87,300	CIGNA Corp	3,661,362
48,450	Covidien PLC	2,136,645
55,100	Dendreon Corp (a)	495,900
47,840	Jarden Corp	1,351,958
16,630	Johnson & Johnson	1,059,497
91,130	Kimberly-Clark Corp	6,471,141
78,620	Lincare Holdings Inc	1,768,950
29,890	Medtronic Inc	993,544
21,900	Merck & Co Inc	716,349
693,590	Pfizer Inc	12,262,671
102,950	Philip Morris International Inc	6,422,021
38,460	Quest Diagnostics Inc	1,898,386
48,360	RR Donnelley & Sons Co	682,843
18,700	Teva Pharmaceutical Industries Ltd Sponsored ADR	696,014
		51,848,110

Energy — 12.75%
25,720	Apache Corp	2,063,773
41,520	Chevron Corp	3,841,430
29,600	Exxon Mobil Corp	2,149,848
57,100	Hess Corp	2,995,466
63,800	Marathon Petroleum Corp	1,726,428
11,160	National Oilwell Varco Inc	571,615
25,700	Newfield Exploration Co (a)	1,020,033
12,180	Noble Energy Inc	862,344
105,690	Royal Dutch Shell PLC ADR Class A	6,502,049
51,200	Sunoco Inc	1,587,712
249,698	Total SA (b)	10,960,407
		34,281,105

Financial — 20.02%
26,970	Aflac Inc	942,602
24,300	Alterra Capital Holdings Ltd	460,971
124,300	Apollo Investment Corp	934,736
64,410	Ares Capital Corp	886,926
78,960	Assurant Inc	2,826,768
63,950	Assured Guaranty Ltd	702,811
325,660	Chimera Investment Corp REIT	902,078
29,400	Citigroup Inc	753,228
111,290	CreXus Investment Corp REIT	988,255
261,860	Discover Financial Services	6,007,068
12,240	Everest Re Group Ltd	971,611
163,270	Hartford Financial Services Group Inc	2,635,178
25,420	Invesco Ltd	394,264
26,800	JPMorgan Chase & Co	807,216

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM EQUITY INCOME PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Financial — (continued)
43,430	MetLife Inc	$1,216,474
354,583	MFA Financial Inc REIT	2,489,173
30,450	PartnerRe Ltd	1,591,622
310,760	Popular Inc (a)	466,140
54,140	Prudential Financial Inc	2,537,000
229,420	State Street Corp	7,378,147
44,718	Transatlantic Holdings Inc	2,169,717
130,090	US Bancorp	3,062,319
158,010	Validus Holdings Ltd	3,937,609
287,110	Wells Fargo & Co	6,925,093
97,745	XL Group PLC	1,837,603
		53,824,609

Industrial — 7.01%
6,470	Eaton Corp	229,685
24,100	Embraer SA ADR	611,417
20,070	Energizer Holdings Inc (a)	1,333,451
19,870	Hubbell Inc Class B	984,360
75,930	Ingersoll-Rand PLC Class A	2,132,874
15,260	L-3 Communications Holdings Inc	945,662
92,610	Northrop Grumman Corp	4,830,538
26,610	Parker Hannifin Corp	1,679,889
66,180	Sonoco Products Co	1,868,261
7,400	Stanley Black & Decker Inc	363,340
9,730	Thermo Fisher Scientific Inc (a)	492,727
1,700	Timken Co	55,794
81,770	Tyco International Ltd	3,332,127
		18,860,125

Technology — 4.89%
140,000	Applied Materials Inc	1,449,000
22,600	Atmel Corp (a)	182,382
5,850	BMC Software Inc (a)	225,576
39,900	CA Inc	774,459
56,340	Dun & Bradstreet Corp	3,451,388
34,360	EMC Corp (a)	721,216
2,900	Intel Corp	61,857
27,790	Lam Research Corp (a)	1,055,464
79,410	SanDisk Corp (a)	3,204,194
289,240	Xerox Corp	2,016,003
		13,141,539

Shares		Value

Utilities — 4.03%
340,230	AES Corp (a)	$3,320,645
74,100	Ameren Corp	2,205,957
4,600	Entergy Corp	304,934
165,070	NV Energy Inc	2,428,179
135,650	Pepco Holdings Inc	2,566,498
		10,826,213
TOTAL COMMON STOCK — 89.37% (Cost $277,644,975)		$240,296,977

PREFERRED STOCKS
Financial — 0.78%
276,414	2010 Swift Mandatory CommonExchange Security Trust (c)(d)	2,097,982

Technology — 0.83%
39,130	Unisys Corp	2,230,410

Utilities — 3.47%
58,762	Great Plains Energy Inc	3,525,720
107,005	PPL Corp	5,810,372
		9,336,092
TOTAL PREFERRED STOCKS — 5.08% (Cost $16,085,484)		$13,664,484

Principal Amount

SHORT TERM INVESTMENTS
$ 3,200,000	Federal Home Loan Mortgage Corp
	0.02%, 10/12/2011	$3,199,981
TOTAL SHORT TERM INVESTMENTS — 1.19% (Cost $3,199,981)		$3,199,981

TOTAL INVESTMENTS — 98.99% (Cost $306,112,153)		$266,147,712

OTHER ASSETS & LIABILITIES — 1.01%		$2,726,283

TOTAL NET ASSETS — 100.00%		$268,873,995

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM EQUITY INCOME PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

(a)	Non-income producing security
(b)

Security is fair valued under procedures adopted by the Board of Directors. At September 30, 2011 , the aggregate market value of securities trading outside the U.S. was $10,960,407, representing 4.08% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

(c)	Restricted security; at September 30, 2011, the aggregate cost and market value of the securities was $3,581,735 and $2,097,982, respectively, representing 0.78% of net assets.
(d)	Illiquid security; at September 30, 2011, the aggregate cost and market value of illiquid securities was $3,581,735 and $2,097,982, respectively, representing 0.78% of net assets.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM EQUITY INCOME PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Bermuda	$10,025,140	3.77%
Brazil	611,417	0.23
France	10,960,407	4.12
Ireland	6,107,122	2.29
Israel	696,014	0.26
Netherlands	415,310	0.16
United Kingdom	9,905,113	3.72
United States	227,427,189	85.45

Total	$266,147,712	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM EQUITY INCOME PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Putnam Equity Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on June 16, 2011. The investment objective of the Portfolio is to seek capital growth and current income. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Corporate Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description(a)	Level 1	Level 2		Level 3	Total

Assets
Bonds and Notes	$—	$8,986,270		$—	$8,986,270
Equity Investments:
Domestic Common Stock	201,576,455	—		—	201,576,455
Foreign Common Stock	27,760,115	10,960,407	(b)	—	38,720,522
Preferred Stocks	3,525,720	10,138,764		—	13,664,484
Short Term Investments	—	3,199,981		—	3,199,981

Total Investments	$232,862,290	$33,285,422		$0	$266,147,712

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $10,960,407 of investments securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $306,747,566. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of

$1,792,181 and gross depreciation of securities in which there was an excess of tax cost over value of $42,392,035 resulting in net depreciation of $40,599,854.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio had no securities on loan as of September 30, 2011.

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Bank Loans — 2.59%
$ 4,863	American Rock Salt Co
	4.50%, 04/25/2017	$4,607
600,000	Buffets Inc(a)(b)	0
	12.50%, 11/01/2014
70,000	Cctavius	66,062
	8.30%, 02/24/2017
39,501	CNO Financial Group Inc	39,073
	5.36%, 09/30/2016
174,563	Emergency Medical Service Corp	165,652
	3.99%, 04/05/2018
89,775	Exopack LLC	83,491
	5.26%, 05/06/2017
141,027	Frac Tech International LLC
	4.99%, 04/19/2016	138,295
	General Motors Corp
145,000	0.00%, 07/15/2023(c)	1,088
120,000	0.00%, 07/15/2033(c)	900
82,698	Golden Nugget Inc
	2.25%, 06/30/2014	66,641
59,850	Grifols SA TLB
	4.57%, 06/04/2016	58,593
258,700	IASIS Healthcare
	4.00%, 05/03/2018	240,914
	Ineos Holdings
118,109	5.05%, 12/16/2013	116,633
120,088	5.55%, 12/16/2014	118,587
184,507	J. Crew Group
	3.75%, 01/26/2018	164,269
69,825	Kar Auction Services Inc
	4.07%, 05/31/2017	67,556
335,548	Motor City TLB
	5.25%, 02/01/2017	323,385
155,000	Neiman Marcus Group Inc
	3.75%, 04/25/2018	143,526
54,862	Nortek Inc(d)
	4.24%, 04/12/2017	52,119
450,000	Novelis Inc
	8.75%, 12/15/2020	441,000
235,000	Revlon Consumer Products
	3.79%, 11/19/2017	226,892
96,753	Six Flags Exit TLB
	4.37%, 06/30/2016	95,544
165,000	Springleaf Finance Corp
	4.50%, 04/28/2017	143,962
60,000	Sram Corp
	7.28%, 11/12/2018	59,401
120,000	US Oncology Inc(a)(b)(c)
	0.00%, 08/15/2017	0

		2,818,190

Basic Materials — 6.22%
25,000	Catalyst Paper Corp(d)(e)
	11.00%, 12/15/2016	16,250
	Celanese US Holdings LLC
50,000	6.63%, 10/15/2018	51,688
180,000	5.88%, 06/15/2021	177,300
155,000	Compass Minerals International Inc
	8.00%, 06/01/2019	161,975

Principal Amount		Value

Basic Materials — (continued)
$ 45,000	Edgen Murray Corp
	12.25%, 01/15/2015	$40,331
145,000	Exopack Holding Corp(e)
	10.00%, 06/01/2018	135,575
365,000	Ferro Corp
	7.88%, 08/15/2018	365,000
	FMG Resources August 2006 Pty Ltd
90,000	7.00%, 11/01/2015(e)	83,700
255,000	6.88%, 02/01/2018(d)(e)	224,400
190,000	Freeport-McMoRan Copper & Gold Inc
	8.38%, 04/01/2017	203,775
110,000	Georgia-Pacific LLC(e)
	8.25%, 05/01/2016	121,587
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
100,000	8.88%, 02/01/2018	82,500
155,000	9.00%, 11/15/2020	113,538
	Huntsman International LLC
250,000	8.63%, 03/15/2020(f)	243,125
60,000	8.63%, 03/15/2021	57,450
200,000	Ineos Finance PLC(d)(e)
	9.00%, 05/15/2015	190,000
155,000	Ineos Group Holdings Ltd
	EUR, 7.88%, 02/15/2016	142,248
	Lyondell Chemical Co
100,000	8.00%, 11/01/2017(e)	107,750
904,786	11.00%, 05/01/2018	977,169
355,000	Momentive Performance Materials Inc
	9.00%, 01/15/2021	243,175
150,000	NewPage Corp(f)(g)(h)
	11.38%, 12/31/2014	111,375
135,000	Nexeo Solutions LLC / Nexeo Solutions Finance Corp(d)(e)
	8.38%, 03/01/2018	133,312
120,000	Novelis Inc
	7.25%, 02/15/2015	120,600
225,000	PE Paper Escrow GmbH(e)
	12.00%, 08/01/2014	235,687
200,000	Rhodia SA(d)(e)
	6.88%, 09/15/2020	230,000
85,000	Ryerson Holding Corp(c)
	0.00%, 02/01/2015	36,550
365,000	Ryerson Inc
	12.00%, 11/01/2015	365,000
15,000	Smurfit Kappa Funding PLC
	7.75%, 04/01/2015	14,400
	Solutia Inc
180,000	8.75%, 11/01/2017	191,700
280,000	7.88%, 03/15/2020(f)	294,700
	Steel Dynamics Inc
85,000	5.13%, 06/15/2014(f)	87,444
80,000	6.75%, 04/01/2015	78,600
290,000	7.63%, 03/15/2020	289,637
100,000	Styrolution GmbH(d)(e)
	EUR, 7.63%, 05/15/2016	97,132
100,000	Teck Resources Ltd
	10.25%, 05/15/2016	117,560
100,000	Thompson Creek Metals Co Inc(d)(e)
	7.38%, 06/01/2018	90,000

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Basic Materials — (continued)
$ 215,000	TPC Group LLC(d)(e)
	8.25%, 10/01/2017	$210,700
220,000	Tube City IMS Corp
	9.75%, 02/01/2015	210,100
	Verso Paper Holdings LLC / Verso Paper Inc
45,000	11.50%, 07/01/2014	46,800
90,000	8.75%, 02/01/2019	62,100

		6,761,933

Communications — 15.57%
115,000	Affinion Group Holdings Inc(f)
	11.63%, 11/15/2015	88,550
	Affinion Group Inc
210,000	11.50%, 10/15/2015	163,800
215,000	7.88%, 12/15/2018	165,550
85,000	AMC Networks Inc(e)
	7.75%, 07/15/2021	87,125
	Avaya Inc
605,000	9.75%, 11/01/2015	441,650
30,000	10.13%, 11/01/2015	21,975
65,000	7.00%, 04/01/2019(e)	55,250
50,000	Bresnan Broadband Holdings LLC(e)
	8.00%, 12/15/2018	50,375
335,000	Buccaneer Merger Sub Inc(e)
	9.13%, 01/15/2019	328,300
	Cablevision Systems Corp
405,000	8.63%, 09/15/2017	421,706
45,000	8.00%, 04/15/2020(f)	45,788
61,430	CCH II LLC / CCH II Capital Corp
	13.50%, 11/30/2016	70,030
	CCO Holdings LLC / CCO Holdings Capital Corp
340,000	7.88%, 04/30/2018	345,950
185,000	7.00%, 01/15/2019	179,450
170,000	6.50%, 04/30/2021	160,650
	Cengage Learning Acquisitions Inc
208,478	3.11%, 07/03/2014(i)	164,251
155,000	10.50%, 01/15/2015(e)	99,200
500,000	Cequel Communications Holdings I LLC & Cequel Capital Corp(d)(e)
	8.63%, 11/15/2017	495,000
395,000	Cincinnati Bell Inc
	8.75%, 03/15/2018	350,562
	Clear Channel Communications Inc
95,000	3.65%, 07/30/2014(d)(i)	79,147
90,000	5.50%, 09/15/2014(f)	50,850
561,770	4.82%, 01/29/2016(i)	398,927
125,000	10.75%, 08/01/2016	64,688
110,000	9.00%, 03/01/2021	81,675
	Clear Channel Worldwide Holdings Inc
65,000	9.25%, 12/15/2017	65,975
275,000	9.25%, 12/15/2017	281,187
	Clearwire Communications LLC/Clearwire Finance Inc
170,000	12.00%, 12/01/2015(e)	143,225
305,000	12.00%, 12/01/2015(e)	258,487
128,000	8.25%, 12/01/2040(d)(e)	61,760
	Cricket Communications Inc
260,000	7.75%, 05/15/2016	260,975
340,000	7.75%, 10/15/2020(f)	295,800

Principal Amount		Value

Communications — (continued)
$ 75,000	Crown Castle International Corp
	7.13%, 11/01/2019	$77,250
40,000	CSC Holdings LLC
	8.50%, 06/15/2015	42,100
295,000	Cumulus Media Inc(e)
	7.75%, 05/01/2019	248,537
100,000	Digicel Group Ltd(e)
	10.50%, 04/15/2018	98,500
200,000	Digicel Ltd(e)
	8.25%, 09/01/2017	188,000
	DISH DBS Corp
65,000	7.13%, 02/01/2016	65,813
230,000	7.88%, 09/01/2019	234,600
185,000	6.75%, 06/01/2021(e)	176,675
	EH Holding Corp
200,000	6.50%, 06/15/2019(e)	192,500
295,000	7.63%, 06/15/2021(e)	283,937
135,000	Equinix Inc
	7.00%, 07/15/2021	134,494
	Frontier Communications Corp
65,000	8.25%, 05/01/2014	67,031
180,000	8.25%, 04/15/2017	174,600
225,000	8.50%, 04/15/2020	218,250
200,000	Gray Television Inc(f)
	10.50%, 06/29/2015	181,000
235,000	Intelsat Jackson Holdings SA(e)
	7.50%, 04/01/2021	218,550
	Intelsat Luxembourg SA
245,000	11.25%, 02/04/2017	212,537
1,305,312	11.50%, 02/04/2017	1,122,568
150,000	11.50%, 02/04/2017(d)(e)	129,000
150,000	Kabel BW Erste Beteiligungs GmbH / Kabel Baden-Wurttemberg GmbH & Co KG(d)(e)
	7.50%, 03/15/2019	145,875
50,000	Lamar Media Corp
	7.88%, 04/15/2018	50,000
40,000	Level 3 Escrow Inc(e)
	8.13%, 07/01/2019	35,350
	Level 3 Financing Inc
248,000	9.25%, 11/01/2014	244,900
135,000	9.38%, 04/01/2019(e)	125,550
105,000	McClatchy Co
	11.50%, 02/15/2017	91,088
60,000	Mediacom LLC / Mediacom Capital Corp
	9.13%, 08/15/2019	59,700
355,000	MetroPCS Wireless Inc
	7.88%, 09/01/2018	344,350
135,000	Nexstar Broadcasting Inc / Mission Broadcasting Inc
	8.88%, 04/15/2017	133,313
65,000	Nextel Communications Inc
	7.38%, 08/01/2015	61,588
240,000	Nielsen Finance LLC / Nielsen Finance Co
	7.75%, 10/15/2018	244,800
	NII Capital Corp
110,000	10.00%, 08/15/2016	120,450
170,000	7.63%, 04/01/2021	168,725
	PAETEC Holding Corp
60,000	8.88%, 06/30/2017	63,000
455,000	9.88%, 12/01/2018	476,612

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Communications — (continued)
$ 140,000	Quebecor Media Inc(d)(e)
	CAD, 7.38%, 01/15/2021	$131,597
90,000	Qwest Communications International Inc
	7.50%, 02/15/2014	90,000
	Qwest Corp
35,000	8.38%, 05/01/2016	38,413
240,000	6.75%, 12/01/2021	234,600
	SBA Telecommunications Inc
115,000	8.00%, 08/15/2016	120,463
250,000	8.25%, 08/15/2019	262,500
	Sprint Capital Corp
195,000	6.88%, 11/15/2028	145,762
160,000	8.75%, 03/15/2032	139,000
	Sprint Nextel Corp
110,000	6.00%, 12/01/2016	94,600
750,000	8.38%, 08/15/2017(f)	697,500
	Univision Communications Inc
208,154	4.50%, 10/25/2017(i)	186,818
280,000	7.88%, 11/01/2020(d)(e)	262,500
220,000	8.50%, 05/15/2021(d)(e)	171,600
130,000	Videotron Ltee
	CAD, 6.88%, 07/15/2021	122,197
65,000	Virgin Media Finance PLC
	9.50%, 08/15/2016	70,200
95,000	Virgin Media Inc
	6.50%, 11/15/2016	142,500
	West Corp
170,000	8.63%, 10/01/2018	165,325
115,000	7.88%, 01/15/2019	108,100
	Wind Acquisition Finance SA
95,000	11.75%, 07/15/2017(e)	80,750
290,000	7.25%, 02/15/2018(d)(e)	247,587
332,922	Wind Acquisition Holdings Finance SA(d)(e)
	12.25%, 07/15/2017	259,679
	Windstream Corp
285,000	7.88%, 11/01/2017	288,562
35,000	8.13%, 09/01/2018	35,263
210,000	7.75%, 10/01/2021	202,650
	XM Satellite Radio Inc
115,000	13.00%, 08/01/2013(e)	128,800
70,000	7.00%, 12/01/2014(e)	81,550
210,000	7.63%, 11/01/2018(e)	212,100

		16,929,717

Consumer, Cyclical — 14.05%
25,000	Academy Ltd / Academy Finance Corp(d)(e)
	9.25%, 08/01/2019	23,250
	AMC Entertainment Inc
50,000	8.00%, 03/01/2014(f)	48,250
295,000	9.75%, 12/01/2020	266,975
193,000	American Axle & Manufacturing Holdings Inc(e)
	9.25%, 01/15/2017	200,720
	American Axle & Manufacturing Inc
105,000	5.25%, 02/11/2014	98,700
15,000	7.88%, 03/01/2017(f)	14,100
258,000	American Casino & Entertainment Properties LLC
	11.00%, 06/15/2014	249,615

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 115,000	Ameristar Casinos Inc(e)
	7.50%, 04/15/2021	$111,263
115,000	Arvinmeritor Inc(j)
	4.00%, 02/15/2027	78,344
45,000	AutoNation Inc(f)
	6.75%, 04/15/2018	45,900
	Beazer Homes USA Inc
150,000	6.88%, 07/15/2015	101,250
65,000	9.13%, 06/15/2018	39,975
65,000	9.13%, 05/15/2019	41,275
315,000	Bon-Ton Department Stores Inc(f)
	10.25%, 03/15/2014	252,000
300,000	Boyd Gaming Corp(d)(e)
	9.13%, 12/01/2018	246,750
175,000	Burger King Corp
	9.88%, 10/15/2018	180,250
	Burlington Coat Factory Warehouse Corp
286,375	5.05%, 02/23/2017(i)	274,716
225,000	10.00%, 02/15/2019(e)	191,250
	Caesars Entertainment Operating Co Inc
40,000	10.00%, 12/15/2015	36,000
560,000	11.25%, 06/01/2017	564,900
625,000	10.00%, 12/15/2018	371,875
95,000	Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp
	9.13%, 08/01/2018	98,088
295,000	Chrysler Group LLC/CG Co-Issuer Inc(e)
	8.25%, 06/15/2021	227,150
	Cinemark USA Inc
80,000	8.63%, 06/15/2019	82,400
40,000	7.38%, 06/15/2021(f)	37,800
279,729	CityCenter Holdings LLC / CityCenter Finance Corp(e)
	10.75%, 01/15/2017	253,854
	Claire’s Stores Inc
183,715	3.29%, 05/29/2014(i)	155,009
335,000	8.88%, 03/15/2019(f)	241,200
130,000	Dave & Buster’s Inc
	11.00%, 06/01/2018	129,025
285,000	DineEquity Inc
	9.50%, 10/30/2018	282,862
	Ferrellgas LP / Ferrellgas Finance Corp
160,000	9.13%, 10/01/2017	161,600
65,000	6.50%, 05/01/2021	55,250
185,000	Fontainebleau Las Vegas Holdings LLC(d)(e)(g)(k)
	10.25%, 06/15/2015	231
75,000	Ford Motor Co
	4.25%, 11/15/2016	97,406
47,074	Golden Nugget Inc(i)
	2.00%, 06/30/2014	37,934
	Hanesbrands Inc
200,000	8.00%, 12/15/2016	211,500
85,000	6.38%, 12/15/2020	82,450
	Harrahs Operating Co Inc
50,000	3.24%, 01/28/2015(i)	41,771
58,950	7.74%, 10/15/2016(i)	58,184
270,000	Inergy LP/Inergy Finance Corp
	6.88%, 08/01/2021	245,700
	Isle of Capri Casinos Inc
270,000	7.00%, 03/01/2014(f)	245,363

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 285,000	7.75%, 03/15/2019	$260,062
	Landry’s Restaurants Inc
50,000	11.63%, 12/01/2015(d)(e)	50,250
105,000	11.63%, 12/01/2015	105,525
55,000	Levi Strauss & Co
	8.88%, 04/01/2016	55,550
227,000	Libbey Glass Inc
	10.00%, 02/15/2015	237,783
175,000	Ltd Brands Inc
	6.63%, 04/01/2021	176,313
325,000	M/I Homes Inc
	8.63%, 11/15/2018	292,500
115,000	Macy’s Retail Holdings Inc
	8.13%, 07/15/2015	133,889
	MGM Resorts International
85,000	10.38%, 05/15/2014	92,756
70,000	6.88%, 04/01/2016	59,500
175,000	9.00%, 03/15/2020	181,781
270,000	Michaels Stores Inc
	11.38%, 11/01/2016	273,375
530,000	MTR Gaming Group Inc(e)
	11.50%, 08/01/2019	425,325
375,000	Navistar International Corp
	8.25%, 11/01/2021	384,844
150,000	Needle Merger Sub Corp(d)(e)
	8.13%, 03/15/2019	130,500
455,000	Neiman Marcus Group Inc
	7.13%, 06/01/2028	395,850
50,000	Penn National Gaming Inc
	8.75%, 08/15/2019	53,000
425,000	Penske Automotive Group Inc
	7.75%, 12/15/2016	420,750
65,000	Petco Animal Supplies Inc(d)(e)
	9.25%, 12/01/2018	65,000
275,000	Pinnacle Entertainment Inc
	8.63%, 08/01/2017	277,062
335,000	Pittsburgh Glass Works LLC(d)(e)
	8.50%, 04/15/2016	308,200
	Pulte Group Inc
175,000	7.63%, 10/15/2017	168,000
145,000	7.88%, 06/15/2032	116,000
	QVC Inc
300,000	7.50%, 10/01/2019(e)	319,500
80,000	7.38%, 10/15/2020(e)	85,200
370,000	Regal Entertainment Group
	9.13%, 08/15/2018	366,300
	Rite Aid Corp
370,000	7.50%, 03/01/2017	353,350
55,000	9.50%, 06/15/2017	43,450
60,000	10.25%, 10/15/2019	62,550
30,000	8.00%, 08/15/2020	31,275
170,000	Roadhouse Financing Inc(d)
	10.75%, 10/15/2017	157,675
325,000	Sabre Holdings Corp
	8.35%, 03/15/2016	265,687
98,000	Sealy Mattress Co(e)
	10.88%, 04/15/2016	103,390
85,000	Sears Holdings Corp
	6.63%, 10/15/2018	70,125

Principal Amount		Value

Consumer, Cyclical — (continued)
$ 975,000	Station Casinos Inc(g)(k)
	6.50%, 02/01/2014	$98
80,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp(d)(e)
	8.63%, 04/15/2016	78,800
	Tenneco Inc
5,000	8.13%, 11/15/2015	5,100
145,000	7.75%, 08/15/2018(f)	145,725
95,000	6.88%, 12/15/2020	92,150
25,000	Toys R US - Delaware Inc(e)
	7.38%, 09/01/2016	23,875
245,000	Toys R Us Property Co I LLC
	10.75%, 07/15/2017	259,087
250,000	Toys R Us Property Co II LLC
	8.50%, 12/01/2017	243,750
	Travelport LLC
230,000	9.88%, 09/01/2014(f)	150,650
60,000	11.88%, 09/01/2016(f)	23,700
225,000	Travelport LLC/Travelport Inc
	9.00%, 03/01/2016	131,625
485,000	TRW Automotive Inc(d)(e)
	7.25%, 03/15/2017	509,250
34,000	Universal City Development Partners Ltd / UCDP Finance Inc
	8.88%, 11/15/2015	36,890
350,000	Wendy’s Co
	10.00%, 07/15/2016	368,375
60,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp
	7.75%, 08/15/2020	63,000
439,000	Yonkers Racing Corp(d)(e)

11.38%, 07/15/2016	447,780

15,284,307

Consumer, Non-cyclical — 13.77%

65,000	ACCO Brands Corp
	10.63%, 03/15/2015	69,875
230,000	ACE Cash Express Inc(d)(e)
	11.00%, 02/01/2019	204,125
65,000	AE Escrow Corp(e)
	9.75%, 03/15/2020	62,400
80,000	ARAMARK Holdings Corp(e)
	8.63%, 05/01/2016	78,800
	Ardent Health TLB
103,302	5.54%, 07/19/2015(i)	100,461
75,000	5.25%, 09/15/2015	72,938
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
50,000	7.75%, 05/15/2016	48,250
185,000	9.63%, 03/15/2018	183,150
215,000	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp
	7.75%, 02/15/2019	202,637
305,000	Biomet Inc
	10.00%, 10/15/2017	314,150
100,000	Brickman Group Holdings Inc(d)(e)
	9.13%, 11/01/2018	87,000

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 255,000	Capella Healthcare Inc(e)
	9.25%, 07/01/2017	$242,250
220,000	Capsugel FinanceCo SCA(d)(e)
	EUR, 9.88%, 08/01/2019	274,112
180,000	CDRT Merger Sub Inc(e)
	8.13%, 06/01/2019	166,500
120,000	Central Garden & Pet Co
	8.25%, 03/01/2018	114,600
	Cenveo Corp
25,000	10.50%, 08/15/2016(e)	20,000
205,000	8.88%, 02/01/2018(f)	161,437
	Ceridian Corp
190,000	11.25%, 11/15/2015	156,750
321,050	12.25%, 11/15/2015	258,445
430,000	CHS/Community Health Systems Inc
	8.88%, 07/15/2015	422,475
175,000	Constellation Brands Inc
	7.25%, 05/15/2017	183,750
600,000	ConvaTec Healthcare E SA(d)(e)
	10.50%, 12/15/2018	528,000
165,000	Corrections Corp of America
	7.75%, 06/01/2017	174,281
	DaVita Inc
90,000	6.38%, 11/01/2018	86,400
30,000	6.63%, 11/01/2020	28,800
	Dean Foods Co
130,000	7.00%, 06/01/2016(f)	122,525
290,000	9.75%, 12/15/2018	293,625
69,825	Del Monte Foods Co(i)
	3.34%, 03/08/2018	64,483
45,000	Dole Food Co Inc(e)
	8.00%, 10/01/2016	46,013
250,000	Elan Finance PLC / Elan Finance Corp
	8.75%, 10/15/2016	258,750
130,000	Elizabeth Arden Inc
	7.38%, 03/15/2021	130,000
125,000	Endo Pharmaceuticals Holdings Inc(e)
	7.00%, 07/15/2019	125,469
250,000	Giant Funding Corp(e)
	8.25%, 02/01/2018	250,000
	HCA Inc
220,000	8.50%, 04/15/2019	233,200
905,000	6.50%, 02/15/2020	884,637
200,000	7.50%, 02/15/2022	184,500
115,000	Health Management Associates Inc
	6.13%, 04/15/2016	112,988
	Hertz Corp
3,000	8.88%, 01/01/2014	3,000
165,000	7.50%, 10/15/2018	157,575
110,000	Hertz Holdings Netherlands BV(e)
	EUR, 8.50%, 07/31/2015	142,214
45,000	Huish Detergents Inc(i)
	4.52%, 10/26/2014	38,025
360,000	IASIS Healthcare LLC / IASIS Capital Corp(e)
	8.38%, 05/15/2019	291,600
600,000	Interactive Data Corp
	10.25%, 08/01/2018	643,500
	Iron Mountain Inc
85,000	7.75%, 10/01/2019	84,363
30,000	8.00%, 06/15/2020	30,150

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 135,000	8.38%, 08/15/2021	$137,700
	Jarden Corp
30,000	8.00%, 05/01/2016	31,688
325,000	7.50%, 05/01/2017	331,500
50,000	EUR, 7.50%, 01/15/2020	60,958
	JBS USA LLC/JBS USA Finance Inc
50,000	11.63%, 05/01/2014	53,500
600,000	7.25%, 06/01/2021(e)	495,000
245,000	Lender Processing Services Inc
	8.13%, 07/01/2016	230,300
55,000	Michael Foods Inc
	9.75%, 07/15/2018	56,788
180,000	Multiplan Inc(d)(e)
	9.88%, 09/01/2018	178,200
250,000	National Money Mart Co
	10.38%, 12/15/2016	256,250
55,000	PHH Corp
	9.25%, 03/01/2016	56,513
185,000	Prestige Brands Inc
	8.25%, 04/01/2018	188,700
230,000	Reddy Ice Corp(f)
	11.25%, 03/15/2015	209,875
85,000	Revlon Consumer Products Corp
	9.75%, 11/15/2015	89,038
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
50,000	8.75%, 10/15/2016(e)	50,125
250,000	7.13%, 04/15/2019(e)	232,500
350,000	7.88%, 08/15/2019(e)	337,750
100,000	9.88%, 08/15/2019(e)	88,000
100,000	Scotts Miracle-Gro Co(e)
	6.63%, 12/15/2020	98,000
37,000	Select Medical Corp
	7.63%, 02/01/2015	32,051
	Service Corp International/US
50,000	7.00%, 05/15/2019	50,500
290,000	7.50%, 04/01/2027	270,425
215,000	Smithfield Foods Inc
	10.00%, 07/15/2014	244,025
	Spectrum Brands Holdings Inc
80,000	9.50%, 06/15/2018(d)	85,200
272,800	12.00%, 08/28/2019	295,306
150,000	Stewart Enterprises Inc
	6.50%, 04/15/2019	145,125
	Surgical Care Affiliates Inc
218,100	8.88%, 07/15/2015(d)(e)	209,376
70,000	10.00%, 07/15/2017(d)(e)	66,500
155,000	Teleflex Inc
	6.88%, 06/01/2019	153,450
	Tenet Healthcare Corp
140,000	9.00%, 05/01/2015	147,700
100,000	10.00%, 05/01/2018	108,250
415,000	8.88%, 07/01/2019	438,862
115,000	Tyson Foods Inc
	10.50%, 03/01/2014	132,825
	United Rentals North America Inc
145,000	9.25%, 12/15/2019	150,437
80,000	8.38%, 09/15/2020(f)	73,400
85,000	United Surgical Partners International Inc
	8.88%, 05/01/2017	85,000

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Consumer, Non-cyclical — (continued)
	Valeant Pharmaceuticals International
$ 195,000	6.50%, 07/15/2016(d)(e)	$181,350
20,000	6.75%, 10/01/2017(e)	18,425
150,000	6.88%, 12/01/2018(e)	135,750
20,000	7.00%, 10/01/2020(e)	17,700
11,000	Vanguard Health Systems Inc(c)
	0.00%, 02/01/2016	7,150
200,000	Yankee Candle Co Inc(f)
	8.50%, 02/15/2015	192,000
245,000	YCC Holdings LLC / Yankee Finance Inc
	10.25%, 02/15/2016	208,250

		14,969,645

Diversified — 0.19%
	Leucadia National Corp
110,000	8.13%, 09/15/2015	116,875
90,000	7.13%, 03/15/2017	91,800

		208,675

Energy — 11.77%
	Alpha Natural Resources Inc
155,000	6.00%, 06/01/2019	144,537
145,000	6.25%, 06/01/2021	135,394
310,000	Anadarko Finance Co
	7.50%, 05/01/2031	367,108
	Anadarko Petroleum Corp
75,000	5.95%, 09/15/2016	82,035
150,000	6.38%, 09/15/2017	168,274
50,000	6.20%, 03/15/2040	52,054
	Arch Coal Inc
195,000	7.00%, 06/15/2019(e)	185,250
195,000	7.25%, 10/01/2020	187,200
76,000	Arch Western Finance LLC
	6.75%, 07/01/2013	75,810
55,000	ATP Oil & Gas Corp/United States
	11.88%, 05/01/2015	38,294
	Brigham Exploration Co
95,000	8.75%, 10/01/2018	101,650
150,000	6.88%, 06/01/2019	146,250
340,000	Carrizo Oil & Gas Inc
	8.63%, 10/15/2018	333,200
	Chaparral Energy Inc
20,000	8.88%, 02/01/2017	19,400
495,000	9.88%, 10/01/2020	495,000
200,000	Chesapeake Energy Corp
	9.50%, 02/15/2015	225,500
80,000	Chesapeake Midstream Partners LP / CHKM Finance Corp(e)
	5.88%, 04/15/2021	76,000
95,000	Complete Production Services Inc
	8.00%, 12/15/2016	95,000
90,000	Comstock Resources Inc
	8.38%, 10/15/2017	86,400
215,000	Concho Resources Inc
	6.50%, 01/15/2022	211,775
	Consol Energy Inc
160,000	8.00%, 04/01/2017	167,200
530,000	8.25%, 04/01/2020	557,825

Principal Amount		Value

Energy — (continued)
$ 55,000	6.38%, 03/01/2021(e)	$53,075
430,000	Crosstex Energy LP / Crosstex Energy Finance Corp
	8.88%, 02/15/2018	440,750
	Denbury Resources Inc
195,000	8.25%, 02/15/2020	204,750
90,000	6.38%, 08/15/2021	87,300
	El Paso Corp
195,000	7.00%, 06/15/2017	218,433
100,000	7.80%, 08/01/2031	116,207
360,000	7.75%, 01/15/2032	416,974
285,000	Energy Transfer Equity LP
	7.50%, 10/15/2020	292,837
395,000	EXCO Resources Inc
	7.50%, 09/15/2018	347,600
145,000	Forbes Energy Services Ltd(e)
	9.00%, 06/15/2019	134,125
	Forest Oil Corp
195,000	8.50%, 02/15/2014	206,212
130,000	7.25%, 06/15/2019	128,050
115,000	Frac Tech Services LLC/Frac Tech Finance Inc(e)
	7.63%, 11/15/2018	116,725
435,000	Goodrich Petroleum Corp(e)
	8.88%, 03/15/2019	419,775
525,000	Helix Energy Solutions Group Inc(e)
	9.50%, 01/15/2016	532,875
90,000	Hercules Offshore Inc(e)
	10.50%, 10/15/2017	85,050
75,000	James River Escrow Inc(e)
	7.88%, 04/01/2019	63,000
170,000	Key Energy Services Inc
	6.75%, 03/01/2021	163,625
260,000	Laredo Petroleum Inc(e)
	9.50%, 02/15/2019	273,000
250,000	MEG Energy Corp(e)
	6.50%, 03/15/2021	239,375
215,000	Milagro Oil & Gas(d)(e)
	10.50%, 05/15/2016	172,000
	Newfield Exploration Co
305,000	6.63%, 04/15/2016	308,050
165,000	6.88%, 02/01/2020	169,950
95,000	5.75%, 01/30/2022	93,931
	OPTI Canada Inc
40,000	7.88%, 12/15/2014(h)	25,200
130,000	8.25%, 12/15/2014(h)	81,900
	Peabody Energy Corp
395,000	7.38%, 11/01/2016	434,006
105,000	6.50%, 09/15/2020	110,381
355,000	Petroleum Development Corp
	12.00%, 02/15/2018	379,850
	Plains Exploration & Production Co
245,000	10.00%, 03/01/2016	265,825
270,000	7.00%, 03/15/2017	270,000
115,000	7.63%, 04/01/2020	118,163
	Quicksilver Resources Inc
65,000	8.25%, 08/01/2015	61,750
235,000	11.75%, 01/01/2016	253,800
45,000	Range Resources Corp
	6.75%, 08/01/2020	47,925

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Energy — (continued)
$ 250,000	Rosetta Resources Inc	$255,000
	9.50%, 04/15/2018
	SandRidge Energy Inc
300,000	8.00%, 06/01/2018(e)	282,000
250,000	7.50%, 03/15/2021(e)	230,000
80,000	SM Energy Co(e)
	6.63%, 02/15/2019	79,600
260,000	Thermon Industries Inc
	9.50%, 05/01/2017	270,400
45,000	Trinidad Drilling Ltd(d)(e)
	7.88%, 01/15/2019	44,775
55,000	Unit Corp
	6.63%, 05/15/2021	54,725
95,000	Whiting Petroleum Corp
	7.00%, 02/01/2014	101,175
167,000	Williams Cos Inc
	7.75%, 06/15/2031	200,481

		12,801,781

Financial — 12.25%
285,000	ABN Amro North American Holding Preferred Capital Repackage Trust I(d)(e)(i)
	6.52%, Perpetual	210,900
	Ally Financial Inc
55,000	2.53%, 12/01/2014(i)	47,218
95,000	6.25%, 12/01/2017	82,755
90,000	8.00%, 12/31/2018(d)	81,900
70,000	8.00%, 03/15/2020	64,793
195,000	7.50%, 09/15/2020	176,475
300,000	8.00%, 11/01/2031	263,250
175,000	American International Group Inc(i)
	8.18%, 05/15/2058	154,438
105,000	BAC Capital Trust VI
	5.63%, 03/08/2035	75,187
35,000	BankAmerica Capital II
	8.00%, 12/15/2026	32,550
120,000	Capital One Capital IV(i)
	6.75%, 02/17/2037	114,600
	CB Richard Ellis Services Inc
100,000	11.63%, 06/15/2017	112,750
160,000	6.63%, 10/15/2020	153,600
	CIT Group Inc
796	7.00%, 05/01/2015	790
52,000	7.00%, 05/04/2015(d)(e)	51,610
661	7.00%, 05/01/2016	641
679,000	7.00%, 05/02/2016(d)(e)	658,630
526	7.00%, 05/01/2017	510
881,000	7.00%, 05/02/2017(d)(e)	854,570
230,000	6.63%, 04/01/2018(e)	228,850
110,939	CKE Holdings Inc(e)
	10.50%, 03/14/2016	97,072
235,000	CNO Financial Group Inc(e)
	9.00%, 01/15/2018	243,225
190,000	Community Choice Financial Inc(e)
	10.75%, 05/01/2019	184,300
	Dolphin Subsidiary II Inc
580,000	6.50%, 10/15/2016(e)	572,750
270,000	7.25%, 10/15/2021(e)	261,900

Principal Amount		Value

Financial — (continued)
$ 300,000	Dresdner Funding Trust I(e)
	8.15%, 06/30/2031	$181,500
	E*Trade Financial Corp
145,000	6.75%, 06/01/2016	144,638
149,000	12.50%, 11/30/2017	167,997
	Felcor Lodging LP
245,000	10.00%, 10/01/2014	254,800
355,000	6.75%, 06/01/2019(e)	317,725
	Ford Motor Credit Co LLC
265,000	12.00%, 05/15/2015	318,000
370,000	5.00%, 05/15/2018	357,389
400,000	5.75%, 02/01/2021	395,800
145,000	General Motors Financial Co Inc(e)
	6.75%, 06/01/2018	142,100
275,000	HBOS Capital Funding LP(d)(e)(i)
	6.07%, Perpetual	165,000
	HBOS PLC
130,000	6.75%, 05/21/2018(d)(e)	110,833
85,000	6.00%, 11/01/2033(d)(e)	54,938
	Hub International Holdings
20,942	2.58%, 06/13/2014(i)	19,267
93,164	2.83%, 06/13/2014(i)	85,711
83,513	HUB INTL HLDGS INC(i)
	5.00%, 06/13/2014	81,372
420,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp
	8.00%, 01/15/2018	418,425
40,000	ING Groep NV(i)
	5.78%, Perpetual	29,300
20,000	International Lease Finance Corp
	6.25%, 05/15/2019	17,384
165,000	iStar Financial Inc(i)
	6.11%, 06/30/2014	156,161
	Liberty Mutual Group Inc
35,000	7.00%, 03/15/2037(d)(e)(i)	29,575
50,000	7.80%, 03/15/2037(d)(e)	43,750
25,000	10.75%, 06/15/2058(d)(e)(i)	29,750
85,000	MPT Operating Partnership LP/MPT Finance Corp(e)
	6.88%, 05/01/2021	80,750
40,000	NB Capital Trust IV
	8.25%, 04/15/2027	37,100
310,000	Nuveen Investments Inc
	10.50%, 11/15/2015	285,975
	Offshore Group Investments Ltd
275,000	11.50%, 08/01/2015	283,250
45,000	11.50%, 08/01/2015(e)	46,350
120,000	Omega Healthcare Investors Inc
	6.75%, 10/15/2022	114,450
135,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
	9.25%, 04/01/2015	133,988
	Provident Funding Associates LP / PFG Finance Corp
260,000	10.25%, 04/15/2017(d)(e)	253,500
190,000	10.13%, 02/15/2019(d)(e)	164,350
	Realogy Corp
170,000	10.50%, 04/15/2014(f)	146,200
190,000	11.50%, 04/15/2017(f)	126,350
375,000	13.86%, 10/15/2017	366,000

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 50,000	7.88%, 02/15/2019(e)	$37,750
390,000	Regions Financing Trust II(i)
	6.63%, 05/15/2047	315,900
345,000	Residential Capital LLC
	9.63%, 05/15/2015	267,375
455,000	Royal Bank of Scotland Group PLC(i)
	7.65%, Perpetual	295,750
45,000	Sabra Health Care LP / Sabra Capital Corp
	8.13%, 11/01/2018	41,850
	SLM Corp
645,000	8.45%, 06/15/2018	670,908
55,000	8.00%, 03/25/2020	54,296
235,000	Smurfit Kappa Treasury Funding Ltd
	7.50%, 11/20/2025	213,850
	Springleaf Finance Corp
90,000	4.88%, 07/15/2012	84,150
80,000	5.85%, 06/01/2013	68,400
850,000	6.90%, 12/15/2017	612,000
60,000	Ventas Inc(e)
	3.88%, 11/15/2011	69,225
290,000	Ventas Realty LP / Ventas Capital Corp
	6.75%, 04/01/2017	302,103

		13,318,499

Industrial — 6.81%
155,000	Aguila 3 SA(d)(e)
	7.88%, 01/31/2018	141,050
345,000	Altra Holdings Inc
	8.13%, 12/01/2016	351,900
380,000	AMGH Merger Sub Inc(d)(e)
	9.25%, 11/01/2018	380,000
265,000	Associated Materials LLC(f)
	9.13%, 11/01/2017	214,650
260,000	Atkore International Inc(e)
	9.88%, 01/01/2018	235,300
50,000	BE Aerospace Inc
	6.88%, 10/01/2020	52,125
	Berry Plastics Corp
125,000	4.22%, 09/15/2014(i)	105,000
115,000	9.50%, 05/15/2018	97,750
150,000	9.75%, 01/15/2021	127,500
184,075	BOC Edwards TLB(d)(i)
	4.32%, 05/31/2016	169,809
195,000	Briggs & Stratton Corp
	6.88%, 12/15/2020	196,950
	Building Materials Corp of America
135,000	6.88%, 08/15/2018(d)(e)	130,950
125,000	7.00%, 02/15/2020(d)(e)	124,688
135,000	7.50%, 03/15/2020(e)	135,000
75,000	6.75%, 05/01/2021(d)(e)	71,250
	100,000 CHC Helicopter SA(d)(e)
	9.25%, 10/15/2020	85,000
210,000	Crown Americas LLC / Crown Americas Capital Corp III(e)
	6.25%, 02/01/2021	210,000
60,000	Dynacast International LLC / Dynacast Finance Inc(e)
	9.25%, 07/15/2019	54,300

Principal Amount		Value

Industrial — (continued)
	Goodman Global Inc
$ 91,969	4.24%, 10/28/2016(i)	$90,915
90,000	7.33%, 10/06/2017(i)	90,150
95,000	Graham Packaging Co LP / GPC Capital Corp I
	8.25%, 01/01/2017	95,594
	Kansas City Southern de Mexico SA de CV
105,000	8.00%, 02/01/2018	111,825
45,000	6.13%, 06/15/2021	44,550
	Kratos Defense & Security Solutions Inc
390,000	10.00%, 06/01/2017	388,050
20,000	10.00%, 06/01/2017(e)	19,900
335,000	Legrand France SA
	8.50%, 02/15/2025	413,713
225,000	Masonite International Corp(d)(e)
	8.25%, 04/15/2021	203,062
10,000	Mueller Water Products Inc
	8.75%, 09/01/2020	9,850
45,000	Norbord Inc
	7.25%, 07/01/2012	43,763
	Nortek Inc
180,000	10.00%, 12/01/2018(e)	166,500
75,000	8.50%, 04/15/2021(e)	60,375
300,000	NXP BV / NXP Funding LLC(e)
	9.75%, 08/01/2018	313,500
400,000	Owens Corning
	9.00%, 06/15/2019	472,274
30,000	Ply Gem Industries Inc
	8.25%, 02/15/2018	24,450
75,000	Polypore International Inc
	7.50%, 11/15/2017	75,375
155,000	Pregis Corp
	12.38%, 10/15/2013	141,050
315,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(d)(e)
	8.63%, 12/01/2017	296,887
80,000	Sealed Air Corp(e)
	8.38%, 09/15/2021	80,800
310,000	Swift Services Holdings Inc
	10.00%, 11/15/2018	275,900
300,000	Terex Corp(f)
	8.00%, 11/15/2017	265,500
315,000	Thermadyne Holdings Corp
	9.00%, 12/15/2017	308,700
275,000	TransDigm Inc
	7.75%, 12/15/2018	279,812
110,000	Trinity Industries Inc
	3.88%, 06/01/2036	98,863
230,000	Western Express Inc(d)(e)
	12.50%, 04/15/2015	154,100

		7,408,680

Technology — 2.76%
	Advanced Micro Devices Inc
60,000	8.13%, 12/15/2017	60,000
210,000	7.75%, 08/01/2020	205,800
235,000	Eagle Parent Inc(e)
	8.63%, 05/01/2019	212,675
	Fidelity National Information Services Inc
70,000	7.63%, 07/15/2017	72,800

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Technology — (continued)
$ 35,000	7.88%, 07/15/2020	$36,400
	First Data Corp
290,624	10.55%, 09/24/2015	241,945
345,000	11.25%, 03/31/2016(f)	232,875
250,000	7.38%, 06/15/2019(e)	221,875
200,000	8.25%, 01/15/2021(d)(e)	158,000
315,000	12.63%, 01/15/2021(d)(e)	233,100
	Freescale Semiconductor Inc
3,000	10.13%, 03/15/2018(e)	3,120
155,000	9.25%, 04/15/2018(e)	159,262
430,000	10.75%, 08/01/2020	430,000
225,000	Seagate HDD Cayman(e)
	7.75%, 12/15/2018	220,500
	SunGard Data Systems Inc
190,000	10.25%, 08/15/2015	191,900
170,000	7.63%, 11/15/2020	158,100
150,000	Unisys Corp
	12.50%, 01/15/2016	159,750

		2,998,102

Utilities — 3.71%
	AES Corp
410,000	8.00%, 10/15/2017	412,050
130,000	7.38%, 07/01/2021(e)	122,850
	Calpine Corp
250,000	7.25%, 10/15/2017(e)	241,250
210,000	7.88%, 07/31/2020(e)	202,650
125,000	7.50%, 02/15/2021(d)(e)	119,375
450,000	Dynegy Holdings LLC
	7.75%, 06/01/2019	272,250
	Edison Mission Energy
265,000	7.50%, 06/15/2013	246,450
215,000	7.63%, 05/15/2027	118,250
185,000	Energy Future Holdings Corp
	10.00%, 01/15/2020	179,450
184,000	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
	10.00%, 12/01/2020	179,400
100,000	GenOn Americas Generation LLC
	8.50%, 10/01/2021	86,000
	GenOn Energy Inc
25,000	9.50%, 10/15/2018(f)	23,500
255,000	9.88%, 10/15/2020(f)	238,425
	NRG Energy Inc
65,000	7.38%, 01/15/2017	67,031
20,000	7.63%, 01/15/2018(d)(e)	18,600
575,000	7.88%, 05/15/2021(e)	526,125
70,000	NV Energy Inc
	6.25%, 11/15/2020	73,071
20,000	PNM Resources Inc
	9.25%, 05/15/2015	22,050
170,000	Sabine Pass LNG LP
	7.50%, 11/30/2016	157,250
	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc
223,898	10.50%, 11/01/2016(f)	94,037
770,119	3.78%, 10/10/2017(d)(i)	514,777

Principal Amount		Value

Utilities — (continued)
$ 150,000	11.50%, 10/01/2020(e)	$120,000

		4,034,841

TOTAL BONDS AND NOTES — 89.69% (Cost $106,327,235)		$97,534,370

Shares

COMMON STOCK

Basic Materials — 0.22%
15,013	Fortescue Metals Group Ltd (l)	62,710
3,225	Freeport-McMoRan Copper & Gold Inc	98,201
2,954	LyondellBasell Industries NV Class A	72,166

		233,077

Communications — 0.32%
53,120	Cincinnati Bell Inc (m)	164,141
9,795	Interpublic Group of Cos Inc	70,524
4,170	NII Holdings Inc (m)	112,381

		347,046

Consumer, Cyclical — 0.26%
2,017	DineEquity Inc (m)	77,634
5,510	General Motors Co (m)	111,192
42	Harry & David Holdings Inc (m)	3,150
29,822	Sealy Corp (f)(m)	44,137
1,475	TRW Automotive Holdings Corp (m)	48,277

		284,390

Consumer, Non-cyclical — 0.27%
11,369	Alliance HealthCare Services Inc (m)	12,961
4,795	Avis Budget Group Inc (m)	46,368
3,315	Jarden Corp	93,682
6,133	Spectrum Brands Holdings Inc (m)	144,861

		297,872

Energy — 0.45%
2,495	Alpha Natural Resources Inc (m)	44,136
5,700	Brigham Exploration Co (m)	143,982
5,495	Compton Petroleum Corp (m)	32,832
2,505	Consol Energy Inc	84,995
7,895	Quicksilver Resources Inc (m)	59,844
1,149	Stallion Oilfield Holdings (m)	37,917
70,445	Vantage Drilling Co (m)	88,056

		491,762

Financial — 0.11%
0	Ashton Woods USA (a)(b)(m)	0
1,261	CIT Group Inc (m)	38,297

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Financial — (continued)
2,885	Deepocean Group (d)(m)	$40,386
16,355	FelCor Lodging Trust Inc REIT (m)	38,107

		116,790

Industrial — 0.13%
1,725	L-3 Communications Holdings Inc	106,898
3,535	Terex Corp (m)	36,269

		143,167

TOTAL COMMON STOCK — 1.76% (Cost $2,823,838)		$1,914,104

PREFERRED STOCK
Communications — 0.37%
2,220	Crown Castle International Corp	130,148
173	Lucent Technologies Capital Trust I	141,427
2,445	Nielsen Holdings NV	130,960

		402,535

Consumer, Cyclical — 0.08%
2,532	General Motors Co	88,462

Energy — 0.14%
2,981	Apache Corp (f)	153,894

Financial — 0.78%
196	Ally Financial Inc (d)(e)	131,253
8,109	Entertainment Properties Trust	146,520
12,145	GMAC Capital Trust I	221,646
4,312	Health Care REIT Inc	204,550
2,470	MetLife Inc	139,703

		843,672

Mortgage-Backed Securities — 0.02%
13,425	Federal National Mortgage Association (m)	25,508

Technology — 0.04%
840	Unisys Corp	47,880

Utilities — 0.16%
3,090	PPL Corp	170,970

TOTAL PREFERRED STOCK — 1.59% (Cost $2,267,719)		$1,732,921

Shares		Value

WARRANTS
Communications — 0.01%
696	Charter Communications Inc (m)	$7,656
10,767	CMP Susquehanna Radio Holdings Co (a)(b)(d)(m)	0

		7,656

Consumer, Cyclical — 0.02%
937	General Motors Co (m)	10,907
937	General Motors Co (m)	7,430

		18,337

Consumer, Non-cyclical — 0.00%
507	Buffets Restaurants Holdings Inc (a)(b)(m)	0

Energy — 0.00%
1	Turbo Cayman Ltd (a)(b)(m)	0

TOTAL WARRANTS — 0.03% (Cost $352,300)		$25,993

Principal Amount

SHORT TERM INVESTMENTS
$ 7,305,000	Merrill Lynch & Co Inc 0.01%, 10/03/2011	7,305,000

TOTAL SHORT TERM INVESTMENTS — 6.72% (Cost $7,305,000)		$7,305,000

SECURITIES LENDING COLLATERAL
346,976	Undivided interest of 0.99% in a repurchase agreement (principal amount/value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $346,976 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	346,976

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 999,918	Undivided interest of 2.60% in a repurchase agreement (principal amount/value $38,390,031 with a maturity value of $38,390,319) with HSBC Securities (USA) Inc, 0.09%, dated 9/30/11, to be repurchased at $999,918 on 10/3/11, collateralized by Fannie Mae, 3.50% - 6.00%, 9/1/25 - 4/1/41, with a value of $39,158,120.	$999,918

1,061,653	Undivided interest of 2.70% in a repurchase agreement (principal amount/value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $1,061,653 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	1,061,653

999,919	Undivided interest of 3.20% in a repurchase agreement (principal amount/value $31,200,000 with a maturity value of $31,200,234) with JP Morgan Securities, 0.09%, dated 9/30/11, to be repurchased at $999,919 on 10/3/11, collateralized by Fannie Mae, 2.26% - 5.71%, 1/1/19 - 8/1/41, with a value of $31,824,192.	999,919

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,061,653	Undivided interest of 2.45% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $1,061,653 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	$1,061,653

TOTAL SECURITIES LENDING COLLATERAL — 4.11% (Cost $4,470,119)		$4,470,119

TOTAL INVESTMENTS — 103.90% (Cost $123,546,211)		$112,982,507

OTHER ASSETS & LIABILITIES — (3.90)%		$(4,237,269)

TOTAL NET ASSETS — 100.00%		$108,745,238

(a)	Security has no market value at September 30, 2011.
(b)	Domestic security is fair valued at September 30, 2011.
(c)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(d)	Illiquid security; at September 30, 2011, the aggregate cost and market value of illiquid securities was $14,551,418 and $12,957,575, respectively, representing 11.92% of net assets.
(e)	Restricted security; at September 30, 2011, the aggregate cost and market value of the securities was $31,679,302 and $28,932,974, respectively, representing 26.61% of net assets.
(f)	A portion or all of the security is on loan at September 30, 2011.
(g)	Security in bankruptcy at September 30, 2011.
(h)	Security in default, some interest payments received during the last 12 months. At September 30, 2011, the aggregate market value on the securities was $218,475, representing 0.20% of net assets.
(i)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2011.
(j)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2011. Maturity date disclosed represents final maturity date.

(k)	Security in default on interest payments during the last 12 months. At September 30, 2011, the aggregate market value on the securities was $329, representing 0.00% of net assets.
(l)

Foreign security is fair valued under procedures adopted by the Board of Directors. At September 30, 2011 , the aggregate market value of securities trading outside the U.S. was $62,710, representing 0.06% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

(m)	Non-income producing security
REIT	Real Estate Investment Trust

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio held the following outstanding credit default swap:

Counterparty	Reference Obligation	Fixed Deal Receive Rate	Implied Credit Spread	Notional Value	Market Value	Upfront Premiums Paid	Expiration Date	Change in Net Unrealized Appreciation
Merrill Lynch & Co Inc	Credit Default Swap North American High Yield 17	5.00%	5.00%	$3,000,000	$ (372,109)	$294,792	December 2016	$84,051

At September 30, 2011, the Portfolio held the following forward foreign currency contracts:

Currency Purchased	Counterparty	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation (Depreciation)

EUR	JPM	19,000	USD	26,569	October 2011	(1,121)
EUR	UBS	188,200	USD	263,117	October 2011	(11,049)
EUR	WES	10,700	USD	14,961	October 2011	(630)
USD	BA	35,329	CAD	35,000	October 2011	1,953
USD	BA	155,423	EUR	111,200	October 2011	6,486
USD	CIT	418,312	EUR	299,200	October 2011	17,575
USD	CS	18,882	EUR	13,500	October 2011	801
USD	DB	216,084	EUR	154,600	October 2011	9,019
USD	GS	230,284	EUR	164,700	October 2011	9,691
USD	HSB	114,052	EUR	81,600	October 2011	4,760
USD	JPM	72,340	CAD	71,700	October 2011	3,967
USD	SSB	48,959	EUR	35,000	October 2011	2,081
USD	WES	106,341	AUD	101,600	October 2011	8,260
USD	WES	166,998	CAD	165,600	October 2011	9,081

					Net Appreciation	$ 60,874

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
USD	U.S. Dollar

Counterparty Abbreviations:
BA	Bank of America Corp
CIT	Citigroup Global Markets
CS	Credit Suisse Group AG
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA, N.A.
JPM	JP Morgan Chase & Co.
SSB	State Street Bank & Trust
UBS	USB AG
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM PUTNAM HIGH YIELD BOND PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Putnam High Yield Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on August 26, 2011. This Class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income Investments:
Corporate Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments:
Forward Foreign Currency Contracts	Reported trades, swap curves, currency volatility, net present value of cash flows and news sources.

Warrants	Close price, bids, evaluated bids

Swaps	Reported trades, credit spreads, recovery rates, restructuring, net present value of cashflows and news sources.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description(a)	Level 1	Level 2		Level 3	Total

Assets
Fixed Income Investments:
Corporate Bonds and Notes	$—	$97,534,370		$—	$97,534,370
Equity Investments:
Domestic Common Stock	1,664,943	41,067		—	1,706,010
Foreign Common Stock	104,998	103,096	(b)		208,094
Preferred Stock	361,349	1,371,572		—	1,732,921
Derivative Investments:
Forward Foreign Currency Contracts	—	73,674		—	73,674
Warrants	25,993	—		—	25,993
Short Term Investments	—	7,305,000		—	7,305,000
Securities Lending Collateral	—	4,470,119		—	4,470,119

Total Assets	$2,157,283	$110,898,898		$0	$113,056,181

Liabilities
Derivative Investments:
Forward Foreign Currency Contracts	$—	$12,800		$—	$12,800
Swaps	—	372,109		—	372,109

Total Liabilities	$—	$384,909		$—	$384,909

Total	$2,157,283	$110,513,989		$0	$112,671,272

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

(b)Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $103,096 of investments securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the

Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Foreign Currency Transactions

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

In a credit default swap, the Portfolio provides credit protection on the referenced obligation of the credit default swap. A sale in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to sell to the counterparty at the notional amount and deliver the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract. During the term of the swap agreement, the Portfolio receives semi annual fixed payments from the respective counterparty.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $123,574,111. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,123,537 and gross depreciation of securities in which there was an excess of tax cost over value of $11,715,141 resulting in net depreciation of $10,591,604.

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Portfolio uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

The Portfolio enters into credit default contracts to gain exposure on individual names and/or baskets of securities. The Portfolio operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations. Credit default swaps involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. As a seller of credit protection, if a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index. The value of the referenced obligation delivered by the Portfolio coupled with periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Portfolio.

6. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $4,344,030 and received collateral of $4,470,119 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.18%
17,328	Air Products & Chemicals Inc	$1,323,339
5,975	Airgas Inc	381,325
9,433	AK Steel Holding Corp	61,692
86,110	Alcoa Inc	824,073
8,376	Allegheny Technologies Inc	309,828
5,694	CF Industries Holdings Inc	702,583
11,532	Cliffs Natural Resources Inc	590,092
94,310	Dow Chemical Co	2,118,203
5,881	Eastman Chemical Co	403,025
18,616	Ecolab Inc	910,136
74,773	EI du Pont de Nemours & Co	2,988,677
5,758	FMC Corp	398,223
76,457	Freeport-McMoRan Copper & Gold Inc	2,328,116
6,504	International Flavors & Fragrances Inc	365,655
35,775	International Paper Co	831,769
13,946	MeadWestvaco Corp	342,514
43,037	Monsanto Co	2,583,941
22,417	Mosaic Co	1,097,760
40,032	Newmont Mining Corp	2,518,013
25,775	Nucor Corp	815,521
13,250	PPG Industries Inc	936,245
24,303	Praxair Inc	2,271,844
7,243	Sherwin-Williams Co	538,300
9,729	Sigma-Aldrich Corp	601,155
7,383	Titanium Metals Corp (a)	110,597
11,871	United States Steel Corp (a)	261,281
10,074	Vulcan Materials Co	277,639

		26,891,546

Communications — 11.50%
14,532	Akamai Technologies Inc (b)	288,896
29,391	Amazon.com Inc (b)	6,355,216
32,081	American Tower Corp Class A (b)	1,725,958
480,169	AT&T Inc (c)	13,694,420
18,531	Cablevision Systems Corp Class A	291,493
53,688	CBS Corp Class B	1,094,161
49,865	CenturyLink Inc	1,651,529
444,383	Cisco Systems Inc	6,883,493
223,075	Comcast Corp Class A	4,662,268
127,020	Corning Inc	1,569,967
59,964	DIRECTV Class A (b)	2,533,479
22,775	Discovery Communications Inc Class A (b)	856,795
91,607	eBay Inc (b)	2,701,490
15,661	Expedia Inc	403,271
6,522	F5 Networks Inc (b)	463,388
81,718	Frontier Communications Corp	499,297
19,628	Gannett Co Inc	187,055
20,406	Google Inc Class A (b)(c)	10,496,438
10,690	Harris Corp	365,277
39,838	Interpublic Group of Cos Inc	286,834
18,701	JDS Uniphase Corp (b)	186,449
43,381	Juniper Networks Inc (b)	748,756
25,159	McGraw-Hill Cos Inc	1,031,519
21,897	MetroPCS Communications Inc (b)	190,723

Shares		Value

Communications — (continued)
21,327	Motorola Mobility Holdings Inc (b)	$805,734
24,607	Motorola Solutions Inc	1,031,033
4,222	Netflix Inc (a)(b)	477,762
185,397	News Corp Class A	2,868,092
23,189	Omnicom Group Inc	854,283
4,030	priceline.com Inc (b)	1,811,324
136,051	QUALCOMM Inc	6,616,160
7,344	Scripps Networks Interactive Inc Class A	272,976
243,570	Sprint Nextel Corp (b)	740,453
60,795	Symantec Corp (b)	990,959
30,597	Tellabs Inc	131,261
26,408	Time Warner Cable Inc	1,654,989
84,821	Time Warner Inc	2,542,085
14,239	VeriSign Inc	407,378
229,300	Verizon Communications Inc (c)	8,438,240
46,630	Viacom Inc Class B	1,806,446
150,527	Walt Disney Co	4,539,894
439	Washington Post Co Class B (a)	143,540
40,641	Windstream Corp (a)	473,874
102,508	Yahoo! Inc (b)	1,349,005

		97,123,660

Consumer, Cyclical — 8.58%
7,249	Abercrombie & Fitch Co Class A	446,248
4,079	AutoNation Inc (b)	133,710
2,345	AutoZone Inc (b)	748,501
19,889	Bed Bath & Beyond Inc (b)	1,139,839
24,655	Best Buy Co Inc	574,462
6,003	Big Lots Inc (b)	209,084
17,670	CarMax Inc (b)	421,430
37,367	Carnival Corp	1,132,220
2,521	Chipotle Mexican Grill Inc (b)	763,737
9,113	Cintas Corp	256,440
23,615	Coach Inc	1,223,965
34,993	Costco Wholesale Corp	2,873,625
109,850	CVS Caremark Corp	3,688,763
11,068	Darden Restaurants Inc	473,157
23,533	DR Horton Inc	212,738
10,285	Family Dollar Stores Inc	523,095
23,352	Fastenal Co (a)	777,155
307,739	Ford Motor Co (a)(b)	2,975,836
10,870	GameStop Corp Class A (a)(b)	251,097
28,342	Gap Inc	460,274
13,017	Genuine Parts Co	661,264
19,690	Goodyear Tire & Rubber Co (b)	198,672
18,895	Harley-Davidson Inc	648,665
5,565	Harman International Industries Inc	159,048
9,889	Hasbro Inc	322,480
126,901	Home Depot Inc	4,171,236
24,246	International Game Technology	352,294
11,865	JC Penney Co Inc (a)	317,745
54,845	Johnson Controls Inc	1,446,263
23,076	Kohl’s Corp	1,133,032
12,318	Lennar Corp Class A (a)	166,786
102,363	Lowe’s Cos Inc	1,979,700
20,143	Ltd Brands Inc	775,707
33,760	Macy’s Inc	888,563

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
23,509	Marriott International Inc Class A	$640,385
29,120	Mattel Inc	753,917
83,859	McDonald’s Corp	7,364,497
23,382	Newell Rubbermaid Inc	277,544
30,671	NIKE Inc Class B	2,622,677
13,380	Nordstrom Inc	611,198
11,390	O’Reilly Automotive Inc (b)	758,916
29,710	PACCAR Inc	1,004,792
26,673	Pulte Group Inc (a)(b)	105,358
5,192	Ralph Lauren Corp	673,402
9,421	Ross Stores Inc	741,338
3,567	Sears Holdings Corp (a)(b)	205,174
62,850	Southwest Airlines Co	505,314
59,533	Staples Inc	791,789
60,521	Starbucks Corp	2,256,828
15,557	Starwood Hotels & Resorts Worldwide Inc	603,923
54,793	Target Corp	2,687,049
10,038	Tiffany & Co	610,511
31,629	TJX Cos Inc	1,754,461
10,608	Urban Outfitters Inc (b)	236,771
6,770	VF Corp	822,690
143,048	Wal-Mart Stores Inc	7,424,191
73,990	Walgreen Co	2,433,531
6,038	Whirlpool Corp (a)	301,357
4,776	WW Grainger Inc	714,203
14,254	Wyndham Worldwide Corp	406,382
6,456	Wynn Resorts Ltd	742,956
38,020	Yum! Brands Inc	1,877,808

		72,435,793

Consumer, Non-cyclical — 22.83%
126,108	Abbott Laboratories	6,449,163
30,279	Aetna Inc	1,100,642
24,461	Allergan Inc	2,015,097
169,260	Altria Group Inc	4,537,861
21,869	AmerisourceBergen Corp	815,058
74,876	Amgen Inc	4,114,436
10,483	Apollo Group Inc Class A (b)	415,232
54,873	Archer-Daniels-Midland Co	1,361,399
39,956	Automatic Data Processing Inc	1,882,727
8,358	Avery Dennison Corp	209,619
35,010	Avon Products Inc	686,196
46,446	Baxter International Inc	2,607,478
12,203	Beam Inc	659,938
17,661	Becton Dickinson & Co	1,294,904
19,325	Biogen Idec Inc (b)	1,800,124
121,316	Boston Scientific Corp (b)	716,978
138,154	Bristol-Myers Squibb Co	4,335,272
8,670	Brown-Forman Corp Class B	608,114
15,321	Campbell Soup Co	495,941
27,881	Cardinal Health Inc	1,167,656
17,952	CareFusion Corp (b)	429,950
37,426	Celgene Corp (b)	2,317,418
6,121	Cephalon Inc (b)	493,965
21,677	CIGNA Corp	909,133
11,031	Clorox Co	731,686
186,007	Coca-Cola Co (c)	12,566,633
27,148	Coca-Cola Enterprises Inc	675,442

Shares		Value

Consumer, Non-cyclical — (continued)
39,700	Colgate-Palmolive Co	$3,520,596
32,424	ConAgra Foods Inc	785,309
14,582	Constellation Brands Inc Class A (b)	262,476
12,027	Coventry Health Care Inc (b)	346,498
39,539	Covidien PLC	1,743,670
6,963	CR Bard Inc	609,541
7,582	DaVita Inc (b)	475,164
13,386	Dean Foods Co (b)	118,734
11,266	DENTSPLY International Inc	345,754
4,963	DeVry Inc	183,432
17,728	Dr Pepper Snapple Group Inc	687,492
9,328	Edwards Lifesciences Corp (b)	664,900
82,470	Eli Lilly & Co	3,048,916
10,321	Equifax Inc	317,268
9,365	Estee Lauder Cos Inc Class A	822,622
39,432	Express Scripts Inc (b)	1,461,744
22,885	Forest Laboratories Inc (b)	704,629
52,326	General Mills Inc	2,012,981
62,582	Gilead Sciences Inc (b)	2,428,182
25,329	H&R Block Inc	337,129
12,355	Hershey Co	731,910
25,973	HJ Heinz Co	1,311,117
10,693	Hormel Foods Corp	288,925
13,695	Hospira Inc (b)	506,715
13,599	Humana Inc	989,055
3,094	Intuitive Surgical Inc (b)	1,127,082
15,964	Iron Mountain Inc	504,782
9,542	JM Smucker Co	695,516
222,055	Johnson & Johnson (c)	14,147,124
20,651	Kellogg Co	1,098,427
32,045	Kimberly-Clark Corp	2,275,515
143,055	Kraft Foods Inc Class A	4,803,787
49,789	Kroger Co	1,093,366
7,925	Laboratory Corp of America Holdings (b)	626,471
15,020	Life Technologies Corp (b)	577,219
11,608	Lorillard Inc	1,285,006
8,604	Mastercard Inc Class A	2,728,845
10,477	McCormick & Co Inc	483,618
20,327	McKesson Corp	1,477,773
16,716	Mead Johnson Nutrition Co Class A	1,150,562
31,332	Medco Health Solutions Inc (b)	1,469,157
85,794	Medtronic Inc	2,851,793
249,335	Merck & Co Inc (c)	8,155,748
12,641	Molson Coors Brewing Co Class B	500,710
9,024	Monster Worldwide Inc (b)	64,792
16,151	Moody’s Corp (a)	491,798
35,240	Mylan Inc (b)	599,080
8,166	Patterson Cos Inc	233,793
25,727	Paychex Inc	678,421
128,226	PepsiCo Inc	7,937,189
632,608	Pfizer Inc (c)	11,184,509
142,418	Philip Morris International Inc (c)	8,884,035
222,821	Procter & Gamble Co (c)	14,077,831
16,717	Quanta Services Inc (b)	314,112
12,582	Quest Diagnostics Inc	621,048
27,009	Reynolds American Inc	1,012,297

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
11,227	Robert Half International Inc	$238,237
17,256	RR Donnelley & Sons Co	243,655
30,443	Safeway Inc	506,267
23,063	SAIC Inc (b)	272,374
46,456	Sara Lee Corp	759,556
26,763	St Jude Medical Inc	968,553
26,889	Stryker Corp	1,267,279
15,688	SUPERVALU Inc (a)	104,482
47,068	Sysco Corp	1,219,061
38,390	Tenet Healthcare Corp (b)	158,551
12,394	Total System Services Inc	209,830
24,056	Tyson Foods Inc Class A	417,612
87,818	UnitedHealth Group Inc	4,050,166
10,030	Varian Medical Systems Inc (b)	523,165
41,327	Visa Inc Class A	3,542,550
10,088	Watson Pharmaceuticals Inc (b)	688,506
29,271	WellPoint Inc	1,910,811
52,539	Western Union Co	803,321
12,731	Whole Foods Market Inc	831,462
15,282	Zimmer Holdings Inc (b)	817,587

		192,787,252

Diversified — 0.04%
16,356	Leucadia National Corp	370,954

Energy — 11.59%
17,473	Alpha Natural Resources Inc (b)	309,097
40,256	Anadarko Petroleum Corp	2,538,141
30,931	Apache Corp	2,481,903
35,136	Baker Hughes Inc	1,621,878
8,379	Cabot Oil & Gas Corp	518,744
19,825	Cameron International Corp (b)	823,530
53,392	Chesapeake Energy Corp	1,364,165
162,390	Chevron Corp (c)	15,024,323
111,432	ConocoPhillips	7,055,874
18,605	Consol Energy Inc	631,268
32,034	Denbury Resources Inc (b)	368,391
34,233	Devon Energy Corp	1,897,877
5,589	Diamond Offshore Drilling Inc (a)	305,942
61,260	El Paso Corp	1,070,825
21,770	EOG Resources Inc	1,545,888
11,719	EQT Corp	625,326
394,236	Exxon Mobil Corp (c)	28,633,361
4,732	First Solar Inc (a)(b)	299,110
19,435	FMC Technologies Inc (b)	730,756
74,072	Halliburton Co	2,260,677
8,570	Helmerich & Payne Inc	347,942
24,375	Hess Corp	1,278,712
56,958	Marathon Oil Corp	1,229,153
28,479	Marathon Petroleum Corp	770,642
15,674	Murphy Oil Corp	692,164
22,501	Nabors Industries Ltd (b)	275,862
34,153	National Oilwell Varco Inc	1,749,317
10,856	Newfield Exploration Co (b)	430,875
20,734	Noble Corp	608,543
14,272	Noble Energy Inc	1,010,458
65,843	Occidental Petroleum Corp	4,707,774
8,638	Oneok Inc	570,453

Shares		Value

Energy — (continued)
21,978	Peabody Energy Corp	$744,615
9,420	Pioneer Natural Resources Co	619,553
14,194	QEP Resources Inc	384,231
12,810	Range Resources Corp	748,873
10,156	Rowan Cos Inc (b)	306,610
109,448	Schlumberger Ltd	6,537,329
28,294	Southwestern Energy Co (b)	943,039
52,871	Spectra Energy Corp	1,296,926
9,398	Sunoco Inc	291,432
11,972	Tesoro Corp (b)	233,095
46,092	Valero Energy Corp	819,516
47,797	Williams Cos Inc	1,163,379

		97,867,569

Financial — 13.32%
26,800	ACE Ltd	1,624,080
38,303	Aflac Inc	1,338,690
42,255	Allstate Corp	1,001,021
83,988	American Express Co	3,771,061
35,412	American International Group Inc (b)	777,294
19,638	Ameriprise Financial Inc	772,952
26,607	Aon Corp	1,116,962
9,702	Apartment Investment & Management Co Class A REIT	214,608
8,480	Assurant Inc	303,584
7,589	AvalonBay Communities Inc REIT	865,526
817,404	Bank of America Corp	5,002,513
100,801	Bank of New York Mellon Corp	1,873,891
56,492	BB&T Corp	1,204,974
142,382	Berkshire Hathaway Inc Class B (b)(c)	10,114,817
8,110	BlackRock Inc Class A	1,200,361
11,880	Boston Properties Inc REIT	1,058,508
37,220	Capital One Financial Corp (a)	1,475,029
26,177	CB Richard Ellis Group Inc Class A (b)	352,342
87,027	Charles Schwab Corp	980,794
23,217	Chubb Corp	1,392,788
12,914	Cincinnati Financial Corp (a)	340,026
235,931	Citigroup Inc	6,044,552
5,476	CME Group Inc	1,349,286
16,167	Comerica Inc	371,356
43,505	Discover Financial Services	998,005
17,681	E*Trade Financial Corp (b)	161,074
23,816	Equity Residential REIT	1,235,336
7,829	Federated Investors Inc Class B (a)	137,242
74,439	Fifth Third Bancorp	751,834
20,996	First Horizon National Corp	125,136
11,760	Franklin Resources Inc	1,124,726
40,490	Genworth Financial Inc Class A (b)	232,413
41,033	Goldman Sachs Group Inc	3,879,670
36,348	Hartford Financial Services Group Inc	586,657
32,335	HCP Inc REIT	1,133,665
14,231	Health Care Inc REIT	666,011
53,926	Host Hotels & Resorts Inc REIT	589,950
41,703	Hudson City Bancorp Inc	236,039
69,494	Huntington Bancshares Inc	333,571

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Financial — (continued)
6,100	IntercontinentalExchange Inc (b)	$721,386
36,540	Invesco Ltd	566,735
14,086	Janus Capital Group Inc (a)	84,516
316,216	JPMorgan Chase & Co (c)	9,524,426
75,286	KeyCorp	446,446
31,978	Kimco Realty Corp REIT	480,629
10,740	Legg Mason Inc	276,125
26,091	Lincoln National Corp	407,802
25,428	Loews Corp	878,537
9,653	M&T Bank Corp	674,745
44,285	Marsh & McLennan Cos Inc	1,175,324
85,445	MetLife Inc	2,393,314
120,051	Morgan Stanley	1,620,689
11,928	NASDAQ OMX Group Inc (b)	276,014
19,299	Northern Trust Corp	675,079
20,892	NYSE Euronext	485,530
29,481	People’s United Financial Inc	336,083
13,355	Plum Creek Timber Co Inc REIT	463,552
42,727	PNC Financial Services Group Inc	2,059,014
25,596	Principal Financial Group Inc	580,261
53,395	Progressive Corp	948,295
36,994	ProLogis Inc REIT	897,105
39,311	Prudential Financial Inc	1,842,114
11,380	Public Storage REIT	1,267,163
100,447	Regions Financial Corp	334,489
24,100	Simon Property Group Inc REIT	2,650,518
42,513	SLM Corp	529,287
40,871	State Street Corp	1,314,411
42,857	SunTrust Banks Inc	769,283
20,932	T Rowe Price Group Inc	999,922
9,124	Torchmark Corp	318,063
34,507	Travelers Cos Inc	1,681,526
24,447	Unum Group	512,409
155,735	US Bancorp	3,666,002
23,210	Ventas Inc REIT	1,146,574
14,862	Vornado Realty Trust REIT	1,109,002
426,684	Wells Fargo & Co (c)	10,291,618
44,100	Weyerhaeuser Co REIT	685,755
26,501	XL Group PLC	498,219
14,216	Zions Bancorporation	200,019

		112,526,325

Industrial — 10.19%
57,183	3M Co	4,105,168
28,317	Agilent Technologies Inc (b)	884,906
14,220	Amphenol Corp Class A	579,749
13,300	Ball Corp	412,566
8,685	Bemis Co Inc	254,557
60,014	Boeing Co	3,631,447
51,917	Caterpillar Inc	3,833,551
13,239	CH Robinson Worldwide Inc	906,474
90,522	CSX Corp	1,690,046
15,960	Cummins Inc	1,303,294
45,987	Danaher Corp	1,928,695
33,756	Deere & Co	2,179,625
14,930	Dover Corp	695,738
27,399	Eaton Corp	972,665
61,136	Emerson Electric Co	2,525,528

Shares		Value

Industrial — (continued)
17,014	Expeditors International of Washington Inc	$689,918
25,587	FedEx Corp	1,731,728
12,552	FLIR Systems Inc	314,428
4,543	Flowserve Corp	336,182
14,291	Fluor Corp	665,246
29,837	General Dynamics Corp	1,697,427
858,854	General Electric Co (c)	13,088,935
10,259	Goodrich Corp	1,238,056
62,926	Honeywell International Inc	2,763,081
39,914	Illinois Tool Works Inc	1,660,422
26,700	Ingersoll-Rand PLC Class A	750,003
14,679	ITT Corp	616,518
16,562	Jabil Circuit Inc	294,638
10,176	Jacobs Engineering Group Inc (b)	328,583
8,374	Joy Global Inc	522,370
8,390	L-3 Communications Holdings Inc	519,928
12,194	Leggett & Platt Inc	241,319
22,358	Lockheed Martin Corp	1,624,085
29,876	Masco Corp	212,717
11,612	Molex Inc (a)	236,536
28,227	Norfolk Southern Corp	1,722,412
23,262	Northrop Grumman Corp	1,213,346
12,567	Owens-Illinois Inc (b)	190,013
9,523	Pall Corp	403,775
12,864	Parker Hannifin Corp	812,104
9,756	PerkinElmer Inc	187,413
11,592	Precision Castparts Corp	1,802,092
29,335	Raytheon Co	1,198,922
25,294	Republic Services Inc	709,750
11,410	Rockwell Automation Inc	638,960
12,574	Rockwell Collins Inc	663,404
7,695	Roper Industries Inc	530,263
3,838	Ryder System Inc	143,963
12,748	Sealed Air Corp	212,892
4,803	Snap-on Inc	213,253
13,532	Stanley Black & Decker Inc	664,421
6,687	Stericycle Inc (b)	539,775
21,575	Textron Inc	380,583
31,258	Thermo Fisher Scientific Inc (b)	1,582,905
38,600	Tyco International Ltd	1,572,950
39,416	Union Pacific Corp	3,219,105
79,316	United Parcel Service Inc Class B	5,008,805
73,973	United Technologies Corp	5,204,740
38,907	Waste Management Inc (a)	1,266,812
7,178	Waters Corp (b)	541,867

		86,060,654

Technology — 13.81%
52,291	Accenture PLC Class A	2,754,690
41,287	Adobe Systems Inc (b)	997,907
44,850	Advanced Micro Devices Inc (b)	227,838
25,895	Altera Corp	816,469
24,419	Analog Devices Inc	763,094
75,110	Apple Inc (b)(c)	28,630,430
105,293	Applied Materials Inc	1,089,782
18,379	Autodesk Inc (b)	510,569
14,744	BMC Software Inc (b)	568,529
38,548	Broadcom Corp Class A	1,283,263

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Technology — (continued)
31,719	CA Inc	$615,666
11,252	Cerner Corp (b)	770,987
15,264	Citrix Systems Inc (b)	832,346
24,518	Cognizant Technology Solutions Corp Class A (b)	1,537,279
12,370	Computer Sciences Corp	332,134
18,275	Compuware Corp (b)	139,986
126,086	Dell Inc (b)	1,784,117
3,855	Dun & Bradstreet Corp	236,157
26,608	Electronic Arts Inc (b)	544,134
166,136	EMC Corp (b)	3,487,195
21,087	Fidelity National Information Services Inc	512,836
11,566	Fiserv Inc (b)	587,206
167,551	Hewlett-Packard Co	3,761,520
425,696	Intel Corp (c)	9,080,096
96,855	International Business Machines Corp (c)	16,952,531
24,490	Intuit Inc (b)	1,161,806
13,779	KLA-Tencor Corp	527,460
6,478	Lexmark International Inc Class A (b)	175,100
17,973	Linear Technology Corp	496,953
52,311	LSI Corp (b)	270,971
17,944	MEMC Electronic Materials Inc (b)	94,027
14,648	Microchip Technology Inc (a)	455,699
80,840	Micron Technology Inc (b)	407,434
604,070	Microsoft Corp (c)	15,035,302
29,810	NetApp Inc (b)	1,011,751
5,759	Novellus Systems Inc (b)	156,990
46,974	NVIDIA Corp (b)	587,175
319,919	Oracle Corp (c)	9,194,472
16,900	Pitney Bowes Inc (a)	317,720
15,573	Red Hat Inc (b)	658,115
10,909	Salesforce.com Inc (b)	1,246,680
19,102	SanDisk Corp (b)	770,766
13,850	Teradata Corp (b)	741,390
14,797	Teradyne Inc (b)	162,915
94,016	Texas Instruments Inc	2,505,526
18,698	Western Digital Corp (b)	480,913
112,878	Xerox Corp	786,760
20,949	Xilinx Inc	574,840

		116,637,526

Utilities — 3.83%

53,488	AES Corp (b)	522,043
18,795	Ameren Corp	559,527
39,073	American Electric Power Co Inc	1,485,555
34,883	CenterPoint Energy Inc	684,404
20,254	CMS Energy Corp	400,827
23,644	Consolidated Edison Inc	1,348,181
16,172	Constellation Energy Group Inc	615,506
46,189	Dominion Resources Inc	2,345,016
13,911	DTE Energy Co	681,917
107,345	Duke Energy Corp	2,145,827
25,998	Edison International	994,424
14,230	Entergy Corp	943,307
53,757	Exelon Corp	2,290,586
33,313	FirstEnergy Corp	1,496,087

Shares		Value

Utilities — (continued)
6,128	Integrys Energy Group Inc	$297,943
33,857	NextEra Energy Inc	1,828,955
3,803	Nicor Inc	209,203
21,981	NiSource Inc	469,954
14,265	Northeast Utilities	480,017
20,929	NRG Energy Inc (b)	443,904
17,815	Pepco Holdings Inc	337,060
31,853	PG&E Corp	1,347,700
8,825	Pinnacle West Capital Corp	378,946
45,866	PPL Corp	1,309,016
23,764	Progress Energy Inc	1,229,074
41,246	Public Service Enterprise Group Inc	1,376,379
8,987	SCANA Corp	363,524
19,134	Sempra Energy	985,401
68,624	Southern Co	2,907,599
17,149	TECO Energy Inc	293,762
18,737	Wisconsin Energy Corp	586,281
39,047	Xcel Energy Inc	964,070

		32,321,995

TOTAL COMMON STOCK — 98.87% (Cost $842,689,459)		$835,023,274

Principal Amount

SHORT TERM INVESTMENTS
$ 7,975,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	$7,975,000
	U.S. Treasury Bills
300,000	0.02%, 03/08/2012(d)	299,978
835,000	0.02%, 03/22/2012(d)	834,940

TOTAL SHORT TERM INVESTMENTS — 1.08% (Cost $9,109,918)		$9,109,918

SECURITIES LENDING COLLATERAL
2,448,106	Undivided interest of 7.00% in a repurchase agreement (principal amount/value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $2,448,106 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	2,448,106

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 2,692,905	Undivided interest of 7.01% in a repurchase agreement (principal amount/value $38,390,031 with a maturity value of $38,390,319) with HSBC Securities (USA) Inc, 0.09%, dated 9/30/11, to be repurchased at $2,692,905 on 10/3/11, collateralized by Fannie Mae, 3.50% - 6.00%, 9/1/25 - 4/1/41, with a value of $39,158,120.	$2,692,905

1,999,204	Undivided interest of 5.09% in a repurchase agreement (principal amount/value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $1,999,204 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	1,999,204

2,099,164	Undivided interest of 6.73% in a repurchase agreement (principal amount/value $31,200,000 with a maturity value of $31,200,234) with JP Morgan Securities, 0.09%, dated 9/30/11, to be repurchased at $2,099,164 on 10/3/11, collateralized by Fannie Mae, 2.26% - 5.71%, 1/1/19 - 8/1/41, with a value of $31,824,192.	2,099,164

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 2,099,164	Undivided interest of 4.85% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $2,099,164 on 10/3/11, collateralized by various U.S. Government or agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	$2,099,164

TOTAL SECURITIES LENDING COLLATERAL — 1.34% (Cost $11,338,543)		$11,338,543

TOTAL INVESTMENTS — 101.29% (Cost $863,137,920)		$855,471,735

OTHER ASSETS & LIABILITIES — (1.29)%		$(10,873,309)

TOTAL NET ASSETS — 100.00%		$844,598,426

(a)	A portion or all of the security is on loan at September 30, 2011.
(b)	Non-income producing security
(c)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security position has been segregated to cover initial margin requirements on open future contracts.
REIT	Real Estate Investment Trust

At September 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation

S&P 500® Emini Long Futures	178	$10,021,400	December 2011	$ (449,313)

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Barbados	$275,862	0.03%
Bermuda	3,197,030	0.38
Ireland	5,746,582	0.67
Switzerland	608,543	0.07
United States	845,643,718	98.85

Total	$855,471,735	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P 500® INDEX PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim S & P 500® Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Initial Class shares are not subject to any distribution fees, and Class L shares are subject to an annual distribution fee of 0.25% of the Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description(a)	Level 1	Level 2	Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$825,195,258	$—	$—	$825,195,258
Foreign Common Stock	9,828,016	—	—	9,828,016
Short Term Investments	—	9,109,918	—	9,109,918
Securities Lending Collateral	—	11,338,543	—	11,338,543

Total Assets	$835,023,274	$20,448,461	$0	$855,471,735

Liabilities
Derivative Investments:
Futures Contracts Variation Margin	266,706	—	—	266,706

Total Liabilities	$266,706	$—	$—	$266,706

Total	$834,756,568	$20,448,461	$0	$855,205,029

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest.

A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $870,531,860. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $134,707,573 and gross depreciation of securities in which there was an excess of tax cost over value of $149,767,698 resulting in net depreciation of $15,060,125.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $11,039,115 and received collateral of $11,338,543 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.70%
8,656	Albemarle Corp	$349,702
7,362	Ashland Inc	324,959
6,210	Cabot Corp	153,884
4,054	Carpenter Technology Corp	181,984
3,110	Compass Minerals International Inc	207,686
4,706	Cytec Industries Inc	165,369
3,785	Domtar Corp	258,024
3,349	DST Systems Inc	146,787
4,989	Intrepid Potash Inc (a)	124,076
1,623	Minerals Technologies Inc	79,965
1,035	NewMarket Corp	157,185
7,598	Olin Corp	136,840
7,073	Reliance Steel & Aluminum Co	240,553
12,390	RPM International Inc	231,693
4,614	Sensient Technologies Corp	150,186
20,671	Steel Dynamics Inc	205,056
8,824	Valspar Corp	275,397

		3,389,346

Communications — 4.38%
6,115	ADTRAN Inc	161,803
5,422	AMC Networks Inc Class A (a)	173,233
10,147	AOL Inc (a)	121,764
8,863	Ciena Corp (a)	99,266
3,721	Digital River Inc (a)	77,136
4,436	Equinix Inc (a)	394,050
4,322	Factset Research Systems Inc	384,528
4,950	General Cable Corp (a)	115,583
4,492	John Wiley & Sons Inc Class A	199,535
5,345	Lamar Advertising Co Class A (a)(b)	91,025
3,409	Meredith Corp (b)	77,180
6,960	NeuStar Inc Class A (a)	174,974
10,753	New York Times Co Class A (a)(b)	62,475
4,254	Plantronics Inc	121,026
16,692	Polycom Inc (a)	306,632
9,722	Rackspace Hosting Inc (a)	331,909
26,220	RF Micro Devices Inc (a)	166,235
2,439	Scholastic Corp	68,365
8,741	Telephone & Data Systems Inc	185,746
15,349	TIBCO Software Inc (a)	343,664
14,238	tw telecom inc (a)	235,212
7,855	ValueClick Inc (a)	122,224

		4,013,565

Consumer, Cyclical — 12.56%
4,407	99 Cents Only Stores (a)	81,177
6,954	Advance Auto Parts Inc	404,027
7,270	Aeropostale Inc (a)	78,589
3,299	Alaska Air Group Inc (a)	185,701
18,418	American Eagle Outfitters Inc	215,859
4,838	ANN INC (a)	110,500
6,341	Ascena Retail Group Inc (a)	171,651
3,999	Bally Technologies Inc (a)	107,893
4,006	Barnes & Noble Inc (b)	47,391
2,834	Bob Evans Farms Inc	80,826
10,329	BorgWarner Inc (a)(c)	625,214

Shares		Value

Consumer, Cyclical — (continued)
7,565	Brinker International Inc	$158,260
5,154	Cheesecake Factory Inc (a)	127,046
16,284	Chico’s FAS Inc	186,126
5,433	Collective Brands Inc (a)(b)	70,412
5,333	Copart Inc (a)	208,627
3,633	Deckers Outdoor Corp (a)	338,813
9,088	Dick’s Sporting Goods Inc (a)	304,084
11,491	Dollar Tree Inc (a)(c)	863,089
6,730	DreamWorks Animation SKG Inc Class A (a)	122,351
14,437	Foot Locker Inc	290,039
4,997	Fossil Inc (a)	405,057
6,319	Guess? Inc	180,028
9,178	Hanesbrands Inc (a)	229,542
5,574	Herman Miller Inc	99,552
4,045	HNI Corp (b)	77,381
14,873	Ingram Micro Inc Class A (a)	239,901
2,554	International Speedway Corp Class A	58,333
19,446	JetBlue Airways Corp (a)	79,729
6,121	KB Home (b)	35,869
4,009	Life Time Fitness Inc (a)	147,732
13,817	LKQ Corp (a)	333,819
3,439	MDC Holdings Inc	58,257
5,392	Mohawk Industries Inc (a)	231,371
4,410	MSC Industrial Direct Co Class A	248,989
513	NVR Inc (a)	309,842
27,258	Office Depot Inc (a)	56,151
8,640	Oshkosh Corp (a)	135,994
5,873	Owens & Minor Inc	167,263
2,872	Panera Bread Co Class A (a)	298,516
10,629	PetSmart Inc (c)	453,327
6,523	Polaris Industries Inc	325,954
6,371	PVH Corp	371,047
9,273	RadioShack Corp	107,752
5,566	Regis Corp	78,425
4,360	Ryland Group Inc	46,434
15,068	Saks Inc (a)(b)	131,845
5,396	Scientific Games Corp Class A (a)	38,419
4,252	Thor Industries Inc	94,182
13,906	Toll Brothers Inc (a)	200,664
6,733	Tractor Supply Co	421,149
3,458	Under Armour Inc Class A (a)(b)	229,646
4,066	Warnaco Group Inc (a)	187,402
2,684	Watsco Inc	137,152
27,564	Wendy’s Co	126,519
9,864	Williams-Sonoma Inc	303,712
5,085	WMS Industries Inc (a)	89,445

		11,514,075

Consumer, Non-cyclical — 19.85%
7,440	Aaron’s Inc	187,860
4,801	Alliance Data Systems Corp (a)(b)	445,053
3,931	American Greetings Corp Class A	72,723
4,566	AMERIGROUP Corp (a)	178,120
1,805	Bio-Rad Laboratories Inc Class A (a)	163,840
5,526	Career Education Corp (a)	72,114
4,709	Catalyst Health Solutions Inc (a)	271,662

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
4,867	Charles River Laboratories International Inc (a)	$139,293
13,529	Church & Dwight Co Inc (c)	597,982
8,831	Community Health Systems Inc (a)	146,948
10,786	Convergys Corp (a)	101,173
4,504	Cooper Cos Inc	356,492
9,824	CoreLogic Inc (a)	104,822
7,244	Corn Products International Inc	284,255
3,219	Corporate Executive Board Co	95,926
10,127	Corrections Corp of America (a)	229,782
5,737	Covance Inc (a)	260,747
4,616	Deluxe Corp	85,858
11,004	Endo Pharmaceuticals Holdings Inc (a)	308,002
10,704	Flowers Foods Inc	208,300
3,936	FTI Consulting Inc (a)	144,884
9,109	Gartner Inc (a)	317,631
4,550	Gen-Probe Inc (a)	260,487
7,583	Global Payments Inc	306,277
12,108	Green Mountain Coffee Roasters Inc (a)(c)	1,125,317
7,262	Hansen Natural Corp (a)(c)	633,900
23,325	Health Management Associates Inc Class A (a)	161,409
8,423	Health Net Inc (a)	199,709
8,710	Henry Schein Inc (a)(c)	540,107
5,820	Hill-Rom Holdings Inc	174,716
24,725	Hologic Inc (a)	376,067
5,362	IDEXX Laboratories Inc (a)(b)	369,817
1,856	ITT Educational Services Inc (a)(b)	106,868
4,877	Kindred Healthcare Inc (a)	42,040
5,876	Kinetic Concepts Inc (a)	387,170
4,583	Korn/Ferry International (a)	55,867
1,895	Lancaster Colony Corp (b)	115,614
7,728	Lender Processing Services Inc	105,796
4,933	LifePoint Hospitals Inc (a)	180,745
8,833	Lincare Holdings Inc	198,742
7,738	Manpower Inc	260,152
5,684	Masimo Corp	123,059
5,988	Medicis Pharmaceutical Corp Class A	218,442
4,604	Mednax Inc (a)	288,395
10,933	Omnicare Inc (b)	278,026
8,740	Perrigo Co (c)	848,741
10,755	Pharmaceutical Product Development Inc	275,973
5,200	Ralcorp Holdings Inc (a)	398,892
5,629	Rent-A-Center Inc	154,516
14,290	ResMed Inc (a)	411,409
5,856	Rollins Inc	109,566
4,649	Ruddick Corp	181,264
4,221	Scotts Miracle-Gro Co Class A (b)	188,257
14,149	SEI Investments Co	217,612
22,403	Service Corp International	205,211
15,578	Smithfield Foods Inc (a)	303,771
6,387	Sotheby’s	176,090
5,457	STERIS Corp	159,726
1,079	Strayer Education Inc (b)	82,727
3,504	Techne Corp	238,307
3,846	Teleflex Inc	206,799

Shares		Value

Consumer, Non-cyclical — (continued)
5,651	Thoratec Corp (a)	$184,449
2,422	Tootsie Roll Industries Inc	58,419
4,966	Towers Watson & Co Class A	296,867
5,720	Tupperware Brands Corp	307,393
6,005	United Rentals Inc (a)(b)	101,124
4,910	United Therapeutics Corp (a)	184,076
2,091	Universal Corp	74,983
9,227	Universal Health Services Inc Class B	313,718
4,313	Valassis Communications Inc (a)(b)	80,826
8,000	VCA Antech Inc (a)	127,840
19,598	Vertex Pharmaceuticals Inc (a)(c)	872,895
3,922	WellCare Health Plans Inc (a)	148,958

		18,192,598

Energy — 5.57%
20,112	Arch Coal Inc	293,233
5,189	Atwood Oceanics Inc (a)	178,294
4,512	Bill Barrett Corp (a)	163,515
1,883	CARBO Ceramics Inc	193,064
8,067	Cimarex Energy Co (c)	449,332
4,230	Comstock Resources Inc (a)	65,396
7,530	Dresser-Rand Group Inc (a)	305,191
3,259	Dril-Quip Inc (a)	175,693
6,805	Energen Corp	278,256
6,021	Exterran Holdings Inc (a)	58,524
10,460	Forest Oil Corp (a)	150,624
10,042	Helix Energy Solutions Group Inc (a)	131,550
19,799	HollyFrontier Corp (c)	519,130
5,991	Northern Oil & Gas Inc (a)(b)	116,165
10,237	Oceaneering International Inc	361,776
4,848	Oil States International Inc (a)	246,860
8,800	Patriot Coal Corp (a)(b)	74,448
14,698	Patterson-UTI Energy Inc	254,863
13,308	Plains Exploration & Production Co (a)	302,225
10,969	Quicksilver Resources Inc (a)	83,145
6,011	SM Energy Co	364,567
7,545	Superior Energy Services Inc (a)	197,981
3,935	Unit Corp (a)	145,280

		5,109,112

Financial — 18.36%
4,910	Affiliated Managers Group Inc (a)	383,225
5,843	Alexandria Real Estate Equities Inc REIT	358,702
6,568	American Campus Communities Inc REIT	244,395
7,409	American Financial Group Inc	230,198
18,611	Apollo Investment Corp	139,955
10,626	Arthur J Gallagher & Co	279,464
6,709	Aspen Insurance Holdings Ltd	154,575
15,968	Associated Banc-Corp	148,502
8,130	Astoria Financial Corp	62,520
6,649	BancorpSouth Inc (b)	58,378
4,474	Bank of Hawaii Corp	162,854
7,055	BRE Properties Inc REIT	298,709

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Financial — (continued)
10,947	Brown & Brown Inc	$194,857
6,714	Camden Property Trust REIT	371,016
7,352	Cathay General Bancorp	83,666
4,430	City National Corp	167,277
7,301	Commerce Bancshares Inc	253,710
6,550	Corporate Office Properties Trust REIT	142,659
9,391	Cousins Properties Inc REIT	54,937
5,784	Cullen/Frost Bankers Inc	265,254
23,877	Duke Realty Corp REIT	250,709
14,078	East West Bancorp Inc	209,903
11,084	Eaton Vance Corp	246,841
5,467	Equity One Inc REIT	86,707
3,087	Essex Property Trust Inc REIT	370,563
5,100	Everest Re Group Ltd	404,838
5,921	Federal Realty Investment Trust REIT (c)	487,950
21,092	Fidelity National Financial Inc Class A	320,177
9,734	First American Financial Corp	124,595
27,848	First Niagara Financial Group Inc	254,809
10,367	FirstMerit Corp	117,769
18,924	Fulton Financial Corp	144,769
2,807	Greenhill & Co Inc (b)	80,252
8,006	Hancock Holding Co	214,401
4,206	Hanover Insurance Group Inc	149,313
10,385	HCC Insurance Holdings Inc	280,914
6,640	Highwoods Properties Inc REIT	187,646
4,423	Home Properties Inc REIT	251,049
11,660	Hospitality Properties Trust REIT	247,542
4,960	International Bancshares Corp	65,224
13,962	Jefferies Group Inc	173,268
4,105	Jones Lang LaSalle Inc	212,680
4,543	Kemper Corp (a)	108,850
10,916	Liberty Property Trust REIT	317,765
12,433	Macerich Co REIT (c)	530,019
8,227	Mack-Cali Realty Corp REIT	220,072
3,287	Mercury General Corp	126,056
41,236	New York Community Bancorp Inc (c)	490,708
24,139	Old Republic International Corp	215,320
9,789	Omega Healthcare Investors Inc REIT	155,939
3,727	Potlatch Corp REIT	117,475
4,442	Prosperity Bancshares Inc	145,165
8,032	Protective Life Corp	125,540
9,686	Raymond James Financial Inc	251,449
11,487	Rayonier Inc REIT	422,607
11,965	Realty Income Corp REIT	385,752
8,486	Regency Centers Corp REIT	299,810
6,992	Reinsurance Group of America Inc	321,282
14,475	Senior Housing Properties Trust REIT	311,791
8,057	SL Green Realty Corp REIT (c)	468,515
4,004	StanCorp Financial Group Inc	110,390
3,951	SVB Financial Group (a)	146,187
73,075	Synovus Financial Corp (b)	78,190
5,466	Taubman Centers Inc REIT	274,994
15,125	TCF Financial Corp	138,545

Shares		Value

Financial — (continued)
5,899	Transatlantic Holdings Inc	$286,219
6,087	Trustmark Corp	110,479
20,655	UDR Inc REIT (c)	457,302
15,646	Valley National Bancorp (b)	165,691
8,136	Waddell & Reed Financial Inc Class A	203,481
10,451	Washington Federal Inc	133,146
6,837	Webster Financial Corp	104,606
11,414	Weingarten Realty Investors REIT	241,634
2,734	Westamerica Bancorporation (b)	104,767
10,713	WR Berkley Corp	318,069

		16,824,587

Industrial — 17.24%
3,989	Acuity Brands Inc	143,764
10,971	AECOM Technology Corp (a)	193,858
9,103	AGCO Corp (a)	314,691
3,846	Alexander & Baldwin Inc	140,494
3,014	Alliant Techsystems Inc	164,293
15,220	AMETEK Inc (c)	501,803
6,304	Aptargroup Inc	281,600
10,846	Arrow Electronics Inc (a)	301,302
14,412	Avnet Inc (a)	375,865
9,735	BE Aerospace Inc (a)	322,326
4,345	Brink’s Co	101,282
5,636	Carlisle Cos Inc	179,676
4,459	Clean Harbors Inc (a)	228,747
11,069	Commercial Metals Co	105,266
5,272	Con-way Inc	116,669
4,616	Crane Co	164,745
7,121	Donaldson Co Inc	390,231
25,248	Eastman Kodak Co (a)(b)	19,696
6,484	Energizer Holdings Inc (a)	430,797
2,814	Esterline Technologies Corp (a)	145,878
4,938	Gardner Denver Inc	313,810
4,416	GATX Corp	136,852
13,506	Gentex Corp	324,819
5,583	Graco Inc	190,604
3,375	Granite Construction Inc	63,349
2,938	Greif Inc Class A	126,011
7,645	Harsco Corp	148,236
5,659	Hubbell Inc Class B	280,347
4,632	Huntington Ingalls Industries Inc (a)	112,697
7,847	IDEX Corp	244,512
3,760	Itron Inc (a)	110,920
8,734	JB Hunt Transport Services Inc	315,472
10,351	Kansas City Southern (a)(c)	517,136
14,226	KBR Inc	336,160
7,675	Kennametal Inc	251,279
5,254	Kirby Corp (a)	276,571
4,526	Landstar System Inc	179,049
5,033	Lennox International Inc	129,751
7,956	Lincoln Electric Holdings Inc	230,803
11,923	Louisiana-Pacific Corp (a)	60,807
4,314	Martin Marietta Materials Inc (b)	272,731
2,760	Matthews International Corp Class A	84,898
3,007	Mettler-Toledo International Inc (a)	420,860
2,761	Mine Safety Appliances Co	74,437

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Industrial — (continued)
8,746	National Instruments Corp	$199,934
5,634	Nordson Corp	223,895
2,270	Overseas Shipholding Group Inc (b)	31,190
9,423	Packaging Corp of America	219,556
9,322	Pentair Inc	298,397
3,936	Regal-Beloit Corp	178,616
6,719	Rock-Tenn Co Class A	327,081
6,657	Shaw Group Inc (a)	144,723
4,713	Silgan Holdings Inc	173,156
9,433	Sonoco Products Co	266,294
4,829	SPX Corp	218,802
3,970	Tech Data Corp (a)	171,623
10,253	Temple-Inland Inc	321,637
10,402	Terex Corp (a)	106,724
4,828	Thomas & Betts Corp (a)	192,685
4,904	Tidewater Inc	206,213
7,971	Timken Co	261,608
11,581	Trimble Navigation Ltd (a)	388,542
7,362	Trinity Industries Inc	157,620
3,619	Triumph Group Inc	176,390
7,522	URS Corp (a)	223,102
9,744	UTi Worldwide Inc	127,062
2,125	Valmont Industries Inc	165,622
14,382	Vishay Intertechnology Inc (a)	120,233
4,558	Wabtec Corp	240,981
10,665	Waste Connections Inc	360,690
4,131	Werner Enterprises Inc	86,049
5,668	Woodward Inc	155,303
5,203	Worthington Industries Inc	72,686
5,100	Zebra Technologies Corp Class A (a)	157,794

		15,799,302

Technology — 9.29%
3,122	ACI Worldwide Inc (a)	85,980
7,850	Acxiom Corp (a)	83,524
3,190	Advent Software Inc (a)	66,511
17,737	Allscripts Healthcare Solutions Inc (a)	319,621
8,697	ANSYS Inc (a)	426,501
43,912	Atmel Corp (a)	354,370
11,673	Broadridge Financial Solutions Inc ADR	235,094
25,422	Cadence Design Systems Inc (a)	234,899
4,395	Concur Technologies Inc (a)	163,582
10,922	Cree Inc (a)(b)	283,754
16,237	Cypress Semiconductor Corp	243,068
5,875	Diebold Inc	161,621
3,542	Fair Isaac Corp	77,322
12,100	Fairchild Semiconductor International Inc (a)	130,680
10,060	Informatica Corp (a)	411,957
14,115	Integrated Device Technology Inc (a)	72,692
6,639	International Rectifier Corp (a)	123,618
11,937	Intersil Corp Class A	122,832
8,163	Jack Henry & Associates Inc	236,564
11,672	Lam Research Corp (a)	443,303

Shares		Value

Technology — (continued)
2,055	Mantech International Corp Class A	$64,486
8,559	Mentor Graphics Corp (a)	82,338
7,623	MICROS Systems Inc (a)	334,726
11,365	MSCI Inc Class A (a)	344,700
14,856	NCR Corp (a)	250,918
11,142	Parametric Technology Corp (a)	171,364
9,854	QLogic Corp (a)	124,949
5,358	Quest Software Inc (a)	85,085
14,668	Riverbed Technology Inc (a)	292,773
10,490	Rovi Corp (a)(c)	450,860
6,196	Semtech Corp (a)	130,736
4,193	Silicon Laboratories Inc (a)	140,507
17,575	Skyworks Solutions Inc (a)	315,295
6,685	Solera Holdings Inc	337,592
13,593	Synopsys Inc (a)	331,125
7,111	Varian Semiconductor Equipment Associates Inc (a)	434,838
9,785	VeriFone Systems Inc (a)	342,671

		8,512,456

Utilities — 6.91%

7,406	AGL Resources Inc	301,720
10,467	Alliant Energy Corp	404,864
13,068	Aqua America Inc	281,877
8,526	Atmos Energy Corp	276,669
3,665	Black Hills Corp (b)	112,296
5,614	Cleco Corp	191,662
11,129	DPL Inc	335,428
12,847	Great Plains Energy Inc	247,947
9,062	Hawaiian Electric Industries Inc	220,025
4,566	IDACORP Inc	172,503
17,813	MDU Resources Group Inc	341,832
7,803	National Fuel Gas Co	379,850
9,768	NSTAR	437,704
22,271	NV Energy Inc	327,606
9,239	OGE Energy Corp	441,532
8,215	PNM Resources Inc	134,972
16,756	Questar Corp	296,749
11,761	Southern Union Co (c)	477,144
10,556	UGI Corp	277,306
7,524	Vectren Corp	203,750
10,933	Westar Energy Inc (b)	288,850
4,718	WGL Holdings Inc	184,332

		6,336,618

TOTAL COMMON STOCK — 97.86% (Cost $106,334,886)		$89,691,659

Principal Amount

SHORT TERM INVESTMENTS
$ 4,560,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	$4,560,000

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount	Value

Short Term Investments — (continued)

	U.S. Treasury Bills
$ 50,000	0.01%, 03/08/2012(d)	$49,997
305,000	0.02%, 03/22/2012(d)	304,977

TOTAL SHORT TERM INVESTMENTS — 5.36% (Cost $4,914,974)		$4,914,974

SECURITIES LENDING COLLATERAL
999,917	Undivided interest of 2.54% in a repurchase agreement (Principal Amount/Value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $999,917 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	999,917

831,473	Undivided interest of 6.90% in a repurchase agreement (Principal Amount/Value $12,055,870 with a maturity value of $12,055,991 with BNP Paribas Securities Corp, 0.12%, dated 9/30/11, to be repurchased at $831,473 on 10/3/11, collateralized by various U.S. Government or agency securities, 3.00% - 7.00%, 12/1/18 - 10/1/41, with a value of $12,298,087.	831,473

Principal Amount	Value

Securities Lending Collateral — (continued)

$ 999,916	Undivided interest of 2.31% in a repurchase agreement (Principal Amount/Value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $999,916 on 10/3/11, collateralized by various U.S. Government or agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	$999,916

999,916	Undivided interest of 3.21% in a repurchase agreement (Principal Amount/Value $31,200,000 with a maturity value of $31,200,234) with JP Morgan Securities, 0.09%, dated 9/30/11, to be repurchased at $999,916 on 10/3/11, collateralized by Fannie Mae, 2.26% - 5.71%, 1/1/19 - 8/1/41, with a value of $31,824,192.	999,916

TOTAL SECURITIES LENDING COLLATERAL — 4.18% (Cost $3,831,222)		$3,831,222

TOTAL INVESTMENTS — 107.40% (Cost $115,081,082)		$98,437,855

OTHER ASSETS & LIABILITIES — (7.40)%		$(6,781,758)

TOTAL NET ASSETS — 100.00%		$91,656,097

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at September 30, 2011.
(c)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
S&P Mid 400 Emini Long Futures	22	$1,713,580	December 2011	$(59,220)

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Australia	$411,409	0.42%
Bermuda	154,575	0.16
Canada	258,023	0.26
Switzerland	420,860	0.43
United Kingdom	127,062	0.13
United States	97,065,926	98.60

Total	$98,437,855	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM S&P MIDCAP 400® INDEX PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim S&P Midcap 400® Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The Portfolio commenced operations on January 20, 2011. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s MidCap 400® Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description(a)	Level 1	Level 2	Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$88,319,730	$—	$—	$88,319,730
Foreign Common Stock	1,371,929	—	—	1,371,929
Short Term Investments		4,914,974		4,914,974
Securities Lending Collateral	—	3,831,222	—	3,831,222

Total Assets	$89,691,659	$8,746,196	$0	$98,437,855

Liabilities
Futures Contracts Variation Margin	$38,941	$—	$—	$38,941

Total Liabilities	$38,941	$—	$—	$38,941

Total	$89,652,718	$8,746,196	$0	$98,398,914

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio intends to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distribute substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $115,261,568. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,209,438 and gross depreciation of securities in which there was an excess of tax cost over value of $19,033,151 resulting in net depreciation of $16,823,713.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $3,729,491 and received collateral of $3,831,222 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 26.48%
$ 1,000,000	ACE Securities Corp(a)(b)
	29.81%, 02/25/2038	$602,921
	Avis Budget Rental Car Funding AESOP LLC
1,000,000	3.63%, 08/20/2014(b)	1,033,553
260,000	4.64%, 05/20/2016(b)	278,806
500,000	3.15%, 03/20/2017(b)	515,125
500,000	3.41%, 11/20/2017(b)	503,794
	Bear Stearns Commercial Mortgage Securities
220,712	4.72%, 11/11/2035(c)	224,382
765,000	4.74%, 03/13/2040	789,663
100,000	5.47%, 06/11/2041(c)	107,241
39,098	5.28%, 10/12/2042(c)	40,439
1,000,000	Cabela’s Master Credit Card Trust(b)
	2.29%, 09/17/2018	1,031,177
413,873	Centex Home Equity(c)
	4.27%, 01/25/2034	412,688
100,000	Citibank Credit Card Issuance Trust
	4.15%, 07/07/2017	111,022
500,000	Citibank Omni Master Trust(b)
	4.90%, 11/15/2018	544,393
500,000	CNH Equipment Trust
	3.00%, 08/17/2015	511,091
202,346	Equity One ABS Inc(a)
	4.59%, 04/25/2034	199,603
	Federal National Mortgage Association
288,242	4.05%, 05/07/2017(a)	297,655
39,304	0.64%, 04/25/2035(c)	38,994
150,000	GE Capital Commercial Mortgage Corp
	4.60%, 11/10/2038	156,267
27,266	GMAC Commercial Mortgage Securities Inc
	4.65%, 04/10/2040	27,562
991,592	GMAC Mortgage Corp Loan Trust Series 2007-HE2 Class A3(d)
	6.19%, 12/25/2037	660,958
500,000	Greenwich Capital Commercial Funding Corp
	4.92%, 01/05/2036	526,137
	Hertz Vehicle Financing LLC
500,000	4.26%, 03/25/2014(b)	518,330
480,000	5.29%, 03/25/2016(b)	519,743
	HSBC Home Equity Loan Trust
29,065	4.03%, 11/26/2011(a)	29,053
246,624	5.34%, 09/04/2014(a)	246,076
	John Deere Owner Trust
2,285	2.59%, 10/15/2013	2,293
500,000	1.96%, 04/16/2018	512,867
	JP Morgan Chase Commercial Mortgage Securities Corp
586,087	4.99%, 07/12/2035	603,010
135,040	4.53%, 01/12/2037	134,940
300,000	4.65%, 01/12/2037	305,108
101,771	4.01%, 01/12/2039	102,335
272,390	4.16%, 01/12/2039(b)	280,045
500,000	5.39%, 05/15/2041(c)	532,554
250,000	4.74%, 07/15/2042	267,584
500,000	3.34%, 07/15/2046(b)	497,220
	Morgan Stanley Capital I
500,000	5.55%, 06/15/2038(c)	534,974
325,000	5.15%, 06/13/2041	340,402
386,115	5.18%, 09/15/2042(c)	399,063

Principal Amount		Value

Asset-Backed Securities — (continued)
$ 500,000	5.16%, 10/12/2052(c)	$540,484
	Morgan Stanley Dean Witter Capital I
35,399	6.39%, 07/15/2033	35,378
500,000	4.92%, 03/12/2035	516,551
245,036	4.74%, 11/13/2036	251,402
461,158	NCUA Guaranteed Notes
	1.60%, 10/29/2020	465,760
	Residential Funding Mortgage Securities II Inc
730,000	24.69%, 11/14/2012	603,847
209,470	5.79%, 02/25/2036	209,577
243,901	6.03%, 06/25/2037(c)	238,161
58,640	USAA Auto Owner Trust
	4.50%, 10/15/2013	58,738
	Wachovia Bank Commercial Mortgage Trust
28,787	4.96%, 08/15/2035(c)	28,752
500,000	5.13%, 08/15/2035(c)	522,853
236,853	Wells Fargo Commercial Mortgage Trust(b)
	3.35%, 11/15/2043	242,578
196,384	Wells Fargo Home Equity Trust(c)
	4.89%, 05/25/2034	196,592
1,478,578	WF-RBS Commercial Mortgage Trust(b)
	1.61%, 06/15/2044	1,473,082

		19,822,823

Basic Materials — 4.16%
250,000	Anglo American Capital PLC(b)
	9.38%, 04/08/2014	290,421
500,000	ArcelorMittal
	5.38%, 06/01/2013	510,203
500,000	Barrick Gold Corp
	1.75%, 05/30/2014	502,352
250,000	Chevron Phillips Chemical Co LLC/LP(b)
	7.00%, 06/15/2014	279,347
250,000	Dow Chemical Co
	2.50%, 02/15/2016	245,947
250,000	Potash Corp of Saskatchewan Inc
	5.25%, 05/15/2014	275,145
250,000	PPG Industries Inc
	1.90%, 01/15/2016	248,896
500,000	Rio Tinto Alcan Inc
	4.50%, 05/15/2013	523,340
215,000	Xstrata Finance Canada Ltd(b)
	5.80%, 11/15/2016	236,388

		3,112,039

Communications — 6.44%
250,000	Cellco Partnership / Verizon Wireless Capital LLC
	5.55%, 02/01/2014	273,511
250,000	Comcast Cable Communications Holdings Inc
	8.38%, 03/15/2013	274,678
500,000	Comcast Corp
	5.85%, 11/15/2015	567,174
500,000	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
	3.13%, 02/15/2016	508,718
500,000	eBay Inc
	1.63%, 10/15/2015	501,497

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Communications — (continued)
$ 250,000	Pearson Funding Two PLC(b)
	4.00%, 05/17/2016	$264,592
490,000	Reed Elsevier Capital Inc
	7.75%, 01/15/2014	549,278
250,000	Thomson Reuters Corp
	5.95%, 07/15/2013	270,110
500,000	Time Warner Cable Inc
	8.25%, 02/14/2014	568,284
500,000	Verizon Communications Inc
	1.95%, 03/28/2014	511,758
500,000	Viacom Inc
	4.38%, 09/15/2014	534,260

		4,823,860

Consumer, Cyclical — 3.71%
225,167	CVS Pass-Through Trust(b)
	7.77%, 01/10/2012	228,544
500,000	Daimler Finance North America LLC(b)
	1.95%, 03/28/2014	495,934
250,000	Hasbro Inc
	6.13%, 05/15/2014	273,972
250,000	Kia Motors Corp(b)
	3.63%, 06/14/2016	248,678
711,473	UAL 2009-2A Pass Through Trust
	9.75%, 01/15/2017	779,063
500,000	Volkswagen International Finance NV(b)
	1.88%, 04/01/2014	498,876
250,000	Wal-Mart Stores Inc
	1.50%, 10/25/2015	252,087

		2,777,154

Consumer, Non-cyclical — 9.84%
250,000	Anheuser-Busch InBev Worldwide Inc
	3.63%, 04/15/2015	267,670
250,000	Avon Products Inc
	5.63%, 03/01/2014	268,925
250,000	Bottling Group LLC
	6.95%, 03/15/2014	285,884
515,000	Bunge Ltd Finance Corp
	5.35%, 04/15/2014	543,499
250,000	CareFusion Corp
	5.13%, 08/01/2014	272,213
500,000	Coca-Cola HBC Finance BV
	5.13%, 09/17/2013	534,660
250,000	Corn Products International Inc
	3.20%, 11/01/2015	256,264
500,000	Dr Pepper Snapple Group Inc
	6.12%, 05/01/2013	536,528
255,000	Equifax Inc
	4.45%, 12/01/2014	271,685
250,000	Express Scripts Inc
	5.25%, 06/15/2012	256,705
500,000	Genzyme Corp
	3.63%, 06/15/2015	534,723
500,000	Hospira Inc
	5.90%, 06/15/2014	547,875
500,000	Kraft Foods Inc
	6.75%, 02/19/2014	558,152

Principal Amount		Value

Consumer, Non-cyclical — (continued)
$ 500,000	Kroger Co
	7.50%, 01/15/2014	$565,612
250,000	Laboratory Corp of America Holdings
	3.13%, 05/15/2016	258,882
146,000	Roche Holdings Inc(b)
	5.00%, 03/01/2014	160,528
690,000	SABMiller PLC(b)
	5.50%, 08/15/2013	740,366
250,000	Teva Pharmaceutical Finance III BV
	1.70%, 03/21/2014	252,608
250,000	Woolworths Ltd(b)
	2.55%, 09/22/2015	254,754

		7,367,533

Energy — 4.27%
250,000	BP Capital Markets PLC
	3.13%, 10/01/2015	258,320
250,000	ConocoPhillips
	4.75%, 02/01/2014	272,043
250,000	EOG Resources Inc
	2.50%, 02/01/2016	255,169
250,000	Gulfstream Natural Gas System LLC(b)
	6.95%, 06/01/2016	293,809
500,000	Hess Corp
	7.00%, 02/15/2014	558,293
250,000	Husky Energy Inc
	5.90%, 06/15/2014	274,282
439,835	Kern River Funding Corp(b)
	4.89%, 04/30/2018	476,530
250,000	Sunoco Logistics Partners Operations LP
	8.75%, 02/15/2014	282,858
500,000	Transocean Inc
	4.95%, 11/15/2015	526,578

		3,197,882

Financial — 18.28%
250,000	American Express Co
	7.25%, 05/20/2014	283,338
	American Express Credit Corp
250,000	7.30%, 08/20/2013	273,654
170,000	5.30%, 12/02/2015	187,777
500,000	American Honda Finance Corp(b)
	6.70%, 10/01/2013	548,648
	Bank of America Corp
250,000	4.50%, 04/01/2015	236,936
250,000	3.70%, 09/01/2015	230,412
250,000	Bank of New York Mellon Corp
	5.13%, 08/27/2013	269,086
	Bank of Nova Scotia
250,000	2.25%, 01/22/2013	254,720
250,000	3.40%, 01/22/2015	263,090
500,000	Barclays Bank PLC
	5.20%, 07/10/2014	511,339
250,000	Berkshire Hathaway Inc
	3.20%, 02/11/2015	262,843
500,000	Camden Property Trust
	5.38%, 12/15/2013	528,138

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Financial — (continued)
$ 500,000	Canadian Imperial Bank of Commerce/Canada(b)
	2.60%, 07/02/2015	$520,802
350,000	Charles Schwab Corp
	4.95%, 06/01/2014	382,483
	Citigroup Inc
250,000	5.13%, 05/05/2014	256,904
250,000	6.38%, 08/12/2014	264,680
250,000	CME Group Inc
	5.75%, 02/15/2014	274,564
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
	2.13%, 10/13/2015	249,492
250,000	Credit Suisse/New York NY
	2.20%, 01/14/2014	247,779
250,000	Duke Realty LP
	5.40%, 08/15/2014	258,895
500,000	General Electric Capital Corp
	2.10%, 01/07/2014	502,986
	Goldman Sachs Group Inc
250,000	3.63%, 08/01/2012	253,462
250,000	5.13%, 01/15/2015	258,094
500,000	HSBC Finance Corp
	7.00%, 05/15/2012	514,761
250,000	John Deere Capital Corp
	1.60%, 03/03/2014	252,619
250,000	JPMorgan Chase Bank NA
	5.88%, 06/13/2016	264,389
500,000	KeyBank NA/Cleveland OH
	5.50%, 09/17/2012	519,157
217,000	Liberty Property LP
	6.38%, 08/15/2012	224,336
500,000	Metropolitan Life Global Funding I(b)
	2.00%, 01/10/2014	502,290
500,000	Morgan Stanley
	6.00%, 05/13/2014	506,345
250,000	NASDAQ OMX Group Inc
	4.00%, 01/15/2015	254,777
250,000	Nomura Holdings Inc
	5.00%, 03/04/2015	261,977
250,000	Principal Life Income Funding Trusts
	5.30%, 12/14/2012	261,617
250,000	Prudential Financial Inc
	4.75%, 09/17/2015	260,980
250,000	Royal Bank of Canada
	2.63%, 12/15/2015	258,519
250,000	Simon Property Group LP
	5.10%, 06/15/2015	269,327
250,000	Toronto-Dominion Bank(b)
	2.20%, 07/29/2015	257,786
250,000	Toyota Motor Credit Corp
	3.20%, 06/17/2015	262,305
1,000,000	UBS AG/Stamford CT
	2.25%, 08/12/2013	982,070
250,000	US Bancorp
	2.13%, 02/15/2013	254,700

Principal Amount		Value

Financial — (continued)
$ 250,000	Wells Fargo & Co
	3.63%, 04/15/2015	$260,316

		13,688,393

Industrial — 7.55%
250,000	Agilent Technologies Inc
	2.50%, 07/15/2013	253,555
250,000	Boeing Co
	5.00%, 03/15/2014	274,291
250,000	Burlington Northern Santa Fe LLC
	7.00%, 02/01/2014	282,647
473,279	Federal Express Corp 1998 Pass Through Trust
	6.85%, 01/15/2019	520,607
486,252	GATX Corp 2008-2 Pass Through Trust
	9.00%, 11/15/2013	547,580
250,000	General Dynamics Corp
	1.38%, 01/15/2015	250,214
250,000	ITT Corp
	4.90%, 05/01/2014	273,307
540,000	Koninklijke Philips Electronics NV
	4.63%, 03/11/2013	565,774
	Ryder System Inc
250,000	5.85%, 03/01/2014	273,288
500,000	3.15%, 03/02/2015	509,268
250,000	7.20%, 09/01/2015	297,158
750,000	Thermo Fisher Scientific Inc
	2.05%, 02/21/2014	771,173
500,000	TTX Co(b)
	4.90%, 03/01/2015	542,451
250,000	Waste Management Inc
	6.38%, 03/11/2015	286,896

		5,648,209

Mortgage-Backed Securities — 10.28%
86,217	Countrywide Home Loan Mortgage Pass Through Trust(c)
	0.73%, 06/25/2018	81,404
	Federal Home Loan Bank
500,000	5.25%, 06/18/2014	562,831
500,000	5.38%, 05/18/2016	593,354
	Federal Home Loan Mortgage Corp
1,250,000	1.00%, 08/27/2014	1,263,641
349,772	5.50%, 07/01/2023	378,395
543,218	4.50%, 05/01/2024	577,637
230,228	6.50%, 07/01/2036	256,954
461,023	6.00%, 08/01/2037	507,287
	Federal National Mortgage Association
590,725	4.50%, 05/01/2024	629,087
161,170	8.00%, 10/01/2030	189,095
248,954	5.00%, 09/01/2033	269,060
418,175	5.50%, 11/01/2035	456,556
64,494	Freddie Mac Reference REMIC
	4.38%, 04/15/2015	64,785
396,348	NCUA Guaranteed Notes
	1.84%, 10/07/2020	401,334

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 1,256,885	Vendee Mortgage Trust
	6.75%, 09/15/2026	$1,464,663

		7,696,083

Technology — 4.29%
550,000	Analog Devices Inc
	5.00%, 07/01/2014	601,174
500,000	Computer Sciences Corp
	5.00%, 02/15/2013	518,908
500,000	Dell Inc
	2.10%, 04/01/2014	510,160
250,000	Dun & Bradstreet Corp
	2.88%, 11/15/2015	257,610
250,000	Fiserv Inc
	3.13%, 10/01/2015	254,486
250,000	Hewlett-Packard Co
	6.13%, 03/01/2014	273,306
250,000	HP Enterprise Services LLC
	6.00%, 08/01/2013	268,059
500,000	Xerox Corp
	5.65%, 05/15/2013	529,157

		3,212,860

U.S. Government Agency Obligations — 0.78%
500,000	Federal Home Loan Bank
	4.75%, 12/16/2016	583,081

Utilities — 2.14%
250,000	Commonwealth Edison Co
	1.63%, 01/15/2014	251,715
500,000	Duke Energy Carolinas LLC
	5.75%, 11/15/2013	548,335

Principal Amount		Value

Utilities — (continued)
$ 250,000	Peco Energy Co
	5.00%, 10/01/2014	$275,342
250,000	Westar Energy Inc
	6.00%, 07/01/2014	276,035
225,000	Wisconsin Electric Power Co
	6.00%, 04/01/2014	251,888

		1,603,315

TOTAL BONDS AND NOTES — 98.22% (Cost $72,604,571)		$73,533,232

SHORT TERM INVESTMENTS
Repurchase Agreements
1,670,000	Undividend interest of 14.62% in a repurchase agreement (principal amount/value $11,420,000 with a maturity value of $11,420,038) with Credit Suisse, 0.04%, dated 9/30/11, to be repurchased at $1,670,006 on 10/3/11, collateralized by U.S. Treasury, 6.27%, 9/30/16, with a value of $11,651,405.	1,670,000

TOTAL SHORT TERM INVESTMENTS — 2.23% (Cost $1,670,000)		$1,670,000

TOTAL INVESTMENTS — 100.45% (Cost $74,274,571)		$75,203,232

OTHER ASSETS & LIABILITIES — (0.45)%		$(340,620)

TOTAL NET ASSETS — 100.00%		$74,862,612

(a)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2011. Maturity date disclosed represents final maturity date.

(b)	Restricted security; at September 30, 2011, the aggregate cost and market value of the securities was $14,968,929 and $14,881,511, respectively, representing 19.88% of net assets.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Illiquid security; at September 30, 2011, the aggregate cost and market value of illiquid securities was $989,126 and $660,958, respectively, representing 0.88% of net assets.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Australia	$254,753	0.33%
Canada	3,378,748	4.49
Cayman Islands	526,579	0.70
Germany	495,934	0.66
Japan	261,976	0.35
Luxembourg	510,204	0.68
Netherlands	1,848,801	2.46
South Korea	248,678	0.33
Switzerland	1,229,849	1.64
United Kingdom	1,034,251	1.38
United States	65,413,459	86.98

Total	$75,203,232	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Short Duration Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek maximum total return that is consistent with preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Mortgage-Backed and Asset-Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Short Term Investments	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, 100% of the Portfolio’s investments are valued using Level 2 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $74,274,571. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,932,727 and gross depreciation of securities in which there was an excess of tax cost over value of $1,004,066 resulting in net appreciation of $928,661.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio had no securities on loan as of September 30, 2011.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 1.73%
29,996	Buckeye Technologies Inc	$723,204
83,279	PolyOne Corp	891,918
		1,615,122

Communications — 7.33%
16,469	Anixter International Inc	781,290
66,725	Aruba Networks Inc (a)(b)	1,395,220
22,075	BroadSoft Inc (a)(b)	669,976
2,974	eLong Inc Sponsored ADR (a)	51,331
23,045	Finisar Corp (a)(b)	404,209
16,904	General Cable Corp (a)	394,709
8,433	InterDigital Inc (b)	392,809
19,497	MakeMyTrip Ltd (a)(b)	430,494
32,616	Netgear Inc (a)	844,428
45,703	NIC Inc	523,299
10,916	OpenTable Inc (a)(b)	502,245
3,862	Responsys Inc (a)	41,632
40,402	Sapient Corp	409,676
		6,841,318

Consumer, Cyclical — 19.32%
9,491	Alaska Air Group Inc (a)	534,248
84,035	American Axle & Manufacturing Holdings Inc (a)	641,187
53,153	ANN INC (a)	1,214,014
42,828	Ascena Retail Group Inc (a)	1,159,354
13,995	Buffalo Wild Wings Inc (a)(b)	836,901
56,439	Chico’s FAS Inc	645,098
57,545	Cooper Tire & Rubber Co	626,665
43,342	Crocs Inc (a)	1,025,905
11,365	Deckers Outdoor Corp (a)	1,059,900
12,617	DSW Inc Class A (b)	582,653
19,368	Hibbett Sports Inc (a)(b)	656,382
27,857	Life Time Fitness Inc (a)(b)	1,026,530
73,711	Modine Manufacturing Co (a)	667,822
24,093	Nu Skin Enterprises Inc Class A	976,248
5,153	Panera Bread Co Class A (a)	535,603
93,236	Ruby Tuesday Inc (a)	667,570
35,657	Steven Madden Ltd (a)	1,073,276
34,543	Tenneco Inc (a)	884,646
11,646	Ulta Salon Cosmetics & Fragrance Inc (a)	724,731
9,460	Vera Bradley Inc (a)(b)	341,033
24,586	Warnaco Group Inc (a)	1,133,169
31,433	World Fuel Services Corp	1,026,287
		18,039,222

Consumer, Non-cyclical — 25.77%
31,458	Acacia Research - Acacia Technologies (a)	1,132,173
32,854	Bio-Reference Labs Inc (a)(b)	604,842
61,623	Cardtronics Inc (a)	1,412,399
17,592	Catalyst Health Solutions Inc (a)	1,014,883
12,552	Corporate Executive Board Co	374,050
30,299	Cubist Pharmaceuticals Inc (a)	1,070,161

Shares		Value

Consumer, Non-cyclical — (continued)
15,642	Diamond Foods Inc (b)	$1,248,075
54,674	Endologix Inc (a)	548,927
39,806	HealthSouth Corp (a)	594,304
24,530	Healthspring Inc (a)	894,364
7,754	HeartWare International Inc (a)(b)	499,435
51,865	HMS Holdings Corp (a)	1,264,987
29,790	ICON PLC Sponsored ADR (a)	479,023
35,120	Impax Laboratories Inc (a)	628,999
36,623	Incyte Corp Ltd (a)(b)	511,623
33,191	Inter Parfums Inc	512,801
24,382	Kelly Services Inc Class A	277,955
36,938	Medicines Co (a)	549,637
11,939	Medicis Pharmaceutical Corp Class A	435,535
37,371	Merit Medical Systems Inc (a)	491,055
36,017	Momenta Pharmaceuticals Inc (a)(b)	414,196
20,099	Neogen Corp (a)	697,837
25,809	NuVasive Inc (a)(b)	440,560
24,799	Onyx Pharmaceuticals Inc (a)	744,218
14,576	Par Pharmaceutical Cos Inc (a)	388,013
25,018	PSS World Medical Inc (a)	492,604
41,220	Questcor Pharmaceuticals Inc (a)	1,123,657
117,182	RSC Holdings Inc (a)	835,508
11,837	Salix Pharmaceuticals Ltd (a)	350,375
18,973	SonoSite Inc (a)	575,641
29,081	STERIS Corp	851,201
54,575	SuccessFactors Inc (a)	1,254,679
16,824	Team Health Holdings Inc (a)	276,250
31,935	Viropharma Inc (a)	577,066
13,111	West Pharmaceutical Services Inc	486,418
		24,053,451

Energy — 4.98%
21,551	Basic Energy Services Inc (a)	305,162
9,846	Berry Petroleum Co Class A	348,352
7,520	Bill Barrett Corp (a)	272,525
19,619	Brigham Exploration Co (a)	495,576
33,424	Gulfport Energy Corp (a)	808,192
78,072	Kodiak Oil & Gas Corp (a)(b)	406,755
14,785	Lufkin Industries Inc	786,710
43,527	Pioneer Drilling Co (a)	312,524
19,145	Stone Energy Corp (a)	310,340
48,640	Western Refining Inc (a)(b)	606,054
		4,652,190

Financial — 5.55%
38,563	Cathay General Bancorp	438,847
40,262	Encore Capital Group Inc (a)	879,725
45,540	Higher One Holdings Inc (a)(b)	740,936
18,669	Portfolio Recovery Associates Inc (a)	1,161,585
36,601	Stifel Financial Corp (a)	972,109
17,651	World Acceptance Corp (a)(b)	987,573
		5,180,775

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Industrial — 16.65%
41,369	AAR Corp	$689,621
47,951	Actuant Corp Class A	947,032
6,421	American Science & Engineering Inc	392,002
39,324	Barnes Group Inc	756,987
21,837	Coherent Inc (a)	938,118
14,405	EnPro Industries Inc (a)	427,540
36,461	Forward Air Corp	927,933
63,440	Hexcel Corp (a)	1,405,830
39,075	HUB Group Inc Class A (a)	1,104,650
42,753	Knight Transportation Inc	569,042
53,218	MasTec Inc (a)	937,169
31,525	MYR Group Inc (a)	556,101
9,518	Raven Industries Inc	458,768
20,282	Robbins & Myers Inc (b)	703,988
17,258	Rock-Tenn Co Class A	840,120
16,942	Tech Data Corp (a)	732,403
16,342	Triumph Group Inc	796,509
7,467	Valmont Industries Inc	581,978
41,007	Woodward Inc	1,123,592
66,009	Zagg Inc (a)(b)	654,809

		15,544,192

Technology — 17.06%
32,076	Ariba Inc (a)(b)	888,826
29,590	Bottomline Technologies Inc (a)	595,943
39,083	Cavium Inc (a)	1,055,632
70,913	Cirrus Logic Inc (a)(b)	1,045,258
27,950	Concur Technologies Inc (a)(b)	1,040,299
92,331	InnerWorkings Inc (a)(b)	723,875
36,078	Medidata Solutions Inc (a)	593,122
10,304	MICROS Systems Inc (a)	452,449
38,470	NetSuite Inc (a)(b)	1,039,075
39,321	Omnivision Technologies Inc (a)	552,067
11,862	Opnet Technologies Inc	414,102
11,318	QLIK Technologies Inc (a)	245,148
10,845	Quality Systems Inc (b)	1,051,965
28,468	RightNow Technologies Inc (a)	940,867
34,437	Semtech Corp (a)	726,621
42,061	SolarWinds Inc (a)	926,183
22,367	Stratasys Inc (a)(b)	414,684
43,505	Taleo Corp Class A (a)	1,118,948
152,695	TriQuint Semiconductor Inc (a)	766,529
16,862	Ultimate Software Group Inc (a)	787,793
15,557	VeriFone Systems Inc (a)	544,806

		15,924,192

TOTAL COMMON STOCK — 98.39% (Cost $98,225,294)		$91,850,462

Principal Amount		Value

SHORT TERM INVESTMENTS
$ 1,415,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	$1,415,000

TOTAL SHORT TERM INVESTMENTS — 1.52% (Cost $1,415,000)		$1,415,000

SECURITIES LENDING COLLATERAL
$ 3,089,148	Undivided interest of 8.83% in a repurchase agreement (principal amount/value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $3,089,148 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	$3,089,148

3,765,164	Undivided interest of 9.81% in a repurchase agreement (principal amount/value $38,390,031 with a maturity value of $38,390,319) with HSBC Securities (USA) Inc, 0.09%, dated 9/30/11, to be repurchased at $3,765,164 on 10/3/11, collateralized by Fannie Mae, 3.50% - 6.00%, 9/1/25 - 4/1/41, with a value of $39,158,120.	3,765,164

2,999,670	Undivided interest of 7.63% in a repurchase agreement (principal amount/value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $2,999,670 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	2,999,670

2,999,671	Undivided interest of 6.93% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $2,999,671 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	2,999,671

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 2,999,670	Undivided interest of 9.61% in a repurchase agreement (principal amount/value $31,200,000 with a maturity value of $31,200,234) with JP Morgan Securities, 0.09%, dated 9/30/11, to be repurchased at $2,999,670 on 10/3/11, collateralized by Fannie Mae, 2.26% - 5.71%, 1/1/19 - 8/1/41, with a value of $31,824,192.	$2,999,670

TOTAL SECURITIES LENDING COLLATERAL — 16.98% (Cost $15,853,323)		$15,853,323

TOTAL INVESTMENTS — 116.89% (Cost $115,493,617)		$109,118,785

OTHER ASSETS & LIABILITIES — (16.89)%		$(15,767,605)

TOTAL NET ASSETS — 100.00%		$93,351,180

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at September 30, 2011.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

China	$51,331	0.05%
India	430,494	0.39
Ireland	479,023	0.44
United States	108,157,937	99.12

Total	$109,118,785	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP GROWTH PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Small-Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

	000000000000000	000000000000000	000000000000000	000000000000000
Description (a)	Level 1	Level 2	Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$90,889,614	$—	$—	$90,889,614
Foreign Common Stock	960,848	—	—	960,848
Short Term Investments	—	1,415,000	—	1,415,000
Securities Lending Collateral	—	15,853,323	—	15,853,323

Total Investments	$91,850,462	$17,268,323	$0	$109,118,785

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $116,197,598. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,648,947 and gross depreciation of securities in which there was an excess of tax cost over value of $13,727,760 resulting in net depreciation of $7,078,813.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $15,459,560 and received collateral of $15,853,323 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 4.03%
15,600	Buckeye Technologies Inc	$376,116
5,100	China Green Agriculture Inc (a)	24,429
8,000	Domtar Corp	545,360
2,500	Georgia Gulf Corp (a)	34,575
3,900	Innospec Inc (a)	94,419
13,800	Kronos Worldwide Inc	221,904
3,400	Minerals Technologies Inc	167,518
19,900	OM Group Inc (a)	516,803
18,600	PH Glatfelter Co	245,706

		2,226,830

Communications — 5.64%
5,400	Cambium Learning Group Inc (a)	16,146
30,100	Comtech Telecommunications Corp	845,509
14,900	Global Sources Ltd (a)	100,873
12,200	IAC/InterActiveCorp (a)	482,510
22,400	IDT Corp Class B	456,960
26,800	Infospace Inc (a)	224,048
19,100	Neutral Tandem Inc (a)	184,888
4,400	Nexstar Broadcasting Group Inc Class A (a)	29,084
29,100	Nutrisystem Inc (b)	352,401
700	Saga Communications Inc Class A (a)	20,657
7,900	SureWest Communications	82,713
11,800	ValueClick Inc (a)	183,608
55,100	Vonage Holdings Corp (a)	143,260

		3,122,657

Consumer, Cyclical — 11.41%
16,600	Alaska Air Group Inc (a)	934,414
17,700	Ameristar Casinos Inc	284,085
2,900	ANN INC (a)	66,236
9,900	Audiovox Corp Class A (a)	54,351
600	Biglari Holdings Inc (a)	177,834
23,500	Boyd Gaming Corp (a)(b)	115,150
1,900	Brightpoint Inc (a)	17,499
14,800	Brinker International Inc	309,616
7,200	Brunswick Corp	101,088
5,900	Build-A-Bear Workshop Inc (a)	30,090
10,300	Cato Corp Class A	232,368
24,200	Chico’s FAS Inc	276,606
26,000	Conn’s Inc (a)(b)	186,680
8,300	Dillard’s Inc Class A (b)	360,884
900	Finish Line Inc Class A	17,991
16,500	Herman Miller Inc	294,690
83,800	HOT Topic Inc	639,394
5,000	Iconix Brand Group Inc (a)	79,000
12,100	Multimedia Games Holding Co Inc (a)	48,884
8,200	O’Charleys Inc (a)	48,708
9,600	Penn National Gaming Inc (a)	319,584
34,800	Pier 1 Imports Inc (a)	340,344
11,400	Pinnacle Entertainment Inc (a)	103,512
2,100	Red Lion Hotels Corp (a)	14,091
11,400	Red Robin Gourmet Burgers Inc (a)	274,626

Shares		Value

Consumer, Cyclical — (continued)
3,400	Saks Inc (a)	$29,750
3,900	Select Comfort Corp (a)	54,483
15,300	Sonic Corp (a)	108,171
9,500	Susser Holdings Corp (a)	189,335
27,400	Town Sports International Holdings Inc (a)	198,924
29,600	US Airways Group Inc (a)(b)	162,800
44,800	Wet Seal Inc Class A (a)	200,704
1,300	Williams-Sonoma Inc	40,027

		6,311,919

Consumer, Non-cyclical — 11.92%
3,400	Affymetrix Inc (a)	16,660
9,500	Amsurg Corp (a)	213,750
2,600	Ascent Capital Group Inc Class A (a)	102,232
12,500	B&G Foods Inc	208,500
13,000	Barrett Business Services Inc	181,220
5,200	Blyth Inc	288,340
14,700	Bridgepoint Education Inc (a)(b)	256,368
41,400	CardioNet Inc (a)	124,200
18,500	Career Education Corp (a)(b)	241,425
600	Coca-Cola Bottling Co Consolidated	33,276
20,500	CRA International Inc (a)	410,205
10,900	Cubist Pharmaceuticals Inc (a)	384,988
27,800	Cumberland Pharmaceuticals Inc (a)(b)	155,680
59,100	Dole Food Co Inc (a)(b)	591,000
600	Hain Celestial Group Inc (a)	18,330
6,400	Invacare Corp	147,456
5,100	ITT Educational Services Inc (a)(b)	293,658
4,500	Kelly Services Inc Class A	51,300
5,100	Magellan Health Services Inc (a)	246,330
55,500	Maxygen Inc (a)	303,585
19,700	Medicines Co (a)	293,136
4,700	Medicis Pharmaceutical Corp Class A	171,456
4,300	Nature’s Sunshine Products Inc (a)(b)	60,544
36,000	Omega Protein Corp (a)	326,880
9,900	On Assignment Inc (a)	69,993
9,800	Par Pharmaceutical Cos Inc (a)	260,876
12,000	PDI Inc (a)	80,400
46,400	Progenics Pharmaceuticals Inc (a)	266,336
6,200	QC Holdings Inc	18,166
6,300	Repligen Corp (a)	20,601
3,100	SonoSite Inc (a)	94,054
22,100	Vanda Pharmaceuticals Inc (a)	109,395
900	Viad Corp	15,282
5,900	Viropharma Inc (a)	106,613
7,700	WellCare Health Plans Inc (a)	292,446
23,900	Winn-Dixie Stores Inc (a)	141,488

		6,596,169

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Diversified — 0.25%
13,400	Primoris Services Corp (b)	$140,164

Energy — 5.66%
9,800	Basic Energy Services Inc (a)	138,768
29,100	CVR Energy Inc (a)	615,174
34,000	Delek US Holdings Inc	383,180
54,400	Helix Energy Solutions Group Inc (a)	712,640
17,100	REX American Resources Corp (a)	288,648
4,100	SEACOR Holdings Inc	328,861
33,000	Vaalco Energy Inc (a)	160,380
36,400	W&T Offshore Inc	500,864

		3,128,515

Financial — 34.48%
4,800	1st Source Corp	99,984
1,480	Alexander’s Inc REIT	534,310
18,700	American Capital Ltd (a)	127,534
66,000	American Equity Investment Life Holding Co	577,500
36,300	Amtrust Financial Services Inc	808,038
13,300	Arlington Asset Investment Corp Class A (b)	319,865
21,100	Ashford Hospitality Trust Inc REIT	148,122
4,900	Astoria Financial Corp	37,681
2,100	Bancfirst Corp	69,636
43,100	Banco Latinoamericano de Comercio Exterior SA	656,413
15,800	Bancorp Inc (a)	113,128
20,800	BGC Partners Inc Class A (b)	125,424
3,300	BRT Realty Trust REIT (a)	20,526
1,000	Bryn Mawr Bank Corp	16,570
1,900	Cape Bancorp Inc (a)	13,433
53,200	CapitalSource Inc	326,648
3,700	Cathay General Bancorp	42,106
26,800	CBL & Associates Properties Inc REIT	304,448
12,400	Center Bancorp Inc	119,660
22,600	Central Pacific Financial Corp (a)	233,232
700	Century Bancorp Inc Class A	16,254
14,700	Citizens & Northern Corp	218,442
4,100	CNO Financial Group Inc (a)	22,181
52,300	Colonial Properties Trust REIT	949,768
18,800	Community Bank System Inc	426,572
700	Community Trust Bancorp Inc	16,303
16,000	Crawford & Co Class B	85,760
90,000	CubeSmart REIT (a)	767,700
14,900	Dime Community Bancshares Inc	150,937
6,400	East West Bancorp Inc	95,424
1,300	Enterprise Bancorp Inc (a)(b)	16,029
24,500	Enterprise Financial Services Corp	332,955
48,000	Extra Space Storage Inc REIT	894,240
5,300	First California Financial Group Inc (a)	15,953
4,800	First Defiance Financial Corp (a)	64,320
5,800	First Financial Bancorp	80,040
13,500	First Financial Bankshares Inc (b)	353,160

Shares		Value

Financial — (continued)
1,900	First Financial Corp	$52,269
4,100	First Financial Northwest Inc (a)(b)	23,042
24,600	First Industrial Realty Trust Inc REIT (a)	196,800
2,100	Fox Chase Bancorp Inc	26,628
28,200	Fulton Financial Corp	215,730
4,100	Gladstone Capital Corp	28,126
26,300	Gladstone Investment Corp	178,840
2,600	Great Southern Bancorp Inc (b)	43,628
35,800	Imperial Holdings Inc (a)	85,920
6,600	Infinity Property & Casualty Corp	346,368
4,600	iStar Financial Inc REIT (a)(b)	26,772
39,400	Kite Realty Group Trust REIT	144,204
42,000	KKR Financial Holdings LLC (b)	312,060
5,355	Lakeland Bancorp Inc	41,876
22,300	Lakeland Financial Corp	460,718
88,700	Maiden Holdings Ltd	655,493
7,800	MainSource Financial Group Inc	68,016
1,900	Marlin Business Services Corp (a)	20,140
16,600	MBIA Inc (a)(b)	120,682
29,900	MCG Capital Corp	118,404
21,900	Meadowbrook Insurance Group Inc	195,129
2,300	Medallion Financial Corp	21,390
4,700	Mission West Properties Inc REIT	35,673
5,800	Monmouth Real Estate Investment Corp Class A REIT	45,994
700	National Bankshares Inc	16,891
1,500	National Financial Partners Corp (a)	16,410
19,000	National Penn Bancshares Inc	133,190
84,200	Newcastle Investment Corp REIT	342,694
3,300	NGP Capital Resources Co (b)	21,582
1,400	Northrim BanCorp Inc	27,090
179,500	NorthStar Realty Finance Corp REIT	592,350
11,700	OceanFirst Financial Corp	136,539
38,800	Old National Bancorp	361,616
1,100	Orrstown Financial Services Inc	14,135
3,000	Pennsylvania Real Estate Investment Trust REIT	23,190
19,000	Phoenix Cos Inc (a)	23,180
26,200	Post Properties Inc REIT	910,188
18,100	Provident Financial Services Inc	194,575
70,500	RAIT Financial Trust REIT (a)(b)	238,995
3,200	Renasant Corp	40,736
42,000	Retail Opportunity Investments Corp REIT	465,360
1,500	RLI Corp	95,370
5,000	Southside Bancshares Inc	90,050
4,000	Sovran Self Storage Inc REIT	148,680
72,200	Strategic Hotels & Resorts Inc REIT (a)	311,182
3,600	Suffolk Bancorp	29,952
8,900	Sun Communities Inc REIT	313,191
6,100	SY Bancorp Inc	113,582
3,100	Territorial Bancorp Inc (a)	59,365
28,400	TICC Capital Corp	232,028
600	Tompkins Financial Corp	21,468
16,500	Trustco Bank Corp NY	73,590

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Financial — (continued)
21,800	UMB Financial Corp	$699,344
3,400	Virginia Commerce Bancorp Inc (a)	19,958
6,200	Washington Trust Bancorp Inc	122,636
2,100	WesBanco Inc	36,351
13,300	West Bancorporation Inc (b)	112,784
7,000	Western Alliance Bancorp (a)	38,360
27,900	Winthrop Realty Trust REIT	242,451
2,800	WSFS Financial Corp	88,396

		19,071,657

Industrial — 10.89%
8,000	Albany International Corp Class A	146,000
5,200	Altra Holdings Inc (a)	60,164
9,400	Amerco Inc (a)	587,030
17,600	AVX Corp	208,912
3,400	Belden Inc	87,686
24,300	Ceradyne Inc (a)	653,427
4,600	Coleman Cable Inc (a)	38,916
1,200	Con-way Inc	26,556
7,100	Cubic Corp	277,397
14,500	Electro Scientific Industries Inc (a)	172,405
4,900	EnergySolutions Inc (a)	17,297
5,800	Franklin Electric Co Inc	210,424
69,000	GenCorp Inc (a)(b)	309,810
7,600	Gibraltar Industries Inc (a)	61,712
11,800	Hurco Cos Inc (a)	239,540
14,900	Kadant Inc (a)	264,624
1,000	Lawson Products Inc	13,520
6,800	LB Foster Co Class A	151,164
32,700	LoJack Corp (a)	103,659
33,400	Movado Group Inc	406,812
3,400	Mueller Industries Inc	131,206
300	NACCO Industries Inc Class A	19,020
25,000	Newport Corp (a)	270,250
8,000	Old Dominion Freight Line Inc (a)	231,760
1,300	Park-Ohio Holdings Corp (a)	15,613
15,900	RailAmerica Inc (a)	207,177
8,500	RTI International Metals Inc (a)	198,220
22,100	Sterling Construction Co Inc (a)	246,857
2,200	Tech Data Corp (a)	95,106
6,700	Thomas & Betts Corp (a)	267,397
26,700	TRC Cos Inc (a)	80,367
4,400	Ultralife Corp (a)	21,956
24,300	Vishay Intertechnology Inc (a)	203,148

		6,025,132

Technology — 6.97%
15,300	CACI International Inc Class A (a)(b)	764,082
37,900	Cadence Design Systems Inc (a)	350,196
8,600	Cray Inc (a)	45,666
4,100	DSP Group Inc (a)	24,190
6,100	DynaVox Inc Class A (a)	21,960
49,000	Electronics for Imaging Inc (a)	660,030
6,500	Fair Isaac Corp	141,895
93,400	Formfactor Inc (a)	581,882
27,700	GT Advanced Technologies Inc (a)(b)	194,454
73,300	Imation Corp (a)	535,823

Shares		Value

Technology — (continued)
1,400	Insight Enterprises Inc (a)	$21,196
2,900	Pervasive Software Inc (a)	17,400
31,800	Photronics Inc (a)	158,364
13,000	Radisys Corp (a)	79,560
21,500	Tessera Technologies Inc (a)	256,710

		3,853,408

Utilities — 6.43%
3,000	California Water Service Group (a)	53,130
7,800	Chesapeake Utilities Corp	312,858
3,400	Cleco Corp	116,076
4,700	Consolidated Water Co Ltd (b)	37,036
41,500	Dynegy Inc (a)(b)	170,980
29,900	El Paso Electric Co	959,491
2,000	Laclede Group Inc	77,500
4,500	Portland General Electric Co	106,605
24,800	Southwest Gas Corp	897,016
22,900	Unisource Energy Corp	826,461

		3,557,153

TOTAL COMMON STOCK — 97.68% (Cost $59,360,120)		$54,033,604

Principal Amount

SHORT TERM INVESTMENTS
$ 885,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	$885,000
300,000	U.S. Treasury Bills
	0.03%, 03/15/2012	299,965

TOTAL SHORT TERM INVESTMENTS — 2.14% (Cost $1,184,965)		$1,184,965

SECURITIES LENDING COLLATERAL
999,902	Undivided interest of 3.21% in a repurchase agreement (principal amount/value $31,200,000 with a maturity value of $31,200,234) with JP Morgan Securities, 0.09%, dated 9/30/11, to be repurchased at $999,902 on 10/3/11, collateralized by Fannie Mae, 2.26% - 5.71%, 1/1/19 - 8/1/41, with a value of $31,824,192.	999,902

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 999,902	Undivided interest of 2.31% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $999,902 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	$999,902

697,179	Undivided interest of 1.99% in a repurchase agreement (principal amount/value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $697,179 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	697,179

Principal Amount	Value

Securities Lending Collateral — (continued)

$ 1,151,488	Undivided interest of 2.93% in a repurchase agreement (principal amount/value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $1,151,488 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	$1,151,488

999,902	Undivided interest of 2.60% in a repurchase agreement (principal amount/value $38,390,031 with a maturity value of $38,390,319) with HSBC Securities (USA) Inc, 0.09%, dated 9/30/11, to be repurchased at $999,902 on 10/3/11, collateralized by Fannie Mae, 3.50% - 6.00%, 9/1/25 - 4/1/41, with a value of $39,158,120.	999,902

TOTAL SECURITIES LENDING COLLATERAL — 8.77% (Cost $4,848,373)		$ 4,848,373

TOTAL INVESTMENTS — 108.59% (Cost $65,393,458)		$ 60,066,942

OTHER ASSETS & LIABILITIES — (8.59)%		$ (4,752,445)

TOTAL NET ASSETS — 100.00%		$ 55,314,497

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at September 30, 2011.
REIT	Real Estate Investment Trust

At September 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
Russell 2000 Mini Long Futures	16	$1,026,400	December 2011	$ (62,044)

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Bermuda	$756,366	1.26%
Canada	545,360	0.91
Cayman Islands	37,036	0.06
Panama	656,413	1.09
United Kingdom	94,419	0.16
United States	57,977,348	96.52

Total	$60,066,942	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description(a)	Level 1	Level 2	Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$51,944,010	$—	$—	$51,944,010
Foreign Common Stock	2,089,594	—	—	2,089,594
Short Term Investments	—	1,184,965	—	1,184,965
Securities Lending Collateral	—	4,848,373	—	4,848,373

Total Assets	$54,033,604	$6,033,338	$0	$60,066,942

Liabilities
Derivative Investments:
Futures Contracts Variation Margin	(33,120)	—	—	(33,120)

Total Liabilities	$(33,120)	$—	$—	$(33,120)

Total	$54,000,484	$6,033,338	$0	$60,033,822

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

All tax years since inception of the Portfolio in 2008 are open to examination by U.S. federal or state tax authorities.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $65,980,727. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,716,789 and gross depreciation of securities in which there was an excess of tax cost over value of $7,630,574 resulting in net depreciation of $5,913,785.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $4,686,889 and received collateral of $4,848,373 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.24%
4,632	Air Products & Chemicals Inc	$353,746
1,563	Airgas Inc	99,751
2,274	AK Steel Holding Corp (a)	14,872
2,052	Albemarle Corp	82,901
23,226	Alcoa Inc	222,273
2,294	Allegheny Technologies Inc	84,855
1,764	Ashland Inc	77,863
1,444	Cabot Corp	35,782
1,022	Carpenter Technology Corp	45,878
1,569	CF Industries Holdings Inc	193,599
3,221	Cliffs Natural Resources Inc	164,819
770	Compass Minerals International Inc	51,421
1,142	Cytec Industries Inc	40,130
939	Domtar Corp	64,012
25,768	Dow Chemical Co	578,749
832	DST Systems Inc	36,467
1,592	Eastman Chemical Co	109,100
5,056	Ecolab Inc	247,188
20,366	EI du Pont de Nemours & Co	814,029
1,605	FMC Corp	111,002
20,776	Freeport-McMoRan Copper & Gold Inc	632,629
1,769	International Flavors & Fragrances Inc	99,453
9,694	International Paper Co	225,385
1,088	Intrepid Potash Inc (b)	27,059
3,718	MeadWestvaco Corp	91,314
408	Minerals Technologies Inc	20,102
11,747	Monsanto Co	705,290
6,097	Mosaic Co	298,570
220	NewMarket Corp	33,411
10,809	Newmont Mining Corp	679,886
6,966	Nucor Corp	220,404
1,792	Olin Corp	32,274
3,449	PPG Industries Inc	243,706
6,660	Praxair Inc	622,577
1,647	Reliance Steel & Aluminum Co	56,014
2,967	RPM International Inc	55,483
1,118	Sensient Technologies Corp	36,391
1,976	Sherwin-Williams Co	146,856
2,645	Sigma-Aldrich Corp	163,435
5,059	Steel Dynamics Inc	50,185
1,938	Titanium Metals Corp (a)	29,031
3,239	United States Steel Corp (a)	71,290
2,130	Valspar Corp	66,477
2,895	Vulcan Materials Co	79,786

		8,115,445

Communications — 10.91%
1,526	ADTRAN Inc	40,378
4,025	Akamai Technologies Inc (b)	80,017
7,997	Amazon.com Inc (b)	1,729,191
1,240	AMC Networks Inc Class A (b)	39,618
8,802	American Tower Corp Class A (b)	473,548
2,234	AOL Inc (b)	26,808
130,542	AT&T Inc (c)	3,723,058

Shares		Value

Communications — (continued)
5,238	Cablevision Systems Corp Class A	$82,394
14,871	CBS Corp Class B	303,071
13,351	CenturyLink Inc	442,185
2,101	Ciena Corp (a)(b)	23,531
120,721	Cisco Systems Inc	1,869,968
60,693	Comcast Corp Class A	1,268,484
34,361	Corning Inc	424,702
868	Digital River Inc (b)	17,994
16,276	DIRECTV Class A (b)	687,661
6,066	Discovery Communications Inc Class A (b)	228,203
25,028	eBay Inc (b)	738,076
1,025	Equinix Inc (b)	91,051
4,308	Expedia Inc	110,931
1,796	F5 Networks Inc (b)	127,606
1,066	Factset Research Systems Inc	94,842
21,778	Frontier Communications Corp	133,064
5,571	Gannett Co Inc	53,092
1,165	General Cable Corp (b)	27,203
5,547	Google Inc Class A (b)(c)	2,853,266
2,831	Harris Corp	96,735
10,805	Interpublic Group of Cos Inc	77,796
5,046	JDS Uniphase Corp (b)	50,309
979	John Wiley & Sons Inc Class A	43,487
11,823	Juniper Networks Inc (b)	204,065
1,319	Lamar Advertising Co Class A (a)(b)	22,463
6,641	McGraw-Hill Cos Inc	272,281
808	Meredith Corp (a)	18,293
5,697	MetroPCS Communications Inc (b)	49,621
5,777	Motorola Mobility Holdings Inc (b)	218,255
6,668	Motorola Solutions Inc	279,389
1,153	Netflix Inc (a)(b)	130,473
1,710	NeuStar Inc Class A (b)	42,989
2,491	New York Times Co Class A (a)(b)	14,473
50,070	News Corp Class A	774,583
6,265	Omnicom Group Inc	230,803
1,110	Plantronics Inc	31,579
3,846	Polycom Inc (b)	70,651
1,087	priceline.com Inc (b)	488,563
36,998	QUALCOMM Inc	1,799,213
2,158	Rackspace Hosting Inc (b)	73,674
6,226	RF Micro Devices Inc (b)	39,473
436	Scholastic Corp	12,221
2,022	Scripps Networks Interactive Inc Class A	75,158
66,083	Sprint Nextel Corp (b)	200,892
16,851	Symantec Corp (b)	274,671
2,113	Telephone & Data Systems Inc (a)	44,901
8,863	Tellabs Inc	38,022
3,693	TIBCO Software Inc (b)	82,686
7,168	Time Warner Cable Inc	449,218
23,026	Time Warner Inc	690,089
3,199	tw telecom inc (b)	52,847
1,747	ValueClick Inc (b)	27,183
3,633	VeriSign Inc	103,940
62,108	Verizon Communications Inc (c)	2,285,574
12,812	Viacom Inc Class B	496,337
40,900	Walt Disney Co	1,233,544
107	Washington Post Co Class B (a)	34,986

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Communications — (continued)
11,016	Windstream Corp (a)	$128,447
27,829	Yahoo! Inc (b)	366,230

		27,316,056

Consumer, Cyclical — 8.96%
906	99 Cents Only Stores (b)	16,689
1,986	Abercrombie & Fitch Co Class A	122,258
1,642	Advance Auto Parts Inc	95,400
1,728	Aeropostale Inc (b)	18,680
844	Alaska Air Group Inc (b)	47,509
4,240	American Eagle Outfitters Inc	49,693
1,318	ANN INC (b)	30,103
1,541	Ascena Retail Group Inc (b)	41,715
1,097	AutoNation Inc (b)	35,960
640	AutoZone Inc (b)	204,282
922	Bally Technologies Inc (b)	24,876
1,035	Barnes & Noble Inc (a)	12,244
5,435	Bed Bath & Beyond Inc (b)	311,480
7,012	Best Buy Co Inc	163,380
1,683	Big Lots Inc (b)	58,619
617	Bob Evans Farms Inc	17,597
2,376	BorgWarner Inc (b)	143,819
2,054	Brinker International Inc	42,970
4,997	CarMax Inc (b)	119,178
10,170	Carnival Corp	308,151
1,370	Cheesecake Factory Inc (b)	33,770
3,891	Chico’s FAS Inc	44,474
677	Chipotle Mexican Grill Inc (b)	205,097
2,465	Cintas Corp	69,365
6,417	Coach Inc	332,593
1,368	Collective Brands Inc (b)	17,729
1,313	Copart Inc (b)	51,365
9,571	Costco Wholesale Corp	785,970
29,735	CVS Caremark Corp	998,501
3,060	Darden Restaurants Inc	130,815
841	Deckers Outdoor Corp (b)	78,432
2,098	Dick’s Sporting Goods Inc (b)	70,199
2,653	Dollar Tree Inc (b)	199,267
5,974	DR Horton Inc	54,005
1,653	DreamWorks Animation SKG Inc Class A (b)	30,052
2,761	Family Dollar Stores Inc	140,424
6,566	Fastenal Co (a)	218,516
3,419	Foot Locker Inc	68,688
83,290	Ford Motor Co (b)	805,414
1,129	Fossil Inc (b)	91,517
3,027	GameStop Corp Class A (a)(b)	69,924
7,659	Gap Inc	124,382
3,416	Genuine Parts Co	173,533
5,235	Goodyear Tire & Rubber Co (b)	52,821
1,528	Guess? Inc	43,533
2,091	Hanesbrands Inc (b)	52,296
5,237	Harley-Davidson Inc	179,786
1,588	Harman International Industries Inc	45,385
2,671	Hasbro Inc	87,101
1,216	Herman Miller Inc	21,718
1,006	HNI Corp (a)	19,245
34,471	Home Depot Inc	1,133,062

Shares		Value

Consumer, Cyclical — (continued)
3,637	Ingram Micro Inc Class A (b)	$58,665
6,678	International Game Technology	97,031
779	International Speedway Corp Class A	17,792
3,180	JC Penney Co Inc (a)	85,160
4,495	JetBlue Airways Corp (a)(b)	18,429
14,852	Johnson Controls Inc	391,647
1,482	KB Home (a)	8,684
6,135	Kohl’s Corp	301,228
3,553	Lennar Corp Class A (a)	48,108
994	Life Time Fitness Inc (b)	36,629
3,241	LKQ Corp (b)	78,303
27,785	Lowe’s Cos Inc	537,362
5,652	Ltd Brands Inc	217,658
9,446	Macy’s Inc	248,619
6,173	Marriott International Inc Class A	168,153
7,553	Mattel Inc	195,547
22,774	McDonald’s Corp	2,000,013
726	MDC Holdings Inc	12,298
1,281	Mohawk Industries Inc (b)	54,968
1,013	MSC Industrial Direct Co Class A	57,194
6,512	Newell Rubbermaid Inc	77,297
8,310	NIKE Inc Class B	710,588
3,727	Nordstrom Inc	170,249
134	NVR Inc (b)	80,933
2,993	O’Reilly Automotive Inc (b)	199,424
6,803	Office Depot Inc (b)	14,014
2,034	Oshkosh Corp (b)	32,015
1,474	Owens & Minor Inc	41,980
7,984	PACCAR Inc	270,019
650	Panera Bread Co Class A (b)	67,561
2,590	PetSmart Inc	110,463
1,596	Polaris Industries Inc	79,752
7,860	Pulte Group Inc (a)(b)	31,047
1,494	PVH Corp	87,011
2,572	RadioShack Corp	29,887
1,396	Ralph Lauren Corp	181,061
1,230	Regis Corp	17,331
2,540	Ross Stores Inc	199,873
1,207	Ryland Group Inc	12,855
3,307	Saks Inc (a)(b)	28,936
1,815	Scientific Games Corp Class A (b)	12,923
916	Sears Holdings Corp (a)(b)	52,688
17,181	Southwest Airlines Co	138,135
15,519	Staples Inc	206,403
16,415	Starbucks Corp	612,115
4,284	Starwood Hotels & Resorts Worldwide Inc	166,305
14,879	Target Corp	729,666
995	Thor Industries Inc	22,039
2,849	Tiffany & Co	173,276
8,443	TJX Cos Inc	468,333
3,279	Toll Brothers Inc (b)	47,316
1,623	Tractor Supply Co	101,519
745	Under Armour Inc Class A (a)(b)	49,475
2,753	Urban Outfitters Inc (b)	61,447
1,925	VF Corp	233,926
38,789	Wal-Mart Stores Inc	2,013,149
20,063	Walgreen Co	659,872
983	Warnaco Group Inc (b)	45,306

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
681	Watsco Inc	$34,799
6,654	Wendy’s Co	30,542
1,732	Whirlpool Corp (a)	86,444
2,385	Williams-Sonoma Inc	73,434
1,417	WMS Industries Inc (b)	24,925
1,338	WW Grainger Inc	200,085
3,829	Wyndham Worldwide Corp	109,165
1,761	Wynn Resorts Ltd	202,656
10,189	Yum! Brands Inc	503,235

		22,428,544

Consumer, Non-cyclical — 22.62%
1,553	Aaron’s Inc	39,213
34,112	Abbott Laboratories	1,744,488
8,286	Aetna Inc	301,196
6,670	Allergan Inc	549,475
1,172	Alliance Data Systems Corp (a)(b)	108,644
45,916	Altria Group Inc	1,231,008
769	American Greetings Corp Class A (a)	14,226
1,108	AMERIGROUP Corp (b)	43,223
6,112	AmerisourceBergen Corp	227,794
20,389	Amgen Inc	1,120,376
2,712	Apollo Group Inc Class A (b)	107,422
15,088	Archer-Daniels-Midland Co	374,333
10,937	Automatic Data Processing Inc	515,351
2,384	Avery Dennison Corp	59,791
9,371	Avon Products Inc	183,672
12,496	Baxter International Inc	701,525
3,416	Beam Inc	184,737
4,780	Becton Dickinson & Co	350,470
464	Bio-Rad Laboratories Inc Class A (b)	42,117
5,288	Biogen Idec Inc (b)	492,577
33,252	Boston Scientific Corp (b)	196,519
37,410	Bristol-Myers Squibb Co	1,173,926
2,320	Brown-Forman Corp Class B	162,725
3,983	Campbell Soup Co	128,930
7,654	Cardinal Health Inc	320,550
1,512	Career Education Corp (a)(b)	19,732
4,867	CareFusion Corp (b)	116,565
1,130	Catalyst Health Solutions Inc (b)	65,190
10,132	Celgene Corp (b)	627,373
1,651	Cephalon Inc (b)	133,236
1,077	Charles River Laboratories International Inc (b)	30,824
3,224	Church & Dwight Co Inc	142,501
5,901	CIGNA Corp	247,488
2,899	Clorox Co	192,291
50,578	Coca-Cola Co (c)	3,417,050
7,060	Coca-Cola Enterprises Inc	175,653
10,718	Colgate-Palmolive Co	950,472
2,164	Community Health Systems Inc (b)	36,009
9,109	ConAgra Foods Inc	220,620
3,786	Constellation Brands Inc Class A (b)	68,148
2,782	Convergys Corp (b)	26,095
1,073	Cooper Cos Inc	84,928
2,615	CoreLogic Inc (b)	27,902

Shares		Value

Consumer, Non-cyclical — (continued)
1,720	Corn Products International Inc	$67,493
732	Corporate Executive Board Co	21,814
2,252	Corrections Corp of America (b)	51,098
1,338	Covance Inc (b)	60,812
3,346	Coventry Health Care Inc (b)	96,398
10,849	Covidien PLC	478,441
1,893	CR Bard Inc	165,713
2,072	DaVita Inc (b)	129,852
3,943	Dean Foods Co (b)	34,974
1,092	Deluxe Corp	20,311
3,035	DENTSPLY International Inc	93,144
1,364	DeVry Inc	50,413
4,808	Dr Pepper Snapple Group Inc	186,454
2,525	Edwards Lifesciences Corp (b)	179,982
22,327	Eli Lilly & Co	825,429
2,503	Endo Pharmaceuticals Holdings Inc (b)	70,059
2,654	Equifax Inc	81,584
2,522	Estee Lauder Cos Inc Class A	221,532
10,730	Express Scripts Inc (b)	397,761
2,451	Flowers Foods Inc (a)	47,696
6,229	Forest Laboratories Inc (b)	191,791
875	FTI Consulting Inc (b)	32,209
2,119	Gartner Inc (b)	73,890
1,035	Gen-Probe Inc (b)	59,254
14,239	General Mills Inc	547,774
17,000	Gilead Sciences Inc (b)	659,600
1,750	Global Payments Inc	70,682
2,830	Green Mountain Coffee Roasters Inc (b)	263,020
6,836	H&R Block Inc	90,987
1,695	Hansen Natural Corp (b)	147,957
5,893	Health Management Associates Inc Class A (b)	40,780
2,060	Health Net Inc (b)	48,843
2,065	Henry Schein Inc (b)	128,051
3,435	Hershey Co	203,489
1,471	Hill-Rom Holdings Inc	44,159
7,029	HJ Heinz Co	354,824
5,847	Hologic Inc (b)	88,933
2,986	Hormel Foods Corp	80,682
3,764	Hospira Inc (b)	139,268
3,719	Humana Inc	270,483
1,279	IDEXX Laboratories Inc (b)	88,213
858	Intuitive Surgical Inc (b)	312,552
4,540	Iron Mountain Inc	143,555
498	ITT Educational Services Inc (a)(b)	28,675
2,519	JM Smucker Co	183,610
60,368	Johnson & Johnson (c)	3,846,045
5,460	Kellogg Co	290,417
8,599	Kimberly-Clark Corp	610,615
842	Kindred Healthcare Inc (b)	7,258
1,389	Kinetic Concepts Inc (b)	91,521
1,254	Korn/Ferry International (b)	15,286
38,901	Kraft Foods Inc Class A	1,306,296
13,237	Kroger Co	290,685
2,178	Laboratory Corp of America Holdings (b)	172,171
405	Lancaster Colony Corp (a)	24,709
2,033	Lender Processing Services Inc	27,832

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
4,008	Life Technologies Corp (b)	$154,027
1,102	LifePoint Hospitals Inc (b)	40,377
2,116	Lincare Holdings Inc	47,610
3,052	Lorillard Inc	337,856
1,805	Manpower Inc	60,684
1,355	Masimo Corp	29,336
2,345	Mastercard Inc Class A	743,740
2,904	McCormick & Co Inc	134,049
5,512	McKesson Corp	400,722
4,514	Mead Johnson Nutrition Co Class A	310,699
8,499	Medco Health Solutions Inc (b)	398,518
1,273	Medicis Pharmaceutical Corp Class A	46,439
1,048	Mednax Inc (b)	65,647
23,437	Medtronic Inc	779,046
67,765	Merck & Co Inc (c)	2,216,593
3,475	Molson Coors Brewing Co Class B	137,645
3,135	Monster Worldwide Inc (b)	22,509
4,488	Moody’s Corp	136,660
9,554	Mylan Inc (b)	162,418
2,705	Omnicare Inc (a)	68,788
2,113	Patterson Cos Inc	60,495
7,000	Paychex Inc	184,590
34,862	PepsiCo Inc	2,157,958
2,039	Perrigo Co	198,007
171,916	Pfizer Inc (c)	3,039,475
2,405	Pharmaceutical Product Development Inc	61,712
38,703	Philip Morris International Inc (c)	2,414,293
60,549	Procter & Gamble Co (c)	3,825,486
4,649	Quanta Services Inc (b)	87,355
3,466	Quest Diagnostics Inc	171,082
1,256	Ralcorp Holdings Inc (b)	96,348
1,494	Rent-A-Center Inc	41,010
3,323	ResMed Inc (b)	95,669
7,458	Reynolds American Inc	279,526
3,263	Robert Half International Inc	69,241
1,332	Rollins Inc	24,922
4,011	RR Donnelley & Sons Co	56,635
906	Ruddick Corp	35,325
7,684	Safeway Inc	127,785
5,991	SAIC Inc (b)	70,754
13,047	Sara Lee Corp	213,318
1,053	Scotts Miracle-Gro Co Class A (a)	46,964
3,214	SEI Investments Co	49,431
5,367	Service Corp International	49,162
3,691	Smithfield Foods Inc (b)	71,974
1,487	Sotheby’s	40,997
7,195	St Jude Medical Inc	260,387
1,387	STERIS Corp	40,597
264	Strayer Education Inc (a)	20,241
7,293	Stryker Corp	343,719
5,007	SUPERVALU Inc (a)	33,347
12,747	Sysco Corp	330,147
833	Techne Corp	56,652
861	Teleflex Inc	46,296
11,337	Tenet Healthcare Corp (b)	46,822
1,335	Thoratec Corp (b)	43,574

Shares		Value

Consumer, Non-cyclical — (continued)
491	Tootsie Roll Industries Inc	$11,843
3,579	Total System Services Inc	60,592
1,052	Towers Watson & Co Class A	62,889
1,338	Tupperware Brands Corp	71,904
6,463	Tyson Foods Inc Class A	112,198
1,301	United Rentals Inc (b)	21,909
1,198	United Therapeutics Corp (b)	44,913
23,764	UnitedHealth Group Inc	1,095,996
528	Universal Corp	18,934
2,179	Universal Health Services Inc Class B	74,086
1,080	Valassis Communications Inc (a)(b)	20,239
2,542	Varian Medical Systems Inc (b)	132,591
2,121	VCA Antech Inc (b)	33,894
4,481	Vertex Pharmaceuticals Inc (b)	199,584
11,254	Visa Inc Class A	964,693
2,794	Watson Pharmaceuticals Inc (b)	190,690
943	WellCare Health Plans Inc (b)	35,815
8,038	WellPoint Inc	524,721
13,772	Western Union Co	210,574
3,469	Whole Foods Market Inc	226,560
4,290	Zimmer Holdings Inc (b)	229,515

		56,642,240

Diversified — 0.04%
4,493	Leucadia National Corp	101,901

Energy — 11.11%
5,050	Alpha Natural Resources Inc (b)	89,335
10,904	Anadarko Petroleum Corp	687,497
8,407	Apache Corp	674,578
4,737	Arch Coal Inc	69,065
1,180	Atwood Oceanics Inc (b)	40,545
9,520	Baker Hughes Inc	439,443
1,045	Bill Barrett Corp (b)	37,871
2,337	Cabot Oil & Gas Corp	144,684
5,339	Cameron International Corp (b)	221,782
434	CARBO Ceramics Inc	44,498
14,552	Chesapeake Energy Corp	371,804
44,155	Chevron Corp (c)	4,085,221
1,872	Cimarex Energy Co	104,270
1,017	Comstock Resources Inc (a)(b)	15,723
30,264	ConocoPhillips	1,916,317
5,044	Consol Energy Inc	171,143
8,911	Denbury Resources Inc (b)	102,477
9,267	Devon Energy Corp	513,762
1,557	Diamond Offshore Drilling Inc (a)	85,230
1,810	Dresser-Rand Group Inc (b)	73,359
823	Dril-Quip Inc (b)	44,368
17,130	El Paso Corp	299,432
1,581	Energen Corp	64,647
5,876	EOG Resources Inc	417,255
3,267	EQT Corp	174,327
1,456	Exterran Holdings Inc (a)(b)	14,152
107,136	Exxon Mobil Corp (c)	7,781,288
1,291	First Solar Inc (a)(b)	81,604
5,228	FMC Technologies Inc (b)	196,573
2,618	Forest Oil Corp (b)	37,699

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Energy — (continued)
20,064	Halliburton Co	$612,353
2,385	Helix Energy Solutions Group Inc (b)	31,244
2,318	Helmerich & Payne Inc	94,111
6,613	Hess Corp	346,918
4,650	HollyFrontier Corp	121,923
15,768	Marathon Oil Corp	340,273
7,884	Marathon Petroleum Corp	213,341
4,253	Murphy Oil Corp	187,812
6,496	Nabors Industries Ltd (b)	79,641
9,267	National Oilwell Varco Inc	474,656
2,873	Newfield Exploration Co (b)	114,029
5,479	Noble Corp	160,809
3,883	Noble Energy Inc	274,916
1,208	Northern Oil & Gas Inc (a)(b)	23,423
17,841	Occidental Petroleum Corp	1,275,632
2,376	Oceaneering International Inc	83,968
1,162	Oil States International Inc (b)	59,169
2,343	Oneok Inc	154,732
1,750	Patriot Coal Corp (a)(b)	14,805
3,538	Patterson-UTI Energy Inc	61,349
5,975	Peabody Energy Corp	202,433
2,561	Pioneer Natural Resources Co	168,437
3,177	Plains Exploration & Production Co (b)	72,150
3,856	QEP Resources Inc	104,382
2,615	Quicksilver Resources Inc (a)(b)	19,822
3,521	Range Resources Corp	205,838
2,736	Rowan Cos Inc (b)	82,600
29,794	Schlumberger Ltd	1,779,596
1,368	SM Energy Co	82,969
7,679	Southwestern Energy Co (b)	255,941
14,199	Spectra Energy Corp	348,301
2,606	Sunoco Inc	80,812
1,835	Superior Energy Services Inc (b)	48,150
3,230	Tesoro Corp (b)	62,888
871	Unit Corp (b)	32,157
12,717	Valero Energy Corp	226,108
12,963	Williams Cos Inc	315,519

		27,813,156

Financial — 13.78%
7,400	ACE Ltd	448,440
1,164	Affiliated Managers Group Inc (b)	90,850
10,227	Aflac Inc	357,434
1,372	Alexandria Real Estate Equities Inc REIT	84,227
11,413	Allstate Corp	270,374
1,532	American Campus Communities Inc REIT	57,006
22,939	American Express Co	1,029,961
1,592	American Financial Group Inc	49,463
9,505	American International Group Inc (b)	208,635
5,281	Ameriprise Financial Inc	207,860
7,217	Aon Corp	302,970
2,603	Apartment Investment & Management Co Class A REIT	57,578
4,741	Apollo Investment Corp	35,652

Shares		Value

Financial — (continued)
2,507	Arthur J Gallagher & Co	$65,934
1,526	Aspen Insurance Holdings Ltd	35,159
3,642	Associated Banc-Corp	33,871
2,219	Assurant Inc	79,440
1,723	Astoria Financial Corp	13,250
2,069	AvalonBay Communities Inc REIT (a)	235,969
1,535	BancorpSouth Inc (a)	13,477
222,446	Bank of America Corp	1,361,370
1,030	Bank of Hawaii Corp	37,492
27,195	Bank of New York Mellon Corp	505,555
15,367	BB&T Corp	327,778
38,728	Berkshire Hathaway Inc Class B (b)(c)	2,751,237
2,208	BlackRock Inc Class A	326,806
3,223	Boston Properties Inc REIT	287,169
1,631	BRE Properties Inc REIT	69,057
2,491	Brown & Brown Inc	44,340
1,511	Camden Property Trust REIT	83,498
10,041	Capital One Financial Corp (a)	397,925
1,805	Cathay General Bancorp	20,541
7,146	CB Richard Ellis Group Inc Class A (b)	96,185
23,712	Charles Schwab Corp	267,234
6,392	Chubb Corp	383,456
3,534	Cincinnati Financial Corp	93,050
64,123	Citigroup Inc	1,642,831
1,075	City National Corp	40,592
1,466	CME Group Inc	361,222
4,417	Comerica Inc	101,459
1,650	Commerce Bancshares Inc	57,338
1,425	Corporate Office Properties Trust REIT	31,037
2,477	Cousins Properties Inc REIT	14,490
1,416	Cullen/Frost Bankers Inc	64,938
12,023	Discover Financial Services	275,808
5,754	Duke Realty Corp REIT	60,417
5,586	E*Trade Financial Corp (b)	50,888
3,140	East West Bancorp Inc	46,817
2,556	Eaton Vance Corp	56,922
1,040	Equity One Inc REIT	16,494
6,502	Equity Residential REIT	337,259
697	Essex Property Trust Inc REIT	83,668
1,172	Everest Re Group Ltd	93,033
1,357	Federal Realty Investment Trust REIT	111,830
2,023	Federated Investors Inc Class B (a)	35,463
4,944	Fidelity National Financial Inc Class A	75,050
20,472	Fifth Third Bancorp	206,767
2,615	First American Financial Corp	33,472
5,533	First Horizon National Corp	32,977
6,779	First Niagara Financial Group Inc	62,028
2,314	FirstMerit Corp	26,287
3,151	Franklin Resources Inc	301,362
4,133	Fulton Financial Corp	31,617
10,813	Genworth Financial Inc Class A (b)	62,067
11,147	Goldman Sachs Group Inc	1,053,949
535	Greenhill & Co Inc (a)	15,296
1,879	Hancock Holding Co	50,320

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Financial — (continued)
1,082	Hanover Insurance Group Inc	$38,411
9,923	Hartford Financial Services Group Inc	160,157
2,423	HCC Insurance Holdings Inc	65,542
9,048	HCP Inc REIT	317,223
3,948	Health Care Inc REIT	184,766
1,547	Highwoods Properties Inc REIT (a)	43,718
1,036	Home Properties Inc REIT	58,803
2,801	Hospitality Properties Trust REIT	59,465
15,346	Host Hotels & Resorts Inc REIT	167,885
11,293	Hudson City Bancorp Inc	63,918
18,778	Huntington Bancshares Inc	90,134
1,611	IntercontinentalExchange Inc (b)	190,517
1,423	International Bancshares Corp	18,712
10,265	Invesco Ltd	159,210
4,576	Janus Capital Group Inc (a)	27,456
3,033	Jefferies Group Inc	37,640
962	Jones Lang LaSalle Inc	49,841
85,924	JPMorgan Chase & Co (c)	2,588,031
1,080	Kemper Corp (b)	25,877
20,416	KeyCorp	121,067
9,149	Kimco Realty Corp REIT	137,509
3,195	Legg Mason Inc	82,143
2,675	Liberty Property Trust REIT	77,869
7,027	Lincoln National Corp	109,832
6,771	Loews Corp	233,938
2,740	M&T Bank Corp	191,526
2,928	Macerich Co REIT	124,821
1,796	Mack-Cali Realty Corp REIT	48,043
12,168	Marsh & McLennan Cos Inc	322,939
805	Mercury General Corp	30,872
23,173	MetLife Inc	649,076
32,550	Morgan Stanley	439,425
2,821	NASDAQ OMX Group Inc (b)	65,278
9,555	New York Community Bancorp Inc	113,705
5,262	Northern Trust Corp	184,065
5,685	NYSE Euronext	132,119
5,538	Old Republic International Corp	49,399
2,311	Omega Healthcare Investors Inc REIT	36,814
8,045	People’s United Financial Inc	91,713
3,532	Plum Creek Timber Co Inc REIT	122,596
11,524	PNC Financial Services Group Inc	555,342
902	Potlatch Corp REIT	28,431
6,979	Principal Financial Group Inc	158,214
14,249	Progressive Corp	253,062
10,101	ProLogis Inc REIT	244,949
1,016	Prosperity Bancshares Inc	33,203
2,063	Protective Life Corp	32,245
10,686	Prudential Financial Inc	500,746
3,056	Public Storage REIT	340,286
2,246	Raymond James Financial Inc	58,306
2,683	Rayonier Inc REIT	98,708
2,683	Realty Income Corp REIT	86,500
1,885	Regency Centers Corp REIT	66,597
28,400	Regions Financial Corp	94,572
1,599	Reinsurance Group of America Inc	73,474
3,133	Senior Housing Properties Trust REIT	67,485

Shares		Value

Financial — (continued)
6,425	Simon Property Group Inc REIT	$706,622
1,771	SL Green Realty Corp REIT	102,984
11,713	SLM Corp	145,827
1,048	StanCorp Financial Group Inc	28,893
11,024	State Street Corp	354,532
11,971	SunTrust Banks Inc	214,879
925	SVB Financial Group (b)	34,225
18,817	Synovus Financial Corp (a)	20,134
5,792	T Rowe Price Group Inc	276,684
1,289	Taubman Centers Inc REIT	64,850
3,161	TCF Financial Corp	28,955
2,321	Torchmark Corp	80,910
1,466	Transatlantic Holdings Inc	71,130
9,165	Travelers Cos Inc	446,610
1,368	Trustmark Corp (a)	24,829
4,810	UDR Inc REIT	106,493
6,672	Unum Group	139,845
42,245	US Bancorp	994,447
3,796	Valley National Bancorp (a)	40,200
6,333	Ventas Inc REIT	312,850
4,055	Vornado Realty Trust REIT	302,584
1,944	Waddell & Reed Financial Inc Class A	48,619
2,469	Washington Federal Inc	31,455
1,792	Webster Financial Corp	27,418
2,740	Weingarten Realty Investors REIT	58,006
116,146	Wells Fargo & Co (c)	2,801,442
666	Westamerica Bancorporation	25,521
11,729	Weyerhaeuser Co REIT	182,386
2,665	WR Berkley Corp	79,124
7,007	XL Group PLC	131,732
3,932	Zions Bancorporation	55,323

		34,507,625

Industrial — 10.82%
15,591	3M Co	1,119,278
911	Acuity Brands Inc	32,832
2,714	AECOM Technology Corp (b)	47,956
2,182	AGCO Corp (b)	75,432
7,722	Agilent Technologies Inc (b)	241,313
924	Alexander & Baldwin Inc	33,754
750	Alliant Techsystems Inc	40,883
3,513	AMETEK Inc	115,824
3,864	Amphenol Corp Class A	157,535
1,433	Aptargroup Inc	64,012
2,622	Arrow Electronics Inc (b)	72,839
3,501	Avnet Inc (b)	91,306
3,797	Ball Corp	117,783
2,358	BE Aerospace Inc (b)	78,073
2,297	Bemis Co Inc	67,325
16,191	Boeing Co	979,717
1,135	Brink’s Co	26,457
1,340	Carlisle Cos Inc	42,719
14,141	Caterpillar Inc	1,044,171
3,551	CH Robinson Worldwide Inc	243,137
970	Clean Harbors Inc (b)	49,761
2,583	Commercial Metals Co	24,564
1,299	Con-way Inc	28,747
965	Crane Co	34,441

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Industrial — (continued)
24,142	CSX Corp	$450,731
4,291	Cummins Inc	350,403
12,523	Danaher Corp	525,215
9,195	Deere & Co	593,721
1,718	Donaldson Co Inc	94,146
4,161	Dover Corp	193,903
6,491	Eastman Kodak Co (a)(b)	5,064
7,523	Eaton Corp	267,067
16,476	Emerson Electric Co	680,624
1,558	Energizer Holdings Inc (b)	103,514
682	Esterline Technologies Corp (b)	35,355
4,667	Expeditors International of Washington Inc	189,247
6,912	FedEx Corp	467,804
3,429	FLIR Systems Inc	85,896
1,205	Flowserve Corp	89,170
3,794	Fluor Corp	176,611
1,162	Gardner Denver Inc	73,845
1,061	GATX Corp	32,880
7,973	General Dynamics Corp	453,584
232,935	General Electric Co (c)	3,549,929
3,188	Gentex Corp	76,671
2,765	Goodrich Corp	333,680
1,412	Graco Inc	48,206
933	Granite Construction Inc	17,512
680	Greif Inc Class A	29,165
1,789	Harsco Corp	34,689
17,254	Honeywell International Inc	757,623
1,287	Hubbell Inc Class B	63,758
1,122	Huntington Ingalls Industries Inc (b)	27,298
1,866	IDEX Corp	58,145
10,948	Illinois Tool Works Inc	455,437
7,300	Ingersoll-Rand PLC Class A	205,057
894	Itron Inc (b)	26,373
4,092	ITT Corp	171,864
4,205	Jabil Circuit Inc	74,807
2,793	Jacobs Engineering Group Inc (b)	90,186
1,881	JB Hunt Transport Services Inc	67,942
2,284	Joy Global Inc	142,476
2,382	Kansas City Southern (b)	119,005
3,337	KBR Inc	78,853
1,837	Kennametal Inc	60,143
1,183	Kirby Corp (b)	62,273
2,360	L-3 Communications Holdings Inc	146,249
1,076	Landstar System Inc	42,567
3,040	Leggett & Platt Inc	60,162
939	Lennox International Inc	24,207
1,884	Lincoln Electric Holdings Inc	54,655
6,066	Lockheed Martin Corp	440,634
2,560	Louisiana-Pacific Corp (b)	13,056
996	Martin Marietta Materials Inc (a)	62,967
7,881	Masco Corp	56,113
652	Matthews International Corp Class A	20,056
692	Mettler-Toledo International Inc (b)	96,852
606	Mine Safety Appliances Co	16,338
3,258	Molex Inc (a)	66,365
1,947	National Instruments Corp	44,508
1,516	Nordson Corp	60,246
7,731	Norfolk Southern Corp	471,746

Shares		Value

Industrial — (continued)
6,131	Northrop Grumman Corp	$319,793
671	Overseas Shipholding Group Inc (a)	9,220
3,795	Owens-Illinois Inc (b)	57,380
2,284	Packaging Corp of America	53,217
2,623	Pall Corp	111,215
3,420	Parker Hannifin Corp	215,905
2,154	Pentair Inc	68,950
2,389	PerkinElmer Inc	45,893
3,177	Precision Castparts Corp	493,896
7,777	Raytheon Co	317,846
817	Regal-Beloit Corp	37,075
7,042	Republic Services Inc	197,599
1,531	Rock-Tenn Co Class A	74,529
3,134	Rockwell Automation Inc	175,504
3,452	Rockwell Collins Inc	182,128
2,163	Roper Industries Inc	149,052
1,146	Ryder System Inc	42,987
3,492	Sealed Air Corp	58,316
1,521	Shaw Group Inc (b)	33,067
1,048	Silgan Holdings Inc	38,504
1,303	Snap-on Inc	57,853
2,123	Sonoco Products Co	59,932
1,149	SPX Corp	52,061
3,661	Stanley Black & Decker Inc	179,755
1,925	Stericycle Inc (b)	155,386
1,066	Tech Data Corp (b)	46,083
2,332	Temple-Inland Inc	73,155
2,452	Terex Corp (b)	25,158
6,111	Textron Inc	107,798
8,385	Thermo Fisher Scientific Inc (b)	424,616
1,152	Thomas & Betts Corp (b)	45,976
1,166	Tidewater Inc	49,030
1,852	Timken Co	60,783
2,799	Trimble Navigation Ltd (b)	93,906
1,858	Trinity Industries Inc	39,780
850	Triumph Group Inc (a)	41,429
10,300	Tyco International Ltd	419,725
10,756	Union Pacific Corp	878,443
21,641	United Parcel Service Inc Class B	1,366,629
20,087	United Technologies Corp	1,413,321
1,760	URS Corp (b)	52,202
2,327	UTi Worldwide Inc	30,344
500	Valmont Industries Inc	38,970
3,959	Vishay Intertechnology Inc (b)	33,097
1,062	Wabtec Corp	56,148
2,490	Waste Connections Inc	84,212
10,516	Waste Management Inc (a)	342,401
2,031	Waters Corp (b)	153,320
869	Werner Enterprises Inc	18,101
1,311	Woodward Inc	35,921
1,192	Worthington Industries Inc	16,652
1,244	Zebra Technologies Corp Class A (b)	38,489

		27,099,204

Technology — 13.47%
14,230	Accenture PLC Class A	749,636
687	ACI Worldwide Inc (b)	18,920

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Technology — (continued)
1,919	Acxiom Corp (b)	$20,418
11,007	Adobe Systems Inc (b)	266,039
12,961	Advanced Micro Devices Inc (b)	65,842
878	Advent Software Inc (a)(b)	18,306
4,369	Allscripts Healthcare Solutions Inc (b)	78,729
7,064	Altera Corp	222,728
6,520	Analog Devices Inc	203,750
1,991	ANSYS Inc (b)	97,639
20,422	Apple Inc (b)(c)	7,784,458
29,169	Applied Materials Inc	301,899
9,966	Atmel Corp (b)	80,426
5,098	Autodesk Inc (b)	141,622
3,843	BMC Software Inc (b)	148,186
10,507	Broadcom Corp Class A	349,778
2,613	Broadridge Financial Solutions Inc ADR	52,626
8,235	CA Inc	159,841
6,188	Cadence Design Systems Inc (b)	57,177
3,148	Cerner Corp (b)	215,701
4,144	Citrix Systems Inc (b)	225,972
6,655	Cognizant Technology Solutions Corp Class A (b)	417,269
3,494	Computer Sciences Corp	93,814
5,039	Compuware Corp (b)	38,599
967	Concur Technologies Inc (b)	35,992
2,363	Cree Inc (a)(b)	61,391
3,848	Cypress Semiconductor Corp	57,605
34,199	Dell Inc (b)	483,916
1,434	Diebold Inc	39,449
1,089	Dun & Bradstreet Corp	66,712
7,424	Electronic Arts Inc (b)	151,821
45,129	EMC Corp (b)	947,258
837	Fair Isaac Corp	18,272
2,769	Fairchild Semiconductor International Inc (b)	29,905
5,468	Fidelity National Information Services Inc	132,982
3,118	Fiserv Inc (b)	158,301
45,515	Hewlett-Packard Co	1,021,812
2,351	Informatica Corp (b)	96,273
3,443	Integrated Device Technology Inc (b)	17,731
115,696	Intel Corp (c)	2,467,796
26,316	International Business Machines Corp (c)	4,606,089
1,644	International Rectifier Corp (b)	30,611
2,877	Intersil Corp Class A	29,604
6,683	Intuit Inc (b)	317,042
1,988	Jack Henry & Associates Inc	57,612
3,633	KLA-Tencor Corp	139,071
2,779	Lam Research Corp (b)	105,546
1,753	Lexmark International Inc Class A (b)	47,384
4,963	Linear Technology Corp	137,227
13,547	LSI Corp (b)	70,173
589	Mantech International Corp Class A	18,483
5,160	MEMC Electronic Materials Inc (b)	27,038
2,641	Mentor Graphics Corp (b)	25,406

Shares		Value

Technology — (continued)
4,181	Microchip Technology Inc (a)	$130,071
22,048	Micron Technology Inc (b)	111,122
1,873	MICROS Systems Inc (b)	82,243
164,246	Microsoft Corp (c)	4,088,083
2,742	MSCI Inc Class A (b)	83,165
3,551	NCR Corp (b)	59,976
8,138	NetApp Inc (b)	276,204
1,541	Novellus Systems Inc (b)	42,008
12,945	NVIDIA Corp (b)	161,813
87,014	Oracle Corp (c)	2,500,782
2,505	Parametric Technology Corp (b)	38,527
4,561	Pitney Bowes Inc	85,747
2,499	QLogic Corp (b)	31,687
1,382	Quest Software Inc (b)	21,946
4,188	Red Hat Inc (b)	176,985
3,472	Riverbed Technology Inc (b)	69,301
2,462	Rovi Corp (b)	105,817
2,978	Salesforce.com Inc (b)	340,326
5,207	SanDisk Corp (b)	210,102
1,356	Semtech Corp (b)	28,612
1,065	Silicon Laboratories Inc (b)	35,688
4,010	Skyworks Solutions Inc (b)	71,939
1,602	Solera Holdings Inc	80,901
3,405	Synopsys Inc (b)	82,946
3,741	Teradata Corp (b)	200,256
4,091	Teradyne Inc (b)	45,042
25,442	Texas Instruments Inc	678,029
1,717	Varian Semiconductor Equipment Associates Inc (b)	104,995
2,278	VeriFone Systems Inc (b)	79,776
5,076	Western Digital Corp (b)	130,555
31,266	Xerox Corp	217,924
5,731	Xilinx Inc	157,259

		33,737,704

Utilities — 4.12%
14,714	AES Corp (b)	143,609
1,815	AGL Resources Inc	73,943
2,437	Alliant Energy Corp	94,263
5,333	Ameren Corp	158,763
10,526	American Electric Power Co Inc	400,198
3,075	Aqua America Inc	66,328
2,089	Atmos Energy Corp	67,788
873	Black Hills Corp (a)	26,749
9,313	CenterPoint Energy Inc	182,721
1,375	Cleco Corp	46,942
5,445	CMS Energy Corp	107,757
6,386	Consolidated Edison Inc	364,130
4,351	Constellation Energy Group Inc	165,599
12,605	Dominion Resources Inc	639,956
2,494	DPL Inc	75,169
3,767	DTE Energy Co	184,658
29,134	Duke Energy Corp	582,389
7,272	Edison International	278,154
3,877	Entergy Corp	257,006
14,502	Exelon Corp	617,930
9,252	FirstEnergy Corp	415,507
3,082	Great Plains Energy Inc	59,483
2,271	Hawaiian Electric Industries Inc	55,140

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Utilities — (continued)
1,100	IDACORP Inc	$41,558
1,681	Integrys Energy Group Inc	81,730
4,077	MDU Resources Group Inc	78,238
1,819	National Fuel Gas Co	88,549
9,232	NextEra Energy Inc	498,713
962	Nicor Inc	52,920
6,312	NiSource Inc	134,951
3,906	Northeast Utilities	131,437
5,202	NRG Energy Inc (b)	110,334
2,384	NSTAR	106,827
5,479	NV Energy Inc	80,596
2,151	OGE Energy Corp	102,796
4,947	Pepco Holdings Inc	93,597
8,690	PG&E Corp	367,674
2,500	Pinnacle West Capital Corp	107,350
1,845	PNM Resources Inc	30,313
12,599	PPL Corp	359,575
6,558	Progress Energy Inc	339,180
11,045	Public Service Enterprise Group Inc	368,572
3,898	Questar Corp	69,034
2,463	SCANA Corp	99,628
5,217	Sempra Energy	268,675
18,768	Southern Co	795,200
2,687	Southern Union Co	109,012
4,710	TECO Energy Inc	80,682
2,526	UGI Corp	66,358
1,715	Vectren Corp	46,442
2,422	Westar Energy Inc (a)	63,989
1,151	WGL Holdings Inc	44,970
5,116	Wisconsin Energy Corp	160,080
10,839	Xcel Energy Inc	267,615

		10,310,777

TOTAL COMMON STOCK — 99.07% (Cost $231,526,523)		$248,072,652
Principal Amount

SHORT TERM INVESTMENTS
$ 1,565,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	$1,565,000
190,000	U.S. Treasury Bills(d)
	0.02%, 03/22/2012	189,986

TOTAL SHORT TERM INVESTMENTS — 0.70% (Cost $1,754,986)		$1,754,986

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 999,656	Undivided interest of 3.20% in a repurchase agreement (principal amount/value $31,200,000 with a maturity value of $31,200,234) with JP Morgan Securities, 0.09%, dated 9/30/11, to be repurchased at $999,656 on 10/3/11, collateralized by Fannie Mae, 2.26% - 5.71%, 1/1/19 - 8/1/41, with a value of $31,824,192.	$999,656

999,657	Undivided interest of 2.31% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $999,657 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	999,657

655,009	Undivided interest of 5.43% in a repurchase agreement (principal amount/value $12,055,870 with a maturity value of $12,055,991) with BNP Paribas Securities Corp, 0.12%, dated 9/30/11, to be repurchased at $655,009 on 10/3/11, collateralized by various U.S. Government or Agency securities, 3.00% - 7.00%, 12/1/18 - 10/1/41, with a value of $12,298,087.	655,009

999,657	Undivided interest of 2.54% in a repurchase agreement (principal amount/value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $999,657 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	999,657

TOTAL SECURITIES LENDING COLLATERAL — 1.46% (Cost $3,653,979)		$3,653,979

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

TOTAL INVESTMENTS — 101.23% (Cost $236,935,488)	$253,481,617

OTHER ASSETS & LIABILITIES — (1.23)%	$(3,072,751)

TOTAL NET ASSETS — 100.00%	$250,408,866

(a)	A portion or all of the security is on loan at September 30, 2011.
(b)	Non-income producing security
(c)	All or portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Security position has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At September 30, 2011, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation

S&P Mid 400 Emini Long Futures	2	$155,780	December 2011	$(15,080)

S&P 500® Emini Long Futures	34	1,914,200	December 2011	(80,850)

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Australia	$95,669	0.04%
Barbados	79,641	0.03
Bermuda	903,324	0.36
Canada	64,012	0.02
Ireland	1,564,866	0.62
Switzerland	257,661	0.10
United Kingdom	30,344	0.01
United States	250,486,100	98.82

Total	$253,481,617	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

	00000000000000	00000000000000	00000000000000	00000000000000
Description(a)	Level 1	Level 2	Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$245,077,135	$—	$—	$245,077,135
Foreign Common Stock	2,995,517	—	—	2,995,517
Short Term Investments	—	1,754,986	—	1,754,986
Securities Lending Collateral	—	3,653,979	—	3,653,979

Total Assets	$248,072,652	$5,408,965	$0	$253,481,617

Liabilities
Derivative Investments:
Futures Contracts Variation Margin	55,844	—	—	55,844

Total Liabilities	$55,844	$0	$0	$55,844

Total	$248,016,808	$5,408,965	$0	$253,425,773

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $246,765,907. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $56,732,876 and gross depreciation of securities in which there was an excess of tax cost over value of $50,017,166 resulting in net appreciation of $6,715,710.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order for the Portfolio to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the clearinghouse will fail to perform its obligations.

4. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $3,559,104 and received collateral of $3,653,979 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 5.18%
76,700	EI du Pont de Nemours & Co	$3,065,699
65,300	International Flavors & Fragrances Inc	3,671,166
276,883	International Paper Co	6,437,530
128,900	MeadWestvaco Corp	3,165,784
104,200	Monsanto Co	6,256,168
168,000	Nucor Corp	5,315,520
139,000	Vulcan Materials Co (a)	3,830,840

		31,742,707

Communications — 11.71%
416,970	AT&T Inc	11,891,984
168,000	Cablevision Systems Corp Class A	2,642,640
124,371	CenturyLink Inc	4,119,168
313,600	Cisco Systems Inc	4,857,664
170,100	Comcast Corp Class A	3,555,090
260,800	Corning Inc	3,223,488
167,500	Harris Corp (a)	5,723,475
162,000	McGraw-Hill Cos Inc	6,642,000
223,600	New York Times Co Class A (a)(b)	1,299,116
132,268	Telefonica SA (c)	2,534,882
268,733	Time Warner Inc	8,053,928
157,386	Verizon Communications Inc	5,791,805
983,600	Vodafone Group PLC (c)	2,534,261
201,500	Walt Disney Co	6,077,240
172,100	WPP PLC (c)	1,592,757
93,600	Yahoo! Inc (b)	1,231,776

		71,771,274

Consumer, Cyclical — 6.96%
73,600	General Motors Co (b)	1,485,248
60,450	Genuine Parts Co	3,070,860
82,900	Harley-Davidson Inc	2,845,957
267,100	Home Depot Inc	8,779,577
73,900	Kohl’s Corp	3,628,490
116,200	Macy’s Inc	3,058,384
64,950	Madison Square Garden Co Class A (b)	1,480,860
96,649	Marriott International Inc Class A	2,632,719
221,800	Mattel Inc	5,742,402
306,600	Staples Inc	4,077,780
7,900	Tiffany & Co	480,478
107,200	Whirlpool Corp (a)	5,350,352

		42,633,107

Consumer, Non-cyclical — 15.62%
89,200	Amgen Inc	4,901,540
173,400	Archer-Daniels-Midland Co	4,302,054
92,800	Avery Dennison Corp	2,327,424
254,200	Avon Products Inc	4,982,320
135,800	Beam Inc	7,344,064
186,900	Bristol-Myers Squibb Co	5,864,922
115,000	Campbell Soup Co	3,722,550
100,700	Clorox Co	6,679,431

Shares		Value

Consumer, Non-cyclical — (continued)
173,200	ConAgra Foods Inc	$4,194,904
96,000	H&R Block Inc	1,277,760
79,500	Hershey Co	4,709,580
145,700	Johnson & Johnson	9,282,547
106,700	Kimberly-Clark Corp	7,576,767
59,200	McCormick & Co Inc	2,732,672
208,400	Merck & Co Inc	6,816,764
62,400	Molson Coors Brewing Co Class B	2,471,664
104,300	PepsiCo Inc	6,456,170
383,788	Pfizer Inc	6,785,372
66,100	Quest Diagnostics Inc	3,262,696

		95,691,201

Energy — 12.56%
101,400	Anadarko Petroleum Corp	6,393,270
113,122	BP PLC Sponsored ADR	4,080,311
185,744	Chevron Corp	17,185,035
53,600	ConocoPhillips	3,393,952
87,000	Diamond Offshore Drilling Inc (a)	4,762,380
191,996	Exxon Mobil Corp	13,944,669
145,800	Murphy Oil Corp	6,438,528
47,400	Petroleo Brasileiro SA ADR	1,064,130
185,700	Royal Dutch Shell PLC ADR Class A	11,424,264
88,900	Schlumberger Ltd	5,309,997
119,400	Spectra Energy Corp	2,928,882

		76,925,418

Financial — 17.52%
242,800	Allstate Corp	5,751,932
271,000	American Express Co	12,167,900
776,137	Bank of America Corp	4,749,958
183,900	Bank of New York Mellon Corp	3,418,701
88,900	Capital One Financial Corp (a)	3,523,107
47,700	Chubb Corp	2,861,523
463,005	JPMorgan Chase & Co	13,945,711
104,600	KeyCorp	620,278
179,200	Legg Mason Inc	4,607,232
158,827	Lincoln National Corp	2,482,466
243,500	Marsh & McLennan Cos Inc	6,462,490
119,800	Morgan Stanley	1,617,300
128,800	Northern Trust Corp	4,505,424
117,000	NYSE Euronext	2,719,080
105,700	PNC Financial Services Group Inc	5,093,683
349,300	Regions Financial Corp	1,163,169
304,500	SLM Corp	3,791,025
124,600	Sun Life Financial Inc	2,964,234
228,400	SunTrust Banks Inc	4,099,780
385,200	US Bancorp	9,067,608
402,900	Wells Fargo & Co	9,717,948
127,413	Weyerhaeuser Co REIT	1,981,272

		107,311,821

Industrial — 11.02%
117,000	3M Co	8,399,430

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Industrial — (continued)
85,300	Boeing Co	$5,161,503
15,800	Canadian Pacific Railway Ltd (a)	759,822
112,122	Cooper Industries PLC Class A	5,171,066
102,400	Emerson Electric Co	4,230,144
965,700	General Electric Co	14,717,268
138,800	Honeywell International Inc	6,094,708
158,900	Illinois Tool Works Inc	6,610,240
83,000	ITT Corp	3,486,000
47,400	Lockheed Martin Corp	3,443,136
262,100	Masco Corp	1,866,152
23,100	Raytheon Co	944,097
95,300	United Parcel Service Inc Class B	6,018,195
94,300	USG Corp (a)(b)	634,639

		67,536,400

Technology — 4.63%
131,500	Analog Devices Inc	4,109,375
345,600	Applied Materials Inc	3,576,960
183,300	Computer Sciences Corp	4,921,605
233,700	Hewlett-Packard Co	5,246,565
339,700	Microsoft Corp	8,455,133
78,200	Texas Instruments Inc	2,084,030

		28,393,668

Utilities — 8.83%
182,100	Constellation Energy Group Inc	6,930,726
199,300	Duke Energy Corp	3,984,007
115,800	Entergy Corp	7,676,382
182,600	Exelon Corp	7,780,586
72,110	FirstEnergy Corp	3,238,460
316,800	NiSource Inc	6,773,184
78,400	Pinnacle West Capital Corp	3,366,496
115,300	PPL Corp	3,290,662
99,700	Progress Energy Inc	5,156,484
74,500	TECO Energy Inc	1,276,185
186,900	Xcel Energy Inc	4,614,561

		54,087,733

TOTAL COMMON STOCK — 94.03% (Cost $612,295,543)		$576,093,329

PREFERRED STOCK
Consumer, Cyclical — 0.57%
98,900	General Motors Co	3,455,319

TOTAL PREFERRED STOCK — 0.57% (Cost $4,950,761)		$3,455,319

Principal Amount

SHORT TERM INVESTMENTS
$ 500,000	Federal Home Loan Bank(d)
	0.00%, 10/07/2011	$500,000

Principal Amount		Value

Short Term Investments — (continued)
$ 30,770,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	$30,770,000

TOTAL SHORT TERM INVESTMENTS — 5.10% (Cost $31,270,000)		$31,270,000

SECURITIES LENDING COLLATERAL
2,849,595	Undivided interest of 26.75% in a repurchase agreement (principal amount/value $10,659,636 with a maturity value of $10,659,663) with BNP Paribas Securities Corp, 0.03%, dated 9/30/11, to be repurchased at $2,849,595 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 4.25%, 11/15/21 - 2/15/41, with a value of $10,872,829.	2,849,595

3,378,648	Undivided interest of 9.66% in a repurchase agreement (principal amount/value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $3,378,648 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	3,378,648

1,999,412	Undivided interest of 5.09% in a repurchase agreement (principal amount/value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $1,999,412 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	1,999,412

1,999,411	Undivided interest of 5.21% in a repurchase agreement (principal amount/value $38,390,031 with a maturity value of $38,390,319) with HSBC Securities (USA) Inc, 0.09%, dated 9/30/11, to be repurchased at $1,999,411 on 10/3/11, collateralized by Fannie Mae, 3.50% - 6.00%, 9/1/25 - 4/1/41, with a value of $39,158,120.	1,999,411

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 1,999,412	Undivided interest of 6.41% in a repurchase agreement (principal amount/value $31,200,000 with a maturity value of $31,200,234) with JP Morgan Securities, 0.09%, dated 9/30/11, to be repurchased at $1,999,412 on 10/3/11, collateralized by Fannie Mae, 2.26% - 5.71%, 1/1/19 - 8/1/41, with a value of $31,824,192.	$1,999,412

1,999,411	Undivided interest of 4.62% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $1,999,411 on 10/3/11, collateralized by various U.S. Government or agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	1,999,411

TOTAL SECURITIES LENDING COLLATERAL — 2.32% (Cost $14,225,889)		$14,225,889

TOTAL INVESTMENTS — 102.02% (Cost $662,742,193)		$625,044,537

OTHER ASSETS & LIABILITIES — (2.02)%		$(12,379,487)

TOTAL NET ASSETS — 100.00%		$612,665,050

(a)	A portion or all of the security is on loan at September 30, 2011.
(b)	Non-income producing security
(c)

Security is fair valued under procedures adopted by the Board of Directors. At September 30, 2011 , the aggregate market value of securities trading outside the U.S. was $6,661,900, representing 1.09% of net assets and whose values were adjusted as a result of significant market movements following the close of local trading.

(d)	The security’s yield to maturity was less than 0.01%
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments
Brazil	$1,064,130	0.17%
Canada	3,724,056	0.60
Ireland	5,171,067	0.83
Spain	2,534,882	0.40
United Kingdom	19,631,593	3.14
United States	592,918,809	94.86

Total	$625,044,537	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim T. Rowe Price Equity/Income Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek substantial dividend income and also long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Initial Class shares are not subject to any distribution fees, and Class L shares are subject to an annual distribution fee of 0.25% of the Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Description(a)	Level 1	Level 2		Level 3	Total

Assets
Equity Investments:
Domestic Common Stock	$543,967,602	$—		$—	$543,967,602
Foreign Common Stock	25,463,827	6,661,900	(b)	—	32,125,727
Preferred Stocks	—	3,455,319		—	3,455,319
Short Term Investments	—	31,270,000		—	31,270,000
Securities Lending Collateral	—	14,225,889		—	14,225,889

Total Investments	$569,431,429	$55,613,108		$0	$625,044,537

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

(b)Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $6,661,900 of investments securities were classified as a Level 2 instead of Level 1.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $672,410,076. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $60,012,631 and gross depreciation of securities in which there was an excess of tax cost over value of $107,378,170 resulting in net depreciation of $47,365,539.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $13,880,932 and received collateral of $14,225,889 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Industrial — 0.06%
$ 472,000	A123 Systems Inc
	3.75%, 04/15/2016	$305,620

TOTAL BONDS AND NOTES — 0.06% (Cost $472,000)		$305,620

Shares

COMMON STOCK
Basic Materials — 3.24%
93,000	Agnico-Eagle Mines Ltd	5,535,360
122,000	Franco-Nevada Corp	4,199,389
157,000	HudBay Minerals Inc	1,499,350
197,000	Osisko Mining Corp (a)	2,494,694
77,000	Rockwood Holdings Inc (a)	2,594,130

		16,322,923

Communications — 8.05%
188,000	Amdocs Ltd (a)	5,098,560
87,000	Discovery Communications Inc Class A (a)	3,272,940
108,000	Discovery Communications Inc Class C (a)	3,796,200
46,000	Factset Research Systems Inc	4,092,620
447,000	JDS Uniphase Corp (a)	4,456,590
95,000	Juniper Networks Inc (a)	1,639,700
175,000	Lamar Advertising Co Class A (a)(b)	2,980,250
260,000	Liberty Interactive Corp Class A (a)	3,840,200
46,000	Liberty Media Corp - Liberty Starz Class A (a)	2,923,760
93,000	Motorola Mobility Holdings Inc (a)	3,513,540
52,000	Rackspace Hosting Inc (a)(b)	1,775,280
123,000	TIBCO Software Inc (a)	2,753,970
12,300	WebMD Health Corp (a)	370,845

		40,514,455

Consumer, Cyclical — 13.24%
58,000	Bed Bath & Beyond Inc (a)	3,323,980
214,000	CarMax Inc (a)	5,103,900
11,000	Chipotle Mexican Grill Inc (a)	3,332,450
78,000	Choice Hotels International Inc (b)	2,318,160
264,000	Dollar General Corp (a)	9,968,640
216,000	Fastenal Co (b)	7,188,480
56,000	Kohl’s Corp	2,749,600
43,000	Madison Square Garden Co Class A (a)	980,400
183,000	Marriott International Inc Class A	4,984,920
47,000	MSC Industrial Direct Co Class A	2,653,620
93,000	O’Reilly Automotive Inc (a)	6,196,590
26,000	Panera Bread Co Class A (a)	2,702,440
29,000	Shoppers Drug Mart Corp (c)	1,130,499
149,000	Shoppers Drug Mart Corp (b)	5,808,427
54,000	Starbucks Corp	2,013,660
68,000	Tim Hortons Inc	3,147,040

Shares		Value

Consumer, Cyclical — (continued)
79,000	WABCO Holdings Inc (a)	$2,990,940

		66,593,746

Consumer, Non-cyclical — 22.93%
70,000	Alexion Pharmaceuticals Inc (a)	4,484,200
220,000	Bruker Corp (a)	2,976,600
202,000	CareFusion Corp (a)	4,837,900
120,000	Covance Inc (a)	5,454,000
62,000	CR Bard Inc	5,427,480
218,000	DENTSPLY International Inc	6,690,420
39,000	Edwards Lifesciences Corp (a)	2,779,920
245,000	Elan Corp PLC Sponsored ADR (a)	2,579,850
184,000	Gartner Inc (a)	6,416,080
153,000	Global Payments Inc	6,179,670
15,000	Hansen Natural Corp (a)	1,309,350
99,000	Henry Schein Inc (a)	6,138,990
346,000	Hertz Global Holdings Inc (a)	3,079,400
157,000	Human Genome Sciences Inc (a)	1,992,330
63,000	IDEXX Laboratories Inc (a)	4,345,110
25,000	Illumina Inc (a)	1,023,000
39,000	Laboratory Corp of America Holdings (a)	3,082,950
138,000	Manpower Inc	4,639,560
40,000	Mednax Inc (a)	2,505,600
46,000	QIAGEN NV (a)	636,180
298,000	Quanta Services Inc (a)	5,599,420
77,000	Regeneron Pharmaceuticals Inc (a)	4,481,400
65,000	Robert Half International Inc	1,379,300
63,000	SXC Health Solutions Corp (a)	3,509,100
94,000	Theravance Inc (a)(b)	1,893,160
77,000	Universal Health Services Inc Class B	2,618,000
93,000	Valeant Pharmaceuticals International Inc	3,452,160
91,000	Verisk Analytics Inc Class A (a)	3,164,070
46,000	Vertex Pharmaceuticals Inc (a)	2,048,840
46,000	Weight Watchers International Inc	2,679,500
326,000	Western Union Co	4,984,540
45,000	Whole Foods Market Inc	2,938,950

		115,327,030

Energy — 7.75%
151,000	Consol Energy Inc	5,123,430
52,000	Continental Resources Inc (a)(b)	2,515,240
100,000	EQT Corp	5,336,000
17,000	First Solar Inc (a)(b)	1,074,570
91,000	FMC Technologies Inc (a)	3,421,600
37,000	Peabody Energy Corp	1,253,560
125,000	QEP Resources Inc	3,383,750
182,000	Quicksilver Resources Inc (a)(b)	1,379,560
108,000	Range Resources Corp	6,313,680
60,000	SM Energy Co	3,639,000
182,000	Trican Well Service Ltd	2,580,895
107,000	Ultra Petroleum Corp (a)	2,966,040

		38,987,325

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

Financial — 7.53%
131,000	Air Lease Corp (a)(b)	$2,515,200
92,000	Aon Corp	3,862,160
93,000	BankUnited Inc	1,930,680
116,000	CBOE Holdings Inc	2,838,520
107,000	Eaton Vance Corp	2,382,890
110,000	HCC Insurance Holdings Inc	2,975,500
24,000	Interactive Brokers Group Inc Class A	334,320
36,000	IntercontinentalExchange Inc (a)	4,257,360
38,000	Jones Lang LaSalle Inc	1,968,780
111,000	Principal Financial Group Inc	2,516,370
255,000	TCF Financial Corp (b)	2,335,800
274,000	TD Ameritrade Holding Corp	4,029,170
77,000	Willis Group Holdings PLC	2,646,490
110,000	WR Berkley Corp	3,265,900

		37,859,140

Industrial — 14.63%
65,600	A123 Systems Inc (a)(b)	225,664
43,000	Acuity Brands Inc	1,549,720
239,000	AMETEK Inc	7,879,830
243,000	Babcock & Wilcox Co (a)	4,750,650
46,000	Crane Co	1,641,740
116,000	Dolby Laboratories Inc Class A (a)(b)	3,183,040
157,000	FLIR Systems Inc	3,932,850
102,000	Gardner Denver Inc	6,482,100
40,000	Goodrich Corp	4,827,200
149,000	IDEX Corp	4,642,840
46,000	Kansas City Southern (a)	2,298,160
387,000	McDermott International Inc (a)	4,164,120
114,000	Pall Corp	4,833,600
58,000	Rockwell Collins Inc	3,060,080
104,000	Roper Industries Inc	7,166,640
326,000	Textron Inc	5,750,640
154,000	Trimble Navigation Ltd (a)	5,166,700
157,000	UTi Worldwide Inc	2,047,280

		73,602,854

Technology — 15.63%
159,000	Allscripts Healthcare Solutions Inc (a)	2,865,180
78,000	Altera Corp	2,459,340
92,000	Ariba Inc (a)	2,549,320
309,000	Atmel Corp (a)	2,493,630
84,000	Concur Technologies Inc (a)	3,126,480
74,000	Cree Inc (a)(b)	1,922,520
94,000	Fiserv Inc (a)	4,772,380
104,000	IHS Inc Class A (a)	7,780,240
243,000	Intersil Corp Class A	2,500,470
261,000	Marvell Technology Group Ltd (a)	3,792,330
268,000	MEMC Electronic Materials Inc (a)(b)	1,404,320
95,000	Microchip Technology Inc (b)	2,955,450
91,000	MICROS Systems Inc (a)	3,995,810
173,000	MSCI Inc Class A (a)	5,247,090
427,000	Nuance Communications Inc (a)	8,693,720
276,000	NVIDIA Corp (a)	3,450,000

Shares		Value

Technology — (continued)
120,000	PMC - Sierra Inc (a)	$717,600
140,000	Red Hat Inc (a)	5,916,400
92,000	Rovi Corp (a)	3,954,160
92,000	Silicon Laboratories Inc (a)(b)	3,082,920
181,000	Xilinx Inc	4,966,640

		78,646,000

Utilities — 1.29%
461,000	Calpine Corp (a)	6,490,880

TOTAL COMMON STOCK — 94.29% (Cost $458,059,312)		$474,344,353

PREFERRED STOCKS
Consumer, Cyclical — 0.93%
221,560	Coupon.com Series B (a)(d)(e)	1,217,106
254,930	Living Social Series E (a)(d)(e)	1,960,412
32,659	Michael Kors Holdings Ltd (a)(d)(e)	1,504,073

		4,681,591

TOTAL PREFERRED STOCKS — 0.93% (Cost $4,161,790)		$4,681,591

Principal Amount

SHORT TERM INVESTMENTS
$ 23,830,000	International Bank for Reconstruction & Development
	0.00%, 10/03/2011	$23,830,000

TOTAL SHORT TERM INVESTMENTS — 4.74% (Cost $23,830,000)		$23,830,000

SECURITIES LENDING COLLATERAL
7,834,424	Undivided interest of 20.40% in a repurchase agreement (Principal Amount/Value $38,390,031 with a maturity value of $38,390,319) with HSBC Securities (USA) Inc, 0.09%, dated 9/30/11, to be repurchased at $7,834,424 on 10/3/11, collateralized by Fannie Mae, 3.50% - 6.00%, 9/1/25 - 4/1/41, with a value of $39,158,120.	7,834,424

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 5,999,172	Undivided interest of 15.26% in a repurchase agreement (Principal Amount/Value $39,313,341 with a maturity value of $39,313,570) with RBC Capital Markets Corp, 0.07%, dated 9/30/11, to be repurchased at $5,999,172 on 10/3/11, collateralized by Fannie Mae, 6.00%, 9/1/41, with a value of $40,751,634.	$5,999,172

7,834,425	Undivided interest of 22.40% in a repurchase agreement (Principal Amount/Value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $7,834,425 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	7,834,425

320,550	Undivided interest of 3.01% in a repurchase agreement (Principal Amount/Value $10,659,636 with a maturity value of $10,659,663) with BNP Paribas Securities Corp, 0.03%, dated 9/30/11, to be repurchased at $320,550 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 4.25%, 11/15/21 - 2/15/41, with a value of $10,872,829.	320,550

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 4,999,310	Undivided interest of 16.02% in a repurchase agreement (Principal Amount/Value $31,200,000 with a maturity value of $31,200,234) with JP Morgan Securities, 0.09%, dated 9/30/11, to be repurchased at $4,999,310 on 10/3/11, collateralized by Fannie Mae, 2.26% - 5.71%, 1/1/19 - 8/1/41, with a value of $31,824,192.	$4,999,310

5,999,172	Undivided interest of 13.87% in a repurchase agreement (Principal Amount/Value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $5,999,172 on 10/3/11, collateralized by various U.S. Government or agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	5,999,172

TOTAL SECURITIES LENDING COLLATERAL — 6.56% (Cost $32,987,053)		$32,987,053

TOTAL INVESTMENTS — 106.58% (Cost $519,510,155)		$536,148,617

OTHER ASSETS & LIABILITIES — (6.58)%		$(33,089,089)

TOTAL NET ASSETS — 100.00%		$503,059,528

(a)	Non-income producing security
(b)	A portion or all of the security is on loan at September 30, 2011.
(c)	Restricted security; at September 30, 2011, the aggregate cost and market value of the securities was $1,061,022 and $1,130,499, respectively, representing 0.22% of net assets.
(d)	Security is fair valued at September 30, 2011.
(e)	Illiquid security; at September 30, 2011, the aggregate cost and market value of illiquid securities was $4,161,790 and $4,681,591, respectively, representing 0.93% of net assets.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

United States	$457,927,930	85.42%
Virgin British Island	35,034,333	6.53
Canada	33,531,454	6.25
Bermuda	3,792,330	0.71
United Kingdom	2,646,490	0.49
Ireland	2,579,850	0.48
Netherlands	636,180	0.12

Total	$536,148,617	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim T. Rowe Price Mid Cap Growth Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Portfolio offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Initial Class shares are not subject to any distribution fees, and Class L shares are subject to an annual distribution fee of 0.25% of the Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Equity Investments:
Common Stock (Domestic and Foreign)	Close price, bids, evaluated bids, exchange rates, open and close price of local exchange, various index data and US and foreign news sources.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period. Level 3 investments in securities were not considered a significant portion of the portfolio.

Description(a)	Level 1	Level 2	Level 3	Total

Assets
Bonds and Notes	$—	$305,620	$—	$305,620
Equity Investments:
Domestic Common Stock	429,110,769	—	—	429,110,769
Foreign Common Stock	45,233,584	—	—	45,233,584
Preferred Stocks	—	—	4,681,591	4,681,591
Short Term Investments	—	23,830,000	—	23,830,000
Securities Lending Collateral	—	32,987,053	—	32,987,053

Total Investments	$474,344,353	$57,122,673	$4,681,591	$536,148,617

(a)Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2011:

Description	Preferred Stock
Beginning Balance, January 1, 2011	$0
Total realized gains (loss)	-
Total unrealized gain (loss) relating to instruments not held at reporting date	-
Total unrealized gain (loss) relating to instruments still held at reporting date	519,803
Purchases	4,161,788
Sales	-
Amortization	-
Transfers into Level 3	-
Transfers (out of) Level 3	-

Ending Balance, September 30, 2011	$4,681,591

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $523,478,329. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $60,364,937 and gross depreciation of securities in which there was an excess of tax cost over value of $47,694,649 resulting in net appreciation of $12,670,288.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had securities on loan valued at $32,021,285 and received collateral of $32,987,053 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

BONDS AND NOTES
Asset-Backed Securities — 8.25%
$ 1,500,000	ACE Securities Corp(a)(b)
	6.34%, 02/25/2038	$904,381
473,807	Americold LLC Trust(b)
	3.85%, 01/14/2029	493,899
	Citicorp Residential Mortgage Securities Inc
843,766	5.84%, 07/25/2036(a)	807,782
1,690,247	5.67%, 09/25/2036(a)	1,598,284
533,949	Countrywide Asset-Backed Certificates(c)
	5.51%, 04/25/2036	402,464
2,000,000	Discover Card Master Trust
	5.65%, 03/16/2020	2,387,487
158,304	Federal Home Loan Mortgage Corp(c)
	0.47%, 07/25/2031	156,177
1,375,207	GS Mortgage Securities Corp II
	4.68%, 07/10/2039	1,404,214
2,700,000	HSBC Home Equity Loan Trust(a)
	6.15%, 07/20/2036	2,670,389
	JP Morgan Chase Commercial Mortgage Securities Corp
5,000,000	5.37%, 12/15/2044(c)	5,478,635
500,000	5.41%, 12/15/2044(c)	506,337
1,750,000	3.34%, 07/15/2046(b)	1,740,268
	Morgan Stanley Capital I
1,250,000	5.55%, 06/15/2038(c)	1,337,435
4,000,000	5.23%, 09/15/2042(c)	4,355,416
365,000	5.54%, 11/12/2049(c)	353,143
922,316	NCUA Guaranteed Notes
	1.60%, 10/29/2020	931,520
	Residential Funding Mortgage Securities II Inc
800,000	5.50%, 08/25/2025	661,750
343,532	5.79%, 02/25/2036	343,706
3,681,557	Wachovia Bank Commercial Mortgage Trust
	4.75%, 02/15/2041	3,874,180

		30,407,467

Basic Materials — 0.18%
602,500	Xstrata Finance Canada Ltd(b)
	5.80%, 11/15/2016	662,435

Communications — 0.30%
750,000	Crown Castle Towers LLC(b)
	6.11%, 01/15/2020	842,999
250,000	Pearson Funding Two PLC(b)
	4.00%, 05/17/2016	264,592

		1,107,591

Consumer, Cyclical — 0.42%
500,000	Cintas Corp No 2
	2.85%, 06/01/2016	515,462
933,809	UAL 2009-2A Pass Through Trust
	9.75%, 01/15/2017	1,022,521

		1,537,983

Principal Amount		Value

Consumer, Non-cyclical — 0.14%
$ 250,000	Brambles USA Inc(b)
	5.35%, 04/01/2020	$272,605
250,000	Corn Products International Inc
	3.20%, 11/01/2015	256,264

		528,869

Energy — 0.84%
500,000	Gulfstream Natural Gas System LLC(b)
	6.95%, 06/01/2016	587,617
250,000	Husky Energy Inc
	5.90%, 06/15/2014	274,282
465,543	Kern River Funding Corp(b)
	4.89%, 04/30/2018	504,383
250,000	Panhandle Eastern Pipeline Co LP
	6.20%, 11/01/2017	290,367
250,000	Sunoco Logistics Partners Operations LP
	8.75%, 02/15/2014	282,858
500,000	Transocean Inc
	4.95%, 11/15/2015	526,578
500,000	Weatherford International Ltd/Bermuda
	9.63%, 03/01/2019	646,007

		3,112,092

Financial — 0.65%
1,171,608	BGS CTL(b)(d)
	6.36%, 06/15/2033	1,341,412
500,000	Camden Property Trust
	5.38%, 12/15/2013	528,138
500,000	Duke Realty LP
	6.75%, 03/15/2020	519,241

		2,388,791

Industrial — 0.29%
250,000	Agilent Technologies Inc
	5.00%, 07/15/2020	269,721
473,279	Federal Express Corp 1998 Pass Through Trust
	6.85%, 01/15/2019	520,607
250,000	Pall Corp
	5.00%, 06/15/2020	280,718

		1,071,046

Mortgage-Backed Securities — 81.00%
	Federal Home Loan Mortgage Corp
26,659	9.00%, 12/01/2014	29,653
30,559	9.50%, 06/01/2020	36,223
17,673	11.00%, 06/01/2020	20,995
57,657	11.00%, 07/01/2020	68,953
93,017	11.00%, 08/01/2020	111,241
2,014	9.50%, 09/01/2020	2,020
460,547	5.50%, 04/01/2022	498,522
1,198,343	4.50%, 03/01/2024	1,273,149
4,486,818	4.50%, 04/01/2024	4,766,906
2,528,171	4.50%, 05/01/2024	2,685,991
1,851,253	4.50%, 12/01/2024	1,966,817

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 30,966	9.50%, 04/01/2025	$37,062
1,662,095	4.00%, 03/01/2026	1,751,307
341,020	7.50%, 03/01/2032	398,893
257,435	7.00%, 09/01/2032	299,293
1,171,278	5.50%, 05/01/2033	1,276,217
780,037	5.50%, 06/01/2033	849,923
1,056,999	5.50%, 08/01/2033	1,151,700
1,464,310	5.50%, 08/01/2033	1,595,503
459,979	5.50%, 01/01/2034	501,190
1,354,604	5.50%, 10/01/2034	1,475,121
1,638,067	5.00%, 08/01/2035	1,764,778
892,826	5.00%, 09/01/2035	968,447
2,486,448	5.00%, 09/01/2035	2,678,785
1,523,796	5.00%, 09/01/2035	1,641,668
646,633	5.50%, 09/01/2035	704,365
3,970,277	5.00%, 12/01/2035	4,277,394
2,372,086	6.00%, 01/01/2036	2,617,227
2,014,930	6.00%, 03/01/2036	2,223,160
1,025,328	6.00%, 07/01/2036	1,145,067
1,780,939	6.00%, 11/01/2036	1,959,979
780,666	6.00%, 08/01/2037	859,005
443,235	5.50%, 05/01/2038	480,314
310,539	6.00%, 05/01/2038	341,370
1,525,414	5.00%, 06/01/2038	1,637,929
1,969,620	6.00%, 06/01/2038	2,161,781
1,598,373	4.50%, 03/01/2039	1,692,993
4,525,867	4.50%, 04/01/2039	4,793,788
2,545,539	4.00%, 08/01/2039	2,669,369
1,474,863	4.50%, 09/01/2039	1,562,172
1,134,107	4.50%, 11/01/2039	1,201,244
887,559	4.50%, 02/01/2040	940,239
2,041,624	4.50%, 04/01/2040	2,162,803
2,967,839	4.50%, 06/01/2040	3,164,860
	Federal National Mortgage Association
41,478	6.50%, 07/01/2014	44,086
387,469	6.50%, 02/01/2017	425,068
141,612	6.50%, 02/01/2017	155,132
423,555	6.00%, 03/01/2017	459,506
102,286	5.50%, 01/01/2018	110,374
565,310	5.50%, 04/01/2018	617,383
844,525	5.50%, 04/01/2018	911,917
683,001	5.00%, 05/01/2018	744,093
792,890	5.00%, 05/01/2018	863,814
351,859	5.00%, 05/01/2018	381,084
165,629	5.00%, 06/01/2018	177,578
2,070,647	5.00%, 08/01/2018	2,220,780
394,851	5.00%, 08/01/2018	427,066
2,710	9.50%, 03/01/2020	3,200
101,001	9.50%, 09/01/2020	117,550
22,952	8.50%, 08/01/2021	23,218
783,483	5.00%, 06/01/2023	842,810
16,747	8.50%, 08/01/2024	19,560
2,830,720	4.00%, 07/01/2025	2,989,338
2,143,062	4.00%, 09/01/2025	2,263,147
1,815,796	4.00%, 12/01/2025	1,917,543
3,163,009	3.50%, 01/01/2026	3,307,730
1,904,596	3.50%, 03/01/2026	1,991,739
97,094	8.50%, 11/01/2026	113,237
1,575,064	4.50%, 02/01/2030	1,676,541
163,675	7.00%, 02/01/2031	188,423

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 239,869	7.00%, 09/01/2031	$276,274
687,876	6.50%, 12/01/2031	779,313
205,830	7.00%, 12/01/2031	237,759
124,332	7.00%, 12/01/2031	143,249
1,645,588	6.50%, 01/01/2032	1,865,382
171,600	6.50%, 01/01/2032	194,432
199,490	7.00%, 01/01/2032	229,715
363,607	6.50%, 02/01/2032	411,733
402,253	6.50%, 02/01/2032	455,436
581,957	6.00%, 02/01/2033	637,014
888,237	6.00%, 03/01/2033	1,001,386
344,174	5.50%, 07/01/2033	376,193
1,369,000	5.50%, 07/01/2033	1,496,360
603,538	5.50%, 07/01/2033	659,685
541,841	5.00%, 09/01/2033	585,600
3,117,877	5.00%, 09/01/2033	3,369,678
1,466,172	5.00%, 09/01/2033	1,584,580
989,255	5.50%, 09/01/2033	1,081,287
534,095	5.00%, 11/01/2033	577,229
1,454,524	5.50%, 11/01/2033	1,602,011
631,278	5.50%, 12/01/2033	690,007
901,259	5.50%, 03/01/2034	984,541
282,372	5.50%, 04/01/2034	308,465
1,713,710	5.50%, 10/01/2034	1,872,068
608,857	5.50%, 10/01/2034	665,119
1,298,426	5.50%, 12/01/2034	1,418,409
1,313,607	5.50%, 01/01/2035	1,446,075
908,006	5.50%, 02/01/2035	991,912
1,249,675	5.50%, 02/01/2035	1,365,153
568,698	5.50%, 02/01/2035	621,604
995,317	5.50%, 02/01/2035	1,087,290
1,223,924	5.50%, 05/01/2035	1,336,257
265,431	5.00%, 08/01/2035	286,577
1,330,925	5.00%, 09/01/2035	1,438,411
1,622,486	5.00%, 10/01/2035	1,751,744
1,292,614	5.50%, 10/01/2035	1,412,060
684,280	5.50%, 11/01/2035	747,084
2,192,794	6.00%, 12/01/2035	2,420,434
1,751,685	5.50%, 01/01/2036	1,912,457
1,752,360	6.00%, 01/01/2036	1,934,277
725,198	6.00%, 02/01/2036	798,669
475,477	5.50%, 03/01/2036	519,116
678,992	6.00%, 03/01/2036	749,480
1,782,110	5.50%, 04/01/2036	1,945,674
2,060,273	5.50%, 04/01/2036	2,249,367
1,940,912	5.50%, 05/01/2036	2,119,051
1,795,098	5.50%, 06/01/2036	1,956,208
556,014	6.00%, 12/01/2036	612,346
1,159,108	5.50%, 01/01/2037	1,265,493
1,042,757	6.00%, 05/01/2037	1,146,120
1,182,932	5.00%, 07/01/2037	1,278,466
1,990,384	5.50%, 03/01/2038	2,163,112
2,305,120	4.50%, 02/01/2039	2,450,030
4,811,109	4.50%, 02/01/2039	5,113,557
2,064,429	4.50%, 02/01/2039	2,208,401
3,792,554	4.00%, 03/01/2039	3,987,278
1,636,310	4.50%, 03/01/2039	1,738,153
2,853,975	4.50%, 03/01/2039	3,031,605
3,748,356	4.50%, 03/01/2039	3,981,652
3,491,458	4.50%, 04/01/2039	3,734,950

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

Mortgage-Backed Securities — (continued)
$ 2,728,532	4.50%, 04/01/2039	$2,898,354
3,281,272	4.50%, 04/01/2039	3,487,548
2,277,521	5.00%, 04/01/2039	2,467,504
3,132,483	4.50%, 05/01/2039	3,350,941
3,022,466	4.50%, 05/01/2039	3,256,865
1,100,932	5.00%, 05/01/2039	1,192,768
1,683,726	4.50%, 06/01/2039	1,807,725
3,120,849	4.50%, 06/01/2039	3,338,496
9,167,445	4.50%, 08/01/2039	9,738,022
1,243,811	5.50%, 08/01/2039	1,352,528
4,078,242	4.50%, 11/01/2039	4,332,070
3,869,535	5.00%, 11/01/2039	4,209,248
1,705,979	5.00%, 12/01/2039	1,855,750
1,272,246	4.50%, 03/01/2040	1,351,430
992,761	4.50%, 03/01/2040	1,054,550
709,055	4.50%, 09/01/2040	756,067
1,924,122	4.50%, 11/01/2040	2,043,879
1,959,669	5.00%, 01/01/2041	2,124,363
967,987	5.68%, 11/25/2043	1,076,281
	Government National Mortgage Association
6,754	7.50%, 10/15/2013	6,913
10,447	9.00%, 07/15/2018	10,546
4,613	9.50%, 05/20/2022	5,457
10,449	8.00%, 11/20/2023	12,221
9,468	7.50%, 10/20/2028	11,051
6,824	7.50%, 12/20/2028	7,965
3,284,632	5.00%, 06/15/2033	3,628,208
972,833	5.00%, 10/20/2033	1,076,034
1,694,795	6.00%, 12/20/2033	1,898,946
891,460	5.00%, 02/20/2034	986,028
873,968	5.50%, 11/20/2034	974,022
464,470	5.50%, 02/20/2035	517,644
649,139	5.50%, 04/20/2035	723,454
855,893	5.00%, 12/20/2035	945,886
12,833,033	5.00%, 01/15/2039	14,108,212
523,773	5.50%, 05/20/2039	580,462
3,153,747	4.50%, 08/15/2039	3,438,655
12,003,344	4.00%, 05/20/2040	12,861,233
3,000,000	4.00%, 11/15/2040	3,213,944
4,918,640	4.00%, 01/15/2041	5,269,411
4,904,526	4.00%, 03/20/2041	5,255,057
1,817,133	4.00%, 05/20/2041	1,947,005
2,995,300	4.00%, 08/15/2041	3,208,909
943,449	Sequoia Mortgage Trust(c)
	4.13%, 02/25/2041	938,379
	Vendee Mortgage Trust
1,193,399	5.68%, 09/15/2023	1,337,726
2,513,769	6.75%, 09/15/2026	2,929,326
2,372,178	5.75%, 03/15/2030	2,483,867
1,163,622	6.00%, 10/15/2031	1,321,075
4,120,427	5.25%, 01/15/2032	4,553,762

		298,686,108

Technology — 0.07%
250,000	Fiserv Inc
	3.13%, 10/01/2015	254,486

Principal Amount		Value

U.S. Government Agency Obligations — 0.42%
$ 1,300,000	Federal Home Loan Bank
	5.00%, 11/17/2017	$1,565,249

U.S. Treasury Bonds and Notes — 6.52%
2,000,000	2.38%, 10/31/2014	2,117,032
2,500,000	1.25%, 09/30/2015	2,555,470
1,000,000	4.88%, 08/15/2016	1,188,906
1,000,000	1.00%, 08/31/2016(e)	1,002,500
1,000,000	2.50%, 06/30/2017	1,075,000
750,000	1.88%, 08/31/2017	779,062
500,000	3.50%, 02/15/2018	567,930
2,000,000	2.25%, 07/31/2018	2,110,624
1,000,000	2.75%, 02/15/2019	1,087,188
500,000	3.38%, 11/15/2019	567,031
1,000,000	2.63%, 08/15/2020	1,071,016
1,100,000	2.63%, 11/15/2020	1,176,312
4,000,000	2.13%, 08/15/2021	4,070,640
1,000,000	6.38%, 08/15/2027	1,504,062
400,000	5.38%, 02/15/2031	562,688
2,000,000	4.50%, 02/15/2036	2,589,688

		24,025,149

Utilities — 0.24%
356,000	Pnpp II Funding Corp
	8.83%, 05/30/2016	419,726
425,000	Westar Energy Inc
	6.00%, 07/01/2014	469,259

		888,985

TOTAL BONDS AND NOTES — 99.32% (Cost $348,120,041)		$366,236,251

SHORT TERM INVESTMENTS
Repurchase Agreements
3,990,000	Undividend interest of 34.94% in a repurchase agreement (principal amount/value $11,420,000 with a maturity value of $11,420,038) with Credit Suisse, 0.04%, dated 9/30/11, to be repurchased at $3,990,013 on 10/3/11, collateralized by U.S. Treasury, 6.27%, 9/30/16, with a value of $11,651,405.	3,990,000

TOTAL SHORT TERM INVESTMENTS — 1.08% (Cost $3,990,000)		$3,990,000

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Principal Amount		Value

SECURITIES LENDING COLLATERAL
$ 23,951	Undivided interest of 0.07% in a repurchase agreement (principal amount/value $34,986,380 with a maturity value of $34,986,526) with Barclays Capital Inc, 0.05%, dated 9/30/11, to be repurchased at $23,951 on 10/3/11, collateralized by U.S. Treasury, 0.00% - 6.38%, 6/15/14 - 11/15/40, with a value of $35,686,108.	$23,951

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 999,799	Undivided interest of 2.31% in a repurchase agreement (principal amount/value $43,261,739 with a maturity value of $43,262,100) with Merrill Lynch, Pierce, Fenner & Smith, 0.10%, dated 9/30/11, to be repurchased at $999,799 on 10/3/11, collateralized by various U.S. Government or agency securities, 3.00% - 7.00%, 8/1/19 - 11/1/47, with a value of $44,126,975.	$999,799

TOTAL SECURITIES LENDING COLLATERAL — 0.28% (Cost $1,023,750)		$1,023,750

TOTAL INVESTMENTS — 100.68% (Cost $353,133,791)		$371,250,001

OTHER ASSETS & LIABILITIES — (0.68)%		$(2,522,905)

TOTAL NET ASSETS — 100.00%		$368,727,096

(a)

Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2011. Maturity date disclosed represents final maturity date.

(b)	Restricted security; at September 30, 2011, the aggregate cost and market value of the securities was $7,854,719 and $7,614,591, respectively, representing 2.07% of net assets.
(c)	Interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2011.
(d)	Illiquid security; at September 30, 2011, the aggregate cost and market value of illiquid securities was $1,171,609 and $1,341,412, respectively, representing 0.37% of net assets.
(e)	A portion or all of the security is on loan at September 30, 2011.

Security classes presented herein are not necessarily the same as those used for determining the Portfolio’s compliance with its investment objectives and restrictions, as the Portfolio uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes.

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Summary of Investments by Country as of September 30, 2011.

Country	Value	Percentage of Portfolio Investments

Bermuda	$646,007	0.18%
Canada	936,717	0.25
Cayman Islands	526,579	0.14
United Kingdom	264,592	0.07
United States	368,876,106	99.36

Total	$371,250,001	100.00%

See notes to schedule of investments.
September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim U.S. Government Mortgage Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are a series of the Fund.

The Board of Directors has approved a new share class for the Portfolio, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued on the basis of quotations from brokers or dealers or pricing services, and will continue to be priced until final maturity.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:
Corporate Bonds and Notes; Government and Government Agency Obligations (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Mortgage-Backed and Asset-Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Short Term Investments	Amortized cost.

Securities Lending Collateral	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, 100% of the Portfolio’s investments are valued using Level 2 inputs. At no point during the period did the Portfolio hold securities valued with Level 3 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment adviser has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Financing Transactions

To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio’s current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio’s right to repurchase the security may be restricted. At September 30, 2011, there were no mortgage dollar rolls held.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2011, the U.S. Federal income tax cost basis was $353,133,791. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $19,120,249 and gross depreciation of securities in which there was an excess of tax cost over value of $1,004,039 resulting in net appreciation of $18,116,210.

3. SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. As of September 30, 2011 the Portfolio had a security on loan valued at $1,003,085 and received collateral of $1,023,750 for such loan which was invested in a repurchase agreement collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the security loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO I

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
956,232	American Century Inflation Adjusted Bond A	$12,239,775
1,075,560	Maxim Bond Index Portfolio Initial Class(a)	14,874,990
1,385,111	Maxim Federated Bond Portfolio Initial Class(a)	14,889,946
489,845	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	3,668,939
273,096	Maxim Short Duration Bond Portfolio Initial Class(a)	2,812,887
389,672	Maxim Templeton Global Bond Portfolio Initial Class(a)	3,561,598
384,077	Metropolitan West High Yield Bond Fund	3,683,300
568,654	Oppenheimer International Bond Fund A	3,576,832

TOTAL BOND MUTUAL FUNDS — 57.45%
(Cost $59,309,863)		$59,308,267

EQUITY MUTUAL FUNDS
20,621	Allianz NFJ Small Cap Value Fund A	531,807
30,850	Goldman Sachs Mid Cap Value Fund A	934,151
17,887	Harbor International Fund Inv	886,151
27,867	Invesco Developing Markets Fund	773,871
117,588	Invesco Global Real Estate Fund	1,039,475
29,815	Invesco International Growth Fund I	728,084
29,332	Invesco Van Kampen Small Cap Growth Fund A	278,657
47,237	Janus Perkins Mid Cap Value Fund S	938,600
205,842	Maxim American Century Growth Portfolio Initial Class(a)	1,838,172
208,686	Maxim Index 600 Portfolio Initial Class(a)	1,629,835
393,668	Maxim International Index Portfolio Initial Class(a)	3,232,011
85,904	Maxim Invesco ADR Portfolio Initial Class(a)	893,402
162,412	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	1,486,070
30,913	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	531,081

Shares		Value

Equity Mutual Funds — (continued)
77,680	Maxim MFS International Growth Portfolio Initial Class(a)	727,860
216,063	Maxim Putnam Equity Income Portfolio Initial Class(a)	1,860,302
654,826	Maxim S&P 500® Index Portfolio Initial Class(a)	6,744,712
333,613	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	2,852,394
118,559	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,522,299
30,831	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	498,227
303,122	Nuveen Real Estate Securities Fund	5,068,197
26,708	Oppenheimer Developing Markets Fund A	767,589
39,594	Sentinel Small Company Fund A	281,116
54,369	Third Avenue Real Estate Value Fund/US	1,041,169
29,125	Wells Fargo Advantage Common Stock Fund A	499,488

TOTAL EQUITY MUTUAL FUNDS — 36.41%
(Cost $42,597,950)		$37,584,720

MONEY MARKET FUND
1,769,424	Maxim Money Market Portfolio Initial Class(a)	1,769,424

TOTAL MONEY MARKET FUNDS — 1.71%
(Cost $1,769,425)		$1,769,424

Interest

FIXED INTEREST CONTRACT
4,520,793(b)	Great-West Life & Annuity Contract(a)	4,594,482

TOTAL FIXED INTEREST CONTRACT — 4.45%
(Cost $4,537,190)		$4,594,482

TOTAL INVESTMENTS — 100.02%
(Cost $108,214,428)		$103,256,893

OTHER ASSETS & LIABILITIES — (0.02)%		$(16,779)

TOTAL NET ASSETS — 100.00%		$103,240,114

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO II

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
2,475,011	American Century Inflation Adjusted Bond A	$31,680,142
2,769,573	Maxim Bond Index Portfolio Initial Class(a)	38,303,202
3,565,257	Maxim Federated Bond Portfolio Initial Class(a)	38,326,512
1,275,396	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	9,552,717
705,566	Maxim Short Duration Bond Portfolio Initial Class(a)	7,267,331
1,015,776	Maxim Templeton Global Bond Portfolio Initial Class(a)	9,284,188
1,001,272	Metropolitan West High Yield Bond Fund	9,602,202
1,476,448	Oppenheimer International Bond Fund A	9,286,855

TOTAL BOND MUTUAL FUNDS — 47.40%
(Cost $153,085,585)		$153,303,149

EQUITY MUTUAL FUNDS
89,196	Allianz NFJ Small Cap Value Fund A	2,300,378
133,493	Goldman Sachs Mid Cap Value Fund A	4,042,180
77,021	Harbor International Fund Inv	3,815,607
120,996	Invesco Developing Markets Fund	3,360,053
371,145	Invesco Global Real Estate Fund	3,280,924
128,485	Invesco International Growth Fund I	3,137,597
130,281	Invesco Van Kampen Small Cap Growth Fund A	1,237,667
204,146	Janus Perkins Mid Cap Value Fund S	4,056,390
889,443	Maxim American Century Growth Portfolio Initial Class(a)	7,942,722
896,993	Maxim Index 600 Portfolio Initial Class(a)	7,005,518
1,696,656	Maxim International Index Portfolio Initial Class(a)	13,929,545
367,197	Maxim Invesco ADR Portfolio Initial Class(a)	3,818,854
704,744	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	6,448,403
133,513	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	2,293,756

Shares		Value

Equity Mutual Funds — (continued)
335,411	Maxim MFS International Growth Portfolio Initial Class(a)	3,142,802
927,962	Maxim Putnam Equity Income Portfolio Initial Class(a)	7,989,751
2,815,772	Maxim S&P 500® Index Portfolio Initial Class(a)	29,002,454
1,444,378	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	12,349,434
507,442	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	6,515,551
133,637	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	2,159,574
959,308	Nuveen Real Estate Securities Fund	16,039,634
115,721	Oppenheimer Developing Markets Fund A	3,325,818
175,362	Sentinel Small Company Fund A	1,245,073
171,290	Third Avenue Real Estate Value Fund/US	3,280,201
126,063	Wells Fargo Advantage Common Stock Fund A	2,161,976

TOTAL EQUITY MUTUAL FUNDS — 47.57%
(Cost $174,159,399)		$153,881,862

MONEY MARKET FUND
4,523,789	Maxim Money Market Portfolio Initial Class(a)	4,523,789

TOTAL MONEY MARKET FUNDS — 1.40%
(Cost $4,523,789)		$4,523,789

Interest

FIXED INTEREST CONTRACT
11,619,312(b)	Great-West Life & Annuity Contract(a)	11,808,707

TOTAL FIXED INTEREST CONTRACT — 3.65%
(Cost $11,659,575)		$11,808,707

TOTAL INVESTMENTS — 100.02%
(Cost $343,428,348)		$323,517,507

OTHER ASSETS & LIABILITIES — (0.02)%		$(56,006)

TOTAL NET ASSETS — 100.00%		$323,461,501

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2015 PORTFOLIO III

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
32,546	American Century Inflation Adjusted Bond A	$416,591
36,668	Maxim Bond Index Portfolio Initial Class(a)	507,113
47,221	Maxim Federated Bond Portfolio Initial Class(a)	507,628
16,761	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	125,541
9,315	Maxim Short Duration Bond Portfolio Initial Class(a)	95,942
13,393	Maxim Templeton Global Bond Portfolio Initial Class(a)	122,412
13,143	Metropolitan West High Yield Bond Fund	126,046
19,478	Oppenheimer International Bond Fund A	122,516

TOTAL BOND MUTUAL FUNDS — 36.89%
(Cost $2,032,143)		$2,023,789

EQUITY MUTUAL FUNDS
1,921	Allianz NFJ Small Cap Value Fund A	49,544
2,898	Goldman Sachs Mid Cap Value Fund A	87,748
1,688	Harbor International Fund Inv	83,626
2,628	Invesco Developing Markets Fund	72,970
6,339	Invesco Global Real Estate Fund	56,036
2,791	Invesco International Growth Fund I	68,149
2,793	Invesco Van Kampen Small Cap Growth Fund A	26,538
4,428	Janus Perkins Mid Cap Value Fund S	87,987
19,295	Maxim American Century Growth Portfolio Initial Class(a)	172,303
19,654	Maxim Index 600 Portfolio Initial Class(a)	153,497
37,045	Maxim International Index Portfolio Initial Class(a)	304,140
8,039	Maxim Invesco ADR Portfolio Initial Class(a)	83,607
15,226	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	139,314
2,891	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	49,671

Shares		Value

Equity Mutual Funds — (continued)
7,280	Maxim MFS International Growth Portfolio Initial Class(a)	68,216
20,300	Maxim Putnam Equity Income Portfolio Initial Class(a)	174,783
61,457	Maxim S&P 500® Index Portfolio Initial Class(a)	633,009
31,464	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	269,021
11,155	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	143,230
2,911	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	47,035
16,356	Nuveen Real Estate Securities Fund	273,471
2,525	Oppenheimer Developing Markets Fund A	72,579
3,763	Sentinel Small Company Fund A	26,714
2,913	Third Avenue Real Estate Value Fund/US	55,783
2,756	Wells Fargo Advantage Common Stock Fund A	47,274

TOTAL EQUITY MUTUAL FUNDS — 59.18%
(Cost $3,741,786)		$3,246,245

MONEY MARKET FUND
59,997	Maxim Money Market Portfolio Initial Class(a)	59,997

TOTAL MONEY MARKET FUNDS — 1.09%
(Cost $59,997)		$59,997

Interest

FIXED INTEREST CONTRACT
154,218(b)	Great-West Life & Annuity Contract(a)	156,732

TOTAL FIXED INTEREST CONTRACT — 2.86%
(Cost $154,715)		$156,732

TOTAL INVESTMENTS — 100.02%
(Cost $5,988,641)		$5,486,763

OTHER ASSETS & LIABILITIES — (0.02)%		$(985)

TOTAL NET ASSETS — 100.00%		$5,485,778

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO I

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
522,295	American Century Inflation Adjusted Bond A	$6,685,384
1,130,773	Maxim Bond Index Portfolio Initial Class(a)	15,638,586
1,455,824	Maxim Federated Bond Portfolio Initial Class(a)	15,650,107
515,426	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	3,860,538
148,613	Maxim Short Duration Bond Portfolio Initial Class(a)	1,530,713
458,974	Maxim Templeton Global Bond Portfolio Initial Class(a)	4,195,019
404,378	Metropolitan West High Yield Bond Fund	3,877,986
668,762	Oppenheimer International Bond Fund A	4,206,516

TOTAL BOND MUTUAL FUNDS — 45.17%
(Cost $55,917,796)		$55,644,849

EQUITY MUTUAL FUNDS
42,118	Allianz NFJ Small Cap Value Fund A	1,086,221
52,813	Goldman Sachs Mid Cap Value Fund A	1,599,188
36,084	Harbor International Fund Inv	1,787,603
64,999	Invesco Developing Markets Fund	1,805,012
152,896	Invesco Global Real Estate Fund	1,351,602
60,326	Invesco International Growth Fund I	1,473,172
62,049	Invesco Van Kampen Small Cap Growth Fund A	589,466
80,624	Janus Perkins Mid Cap Value Fund S	1,602,003
350,591	Maxim American Century Growth Portfolio Initial Class(a)	3,130,774
431,749	Maxim Index 600 Portfolio Initial Class(a)	3,371,961
797,260	Maxim International Index Portfolio Initial Class(a)	6,545,501
172,498	Maxim Invesco ADR Portfolio Initial Class(a)	1,793,978
276,811	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	2,532,818
63,441	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	1,089,921

Shares		Value

Equity Mutual Funds — (continued)
157,434	Maxim MFS International Growth Portfolio Initial Class(a)	1,475,152
369,317	Maxim Putnam Equity Income Portfolio Initial Class(a)	3,179,817
1,117,897	Maxim S&P 500® Index Portfolio Initial Class(a)	11,514,340
571,164	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	4,883,455
202,882	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	2,605,011
52,778	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	852,886
313,719	Nuveen Real Estate Securities Fund	5,245,382
62,435	Oppenheimer Developing Markets Fund A	1,794,379
83,771	Sentinel Small Company Fund A	594,775
70,753	Third Avenue Real Estate Value Fund/US	1,354,915
49,977	Wells Fargo Advantage Common Stock Fund A	857,112

TOTAL EQUITY MUTUAL FUNDS — 52.04%
(Cost $72,542,696)		$64,116,444

MONEY MARKET FUND
956,139	Maxim Money Market Portfolio Initial Class(a)	956,139

TOTAL MONEY MARKET FUNDS — 0.78%
(Cost $956,139)		$956,139

Interest

FIXED INTEREST CONTRACT
2,464,460(b)	Great-West Life & Annuity Contract(a)	2,504,632

TOTAL FIXED INTEREST CONTRACT — 2.03%
(Cost $2,470,973)		$2,504,632

TOTAL INVESTMENTS — 100.02%
(Cost $131,887,604)		$123,222,064

OTHER ASSETS & LIABILITIES — (0.02)%		$(19,578)

TOTAL NET ASSETS — 100.00%		$123,202,486

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO II

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,224,049	American Century Inflation Adjusted Bond A	$15,667,828
2,652,650	Maxim Bond Index Portfolio Initial Class(a)	36,686,150
3,418,519	Maxim Federated Bond Portfolio Initial Class(a)	36,749,082
1,204,636	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	9,022,722
347,020	Maxim Short Duration Bond Portfolio Initial Class(a)	3,574,311
1,073,833	Maxim Templeton Global Bond Portfolio Initial Class(a)	9,814,837
944,845	Metropolitan West High Yield Bond Fund	9,061,058
1,564,360	Oppenheimer International Bond Fund A	9,839,823

TOTAL BOND MUTUAL FUNDS — 31.30%
(Cost $131,056,213)		$130,415,811

EQUITY MUTUAL FUNDS
189,895	Allianz NFJ Small Cap Value Fund A	4,897,381
236,208	Goldman Sachs Mid Cap Value Fund A	7,152,372
160,934	Harbor International Fund Inv	7,972,670
293,268	Invesco Developing Markets Fund	8,144,052
521,292	Invesco Global Real Estate Fund	4,608,220
267,017	Invesco International Growth Fund I	6,520,555
275,726	Invesco Van Kampen Small Cap Growth Fund A	2,619,394
361,077	Janus Perkins Mid Cap Value Fund S	7,174,595
1,572,477	Maxim American Century Growth Portfolio Initial Class(a)	14,042,222
1,924,921	Maxim Index 600 Portfolio Initial Class(a)	15,033,635
3,550,395	Maxim International Index Portfolio Initial Class(a)	29,148,740
767,087	Maxim Invesco ADR Portfolio Initial Class(a)	7,977,703
1,248,756	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	11,426,118
285,002	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	4,896,344

Shares		Value

Equity Mutual Funds — (continued)
698,093	Maxim MFS International Growth Portfolio Initial Class(a)	6,541,134
1,644,875	Maxim Putnam Equity Income Portfolio Initial Class(a)	14,162,371
4,990,339	Maxim S&P 500® Index Portfolio Initial Class(a)	51,400,492
2,561,084	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	21,897,268
904,569	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	11,614,670
237,932	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	3,844,982
1,072,140	Nuveen Real Estate Securities Fund	17,926,190
281,213	Oppenheimer Developing Markets Fund A	8,082,069
371,265	Sentinel Small Company Fund A	2,635,982
240,454	Third Avenue Real Estate Value Fund/US	4,604,700
224,850	Wells Fargo Advantage Common Stock Fund A	3,856,175

TOTAL EQUITY MUTUAL FUNDS — 66.77%
(Cost $316,053,108)		$278,180,034

MONEY MARKET FUND
2,265,851	Maxim Money Market Portfolio Initial Class(a)	2,265,851

TOTAL MONEY MARKET FUNDS — 0.54%
(Cost $2,265,851)		$2,265,851

Interest

FIXED INTEREST CONTRACT
5,767,024(b)	Great-West Life & Annuity Contract(a)	5,861,026

TOTAL FIXED INTEREST CONTRACT — 1.41%
(Cost $5,789,796)		$5,861,026

TOTAL INVESTMENTS — 100.02%
(Cost $455,164,968)		$416,722,722

OTHER ASSETS & LIABILITIES — (0.02)%		$(72,086)

TOTAL NET ASSETS — 100.00%		$416,650,636

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2025 PORTFOLIO III

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
12,959	American Century Inflation Adjusted Bond A	$165,870
28,156	Maxim Bond Index Portfolio Initial Class(a)	389,400
36,260	Maxim Federated Bond Portfolio Initial Class(a)	389,799
12,660	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	94,824
3,710	Maxim Short Duration Bond Portfolio Initial Class(a)	38,214
11,270	Maxim Templeton Global Bond Portfolio Initial Class(a)	103,009
9,913	Metropolitan West High Yield Bond Fund	95,063
16,448	Oppenheimer International Bond Fund A	103,461

TOTAL BOND MUTUAL FUNDS — 19.10%
(Cost $1,391,036)		$1,379,640

EQUITY MUTUAL FUNDS
3,975	Allianz NFJ Small Cap Value Fund A	102,523
4,973	Goldman Sachs Mid Cap Value Fund A	150,581
3,410	Harbor International Fund Inv	168,956
6,143	Invesco Developing Markets Fund	170,590
9,021	Invesco Global Real Estate Fund	79,750
5,683	Invesco International Growth Fund I	138,793
5,818	Invesco Van Kampen Small Cap Growth Fund A	55,267
7,600	Janus Perkins Mid Cap Value Fund S	151,013
32,945	Maxim American Century Growth Portfolio Initial Class(a)	294,203
40,644	Maxim Index 600 Portfolio Initial Class(a)	317,430
75,203	Maxim International Index Portfolio Initial Class(a)	617,416
16,277	Maxim Invesco ADR Portfolio Initial Class(a)	169,277
26,091	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	238,731
5,982	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	102,768

Shares		Value

Equity Mutual Funds — (continued)
14,860	Maxim MFS International Growth Portfolio Initial Class(a)	139,237
34,682	Maxim Putnam Equity Income Portfolio Initial Class(a)	298,612
105,038	Maxim S&P 500® Index Portfolio Initial Class(a)	1,081,893
53,768	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	459,719
19,133	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	245,667
4,994	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	80,702
18,503	Nuveen Real Estate Securities Fund	309,364
5,902	Oppenheimer Developing Markets Fund A	169,613
7,851	Sentinel Small Company Fund A	55,740
4,168	Third Avenue Real Estate Value Fund/US	79,813
4,726	Wells Fargo Advantage Common Stock Fund A	81,046

TOTAL EQUITY MUTUAL FUNDS — 79.72%
(Cost $6,793,395)		$5,758,704

MONEY MARKET FUND
24,090	Maxim Money Market Portfolio Initial Class(a)	24,090

TOTAL MONEY MARKET FUNDS — 0.33%
(Cost $24,090)		$24,090

Interest

FIXED INTEREST CONTRACT
61,522(b)	Great-West Life & Annuity Contract(a)	62,525

TOTAL FIXED INTEREST CONTRACT — 0.87%
(Cost $61,954)		$62,525

TOTAL INVESTMENTS — 100.02%
(Cost $8,270,475)		$7,224,959

OTHER ASSETS & LIABILITIES — (0.02)%		$(1,249)

TOTAL NET ASSETS — 100.00%		$7,223,710

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO I

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
83,902	American Century Inflation Adjusted Bond A	$1,073,943
521,313	Maxim Bond Index Portfolio Initial Class(a)	7,209,757
671,133	Maxim Federated Bond Portfolio Initial Class(a)	7,214,681
234,442	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	1,755,971
24,251	Maxim Short Duration Bond Portfolio Initial Class(a)	249,784
227,230	Maxim Templeton Global Bond Portfolio Initial Class(a)	2,076,886
183,664	Metropolitan West High Yield Bond Fund	1,761,343
331,533	Oppenheimer International Bond Fund A	2,085,341

TOTAL BOND MUTUAL FUNDS — 26.25%
(Cost $23,708,289)		$23,427,706

EQUITY MUTUAL FUNDS
49,273	Allianz NFJ Small Cap Value Fund A	1,270,742
51,929	Goldman Sachs Mid Cap Value Fund A	1,572,405
41,506	Harbor International Fund Inv	2,056,201
86,271	Invesco Developing Markets Fund	2,395,733
118,166	Invesco Global Real Estate Fund	1,044,583
69,272	Invesco International Growth Fund I	1,691,631
71,609	Invesco Van Kampen Small Cap Growth Fund A	680,284
79,374	Janus Perkins Mid Cap Value Fund S	1,577,154
345,715	Maxim American Century Growth Portfolio Initial Class(a)	3,087,239
502,789	Maxim Index 600 Portfolio Initial Class(a)	3,926,783
917,625	Maxim International Index Portfolio Initial Class(a)	7,533,703
198,812	Maxim Invesco ADR Portfolio Initial Class(a)	2,067,650
273,324	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	2,500,915
74,017	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	1,271,618

Shares		Value

Equity Mutual Funds — (continued)
180,822	Maxim MFS International Growth Portfolio Initial Class(a)	1,694,304
363,175	Maxim Putnam Equity Income Portfolio Initial Class(a)	3,126,935
1,104,965	Maxim S&P 500® Index Portfolio Initial Class(a)	11,381,137
562,246	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	4,807,204
199,624	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	2,563,175
51,825	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	837,498
194,496	Nuveen Real Estate Securities Fund	3,251,967
82,783	Oppenheimer Developing Markets Fund A	2,379,186
96,685	Sentinel Small Company Fund A	686,462
54,721	Third Avenue Real Estate Value Fund/US	1,047,907
48,972	Wells Fargo Advantage Common Stock Fund A	839,875

TOTAL EQUITY MUTUAL FUNDS — 73.14%
(Cost $74,034,612)		$65,292,291

MONEY MARKET FUND
158,006	Maxim Money Market Portfolio Initial Class(a)	158,006

TOTAL MONEY MARKET FUNDS — 0.18%
(Cost $158,006)		$158,006

Interest
FIXED INTEREST CONTRACT
393,516(b)	Great-West Life & Annuity Contract(a)	399,930

TOTAL FIXED INTEREST CONTRACT — 0.45%
(Cost $394,656)		$399,930

TOTAL INVESTMENTS — 100.02%
(Cost $98,295,563)		$89,277,933

OTHER ASSETS & LIABILITIES — (0.02)%		$(14,408)

TOTAL NET ASSETS — 100.00%		$89,263,525

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO II

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
139,824	American Century Inflation Adjusted Bond A	$1,789,745
865,487	Maxim Bond Index Portfolio Initial Class(a)	11,969,683
1,114,604	Maxim Federated Bond Portfolio Initial Class(a)	11,981,996
392,061	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	2,936,535
38,889	Maxim Short Duration Bond Portfolio Initial Class(a)	400,562
380,865	Maxim Templeton Global Bond Portfolio Initial Class(a)	3,481,108
307,589	Metropolitan West High Yield Bond Fund	2,949,777
554,588	Oppenheimer International Bond Fund A	3,488,357

TOTAL BOND MUTUAL FUNDS — 14.09% (Cost $39,472,975)		$38,997,763

EQUITY MUTUAL FUNDS
181,146	Allianz NFJ Small Cap Value Fund A	4,671,750
191,072	Goldman Sachs Mid Cap Value Fund A	5,785,659
151,993	Harbor International Fund Inv	7,529,716
319,878	Invesco Developing Markets Fund	8,883,020
369,495	Invesco Global Real Estate Fund	3,266,333
253,008	Invesco International Growth Fund I	6,178,464
264,540	Invesco Van Kampen Small Cap Growth Fund A	2,513,132
292,089	Janus Perkins Mid Cap Value Fund S	5,803,808
1,276,537	Maxim American Century Growth Portfolio Initial Class(a)	11,399,474
1,846,232	Maxim Index 600 Portfolio Initial Class(a)	14,419,072
3,350,547	Maxim International Index Portfolio Initial Class(a)	27,507,987
725,354	Maxim Invesco ADR Portfolio Initial Class(a)	7,543,686
1,013,138	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	9,270,217
271,557	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	4,665,358

Shares		Value

Equity Mutual Funds — (continued)
660,927	Maxim MFS International Growth Portfolio Initial Class(a)	6,192,890
1,333,550	Maxim Putnam Equity Income Portfolio Initial Class(a)	11,481,861
4,038,244	Maxim S&P 500® Index Portfolio Initial Class(a)	41,593,910
2,077,666	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	17,764,045
731,701	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	9,395,037
192,748	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	3,114,811
610,452	Nuveen Real Estate Securities Fund	10,206,752
306,381	Oppenheimer Developing Markets Fund A	8,805,385
356,079	Sentinel Small Company Fund A	2,528,160
170,542	Third Avenue Real Estate Value Fund/US	3,265,886
181,946	Wells Fargo Advantage Common Stock Fund A	3,120,380

TOTAL EQUITY MUTUAL FUNDS — 85.60% (Cost $269,997,862)		$236,906,793

MONEY MARKET FUND
258,677	Maxim Money Market Portfolio Initial Class(a)	258,677

TOTAL MONEY MARKET FUNDS — 0.09% (Cost $258,677)		$258,677

Interest

FIXED INTEREST CONTRACT
650,896(b)	Great-West Life & Annuity Contract(a)	661,506

TOTAL FIXED INTEREST CONTRACT — 0.24% (Cost $653,374)		$661,506

TOTAL INVESTMENTS — 100.02% (Cost $310,382,888)		$276,824,739

OTHER ASSETS & LIABILITIES — (0.02)%		$(48,866)

TOTAL NET ASSETS — 100.00%		$276,775,873

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2035 PORTFOLIO III

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,051	American Century Inflation Adjusted Bond A	$13,460
6,475	Maxim Bond Index Portfolio Initial Class(a)	89,546
8,339	Maxim Federated Bond Portfolio Initial Class(a)	89,642
2,931	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	21,952
297	Maxim Short Duration Bond Portfolio Initial Class(a)	3,056
2,895	Maxim Templeton Global Bond Portfolio Initial Class(a)	26,461
2,296	Metropolitan West High Yield Bond Fund	22,022
4,211	Oppenheimer International Bond Fund A	26,488

TOTAL BOND MUTUAL FUNDS — 6.79% (Cost $296,810)		$292,627

EQUITY MUTUAL FUNDS
3,101	Allianz NFJ Small Cap Value Fund A	79,967
3,261	Goldman Sachs Mid Cap Value Fund A	98,744
2,590	Harbor International Fund Inv	128,287
5,416	Invesco Developing Markets Fund	150,417
5,778	Invesco Global Real Estate Fund	51,078
4,301	Invesco International Growth Fund I	105,022
4,482	Invesco Van Kampen Small Cap Growth Fund A	42,583
4,988	Janus Perkins Mid Cap Value Fund S	99,112
21,638	Maxim American Century Growth Portfolio Initial Class(a)	193,225
31,449	Maxim Index 600 Portfolio Initial Class(a)	245,615
57,017	Maxim International Index Portfolio Initial Class(a)	468,113
12,373	Maxim Invesco ADR Portfolio Initial Class(a)	128,679
17,055	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	156,050
4,660	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	80,062

Shares		Value

Equity Mutual Funds — (continued)
11,207	Maxim MFS International Growth Portfolio Initial Class(a)	105,013
22,760	Maxim Putnam Equity Income Portfolio Initial Class(a)	195,963
69,175	Maxim S&P 500® Index Portfolio Initial Class(a)	712,498
35,288	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	301,717
12,493	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	160,409
3,265	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	52,767
9,546	Nuveen Real Estate Securities Fund	159,603
5,213	Oppenheimer Developing Markets Fund A	149,817
6,053	Sentinel Small Company Fund A	42,976
2,659	Third Avenue Real Estate Value Fund/US	50,929
3,091	Wells Fargo Advantage Common Stock Fund A	53,016

TOTAL EQUITY MUTUAL FUNDS — 93.08% (Cost $4,592,135)		$4,011,662

MONEY MARKET FUND
1,744	Maxim Money Market Portfolio Initial Class(a)	1,744

TOTAL MONEY MARKET FUNDS — 0.04% (Cost $1,744)		$1,744

Interest

FIXED INTEREST CONTRACT
4,720(b)	Great-West Life & Annuity Contract(a)	4,797

TOTAL FIXED INTEREST CONTRACT — 0.11% (Cost $4,754)		$4,797

TOTAL INVESTMENTS — 100.02% (Cost $4,895,443)		$4,310,830

OTHER ASSETS & LIABILITIES — (0.02)%		$(719)

TOTAL NET ASSETS — 100.00%		$4,310,111

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO I

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
155,813	Maxim Bond Index Portfolio Initial Class(a)	$2,154,890
200,746	Maxim Federated Bond Portfolio Initial Class(a)	2,158,027
70,380	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	527,144
77,154	Maxim Templeton Global Bond Portfolio Initial Class(a)	705,185
55,193	Metropolitan West High Yield Bond Fund	529,303
112,408	Oppenheimer International Bond Fund A	707,045

TOTAL BOND MUTUAL FUNDS — 16.93%
(Cost $6,892,318)		$6,781,594

EQUITY MUTUAL FUNDS
27,369	Allianz NFJ Small Cap Value Fund A	705,855
24,759	Goldman Sachs Mid Cap Value Fund A	749,708
22,852	Harbor International Fund Inv	1,132,084
54,481	Invesco Developing Markets Fund	1,512,933
55,325	Invesco Global Real Estate Fund	489,070
38,061	Invesco International Growth Fund I	929,458
39,889	Invesco Van Kampen Small Cap Growth Fund A	378,942
37,842	Janus Perkins Mid Cap Value Fund S	751,921
165,325	Maxim American Century Growth Portfolio Initial Class(a)	1,476,356
279,040	Maxim Index 600 Portfolio Initial Class(a)	2,179,305
505,038	Maxim International Index Portfolio Initial Class(a)	4,146,360
109,256	Maxim Invesco ADR Portfolio Initial Class(a)	1,136,258

Shares		Value

Equity Mutual Funds — (continued)
131,175	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	1,200,248
41,104	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	706,172
99,294	Maxim MFS International Growth Portfolio Initial Class(a)	930,383
173,100	Maxim Putnam Equity Income Portfolio Initial Class(a)	1,490,392
526,104	Maxim S&P 500® Index Portfolio Initial Class(a)	5,418,868
269,224	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	2,301,869
95,191	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,222,252
24,890	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	402,218
74,598	Nuveen Real Estate Securities Fund	1,247,274
52,346	Oppenheimer Developing Markets Fund A	1,504,435
53,678	Sentinel Small Company Fund A	381,114
25,552	Third Avenue Real Estate Value Fund/US	489,327
23,525	Wells Fargo Advantage Common Stock Fund A	403,451

TOTAL EQUITY MUTUAL FUNDS — 83.09%
(Cost $37,800,684)		$33,286,253

TOTAL INVESTMENTS — 100.02%
(Cost $44,693,002)		$40,067,847

OTHER ASSETS & LIABILITIES — (0.02)%		$(6,388)

TOTAL NET ASSETS — 100.00%		$40,061,459

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO II

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
248,895	Maxim Bond Index Portfolio Initial Class(a)	$3,442,221
320,545	Maxim Federated Bond Portfolio Initial Class(a)	3,445,858
112,901	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	845,630
122,523	Maxim Templeton Global Bond Portfolio Initial Class(a)	1,119,855
88,610	Metropolitan West High Yield Bond Fund	849,768
178,387	Oppenheimer International Bond Fund A	1,122,056

TOTAL BOND MUTUAL FUNDS — 8.93% (Cost $11,001,496)		$10,825,388

EQUITY MUTUAL FUNDS
91,735	Allianz NFJ Small Cap Value Fund A	2,365,835
83,174	Goldman Sachs Mid Cap Value Fund A	2,518,502
75,943	Harbor International Fund Inv	3,762,207
182,896	Invesco Developing Markets Fund	5,079,009
167,862	Invesco Global Real Estate Fund	1,483,905
125,777	Invesco International Growth Fund I	3,071,468
134,127	Invesco Van Kampen Small Cap Growth Fund A	1,274,211
127,021	Janus Perkins Mid Cap Value Fund S	2,523,909
555,191	Maxim American Century Growth Portfolio Initial Class(a)	4,957,857
930,736	Maxim Index 600 Portfolio Initial Class(a)	7,269,050
1,671,875	Maxim International Index Portfolio Initial Class(a)	13,726,095
362,997	Maxim Invesco ADR Portfolio Initial Class(a)	3,775,169

Shares		Value

Equity Mutual Funds — (continued)
441,799	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	4,042,461
137,515	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	2,362,509
328,371	Maxim MFS International Growth Portfolio Initial Class(a)	3,076,836
578,114	Maxim Putnam Equity Income Portfolio Initial Class(a)	4,977,561
1,751,998	Maxim S&P 500® Index Portfolio Initial Class(a)	18,045,578
903,102	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	7,721,520
317,184	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	4,072,648
83,356	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	1,347,031
226,905	Nuveen Real Estate Securities Fund	3,793,856
175,361	Oppenheimer Developing Markets Fund A	5,039,888
180,142	Sentinel Small Company Fund A	1,279,005
77,496	Third Avenue Real Estate Value Fund/US	1,484,052
78,604	Wells Fargo Advantage Common Stock Fund A	1,348,058

TOTAL EQUITY MUTUAL FUNDS — 91.09% (Cost $126,006,464)		$110,398,220

TOTAL INVESTMENTS — 100.02% (Cost $137,007,960)		$121,223,608

OTHER ASSETS & LIABILITIES — (0.02)%		$(20,707)

TOTAL NET ASSETS — 100.00%		$121,202,901

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2045 PORTFOLIO III

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,914	Maxim Bond Index Portfolio Initial Class(a)	$26,464
2,465	Maxim Federated Bond Portfolio Initial Class(a)	26,504
862	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	6,459
959	Maxim Templeton Global Bond Portfolio Initial Class(a)	8,765
677	Metropolitan West High Yield Bond Fund	6,495
1,397	Oppenheimer International Bond Fund A	8,787

TOTAL BOND MUTUAL FUNDS — 5.18%
(Cost $85,155)		$83,474

EQUITY MUTUAL FUNDS
1,269	Allianz NFJ Small Cap Value Fund A	32,736
1,150	Goldman Sachs Mid Cap Value Fund A	34,808
1,059	Harbor International Fund Inv	52,444
2,526	Invesco Developing Markets Fund	70,147
2,234	Invesco Global Real Estate Fund	19,745
1,755	Invesco International Growth Fund I	42,863
1,852	Invesco Van Kampen Small Cap Growth Fund A	17,598
1,754	Janus Perkins Mid Cap Value Fund S	34,851
7,679	Maxim American Century Growth Portfolio Initial Class(a)	68,578
12,939	Maxim Index 600 Portfolio Initial Class(a)	101,057
23,299	Maxim International Index Portfolio Initial Class(a)	191,282
5,048	Maxim Invesco ADR Portfolio Initial Class(a)	52,497

Shares		Value

Equity Mutual Funds — (continued)
6,113	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	55,935
1,906	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	32,753
4,582	Maxim MFS International Growth Portfolio Initial Class(a)	42,929
8,011	Maxim Putnam Equity Income Portfolio Initial Class(a)	68,971
24,334	Maxim S&P 500® Index Portfolio Initial Class(a)	250,645
12,525	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	107,086
4,399	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	56,488
1,158	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	18,711
3,021	Nuveen Real Estate Securities Fund	50,519
2,429	Oppenheimer Developing Markets Fund A	69,805
2,487	Sentinel Small Company Fund A	17,657
1,032	Third Avenue Real Estate Value Fund/US	19,755
1,093	Wells Fargo Advantage Common Stock Fund A	18,741

TOTAL EQUITY MUTUAL FUNDS — 94.84%
(Cost $1,759,039)		$1,528,601

TOTAL INVESTMENTS — 100.02%
(Cost $1,844,194)		$1,612,075

OTHER ASSETS & LIABILITIES — (0.02)%		$(281)

TOTAL NET ASSETS — 100.00%		$1,611,794

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO I

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
39,314	Maxim Bond Index Portfolio Initial Class(a)	$543,714
50,634	Maxim Federated Bond Portfolio Initial Class(a)	544,312
17,823	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	133,491
23,590	Maxim Templeton Global Bond Portfolio Initial Class(a)	215,611
13,991	Metropolitan West High Yield Bond Fund	134,174
34,361	Oppenheimer International Bond Fund A	216,134

TOTAL BOND MUTUAL FUNDS — 15.33% (Cost $1,820,295)		$1,787,436

EQUITY MUTUAL FUNDS
8,681	Allianz NFJ Small Cap Value Fund A	223,896
6,812	Goldman Sachs Mid Cap Value Fund A	206,257
7,173	Harbor International Fund Inv	355,343
19,454	Invesco Developing Markets Fund	540,251
16,393	Invesco Global Real Estate Fund	144,919
11,915	Invesco International Growth Fund I	290,954
12,645	Invesco Van Kampen Small Cap Growth Fund A	120,128
10,399	Janus Perkins Mid Cap Value Fund S	206,632
45,541	Maxim American Century Growth Portfolio Initial Class(a)	406,677
88,203	Maxim Index 600 Portfolio Initial Class(a)	688,869
157,614	Maxim International Index Portfolio Initial Class(a)	1,294,009
34,373	Maxim Invesco ADR Portfolio Initial Class(a)	357,478

Shares		Value

Equity Mutual Funds — (continued)
36,228	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	331,486
13,027	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	223,811
31,034	Maxim MFS International Growth Portfolio Initial Class(a)	290,793
47,495	Maxim Putnam Equity Income Portfolio Initial Class(a)	408,931
144,196	Maxim S&P 500® Index Portfolio Initial Class(a)	1,485,224
74,239	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	634,741
26,079	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	334,854
6,861	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	110,872
18,072	Nuveen Real Estate Securities Fund	302,156
18,694	Oppenheimer Developing Markets Fund A	537,254
16,991	Sentinel Small Company Fund A	120,634
7,565	Third Avenue Real Estate Value Fund/US	144,871
6,476	Wells Fargo Advantage Common Stock Fund A	111,070

TOTAL EQUITY MUTUAL FUNDS — 84.69% (Cost $11,261,394)		$9,872,110

TOTAL INVESTMENTS — 100.02% (Cost $13,081,689)		$11,659,546

OTHER ASSETS & LIABILITIES — (0.02)%		$(1,762)

TOTAL NET ASSETS — 100.00%		$11,657,784

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO II

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
47,921	Maxim Bond Index Portfolio Initial Class(a)	$662,744
61,773	Maxim Federated Bond Portfolio Initial Class(a)	664,065
21,926	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	164,226
28,771	Maxim Templeton Global Bond Portfolio Initial Class(a)	262,971
17,204	Metropolitan West High Yield Bond Fund	164,981
41,905	Oppenheimer International Bond Fund A	263,582

TOTAL BOND MUTUAL FUNDS — 8.18% (Cost $2,226,782)		$2,182,569

EQUITY MUTUAL FUNDS
21,600	Allianz NFJ Small Cap Value Fund A	557,064
16,949	Goldman Sachs Mid Cap Value Fund A	513,205
17,976	Harbor International Fund Inv	890,532
48,787	Invesco Developing Markets Fund	1,354,817
37,575	Invesco Global Real Estate Fund	332,168
29,841	Invesco International Growth Fund I	728,707
31,297	Invesco Van Kampen Small Cap Growth Fund A	297,323
25,932	Janus Perkins Mid Cap Value Fund S	515,274
113,033	Maxim American Century Growth Portfolio Initial Class(a)	1,009,386
218,855	Maxim Index 600 Portfolio Initial Class(a)	1,709,262
396,303	Maxim International Index Portfolio Initial Class(a)	3,253,646
85,741	Maxim Invesco ADR Portfolio Initial Class(a)	891,702

Shares		Value

Equity Mutual Funds — (continued)
89,570	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	819,562
32,360	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	555,946
77,862	Maxim MFS International Growth Portfolio Initial Class(a)	729,571
118,275	Maxim Putnam Equity Income Portfolio Initial Class(a)	1,018,347
359,573	Maxim S&P 500® Index Portfolio Initial Class(a)	3,703,599
183,978	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	1,573,016
64,859	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	832,790
16,938	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	273,714
41,284	Nuveen Real Estate Securities Fund	690,270
46,776	Oppenheimer Developing Markets Fund A	1,344,345
42,148	Sentinel Small Company Fund A	299,249
17,334	Third Avenue Real Estate Value Fund/US	331,951
15,994	Wells Fargo Advantage Common Stock Fund A	274,294

TOTAL EQUITY MUTUAL FUNDS — 91.84% (Cost $28,100,852)		$24,499,740

TOTAL INVESTMENTS — 100.02% (Cost $30,327,634)		$26,682,309

OTHER ASSETS & LIABILITIES — (0.02)%		$(4,708)

TOTAL NET ASSETS — 100.00%		$26,677,601

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM LIFETIME 2055 PORTFOLIO III

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
549	Maxim Bond Index Portfolio Initial Class(a)	$7,600
708	Maxim Federated Bond Portfolio Initial Class(a)	7,608
247	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	1,854
326	Maxim Templeton Global Bond Portfolio Initial Class(a)	2,978
194	Metropolitan West High Yield Bond Fund	1,858
475	Oppenheimer International Bond Fund A	2,990

TOTAL BOND MUTUAL FUNDS — 5.21%
(Cost $25,496)		$24,888

EQUITY MUTUAL FUNDS
398	Allianz NFJ Small Cap Value Fund A	10,273
315	Goldman Sachs Mid Cap Value Fund A	9,531
335	Harbor International Fund Inv	16,582
894	Invesco Developing Markets Fund	24,817
668	Invesco Global Real Estate Fund	5,907
557	Invesco International Growth Fund I	13,609
580	Invesco Van Kampen Small Cap Growth Fund A	5,507
481	Janus Perkins Mid Cap Value Fund S	9,555
2,082	Maxim American Century Growth Portfolio Initial Class(a)	18,591
4,077	Maxim Index 600 Portfolio Initial Class(a)	31,844
7,384	Maxim International Index Portfolio Initial Class(a)	60,622
1,601	Maxim Invesco ADR Portfolio Initial Class(a)	16,651

Shares		Value

Equity Mutual Funds — (continued)
1,647	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	15,071
600	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	10,300
1,455	Maxim MFS International Growth Portfolio Initial Class(a)	13,630
2,193	Maxim Putnam Equity Income Portfolio Initial Class(a)	18,883
6,661	Maxim S&P 500® Index Portfolio Initial Class(a)	68,604
3,404	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	29,104
1,208	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	15,508
314	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	5,080
733	Nuveen Real Estate Securities Fund	12,254
858	Oppenheimer Developing Markets Fund A	24,664
783	Sentinel Small Company Fund A	5,560
309	Third Avenue Real Estate Value Fund/US	5,924
297	Wells Fargo Advantage Common Stock Fund A	5,102

TOTAL EQUITY MUTUAL FUNDS — 94.81%
(Cost $539,421)		$453,173

TOTAL INVESTMENTS — 100.02%
(Cost $564,917)		$478,061

OTHER ASSETS & LIABILITIES — (0.02)%		$(89)

TOTAL NET ASSETS — 100.00%		$477,972

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Lifetime 2015 I, the Maxim Lifetime 2015 II, the Maxim Lifetime 2015 III, the Maxim Lifetime 2025 I, the Maxim Lifetime 2025 II, the Maxim Lifetime 2025 III, the Maxim Lifetime 2035 I, the Maxim Lifetime 2035 II, the Maxim Lifetime 2035 III, the Maxim Lifetime 2045 I, the Maxim Lifetime 2045 II, the Maxim Lifetime 2045 III, the Maxim Lifetime 2055 I, the Maxim Lifetime 2055 II, and the Maxim Lifetime 2055 III Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek capital appreciation and income consistent with its current asset allocation. There are three risk profile options for each available year designated in the name of the Portfolio. The Portfolio I series are generally expected to pursue a more conservative allocation strategy relative to the Portfolio II or Portfolio III series. The Portfolio II series are generally expected to pursue a more moderate allocation strategy relative to the Portfolio I or Portfolio III series. The Portfolio III series are generally expected to pursue a more aggressive allocation strategy relative to the Portfolio I or Portfolio II series. After the transition year, noted in the name of the Portfolio, the investment objective is to seek income and secondarily, capital growth. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

Each of the Portfolios offer three share classes, referred to as Class T, Class T1, and Class L shares. All shares of the Portfolios represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class T shares are not subject to any distribution fees, Class T1 shares are subject to an annual distribution fee of 0.10% of the corresponding Portfolio’s annual average net assets attributable to Class T1 shares, and Class L shares are subject to an annual distribution fee of 0.25% of the corresponding Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these Portfolios Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of September 30, 2011, the Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Maxim Lifetime 2015 Portfolio I

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$59,308,267	$-	$-	$59,308,267
Equity Mutual Funds	37,584,720	-	-	37,584,720
Money Market Mutual Funds	1,769,424	-	-	1,769,424
Fixed Interest Contract	-	-	4,594,482	4,594,482

Total	$98,662,411	$0	$4,594,482	$103,256,893

Maxim Lifetime 2015 Portfolio II

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$153,303,149	$-	$-	$153,303,149
Equity Mutual Funds	153,881,862	-	-	153,881,862
Money Market Mutual Funds	4,523,789	-	-	4,523,789
Fixed Interest Contract	-	-	11,808,707	11,808,707

Total	$311,708,800	$0	$11,808,707	$323,517,507

Maxim Lifetime 2015 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$2,023,789	$-	$-	$2,023,789
Equity Mutual Funds	3,246,245	-	-	3,246,245
Money Market Mutual Funds	59,997	-	-	59,997
Fixed Interest Contract	-	-	156,732	156,732

Total	$5,330,031	$0	$156,732	$5,486,763

Maxim Lifetime 2025 Portfolio I

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$55,644,849	$-	$-	$55,644,849
Equity Mutual Funds	64,116,444	-	-	64,116,444
Money Market Mutual Funds	956,139	-	-	956,139
Fixed Interest Contract	-	-	2,504,632	2,504,632

Total	$120,717,432	$0	$2,504,632	$123,222,064

Maxim Lifetime 2025 Portfolio II

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$130,415,811	$-	$-	$130,415,811
Equity Mutual Funds	278,180,034	-	-	278,180,034
Money Market Mutual Funds	2,265,851	-	-	2,265,851
Fixed Interest Contract	-	-	5,861,026	5,861,026

Total	$410,861,696	$0	$5,861,026	$416,722,722

Maxim Lifetime 2025 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$1,379,640	$-	$-	$1,379,640
Equity Mutual Funds	5,758,704	-	-	5,758,704
Money Market Mutual Funds	24,090	-	-	24,090
Fixed Interest Contract	-	-	62,525	62,525

Total	$7,162,434	$0	$62,525	$7,224,959

Maxim Lifetime 2035 Portfolio I

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$23,427,706	$-	$-	$23,427,706
Equity Mutual Funds	65,292,291	-	-	65,292,291
Money Market Mutual Funds	158,006	-	-	158,006
Fixed Interest Contract	-	-	399,930	399,930

Total	$88,878,003	$0	$399,930	$89,277,933

Maxim Lifetime 2035 Portfolio II

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$38,997,763	$-	$-	$38,997,763
Equity Mutual Funds	236,906,793	-	-	236,906,793
Money Market Mutual Funds	258,677	-	-	258,677
Fixed Interest Contract	-	-	661,506	661,506

Total	$276,163,233	$0	$661,506	$276,824,739

Maxim Lifetime 2035 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$292,627	$-	$-	$292,627
Equity Mutual Funds	4,011,662	-	-	4,011,662
Money Market Mutual Funds	1,744	-	-	1,744
Fixed Interest Contract	-	-	4,797	4,797

Total	$4,306,033	$0	$4,797	$4,310,830

Maxim Lifetime 2045 Portfolio I

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$6,781,594	$-	$-	$6,781,594
Equity Mutual Funds	33,286,253	-	-	33,286,253

Total	$40,067,847	$0	$0	$40,067,847

Maxim Lifetime 2045 Portfolio II

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$10,825,388	$-	$-	$10,825,388
Equity Mutual Funds	110,398,220	-	-	110,398,220

Total	$121,223,608	$0	$0	$121,223,608

Maxim Lifetime 2045 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$83,474	$-	$-	$83,474
Equity Mutual Funds	1,528,601	-	-	1,528,601

Total	$1,612,075	$0	$0	$1,612,075

Maxim Lifetime 2055 Portfolio I

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$1,787,436	$-	$-	$1,787,436
Equity Mutual Funds	9,872,110	-	-	9,872,110

Total	$11,659,546	$0	$0	$11,659,546

Maxim Lifetime 2055 Portfolio II

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$2,182,569	$-	$-	$2,182,569
Equity Mutual Funds	24,499,740	-	-	24,499,740

Total	$26,682,309	$0	$0	$26,682,309

Maxim Lifetime 2055 Portfolio III

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$24,888	$-	$-	$24,888
Equity Mutual Funds	453,173	-	-	453,173

Total	$478,061	$0	$0	$478,061

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2011:

Description	Maxim Lifetime 2015 Portfolio I	Maxim Lifetime 2015 Portfolio II	Maxim Lifetime 2015 Portfolio III
Beginning Balance, January 1, 2011	$-	$-	$-
Total realized gains	53,602	14,512	165
Total unrealized gains (loss)	3,691	134,620	1,852
Purchases	5,384,897	12,695,530	174,800
Sales	(847,708)	(1,035,955)	(20,085)
Transfers into Level 3	-	-	-
Transfers (out of) Level 3	-	-	-

Ending Balance, September 30, 2011	$4,594,482	$11,808,707	$156,732

Description	Maxim Lifetime 2025 Portfolio I	Maxim Lifetime 2025 Portfolio II	Maxim Lifetime 2025 Portfolio III
Beginning Balance, January 1, 2011	$-	$-	$-
Total realized gains	7,491	24,509	1,083
Total unrealized gains (loss)	26,167	46,721	(512)
Purchases	2,759,294	6,246,476	86,600
Sales	(288,320)	(456,680)	(24,646)
Transfers into Level 3	-	-	-
Transfers (out of) Level 3	-	-	-

Ending Balance, September 30, 2011	$2,504,632	$5,861,026	$62,525

Description	Maxim Lifetime 2035 Portfolio I	Maxim Lifetime 2035 Portfolio II	Maxim Lifetime 2035 Portfolio III
Beginning Balance, January 1, 2011	$-	$-	$-
Total realized gains	3,654	926	85
Total unrealized gains (loss)	1,621	7,205	(42)
Purchases	451,468	719,067	6,475
Sales	(56,813)	(65,692)	(1,721)
Transfers into Level 3	-	-	-
Transfers (out of) Level 3	-	-	-

Ending Balance, September 30, 2011	$399,930	$661,506	$4,797

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success of each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each of the Portfolios comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distribute substantially all of their taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

All tax years since Inception of the Portfolios in 2009 are open to examination by U.S. federal or state tax authorities.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolios adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

Other Transactions with Affiliates

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Below is a summary of the transactions for each underlying investment during the period ended September 30, 2011, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Maxim Lifetime 2015 Portfolio I
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	4,520,793	$—	$5,384,897	$847,708	$53,602	$—	$4,594,482
Maxim American Century Growth Portfolio Initial Class	205,842	—	2,268,351	257,302	(5,233)	—	1,838,172
Maxim Bond Index Portfolio Initial Class	1,075,560	11,592,086	5,636,673	2,865,076	68,233	283,029	14,874,990
Maxim Federated Bond Portfolio Initial Class	1,385,111	11,605,930	5,682,499	2,603,248	87,322	371,398	14,889,946
Maxim Index 600 Portfolio Initial Class	208,686	1,798,204	957,274	725,995	110,734	2,965	1,629,835
Maxim International Index Portfolio Initial Class	393,668	—	4,812,583	948,695	(43,623)	—	3,232,011
Maxim Invesco ADR Portfolio Initial Class	85,904	2,483,685	558,973	1,784,347	210,463	—	893,402
Maxim Janus Large Cap Growth Portfolio Initial Class	162,412	1,654,390	1,005,699	740,671	51,596	10	1,486,070
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	30,913	506,553	312,356	165,290	33,353	167	531,081
Maxim MFS International Growth Portfolio Initial Class	77,680	1,996,538	457,241	1,412,271	193,372	287	727,860
Maxim Money Market Portfolio Initial Class	1,769,424	2,510,416	796,075	1,537,066	—	—	1,769,424
Maxim Putnam Equity Income Portfolio Initial Class	216,063	—	2,509,491	342,275	(35,920)	—	1,860,302
Maxim Putnam High Yield Bond Portfolio Initial Class	489,845	2,950,246	1,485,267	474,339	31,172	95,445	3,668,939
Maxim S&P 500® Index Portfolio Initial Class	654,826	7,383,452	3,852,032	3,299,699	431,695	47,538	6,744,712
Maxim S&P MidCap 400® Index Portfolio Initial Class	333,613	—	4,198,885	869,004	(17,462)	7,081	2,852,394
Maxim Short Duration Bond Portfolio Initial Class	273,096	2,094,830	1,145,879	414,886	8,675	55,899	2,812,887
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	118,559	2,036,221	977,653	1,137,080	85,285	15,079	1,522,299
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	30,831	1,089,607	307,364	717,785	116,807	—	498,227
Maxim Templeton Global Bond Portfolio Initial Class	389,672	2,870,923	1,511,853	549,354	34,957	92,124	3,561,598

					$1,415,028	$971,022	$69,988,631

Maxim Lifetime 2015 Portfolio II
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	11,619,312	$—	$12,695,530	$1,035,955	$14,512	$—	$11,808,707
Maxim American Century Growth Portfolio Initial Class	889,443	—	9,090,628	438,424	(10,439)	—	7,942,722
Maxim Bond Index Portfolio Initial Class	2,769,573	25,386,941	17,003,150	5,370,131	125,523	704,922	38,303,202
Maxim Federated Bond Portfolio Initial Class	3,565,257	25,417,261	16,889,272	4,497,150	142,798	914,084	38,326,512
Maxim Index 600 Portfolio Initial Class	896,993	6,121,490	3,958,700	1,627,219	273,747	11,420	7,005,518
Maxim International Index Portfolio Initial Class	1,696,656	—	18,610,488	2,021,646	(57,496)	—	13,929,545
Maxim Invesco ADR Portfolio Initial Class	367,197	8,317,736	2,409,619	5,633,304	625,901	—	3,818,854
Maxim Janus Large Cap Growth Portfolio Initial Class	704,744	5,521,223	4,169,445	1,571,278	105,180	41	6,448,403
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	133,513	1,684,888	1,443,287	405,233	67,495	641	2,293,756
Maxim MFS International Growth Portfolio Initial Class	335,411	6,783,259	1,998,800	4,530,061	608,741	1,172	3,142,802
Maxim Money Market Portfolio Initial Class	4,523,789	5,793,872	2,205,514	3,475,597	—	—	4,523,789
Maxim Putnam Equity Income Portfolio Initial Class	927,962	—	9,597,692	265,562	(22,037)	—	7,989,751
Maxim Putnam High Yield Bond Portfolio Initial Class	1,275,396	6,395,398	4,637,531	746,632	45,074	228,794	9,552,717
Maxim S&P 500® Index Portfolio Initial Class	2,815,772	24,728,248	15,361,144	7,031,260	879,145	185,048	29,002,454
Maxim S&P MidCap 400® Index Portfolio Initial Class	1,444,378	—	15,865,448	1,445,316	30,189	27,296	12,349,434
Maxim Short Duration Bond Portfolio Initial Class	705,566	4,574,239	3,430,135	701,856	13,185	137,588	7,267,331
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	507,442	6,818,464	4,108,313	3,133,615	173,063	58,256	6,515,551
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	133,637	3,681,070	1,254,256	2,147,713	363,464	—	2,159,574
Maxim Templeton Global Bond Portfolio Initial Class	1,015,776	6,294,342	4,495,579	793,481	82,069	225,797	9,284,188

					$3,460,114	$2,495,059	$221,664,810

Maxim Lifetime 2015 Portfolio III
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	154,218	$—	$174,800	$20,085	$165	$—	$156,732
Maxim American Century Growth Portfolio Initial Class	19,295	—	206,654	18,460	78	—	172,303
Maxim Bond Index Portfolio Initial Class	36,668	400,303	209,935	119,517	1,335	9,848	507,113
Maxim Federated Bond Portfolio Initial Class	47,221	400,734	200,730	98,155	2,688	12,652	507,628
Maxim Index 600 Portfolio Initial Class	19,654	158,397	76,734	43,713	11,275	294	153,497
Maxim International Index Portfolio Initial Class	37,045	—	434,614	69,562	(494)	—	304,140
Maxim Invesco ADR Portfolio Initial Class	8,039	216,971	45,846	152,640	11,609	—	83,607
Maxim Janus Large Cap Growth Portfolio Initial Class	15,226	144,056	83,716	48,296	4,264	1	139,314
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	2,891	36,209	31,786	8,225	2,053	17	49,671
Maxim MFS International Growth Portfolio Initial Class	7,280	175,049	38,265	123,115	10,006	26	68,216
Maxim Money Market Portfolio Initial Class	59,997	97,873	25,770	63,213	—	—	59,997
Maxim Putnam Equity Income Portfolio Initial Class	20,300	—	220,340	14,852	(512)	—	174,783
Maxim Putnam High Yield Bond Portfolio Initial Class	16,761	100,949	52,191	16,372	1,083	3,495	125,541
Maxim S&P 500® Index Portfolio Initial Class	61,457	643,797	300,868	202,089	34,901	4,708	633,009
Maxim S&P MidCap 400® Index Portfolio Initial Class	31,464	—	377,254	61,395	1,470	705	269,021
Maxim Short Duration Bond Portfolio	9,315	72,381	38,065	13,675	234	1,900	95,942
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	11,155	178,074	75,542	78,025	6,327	1,510	143,230
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	2,911	95,720	23,863	59,900	6,473	—	47,035
Maxim Templeton Global Bond Portfolio Initial Class	13,393	98,777	54,311	19,961	1,806	3,254	122,412

					$94,761	$38,410	$3,813,191

Maxim Lifetime 2025 Portfolio I
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	2,464,460	$—	$2,759,294	$288,320	$7,491	$—	$2,504,632
Maxim American Century Growth Portfolio Initial Class	350,591	—	3,652,031	223,376	(3,639)	—	3,130,774
Maxim Bond Index Portfolio Initial Class	1,130,773	12,364,060	5,228,279	2,502,754	57,790	301,218	15,638,586
Maxim Federated Bond Portfolio Initial Class	1,455,824	12,378,936	5,273,368	2,230,728	74,534	395,958	15,650,107
Maxim Index 600 Portfolio Initial Class	431,749	3,494,825	1,303,077	720,110	112,810	6,164	3,371,961
Maxim International Index Portfolio Initial Class	797,260	—	8,830,197	932,815	(18,044)	—	6,545,501
Maxim Invesco ADR Portfolio Initial Class	172,498	4,860,959	875,330	3,224,629	403,156	—	1,793,978
Maxim Janus Large Cap Growth Portfolio Initial Class	276,811	2,671,119	1,248,465	682,110	46,465	17	2,532,818
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	63,441	979,353	513,480	185,735	35,213	347	1,089,921
Maxim MFS International Growth Portfolio Initial Class	157,434	3,921,101	724,560	2,557,357	368,752	579	1,475,152
Maxim Money Market Portfolio Initial Class	956,139	1,461,354	375,980	881,194	—	—	956,139
Maxim Putnam Equity Income Portfolio Initial Class	369,317	—	3,925,074	170,550	(15,158)	—	3,179,817
Maxim Putnam High Yield Bond Portfolio Initial Class	515,426	3,101,674	1,376,250	320,318	20,054	101,155	3,860,538
Maxim S&P 500® Index Portfolio Initial Class	1,117,897	11,946,637	4,462,543	3,170,819	403,566	82,470	11,514,340
Maxim S&P MidCap 400® Index Portfolio Initial Class	571,164	—	6,406,437	663,220	13,349	12,260	4,883,455
Maxim Short Duration Bond Portfolio Initial Class	148,613	1,149,753	565,579	178,566	3,398	30,716	1,530,713
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	202,882	3,301,814	1,165,524	1,319,893	75,272	26,184	2,605,011
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	52,778	1,777,347	364,324	1,000,723	179,465	—	852,886
Maxim Templeton Global Bond Portfolio Initial Class	458,974	3,423,035	1,489,074	397,806	37,984	109,557	4,195,019

					$1,802,458	$1,066,625	$87,311,348

Maxim Lifetime 2025 Portfolio II
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	5,767,024	$—	$6,246,476	$456,680	$24,509	$—	$5,861,026
Maxim American Century Growth Portfolio Initial Class	1,572,477	—	15,753,762	412,463	(8,420)	—	14,042,222
Maxim Bond Index Portfolio Initial Class	2,652,650	22,447,428	16,613,017	3,567,919	103,533	667,959	36,686,150
Maxim Federated Bond Portfolio Initial Class	3,418,519	22,474,445	16,741,420	2,934,123	105,956	864,704	36,749,082
Maxim Index 600 Portfolio Initial Class	1,924,921	11,947,409	7,837,017	1,688,800	417,093	25,609	15,033,635
Maxim International Index Portfolio Initial Class	3,550,395	—	37,520,322	2,589,525	(124,527)	—	29,148,740
Maxim Invesco ADR Portfolio Initial Class	767,087	16,545,820	4,930,898	10,879,679	1,147,917	—	7,977,703
Maxim Janus Large Cap Growth Portfolio Initial Class	1,248,756	9,115,291	7,052,776	1,752,430	104,396	73	11,426,118
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	285,002	3,320,333	2,955,197	461,063	116,418	1,415	4,896,344
Maxim MFS International Growth Portfolio Initial Class	698,093	13,417,632	4,044,828	8,668,245	1,146,877	2,477	6,541,134
Maxim Money Market Portfolio Initial Class	2,265,851	2,250,375	1,202,672	1,182,648	—	—	2,265,851
Maxim Putnam Equity Income Portfolio Initial Class	1,644,875	—	16,945,387	309,207	(28,588)	—	14,162,371
Maxim Putnam High Yield Bond Portfolio Initial Class	1,204,636	5,665,657	4,478,652	424,768	16,402	219,547	9,022,722
Maxim S&P 500® Index Portfolio Initial Class	4,990,339	40,578,204	25,121,831	7,184,891	1,014,753	343,282	51,400,492
Maxim S&P MidCap 400® Index Portfolio Initial Class	2,561,084	—	26,984,673	1,246,487	32,027	51,153	21,897,268
Maxim Short Duration Bond Portfolio Initial Class	347,020	2,112,526	1,730,475	248,260	5,315	67,480	3,574,311
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	904,569	11,174,925	6,928,009	4,278,191	103,237	108,585	11,614,670
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	237,932	6,055,648	2,075,524	3,156,715	597,591	—	3,844,982
Maxim Templeton Global Bond Portfolio Initial Class	1,073,833	6,101,513	5,009,137	537,592	56,862	239,322	9,814,837

					$4,831,351	$2,591,606	$295,959,658

Maxim Lifetime 2025 Portfolio III
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	61,522	$—	$86,600	$24,646	$1,083	$—	$62,525
Maxim American Century Growth Portfolio Initial Class	32,945	—	345,601	20,837	(420)	—	294,203
Maxim Bond Index Portfolio Initial Class	28,156	265,786	261,985	152,812	(2,190)	6,334	389,400
Maxim Federated Bond Portfolio Initial Class	36,260	266,004	255,644	137,546	701	8,617	389,799
Maxim Index 600 Portfolio Initial Class	40,644	290,084	226,754	110,673	26,940	513	317,430
Maxim International Index Portfolio Initial Class	75,203	—	995,780	248,688	(2,417)	—	617,416
Maxim Invesco ADR Portfolio Initial Class	16,277	400,899	135,024	312,096	23,601	—	169,277
Maxim Janus Large Cap Growth Portfolio Initial Class	26,091	221,471	189,379	99,029	10,239	2	238,731
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	5,982	80,178	79,708	30,969	7,673	29	102,768
Maxim MFS International Growth Portfolio Initial Class	14,860	327,120	109,324	249,666	22,630	53	139,237
Maxim Money Market Portfolio Initial Class	24,090	23,232	17,214	16,357	—	—	24,090
Maxim Putnam Equity Income Portfolio Initial Class	34,682	—	366,317	11,555	(1,190)	—	298,612
Maxim Putnam High Yield Bond Portfolio Initial Class	12,660	67,316	66,669	30,108	1,938	2,116	94,824
Maxim S&P 500® Index Portfolio Initial Class	105,038	989,359	744,293	439,788	74,057	6,924	1,081,893
Maxim S&P MidCap 400® Index Portfolio Initial Class	53,768	—	723,846	171,019	4,700	1,022	459,719
Maxim Short Duration Bond Portfolio Initial Class	3,710	26,212	25,665	13,586	(47)	691	38,214
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	19,133	273,494	204,333	172,351	13,190	2,170	245,667
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	4,994	148,428	55,393	98,907	12,349	—	80,702
Maxim Templeton Global Bond Portfolio Initial Class	11,270	73,296	73,145	33,616	2,044	2,457	103,009

					$194,881	$30,928	$5,147,516

Maxim Lifetime 2035 Portfolio I
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	393,516	$—	$451,468	$56,813	$3,654	$—	$399,930
Maxim American Century Growth Portfolio Initial Class	345,715	—	3,654,191	188,769	(2,389)	—	3,087,239
Maxim Bond Index Portfolio Initial Class	521,313	5,166,735	3,044,938	1,270,920	37,997	139,081	7,209,757
Maxim Federated Bond Portfolio Initial Class	671,133	5,173,080	3,066,752	1,142,891	40,174	180,628	7,214,681
Maxim Index 600 Portfolio Initial Class	502,789	3,499,859	1,707,255	535,198	76,601	7,032	3,926,783
Maxim International Index Portfolio Initial Class	917,625	—	9,720,641	616,903	1,242	—	7,533,703
Maxim Invesco ADR Portfolio Initial Class	198,812	4,909,114	1,082,152	3,181,320	382,971	—	2,067,650
Maxim Janus Large Cap Growth Portfolio Initial Class	273,324	2,248,537	1,368,948	455,314	18,519	17	2,500,915
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	74,017	968,176	664,138	132,481	21,159	398	1,271,618
Maxim MFS International Growth Portfolio Initial Class	180,822	3,981,106	857,951	2,516,692	356,611	666	1,694,304
Maxim Money Market Portfolio Initial Class	158,006	140,064	68,943	51,405	—	—	158,006
Maxim Putnam Equity Income Portfolio Initial Class	363,175	—	3,801,509	113,089	(7,994)	—	3,126,935
Maxim Putnam High Yield Bond Portfolio Initial Class	234,442	1,304,849	722,814	134,311	8,649	47,296	1,755,971
Maxim S&P 500® Index Portfolio Initial Class	1,104,965	10,026,634	4,954,676	2,093,008	253,160	78,583	11,381,137
Maxim S&P MidCap 400® Index Portfolio Initial Class	562,246	—	6,050,397	413,211	7,171	11,875	4,807,204
Maxim Short Duration Bond Portfolio Initial Class	24,251	175,314	104,413	29,999	115	5,047	249,784
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	199,624	2,768,572	1,222,213	938,184	32,058	25,496	2,563,175
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	51,825	1,507,840	420,719	836,969	147,582	—	837,498
Maxim Templeton Global Bond Portfolio Initial Class	227,230	1,554,480	907,265	227,419	20,922	54,824	2,076,886

					$1,398,202	$550,943	$63,863,176

Maxim Lifetime 2035 Portfolio II
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	650,896	$—	$719,067	$65,692	$926	$—	$661,506
Maxim American Century Growth Portfolio Initial Class	1,276,537	—	12,690,598	232,389	(10,867)	—	11,399,474
Maxim Bond Index Portfolio Initial Class	865,487	7,323,714	6,259,579	2,008,946	57,215	219,582	11,969,683
Maxim Federated Bond Portfolio Initial Class	1,114,604	7,332,693	6,250,015	1,757,156	59,374	285,554	11,981,996
Maxim Index 600 Portfolio Initial Class	1,846,232	10,889,015	7,566,681	1,213,339	325,102	24,135	14,419,072
Maxim International Index Portfolio Initial Class	3,350,547	—	34,631,905	1,553,513	(53,332)	—	27,507,987
Maxim Invesco ADR Portfolio Initial Class	725,354	15,318,262	4,669,297	10,046,256	1,028,702	—	7,543,686
Maxim Janus Large Cap Growth Portfolio Initial Class	1,013,138	6,978,293	5,551,223	870,202	47,906	59	9,270,217
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	271,557	3,020,124	2,826,102	323,986	87,481	1,355	4,665,358
Maxim MFS International Growth Portfolio Initial Class	660,927	12,407,210	3,731,214	7,890,962	1,019,547	2,371	6,192,890
Maxim Money Market Portfolio Initial Class	258,677	568,545	187,833	497,701	—	—	258,677
Maxim Putnam Equity Income Portfolio Initial Class	1,333,550	—	13,601,789	86,353	(9,603)	—	11,481,861
Maxim Putnam High Yield Bond Portfolio Initial Class	392,061	1,813,194	1,546,287	194,173	10,229	71,075	2,936,535
Maxim S&P 500® Index Portfolio Initial Class	4,038,244	31,239,428	20,092,567	4,212,528	614,021	275,496	41,593,910
Maxim S&P MidCap 400® Index Portfolio Initial Class	2,077,666	—	21,855,169	978,550	22,016	40,977	17,764,045
Maxim Short Duration Bond Portfolio Initial Class	38,889	379,530	263,812	244,176	(3,223)	6,822	400,562
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	731,701	8,644,148	5,564,478	3,069,127	38,852	87,369	9,395,037
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	192,748	4,649,438	1,684,019	2,353,102	441,121	—	3,114,811
Maxim Templeton Global Bond Portfolio Initial Class	380,865	2,198,866	1,806,248	253,771	24,794	87,221	3,481,108

					$3,700,261	$1,102,016	$196,038,415

Maxim Lifetime 2035 Portfolio III
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	4,720	$—	$6,475	$1,721	$85	$—	$4,797
Maxim American Century Growth Portfolio Initial Class	21,638	—	226,198	15,178	(88)	—	193,225
Maxim Bond Index Portfolio Initial Class	6,475	65,977	59,297	38,996	(115)	1,592	89,546
Maxim Federated Bond Portfolio Initial Class	8,339	66,038	60,347	37,825	464	2,071	89,642
Maxim Index 600 Portfolio Initial Class	31,449	208,470	147,549	57,214	12,341	387	245,615
Maxim International Index Portfolio Initial Class	57,017	—	659,318	106,592	(2,746)	—	468,113
Maxim Invesco ADR Portfolio Initial Class	12,373	292,631	91,183	212,199	21,851	—	128,679
Maxim Janus Large Cap Growth Portfolio Initial Class	17,055	133,406	104,605	40,567	4,569	1	156,050
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	4,660	57,672	53,695	15,079	3,748	22	80,062
Maxim MFS International Growth Portfolio Initial Class	11,207	237,395	73,381	169,591	19,641	37	105,013
Maxim Money Market Portfolio Initial Class	1,744	—	2,943	1,199	—	—	1,744
Maxim Putnam Equity Income Portfolio Initial Class	22,760	—	245,323	17,281	(1,058)	—	195,963
Maxim Putnam High Yield Bond Portfolio Initial Class	2,931	16,957	14,970	8,020	358	556	21,952
Maxim S&P 500® Index Portfolio Initial Class	69,175	597,157	418,643	192,831	33,188	4,315	712,498
Maxim S&P MidCap 400® Index Portfolio Initial Class	35,288	—	404,228	50,596	1,406	651	301,717
Maxim Short Duration Bond Portfolio Initial Class	297	—	3,828	746	8	50	3,056
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	12,493	165,356	109,843	80,804	7,014	1,391	160,409
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	3,265	89,378	30,572	51,653	8,860	—	52,767
Maxim Templeton Global Bond Portfolio Initial Class	2,895	20,384	18,835	10,422	614	645	26,461

					$110,140	$11,718	$3,037,309

Maxim Lifetime 2045 Portfolio I
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Maxim American Century Growth Portfolio Initial Class	165,325	$—	$1,697,051	$85,408	$(1,427)	$—	$1,476,356
Maxim Bond Index Portfolio Initial Class	155,813	1,575,479	1,019,786	522,720	16,272	43,622	2,154,890
Maxim Federated Bond Portfolio Initial Class	200,746	1,577,435	1,028,686	482,068	17,947	56,572	2,158,027
Maxim Index 600 Portfolio Initial Class	279,040	1,797,339	1,025,045	230,491	47,427	3,901	2,179,305
Maxim International Index Portfolio Initial Class	505,038	—	5,250,008	247,848	1,875	—	4,146,360
Maxim Invesco ADR Portfolio Initial Class	109,256	2,604,033	600,072	1,683,182	188,618	—	1,136,258
Maxim Janus Large Cap Growth Portfolio Initial Class	131,175	993,861	685,427	168,970	4,247	8	1,200,248
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	41,104	498,237	391,235	57,666	12,889	218	706,172
Maxim MFS International Growth Portfolio Initial Class	99,294	2,119,145	479,059	1,340,718	179,896	366	930,383
Maxim Putnam Equity Income Portfolio Initial Class	173,100	—	1,793,941	38,017	(3,398)	—	1,490,392
Maxim Putnam High Yield Bond Portfolio Initial Class	70,380	399,045	241,095	70,887	2,216	15,181	527,144
Maxim S&P 500® Index Portfolio Initial Class	526,104	4,474,193	2,424,082	779,615	93,654	37,816	5,418,868
Maxim S&P MidCap 400® Index Portfolio Initial Class	269,224	—	2,876,402	183,803	2,600	5,657	2,301,869
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	95,191	1,226,510	611,157	389,940	8,074	12,126	1,222,252
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	24,890	656,201	216,175	352,955	65,031	—	402,218
Maxim Templeton Global Bond Portfolio Initial Class	77,154	538,139	341,874	121,832	8,141	19,316	705,185

					$644,062	$194,783	$28,155,927

Maxim Lifetime 2045 Portfolio II
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Maxim American Century Growth Portfolio Initial Class	555,191	$—	$5,705,761	$297,303	$905	$—	$4,957,857
Maxim Bond Index Portfolio Initial Class	248,895	2,037,788	1,953,689	654,023	22,489	63,819	3,442,221
Maxim Federated Bond Portfolio Initial Class	320,545	2,040,297	1,970,272	598,940	23,369	83,003	3,445,858
Maxim Index 600 Portfolio Initial Class	930,736	4,847,587	4,182,873	394,596	99,338	11,581	7,269,050
Maxim International Index Portfolio Initial Class	1,671,875	—	16,984,115	507,405	(6,749)	—	13,726,095
Maxim Invesco ADR Portfolio Initial Class	362,997	7,039,010	2,524,490	4,609,900	472,958	—	3,775,169
Maxim Janus Large Cap Growth Portfolio Initial Class	441,799	2,693,383	2,658,086	281,631	15,035	26	4,042,461
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	137,515	1,350,543	1,545,806	116,420	28,405	647	2,362,509
Maxim MFS International Growth Portfolio Initial Class	328,371	5,724,108	1,998,064	3,638,356	474,729	1,182	3,076,836
Maxim Putnam Equity Income Portfolio Initial Class	578,114	—	5,866,498	32,301	(3,437)	—	4,977,561
Maxim Putnam High Yield Bond Portfolio Initial Class	112,901	492,231	472,888	51,667	2,267	20,402	845,630
Maxim S&P 500® Index Portfolio Initial Class	1,751,998	12,015,825	9,685,592	1,325,778	185,432	113,204	18,045,578
Maxim S&P MidCap 400® Index Portfolio Initial Class	903,102	—	9,335,808	278,540	11,624	16,847	7,721,520
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	317,184	3,315,389	2,614,034	1,105,691	9,479	35,856	4,072,648
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	83,356	1,807,077	816,013	905,165	178,477	—	1,347,031
Maxim Templeton Global Bond Portfolio Initial Class	122,523	682,769	654,703	124,979	11,799	28,252	1,119,855

					$1,526,120	$374,819	$84,227,879

Maxim Lifetime 2045 Portfolio III
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Maxim American Century Growth Portfolio Initial Class	7,679	$—	$83,344	$9,009	$(364)	$—	$68,578
Maxim Bond Index Portfolio Initial Class	1,914	18,549	17,997	11,065	70	490	26,464
Maxim Federated Bond Portfolio Initial Class	2,465	18,568	18,359	10,743	198	637	26,504
Maxim Index 600 Portfolio Initial Class	12,939	77,820	70,404	25,022	4,335	170	101,057
Maxim International Index Portfolio Initial Class	23,299	—	276,392	48,329	(1,682)	—	191,282
Maxim Invesco ADR Portfolio Initial Class	5,048	112,134	40,187	82,513	8,190	—	52,497
Maxim Janus Large Cap Growth Portfolio Initial Class	6,113	42,839	44,817	16,934	944	—	55,935
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	1,906	21,523	25,001	7,041	1,346	10	32,753
Maxim MFS International Growth Portfolio Initial Class	4,582	90,759	32,085	64,995	7,769	16	42,929
Maxim Putnam Equity Income Portfolio Initial Class	8,011	—	87,943	8,049	(895)	—	68,971
Maxim Putnam High Yield Bond Portfolio Initial Class	862	4,650	4,496	2,087	89	179	6,459
Maxim S&P 500® Index Portfolio Initial Class	24,334	190,188	171,138	70,932	10,292	1,665	250,645
Maxim S&P MidCap 400® Index Portfolio Initial Class	12,525	—	151,731	26,181	(123)	246	107,086
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	4,399	52,844	44,950	29,291	1,902	528	56,488
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	1,158	28,321	13,568	17,848	2,810	—	18,711
Maxim Templeton Global Bond Portfolio Initial Class	959	6,404	6,430	3,260	213	231	8,765

					$35,094	$4,172	$1,115,124

Maxim Lifetime 2055 Portfolio I
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Maxim American Century Growth Portfolio Initial Class	45,541	$—	$483,173	$39,338	$53	$—	$406,677
Maxim Bond Index Portfolio Initial Class	39,314	418,500	303,161	200,380	2,624	11,064	543,714
Maxim Federated Bond Portfolio Initial Class	50,634	419,017	306,404	189,985	4,686	14,352	544,312
Maxim Index 600 Portfolio Initial Class	88,203	581,481	369,127	122,894	26,668	1,181	688,869
Maxim International Index Portfolio Initial Class	157,614	—	1,760,792	199,993	3,464	—	1,294,009
Maxim Invesco ADR Portfolio Initial Class	34,373	867,247	218,948	597,792	72,709	—	357,478
Maxim Janus Large Cap Growth Portfolio Initial Class	36,228	280,403	219,899	80,988	6,337	2	331,486
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	13,027	184,898	123,853	36,764	8,840	76	223,811
Maxim MFS International Growth Portfolio Initial Class	31,034	706,847	172,924	476,991	68,107	115	290,793
Maxim Putnam Equity Income Portfolio Initial Class	47,495	—	500,026	18,847	(705)	—	408,931
Maxim Putnam High Yield Bond Portfolio Initial Class	17,823	106,127	73,916	35,224	1,685	3,816	133,491
Maxim S&P 500® Index Portfolio Initial Class	144,196	1,233,227	769,155	306,704	47,336	10,150	1,485,224
Maxim S&P MidCap 400® Index Portfolio Initial Class	74,239	—	846,444	101,396	4,495	1,503	634,741
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	26,079	345,483	196,746	140,215	9,354	3,224	334,854
Maxim T. Rowe Price Mid CapGrowth Portfolio Initial Class	6,861	188,078	61,886	106,776	19,146	—	110,872
Maxim Templeton Global Bond Portfolio Initial Class	23,590	171,038	122,584	60,503	4,326	5,828	215,611

					$279,125	$51,311	$8,004,873

Maxim Lifetime 2055 Portfolio II
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Maxim American Century Growth Portfolio Initial Class	113,033	$—	$1,269,255	$168,569	$1,319	$—	$1,009,386
Maxim Bond Index Portfolio Initial Class	47,921	385,197	443,565	189,012	3,963	12,422	662,744
Maxim Federated Bond Portfolio Initial Class	61,773	385,673	448,100	178,148	4,946	16,159	664,065
Maxim Index 600 Portfolio Initial Class	218,855	1,102,598	1,099,789	179,794	22,646	2,694	1,709,262
Maxim International Index Portfolio Initial Class	396,303	—	4,173,333	277,468	(4,631)	—	3,253,646
Maxim Invesco ADR Portfolio Initial Class	85,741	1,644,366	737,922	1,205,463	127,863	—	891,702
Maxim Janus Large Cap Growth Portfolio Initial Class	89,570	529,458	612,374	116,866	1,326	5	819,562
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	32,360	350,014	371,005	54,267	9,753	172	555,946
Maxim MFS International Growth Portfolio Initial Class	77,862	1,330,973	594,624	957,036	119,951	283	729,571
Maxim Putnam Equity Income Portfolio Initial Class	118,275	—	1,235,071	44,222	(2,777)	—	1,018,347
Maxim Putnam High Yield Bond Portfolio Initial Class	21,926	96,624	107,329	26,579	633	4,115	164,226
Maxim S&P 500® Index Portfolio Initial Class	359,573	2,347,401	2,303,098	473,882	45,359	23,148	3,703,599
Maxim S&P MidCap 400® Index Portfolio Initial Class	183,978	—	1,969,286	126,761	3,197	3,392	1,573,016
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	64,859	651,608	608,603	275,147	4,113	7,265	832,790
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	16,938	352,280	192,872	202,865	31,777	—	273,714
Maxim Templeton Global Bond Portfolio Initial Class	28,771	161,330	176,062	52,937	2,998	6,822	262,971

					$372,436	$76,477	$18,124,547

Maxim Lifetime 2055 Portfolio III
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Maxim American Century Growth Portfolio Initial Class	2,082	$—	$21,372	$969	$(9)	$—	$18,591
Maxim Bond Index Portfolio Initial Class	549	2,598	8,295	3,515	32	125	7,600
Maxim Federated Bond Portfolio Initial Class	708	2,601	9,747	4,806	48	163	7,608
Maxim Index 600 Portfolio Initial Class	4,077	12,165	35,323	7,992	1,107	54	31,844
Maxim International Index Portfolio Initial Class	7,384	—	89,759	16,411	(194)	—	60,622
Maxim Invesco ADR Portfolio Initial Class	1,601	18,244	18,637	15,729	1,177	—	16,651
Maxim Janus Large Cap Growth Portfolio Initial Class	1,647	5,885	18,109	4,684	170	—	15,071
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	600	3,859	11,527	2,497	371	3	10,300
Maxim MFS International Growth Portfolio Initial Class	1,455	14,870	15,179	12,700	1,057	5	13,630
Maxim Putnam Equity Income Portfolio Initial Class	2,193	—	22,850	625	(21)	—	18,883
Maxim Putnam High Yield Bond Portfolio Initial Class	247	695	2,188	841	(5)	52	1,854
Maxim S&P 500® Index Portfolio Initial Class	6,661	26,428	73,749	19,870	1,897	448	68,604
Maxim S&P MidCap 400® Index Portfolio Initial Class	3,404	—	37,853	2,674	97	68	29,104
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	1,208	7,251	20,079	8,610	(25)	143	15,508
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	314	3,887	6,511	4,061	329	—	5,080
Maxim Templeton Global Bond Portfolio Initial Class	326	1,044	3,369	1,159	16	78	2,978

					$6,047	$1,139	$323,928

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2011 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
Lifetime 2015 Portfolio I	$108,490,418	$1,147,627	$(6,381,152)	$(5,233,525)
Lifetime 2015 Portfolio II	343,890,761	3,144,321	(23,517,575)	(20,373,254)
Lifetime 2015 Portfolio III	5,995,773	35,857	(544,867)	(509,010)
Lifetime 2025 Portfolio I	132,054,340	896,875	(9,729,151)	(8,832,276)
Lifetime 2025 Portfolio II	455,737,810	2,128,440	(41,143,528)	(39,015,088)
Lifetime 2025 Portfolio III	8,294,712	20,017	(1,089,770)	(1,069,753)
Lifetime 2035 Portfolio I	98,409,581	280,053	(9,411,701)	(9,131,648)
Lifetime 2035 Portfolio II	310,690,903	452,281	(34,318,445)	(33,866,164)
Lifetime 2035 Portfolio III	4,909,498	3,124	(601,792)	(598,668)
Lifetime 2045 Portfolio I	44,734,831	64,912	(4,731,896)	(4,666,984)
Lifetime 2045 Portfolio II	137,117,759	107,777	(16,001,928)	(15,894,151)
Lifetime 2045 Portfolio III	1,853,096	771	(241,792)	(241,021)
Lifetime 2055 Portfolio I	13,094,603	16,617	(1,451,674)	(1,435,057)
Lifetime 2055 Portfolio II	30,383,925	20,295	(3,721,911)	(3,701,616)
Lifetime 2055 Portfolio III	566,938	203	(89,080)	(88,877)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
302,953	Maxim Federated Bond Portfolio Initial Class(a)	$3,256,745
243,050	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	1,820,443
195,126	Maxim Short Duration Bond Portfolio Initial Class(a)	2,009,792
349,459	Maxim Templeton Global Bond Portfolio Initial Class(a)	3,194,056
347,810	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	4,337,190

TOTAL BOND MUTUAL FUNDS — 47.80% (Cost $14,598,924)		$14,618,226

EQUITY MUTUAL FUNDS
99,496	Maxim American Century Growth Portfolio Initial Class(a)	888,496
67,908	Maxim Invesco ADR Portfolio Initial Class(a)	706,245
96,529	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	883,241
75,721	Maxim MFS International Growth Portfolio Initial Class(a)	709,502
95,598	Maxim MFS International Value Portfolio Initial Class(a)	714,118
97,454	Maxim MidCap Value Portfolio Initial Class(a)	844,925
173,972	Maxim Putnam Equity Income Portfolio Initial Class(a)	1,497,902
117,052	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	1,502,949
24,601	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	397,551
80,115	Putnam Multi-Cap Value Fund A(a)	840,410

TOTAL EQUITY MUTUAL FUNDS — 29.38% (Cost $9,590,185)		$8,985,339

Interest

FIXED INTEREST CONTRACT
5,732,189(b)	Great-West Life & Annuity Contract(a)	6,985,246

TOTAL FIXED INTEREST CONTRACT — 22.84% (Cost $6,688,063)		$6,985,246

TOTAL INVESTMENTS — 100.02% (Cost $30,877,172)		$30,588,811

OTHER ASSETS & LIABILITIES — (0.02)%		$(6,487)

TOTAL NET ASSETS — 100.00%		$30,582,324

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
392,610	Maxim Federated Bond Portfolio Initial Class(a)	$4,220,554
305,031	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	2,284,686
450,957	Maxim Templeton Global Bond Portfolio Initial Class(a)	4,121,747
375,582	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	4,683,511

TOTAL BOND MUTUAL FUNDS — 33.43% (Cost $15,426,329)		$15,310,498

EQUITY MUTUAL FUNDS
247,268	Maxim American Century Growth Portfolio Initial Class(a)	2,208,107
160,644	Maxim Invesco ADR Portfolio Initial Class(a)	1,670,700
239,374	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	2,190,269
38,940	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	668,986
178,293	Maxim MFS International Growth Portfolio Initial Class(a)	1,670,603
225,759	Maxim MFS International Value Portfolio Initial Class(a)	1,686,418
163,293	Maxim MidCap Value Portfolio Initial Class(a)	1,415,753
338,848	Maxim Putnam Equity Income Portfolio Initial Class(a)	2,917,481
73,392	Maxim Small Cap Value Portfolio Initial Class(a)	668,602
228,443	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	2,933,204
45,488	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	735,081
133,941	Putnam Multi-Cap Value Fund A(a)	1,405,047

TOTAL EQUITY MUTUAL FUNDS — 44.05% (Cost $21,265,864)		$20,170,251

Interest

FIXED INTEREST CONTRACT
8,470,370(b)	Great-West Life & Annuity Contract(a)	10,321,993

TOTAL FIXED INTEREST CONTRACT — 22.54% (Cost $9,942,500)		$10,321,993

TOTAL INVESTMENTS — 100.02% (Cost $46,634,693)		$45,802,742

OTHER ASSETS & LIABILITIES — (0.02)%		$(9,418)

TOTAL NET ASSETS — 100.00%		$45,793,324

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,128,498	Maxim Federated Bond Portfolio Initial Class(a)	$12,131,354
673,344	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	5,043,349
1,289,741	Maxim Templeton Global Bond Portfolio Initial Class(a)	11,788,231
971,227	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	12,111,203

TOTAL BOND MUTUAL FUNDS — 24.52% (Cost $40,575,610)		$41,074,137

EQUITY MUTUAL FUNDS
1,087,608	Maxim American Century Growth Portfolio Initial Class(a)	9,712,343
859,240	Maxim Invesco ADR Portfolio Initial Class(a)	8,936,099
1,053,101	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	9,635,873
142,429	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	2,446,926
956,564	Maxim MFS International Growth Portfolio Initial Class(a)	8,963,003
1,214,565	Maxim MFS International Value Portfolio Initial Class(a)	9,072,800
613,164	Maxim MidCap Value Portfolio Initial Class(a)	5,316,133
1,528,160	Maxim Putnam Equity Income Portfolio Initial Class(a)	13,157,459
302,563	Maxim Small Cap Growth Portfolio Initial Class(a)	4,865,216
268,550	Maxim Small Cap Value Portfolio Initial Class(a)	2,446,488
1,031,189	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	13,240,466
351,644	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	5,682,563
502,980	Putnam Multi-Cap Value Fund A(a)	5,276,260

TOTAL EQUITY MUTUAL FUNDS — 58.94% (Cost $96,976,477)		$98,751,629

Interest

FIXED INTEREST CONTRACT
22,770,360(b)	Great-West Life & Annuity Contract(a)	27,747,960

TOTAL FIXED INTEREST CONTRACT — 16.56% (Cost $26,555,199)		$27,747,960

TOTAL INVESTMENTS — 100.02% (Cost $164,107,286)		$167,573,726

OTHER ASSETS & LIABILITIES — (0.02)%		$(35,436)

TOTAL NET ASSETS — 100.00%		$167,538,290

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
609,911	Maxim Federated Bond Portfolio Initial Class(a)	$6,556,544
510,318	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	3,822,283
698,209	Maxim Templeton Global Bond Portfolio Initial Class(a)	6,381,628
525,053	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	6,547,414

TOTAL BOND MUTUAL FUNDS — 18.45% (Cost $23,156,150)		$23,307,869

EQUITY MUTUAL FUNDS
896,803	Maxim American Century Growth Portfolio Initial Class(a)	8,008,454
772,359	Maxim Invesco ADR Portfolio Initial Class(a)	8,032,531
869,151	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	7,952,734
180,585	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	3,102,441
859,965	Maxim MFS International Growth Portfolio Initial Class(a)	8,057,872
1,091,653	Maxim MFS International Value Portfolio Initial Class(a)	8,154,647
907,797	Maxim MidCap Value Portfolio Initial Class(a)	7,870,604
1,233,156	Maxim Putnam Equity Income Portfolio Initial Class(a)	10,617,470
230,266	Maxim Small Cap Growth Portfolio Initial Class(a)	3,702,674
340,436	Maxim Small Cap Value Portfolio Initial Class(a)	3,101,375
831,084	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	10,671,113
255,279	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	4,125,316
745,476	Putnam Multi-Cap Value Fund A(a)	7,820,046

TOTAL EQUITY MUTUAL FUNDS — 72.22% (Cost $86,678,759)		$91,217,277

Interest

FIXED INTEREST CONTRACT
9,693,754(b)	Great-West Life & Annuity Contract(a)	11,812,809

TOTAL FIXED INTEREST CONTRACT — 9.35% (Cost $11,439,618)		$11,812,809

TOTAL INVESTMENTS — 100.02% (Cost $121,274,527)		$126,337,955

OTHER ASSETS & LIABILITIES — (0.02)%		$(26,810)

TOTAL NET ASSETS — 100.00%		$126,311,145

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
560,040	Maxim American Century Growth Portfolio Initial Class(a)	$5,001,157
526,005	Maxim Invesco ADR Portfolio Initial Class(a)	5,470,451
541,312	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	4,953,002
138,200	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	2,374,270
584,224	Maxim MFS International Growth Portfolio Initial Class(a)	5,474,177
737,691	Maxim MFS International Value Portfolio Initial Class(a)	5,510,557
626,832	Maxim MidCap Value Portfolio Initial Class(a)	5,434,632
692,931	Maxim Putnam Equity Income Portfolio Initial Class(a)	5,966,140
183,231	Maxim Small Cap Growth Portfolio Initial Class(a)	2,946,355
259,816	Maxim Small Cap Value Portfolio Initial Class(a)	2,366,927
465,573	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	5,977,956
170,230	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	2,750,924
515,663	Putnam Multi-Cap Value Fund A(a)	5,409,302

TOTAL EQUITY MUTUAL FUNDS — 100.02% (Cost $58,396,226)		$59,635,850

TOTAL INVESTMENTS — 100.02% (Cost $58,396,226)		$59,635,850

OTHER ASSETS & LIABILITIES — (0.02)%		$(12,802)

TOTAL NET ASSETS — 100.00%		$59,623,048

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Conservative Profile I, Maxim Moderately Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Aggressive Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio and to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

The Board of Directors has approved a new share class for the Portfolios, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolios is not yet capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these portfolios Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Maxim Conservative Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$14,618,226	$-	$-	$14,618,226
Equity Mutual Funds	8,985,339	-	-	8,985,339
Fixed Interest Contract	-	-	6,985,246	6,985,246

Total	$23,603,565	$0	$6,985,246	$30,588,811

Maxim Moderately Conservative Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$15,310,498	$-	$-	$15,310,498
Equity Mutual Funds	20,170,251	-	-	20,170,251
Fixed Interest Contract	-	-	10,321,993	10,321,993

Total	$35,480,749	$0	$10,321,993	$45,802,742

Maxim Moderate Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$41,074,137	$-	$-	$41,074,137
Equity Mutual Funds	98,751,629	-	-	98,751,629
Fixed Interest Contract	-	-	27,747,960	27,747,960

Total	$139,825,766	$0	$27,747,960	$167,573,726

Maxim Moderately Aggressive Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$23,307,869	$-	$-	$23,307,869
Equity Mutual Funds	91,217,277	-	-	91,217,277
Fixed Interest Contract	-	-	11,812,809	11,812,809

Total	$114,525,146	$0	$11,812,809	$126,337,955

Maxim Aggressive Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$59,635,850	$0	$0	$59,635,850

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2011:

Description	Maxim Conservative Profile I Portfolio	Maxim Moderately Conservative Profile I Portfolio	Maxim Moderate Profile I Portfolio	Maxim Moderately Aggressive Profile I Portfolio
Beginning Balance, January 1, 2011	$6,286,677	$9,679,937	$28,906,851	$12,328,477
Total realized gains	48,593	136,231	377,023	119,000
Total unrealized gains (loss)	25,787	(96,963)	(240,707)	(16,930)
Purchases	1,330,163	2,477,096	3,369,725	1,905,468
Sales	(705,974)	(1,874,308)	(4,664,932)	(2,523,206)
Transfers into Level 3	-	-	-	-
Transfers (out of) Level 3	-	-	-	-

Ending Balance, September 30, 2011	$6,985,246	$10,321,993	$27,747,960	$11,812,809

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success for each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each of the Portfolios complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolios are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007, or state tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

Other Transactions with Affiliates

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The following tables are a summary of the transactions for each underlying Investment during the period ended September 30, 2011, in which the issuer was an affiliate of a Portfolio as defined in the 1940 Act.

Maxim Conservative Profile I Portfolio
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	5,732,189	$6,286,677	$1,330,163	$705,974	$48,593	$—	$6,985,246
Maxim American Century Growth Portfolio Initial Class	99,496	—	1,095,615	99,854	(2,435)	—	888,496
Maxim Federated Bond Portfolio Initial Class	302,953	2,946,135	663,794	369,172	49,436	85,227	3,256,745
Maxim Invesco ADR Portfolio Initial Class	67,908	665,875	274,121	62,717	33,497	—	706,245
Maxim Janus Large Cap Growth Portfolio Initial Class	96,529	1,681,110	610,708	900,300	270,659	6	883,241
Maxim MFS International Growth Portfolio Initial Class	75,721	663,361	273,534	72,891	42,883	279	709,502
Maxim MFS International Value Portfolio Initial Class	95,598	661,727	193,692	63,585	38,559	—	714,118
Maxim MidCap Value Portfolio Initial Class	97,454	797,919	289,541	82,089	64,792	2,205	844,925
Maxim Putnam Equity Income Portfolio Initial Class	173,972	—	1,556,820	22,721	508	—	1,497,902
Maxim Putnam High Yield Bond Portfolio Initial Class	243,050	1,124,811	951,895	95,008	21,506	50,347	1,820,443
Maxim Short Duration Bond Portfolio Initial Class	195,126	1,817,079	421,847	210,460	18,061	42,989	2,009,792
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	117,052	1,415,540	496,786	129,684	87,034	11,680	1,502,949
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	24,601	374,690	145,838	61,355	13,870	—	397,551
Maxim Templeton Global Bond Portfolio Initial Class	349,459	2,957,973	803,929	323,652	39,176	84,876	3,194,056
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	347,810	3,923,289	892,921	564,791	10,943	106,339	4,337,190
Putnam Equity Income Fund	—	1,410,940	489,300	1,505,106	264,286	5,468	—
Putnam High Yield Advantage Fund A	—	570,671	22,083	561,524	39,311	5,076	—
Putnam Multi-Cap Value Fund A	80,115	800,376	310,289	70,731	61,706	—	840,410

					$1,102,385	$394,492	$30,588,811

Maxim Moderately Conservative Profile I Portfolio
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	8,470,370	$9,679,937	$2,477,096	$1,874,308	$136,231	$—	$10,321,993
Maxim American Century Growth Portfolio Initial Class	247,268	—	2,608,594	127,262	(818)	—	2,208,107
Maxim Federated Bond Portfolio Initial Class	392,610	3,976,644	1,088,387	842,740	86,283	110,741	4,220,554
Maxim Invesco ADR Portfolio Initial Class	160,644	1,651,627	580,636	151,653	88,246	—	1,670,700
Maxim Janus Large Cap Growth Portfolio Initial Class	239,374	4,412,091	1,182,120	2,369,320	450,406	14	2,190,269
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	38,940	665,477	220,477	78,055	30,889	228	668,986
Maxim MFS International Growth Portfolio Initial Class	178,293	1,638,368	566,893	156,824	118,907	630	1,670,603
Maxim MFS International Value Portfolio Initial Class	225,759	1,636,880	396,945	162,163	94,403	—	1,686,418
Maxim MidCap Value Portfolio Initial Class	163,293	1,407,439	386,237	110,022	110,327	3,655	1,415,753
Maxim Putnam Equity Income Portfolio Initial Class	338,848	—	3,025,247	86,954	1,673	—	2,917,481
Maxim Putnam High Yield Bond Portfolio Initial Class	305,031	1,474,609	1,235,510	207,386	45,242	63,053	2,284,686
Maxim Small Cap Value Portfolio Initial Class	73,392	664,764	244,581	86,102	32,382	1,006	668,602
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	228,443	2,897,785	783,404	254,683	123,268	22,510	2,933,204
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	45,488	730,929	202,514	67,319	44,178	—	735,081
Maxim Templeton Global Bond Portfolio Initial Class	450,957	3,992,661	1,109,130	619,718	101,781	106,809	4,121,747
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	375,582	4,412,986	1,220,992	1,036,267	16,711	115,149	4,683,511
Putnam Equity Income Fund	—	2,888,325	724,736	2,889,256	425,476	10,864	—
Putnam High Yield Advantage Fund A	—	750,292	19,307	723,716	56,414	6,575	—
Putnam Multi-Cap Value Fund A	133,941	1,411,790	421,233	95,397	104,222	—	1,405,047

					$2,066,221	$441,234	$45,802,742

Maxim Moderate Profile I Portfolio
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	22,770,360	$28,906,851	$3,369,725	$4,664,932	$377,023	$—	$27,747,960
Maxim American Century Growth Portfolio Initial Class	1,087,608	—	11,892,537	940,650	(23,504)	—	9,712,343
Maxim Federated Bond Portfolio Initial Class	1,128,498	12,700,042	1,710,472	2,299,485	253,150	335,370	12,131,354
Maxim Invesco ADR Portfolio Initial Class	859,240	9,849,747	1,703,242	863,613	(69,384)	—	8,936,099
Maxim Janus Large Cap Growth Portfolio Initial Class	1,053,101	21,740,517	3,374,120	8,951,847	3,810,506	66	9,635,873
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	142,429	2,732,656	468,921	193,085	149,449	915	2,446,926
Maxim MFS International Growth Portfolio Initial Class	956,564	9,788,851	1,655,022	974,007	51,103	3,541	8,963,003
Maxim MFS International Value Portfolio Initial Class	1,214,565	9,788,306	823,568	611,777	430,635	—	9,072,800
Maxim MidCap Value Portfolio Initial Class	613,164	5,925,210	750,341	370,178	380,737	15,007	5,316,133
Maxim Putnam Equity Income Portfolio Initial Class	1,528,160	—	14,681,573	121,376	3,096	—	13,157,459
Maxim Putnam High Yield Bond Portfolio Initial Class	673,344	3,636,644	2,348,611	352,349	194,171	151,545	5,043,349
Maxim Small Cap Growth Portfolio Initial Class	302,563	5,421,492	1,292,106	967,849	261,317	—	4,865,216
Maxim Small Cap Value Portfolio Initial Class	268,550	2,729,744	530,121	204,793	140,969	3,908	2,446,488
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	1,031,189	14,645,129	1,714,417	920,970	437,330	110,834	13,240,466
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	351,644	6,328,193	929,960	405,073	476,849	—	5,682,563
Maxim Templeton Global Bond Portfolio Initial Class	1,289,741	12,751,322	1,887,497	1,665,996	471,867	326,793	11,788,231
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	971,227	12,684,239	1,756,107	2,516,831	114,291	314,035	12,111,203
Putnam Equity Income Fund	—	14,597,282	1,715,678	13,489,230	2,736,496	54,293	—
Putnam High Yield Advantage Fund A	—	1,844,809	30,898	1,701,065	200,871	16,242	—
Putnam Multi-Cap Value Fund A	502,980	5,943,520	905,886	300,040	372,314	—	5,276,260

					$10,769,286	$1,332,549	$167,573,726

Maxim Moderately Aggressive Profile I Portfolio
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	9,693,754	$12,328,477	$1,905,468	$2,523,206	$119,000	$—	$11,812,809
Maxim American Century Growth Portfolio Initial Class	896,803	—	9,699,522	645,773	(15,635)	—	8,008,454
Maxim Federated Bond Portfolio Initial Class	609,911	6,878,009	1,187,563	1,537,685	122,216	183,326	6,556,544
Maxim Invesco ADR Portfolio Initial Class	772,359	8,869,102	1,591,707	799,096	(30,406)	—	8,032,531
Maxim Janus Large Cap Growth Portfolio Initial Class	869,151	17,857,153	2,799,976	8,111,845	2,323,804	54	7,952,734
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	180,585	3,453,116	555,940	187,667	185,711	1,181	3,102,441
Maxim MFS International Growth Portfolio Initial Class	859,965	8,811,705	1,493,126	864,971	60,535	3,163	8,057,872
Maxim MFS International Value Portfolio Initial Class	1,091,653	8,813,823	917,225	682,410	441,155	—	8,154,647
Maxim MidCap Value Portfolio Initial Class	907,797	8,749,896	971,337	453,856	468,971	22,660	7,870,604
Maxim Putnam Equity Income Portfolio Initial Class	1,233,156	—	11,987,460	153,325	3,090	—	10,617,470
Maxim Putnam High Yield Bond Portfolio Initial Class	510,318	2,757,296	1,936,291	474,208	92,171	117,194	3,822,283
Maxim Small Cap Growth Portfolio Initial Class	230,266	4,110,541	901,043	470,866	350,148	—	3,702,674
Maxim Small Cap Value Portfolio Initial Class	340,436	3,449,428	628,778	213,380	158,369	4,917	3,101,375
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	831,084	11,797,778	1,275,928	602,312	344,796	91,460	10,671,113
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	255,279	4,578,661	570,842	233,053	273,057	—	4,125,316
Maxim Templeton Global Bond Portfolio Initial Class	698,209	6,905,744	1,250,469	1,091,637	300,062	178,102	6,381,628
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	525,053	6,869,443	1,215,134	1,666,441	38,453	171,674	6,547,414
Putnam Equity Income Fund	—	11,759,261	1,327,899	11,175,281	1,891,842	44,241	—
Putnam High Yield Advantage Fund A	—	1,398,602	26,160	1,324,901	119,759	12,361	—
Putnam Multi-Cap Value Fund A	745,476	8,776,935	1,164,980	339,075	420,358	—	7,820,046

					$7,667,456	$830,333	$126,337,955

Maxim Aggressive Profile I Portfolio
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Maxim American Century Growth Portfolio Initial Class	560,040	$—	$6,125,113	$443,919	$(22,487)	$—	$5,001,157
Maxim Invesco ADR Portfolio Initial Class	526,005	6,243,045	1,189,752	898,994	(106,122)	—	5,470,451
Maxim Janus Large Cap Growth Portfolio Initial Class	541,312	11,561,030	1,599,232	6,040,857	699,052	33	4,953,002
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	138,200	2,735,324	348,362	159,475	115,389	947	2,374,270
Maxim MFS International Growth Portfolio Initial Class	584,224	6,192,849	1,057,453	869,316	(13,176)	2,143	5,474,177
Maxim MFS International Value Portfolio Initial Class	737,691	6,204,124	819,589	750,114	449,504	—	5,510,557
Maxim MidCap Value Portfolio Initial Class	626,832	6,268,629	551,211	696,460	1,097	16,484	5,434,632
Maxim Putnam Equity Income Portfolio Initial Class	692,931	—	7,008,960	74,782	1,474	—	5,966,140
Maxim Small Cap Growth Portfolio Initial Class	183,231	3,391,760	562,290	491,221	91,423	—	2,946,355
Maxim Small Cap Value Portfolio Initial Class	259,816	2,732,406	414,407	147,095	143,035	3,746	2,366,927
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	465,573	6,871,619	683,017	531,289	174,112	54,123	5,977,956
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	170,230	3,169,486	276,307	168,450	155,191	—	2,750,924
Putnam Equity Income Fund	—	6,849,185	625,832	6,595,731	1,104,375	25,971	—
Putnam Multi-Cap Value Fund A	515,663	6,294,853	602,675	485,445	3,334	—	5,409,302

					$2,796,201	$103,447	$59,635,850

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2011 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Maxim Conservative Profile I Portfolio	$30,895,033	$572,546	$(878,768)	$(306,222)
Maxim Moderately Conservative Profile I Portfolio	46,647,431	788,510	(1,633,199)	(844,689)
Maxim Moderate Profile I Portfolio	164,317,317	8,720,650	(5,464,241)	3,256,409
Maxim Moderately Aggressive Profile I Portfolio	121,394,040	9,724,959	(4,781,044)	4,943,915
Maxim Aggressive Profile I Portfolio	58,588,305	4,339,485	(3,291,940)	1,047,545

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
4,442,136	Maxim American Century Growth Portfolio Initial Class(a)	$39,668,273
4,182,954	Maxim Invesco ADR Portfolio Initial Class(a)	43,502,726
4,296,544	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	39,313,379
1,095,186	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	18,815,288
4,650,037	Maxim MFS International Growth Portfolio Initial Class(a)	43,570,842
5,896,955	Maxim MFS International Value Portfolio Initial Class(a)	44,050,255
4,982,635	Maxim MidCap Value Portfolio Initial Class(a)	43,199,449
5,508,751	Maxim Putnam Equity Income Portfolio Initial Class(a)	47,430,349
1,453,579	Maxim Small Cap Growth Portfolio Initial Class(a)	23,373,548
2,063,915	Maxim Small Cap Value Portfolio Initial Class(a)	18,802,263
3,713,944	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	47,687,037
1,351,036	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	21,832,745
4,091,791	Putnam Multi-Cap Value Fund A(a)	42,922,892

TOTAL EQUITY MUTUAL FUNDS — 100.01% (Cost $485,133,669)		$474,169,046

TOTAL INVESTMENTS — 100.01% (Cost $485,133,669)		$474,169,046

OTHER ASSETS & LIABILITIES — (0.01)%		$(40,810)

TOTAL NET ASSETS — 100.00%		$474,128,236

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
798,626	Maxim Federated Bond Portfolio Initial Class(a)	$8,585,229
669,764	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	5,016,531
918,002	Maxim Templeton Global Bond Portfolio Initial Class(a)	8,390,541
687,118	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	8,568,363

TOTAL BOND MUTUAL FUNDS — 18.44% (Cost $31,189,151)		$30,560,664

EQUITY MUTUAL FUNDS
1,179,538	Maxim American Century Growth Portfolio Initial Class(a)	10,533,270
1,016,569	Maxim Invesco ADR Portfolio Initial Class(a)	10,572,321
1,139,838	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	10,429,521
236,819	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	4,068,557
1,130,597	Maxim MFS International Growth Portfolio Initial Class(a)	10,593,691
1,429,864	Maxim MFS International Value Portfolio Initial Class(a)	10,681,087
1,192,798	Maxim MidCap Value Portfolio Initial Class(a)	10,341,556
1,621,274	Maxim Putnam Equity Income Portfolio Initial Class(a)	13,959,172
300,948	Maxim Small Cap Growth Portfolio Initial Class(a)	4,839,239
445,053	Maxim Small Cap Value Portfolio Initial Class(a)	4,054,429
1,091,310	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	14,012,417
334,036	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	5,398,022
977,768	Putnam Multi-Cap Value Fund A(a)	10,256,784

TOTAL EQUITY MUTUAL FUNDS — 72.24% (Cost $128,595,190)		$119,740,066

Interest

FIXED INTEREST CONTRACT
12,692,253(b)	Great-West Life & Annuity Contract(a)	15,466,780

TOTAL FIXED INTEREST CONTRACT — 9.33% (Cost $15,071,493)		$15,466,780

TOTAL INVESTMENTS — 100.01% (Cost $174,855,834)		$165,767,510

OTHER ASSETS & LIABILITIES — (0.01)%		$(14,001)

TOTAL NET ASSETS — 100.00%		$165,753,509

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
5,531,919	Maxim Federated Bond Portfolio Initial Class(a)	$59,468,130
3,315,447	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	24,832,693
6,351,832	Maxim Templeton Global Bond Portfolio Initial Class(a)	58,055,745
4,762,924	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	59,393,664

TOTAL BOND MUTUAL FUNDS — 24.48%
(Cost $199,509,649)		$201,750,232

EQUITY MUTUAL FUNDS
5,359,691	Maxim American Century Growth Portfolio Initial Class(a)	47,862,043
4,232,321	Maxim Invesco ADR Portfolio Initial Class(a)	44,016,138
5,179,788	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	47,395,065
702,441	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	12,067,936
4,713,798	Maxim MFS International Growth Portfolio Initial Class(a)	44,168,290
5,966,612	Maxim MFS International Value Portfolio Initial Class(a)	44,570,593
3,023,809	Maxim MidCap Value Portfolio Initial Class(a)	26,216,422
7,539,571	Maxim Putnam Equity Income Portfolio Initial Class(a)	64,915,706
1,490,020	Maxim Small Cap Growth Portfolio Initial Class(a)	23,959,515
1,323,023	Maxim Small Cap Value Portfolio Initial Class(a)	12,052,737
5,086,024	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	65,304,545
1,731,467	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	27,980,499
2,478,864	Putnam Multi-Cap Value Fund A(a)	26,003,287

TOTAL EQUITY MUTUAL FUNDS — 59.03%
(Cost $483,713,387)		$486,512,776

Interest

FIXED INTEREST CONTRACT
111,627,541(b)	Great-West Life & Annuity Contract(a)	136,029,322

TOTAL FIXED INTEREST CONTRACT — 16.50%
(Cost $130,096,803)		$136,029,322

TOTAL INVESTMENTS — 100.01%
(Cost $813,319,839)		$824,292,330

OTHER ASSETS & LIABILITIES — (0.01)%		$(69,908)

TOTAL NET ASSETS — 100.00%		$824,222,422

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
493,772	Maxim Federated Bond Portfolio Initial Class(a)	$5,308,046
384,328	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	2,878,618
569,216	Maxim Templeton Global Bond Portfolio Initial Class(a)	5,202,633
472,178	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	5,888,065

TOTAL BOND MUTUAL FUNDS — 33.41%
(Cost $19,669,427)		$19,277,362

EQUITY MUTUAL FUNDS
313,242	Maxim American Century Growth Portfolio Initial Class(a)	2,797,255
202,393	Maxim Invesco ADR Portfolio Initial Class(a)	2,104,891
303,519	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	2,777,196
49,004	Maxim Loomis Sayles Small Cap Value Portfolio Initial Class(a)	841,895
224,508	Maxim MFS International Growth Portfolio Initial Class(a)	2,103,639
284,726	Maxim MFS International Value Portfolio Initial Class(a)	2,126,902
205,882	Maxim MidCap Value Portfolio Initial Class(a)	1,785,001
426,842	Maxim Putnam Equity Income Portfolio Initial Class(a)	3,675,108
92,224	Maxim Small Cap Value Portfolio Initial Class(a)	840,159
287,087	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	3,686,200
57,399	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	927,559
169,095	Putnam Multi-Cap Value Fund A(a)	1,773,803

TOTAL EQUITY MUTUAL FUNDS — 44.08%
(Cost $27,938,850)		$25,439,608

Interest

FIXED INTEREST CONTRACT
10,663,093(b)	Great-West Life & Annuity Contract(a)	12,994,045

TOTAL FIXED INTEREST CONTRACT — 22.52%
(Cost $12,644,840)		$12,994,045

TOTAL INVESTMENTS — 100.01%
(Cost $60,253,117)		$57,711,015

OTHER ASSETS & LIABILITIES — (0.01)%		$(4,814)

TOTAL NET ASSETS — 100.00%		$57,706,201

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
2,785,905	Maxim Federated Bond Portfolio Initial Class(a)	$29,948,484
2,222,332	Maxim Putnam High Yield Bond Portfolio Initial Class(a)	16,645,268
1,794,039	Maxim Short Duration Bond Portfolio Initial Class(a)	18,478,598
3,194,932	Maxim Templeton Global Bond Portfolio Initial Class(a)	29,201,678
3,198,359	Maxim U.S. Government Mortgage Securities Portfolio Initial Class(a)	39,883,539

TOTAL BOND MUTUAL FUNDS — 47.94% (Cost $133,650,303)		$134,157,567

EQUITY MUTUAL FUNDS
896,268	Maxim American Century Growth Portfolio Initial Class(a)	8,003,669
619,873	Maxim Invesco ADR Portfolio Initial Class(a)	6,446,682
867,428	Maxim Janus Large Cap Growth Portfolio Initial Class(a)	7,936,971
691,298	Maxim MFS International Growth Portfolio Initial Class(a)	6,477,462
875,927	Maxim MFS International Value Portfolio Initial Class(a)	6,543,174
881,417	Maxim MidCap Value Portfolio Initial Class(a)	7,641,889
1,576,796	Maxim Putnam Equity Income Portfolio Initial Class(a)	13,576,209
1,063,780	Maxim T. Rowe Price Equity/Income Portfolio Initial Class(a)	13,658,929
221,888	Maxim T. Rowe Price MidCap Growth Portfolio Initial Class(a)	3,585,707
722,386	Putnam Multi-Cap Value Fund A(a)	7,577,833

TOTAL EQUITY MUTUAL FUNDS — 29.11% (Cost $85,886,510)		$81,448,525

Interest

FIXED INTEREST CONTRACT
52,732,648(b)	Great-West Life & Annuity Contract(a)	64,260,005

TOTAL FIXED INTEREST CONTRACT — 22.96% (Cost $61,081,459)		$64,260,005

TOTAL INVESTMENTS — 100.01% (Cost $280,618,272)		$279,866,097

OTHER ASSETS & LIABILITIES — (0.01)%		$(23,422)

TOTAL NET ASSETS — 100.00%		$279,842,675

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim Conservative Profile II, Maxim Moderately Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Aggressive Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio and to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

Each of the Portfolios offers two share classes, referred to as Initial Class and Class L shares. All shares of the Portfolios represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Initial Class shares are not subject to any distribution fees, and Class L shares are subject to an annual distribution fee of 0.25% of the corresponding Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these portfolios Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Maxim Conservative Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$134,157,567	$-	$-	$134,157,567
Equity Mutual Funds	81,448,527	-	-	81,448,527
Fixed Interest Contract	-	-	64,260,005	64,260,005

Total	$215,606,094	$0	$64,260,005	$279,866,099

Maxim Moderately Conservative Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$19,277,362	$-	$-	$19,277,362
Equity Mutual Funds	25,439,608	-	-	25,439,608
Fixed Interest Contract	-	-	12,994,045	12,994,045

Total	$44,716,970	$0	$12,994,045	$57,711,015

Maxim Moderate Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$201,750,232	$-	$-	$201,750,232
Equity Mutual Funds	486,512,776	-	-	486,512,776
Fixed Interest Contract	-	-	136,029,322	136,029,322

Total	$688,263,008	$0	$136,029,322	$824,292,330

Maxim Moderately Aggressive Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$30,560,664	$-	$-	$30,560,664
Equity Mutual Funds	119,740,066	-	-	119,740,066
Fixed Interest Contract	-	-	15,466,780	15,466,780

Total	$150,300,730	$0	$15,466,780	$165,767,510

Maxim Aggressive Profile II Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$474,169,046	$0	$0	$474,169,046

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2011:

Description	Maxim Conservative Profile II Portfolio	Maxim Moderately Conservative Profile II Portfolio	Maxim Moderate Profile II Portfolio	Maxim Moderately Aggressive Profile II Portfolio

Beginning Balance, January 1, 2011	$69,917,585	19,851,825	164,624,040	26,923,289
Total realized gains	1,646,670	368,659	4,959,950	460,105
Total unrealized loss	(2,096,544)	(488,361)	(7,174,410)	(584,248)
Purchases	7,546,463	3,281,776	15,796,742	5,013,511
Sales	(12,754,169)	(10,019,854)	(42,177,000)	(16,345,877)
Transfers into Level 3	-	-	-	-
Transfers (out of) Level 3	-	-	-	-

Ending Balance, September 30, 2011	$64,260,005	$12,994,045	$136,029,322	$15,466,780

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success for each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each of the Portfolios complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolios are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007, or state tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. Each Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption ASC No. 2010-06 did not have an impact on the Portfolios’ financial position or the results of its operations.

Other Transactions with Affiliates

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

The following tables are a summary of the transactions for each underlying Investment during the period ended September 30, 2011, in which the issuer was an affiliate of a Portfolio as defined in the 1940 Act.

Maxim Conservative Profile II Portfolio
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	52,732,648	$69,917,585	$7,546,463	$12,754,169	$1,646,670	$—	$64,260,005
Maxim American Century Growth Portfolio Initial Class	896,268	—	9,873,460	898,425	(19,661)	—	8,003,669
Maxim Federated Bond Portfolio Initial Class	2,785,905	32,766,944	4,007,154	6,859,023	587,360	795,125	29,948,484
Maxim Invesco ADR Portfolio Initial Class	619,873	7,403,124	2,028,829	1,149,865	580,314	—	6,446,682
Maxim Janus Large Cap Growth Portfolio Initial Class	867,429	18,696,016	4,113,968	9,556,668	3,214,618	54	7,936,971
Maxim MFS International Growth Portfolio Initial Class	691,298	7,375,485	1,989,038	1,108,565	763,437	2,574	6,477,462
Maxim MFS International Value Portfolio Initial Class	875,927	7,357,675	1,277,508	1,073,433	669,626	—	6,543,174
Maxim MidCap Value Portfolio Initial Class	881,417	8,871,490	2,007,240	1,187,521	1,227,904	20,161	7,641,889
Maxim Putnam Equity Income Portfolio Initial Class	1,576,796	—	14,406,160	184,941	5,317	—	13,576,210
Maxim Putnam High Yield Bond Portfolio Initial Class	2,222,332	12,510,792	7,482,101	1,597,330	496,201	469,041	16,645,268
Maxim Short Duration Bond Portfolio Initial Class	1,794,039	20,210,699	2,528,723	4,082,689	184,289	401,127	18,478,598
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	1,063,780	15,737,980	3,427,033	2,475,930	1,337,731	107,091	13,658,930
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	221,888	4,167,739	1,038,206	986,294	223,920	—	3,585,707
Maxim Templeton Global Bond Portfolio Initial Class	3,194,932	32,896,334	4,852,198	5,868,731	868,641	783,960	29,201,678
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	3,198,359	43,638,847	5,459,621	9,709,222	418,294	991,730	39,883,539
Putnam Equity Income Fund	—	15,687,152	3,192,403	14,941,061	3,151,822	52,209	—
Putnam High Yield Advantage Fund A	—	6,343,444	108,798	6,095,803	453,318	50,208	—
Putnam Multi-Cap Value Fund A	722,386	8,898,037	2,255,963	1,064,681	1,292,573	—	7,577,833

					$17,102,374	$3,673,280	$279,866,099

Maxim Moderately Conservative Profile II Portfolio
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	10,663,093	$19,851,825	$3,281,776	$10,019,854	$368,659	$—	$12,994,045
Maxim American Century Growth Portfolio Initial Class	313,242	—	3,406,500	260,622	(3,513)	—	2,797,255
Maxim Federated Bond Portfolio Initial Class	493,772	8,154,934	1,436,871	4,253,303	132,422	137,865	5,308,046
Maxim Invesco ADR Portfolio Initial Class	202,393	3,384,664	865,270	1,490,892	236,191	—	2,104,891
Maxim Janus Large Cap Growth Portfolio Initial Class	303,519	9,046,223	1,848,148	6,645,623	784,957	18	2,777,196
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	49,004	1,364,514	330,751	534,662	176,896	292	841,895
Maxim MFS International Growth Portfolio Initial Class	224,508	3,358,103	850,721	1,434,846	319,033	819	2,103,639
Maxim MFS International Value Portfolio Initial Class	284,726	3,355,140	600,557	1,407,533	287,797	—	2,126,902
Maxim MidCap Value Portfolio Initial Class	205,882	2,884,905	644,012	1,173,661	369,606	4,681	1,785,001
Maxim Putnam Equity Income Portfolio Initial Class	426,842	—	3,921,429	42,690	1,008	—	3,675,108
Maxim Putnam High Yield Bond Portfolio Initial Class	384,328	3,023,720	1,609,244	1,447,506	92,703	79,551	2,878,618
Maxim Small Cap Value Portfolio Initial Class	92,224	1,362,457	339,030	507,889	194,450	1,312	840,159
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	287,087	5,939,378	1,257,628	2,547,831	504,945	28,831	3,686,200
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	57,399	1,498,813	351,173	620,571	190,920	—	927,559
Maxim Templeton Global Bond Portfolio Initial Class	569,216	8,186,528	1,587,591	3,838,943	409,414	137,040	5,202,633
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	472,178	9,050,043	1,597,282	4,919,491	(36,173)	143,328	5,888,065
Putnam Equity Income Fund	—	5,920,498	1,164,746	6,078,645	827,724	13,370	—
Putnam High Yield Advantage Fund A	—	1,537,442	36,556	1,511,713	80,318	7,919	—
Putnam Multi-Cap Value Fund A	169,095	2,893,569	684,799	1,151,048	366,910	—	1,773,803

					$5,304,267	$555,026	$57,711,015

Maxim Moderate Profile II Portfolio
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	111,627,541	$164,624,040	$15,796,742	$42,177,000	$4,959,950	$—	$136,029,322
Maxim American Century Growth Portfolio Initial Class	5,359,691	—	58,910,610	4,914,697	(122,326)	—	47,862,043
Maxim Federated Bond Portfolio Initial Class	5,531,919	72,328,015	8,206,643	20,647,200	1,766,524	1,658,967	59,468,130
Maxim Invesco ADR Portfolio Initial Class	4,232,321	56,087,012	8,413,545	15,014,656	(3,512,015)	—	44,016,138
Maxim Janus Large Cap Growth Portfolio Initial Class	5,179,788	123,813,415	15,613,054	66,732,947	12,225,067	323	47,395,065
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	702,441	15,566,899	2,310,078	2,064,593	1,730,971	4,513	12,067,936
Maxim MFS International Growth Portfolio Initial Class	4,713,798	55,741,484	8,275,975	14,080,371	(1,411,775)	17,459	44,168,290
Maxim MFS International Value Portfolio Initial Class	5,966,612	55,739,399	3,522,192	10,344,761	1,883,455	—	44,570,593
Maxim MidCap Value Portfolio Initial Class	3,023,809	33,740,658	3,522,373	4,018,426	4,088,704	74,412	26,216,422
Maxim Putnam Equity Income Portfolio Initial Class	7,539,571	—	72,791,098	546,447	14,803	—	64,915,706
Maxim Putnam High Yield Bond Portfolio Initial Class	3,315,447	20,711,476	11,403,163	4,479,762	881,195	752,290	24,832,693
Maxim Small Cap Growth Portfolio Initial Class	1,490,020	30,872,842	6,350,065	8,051,393	2,262,610	—	23,959,515
Maxim Small Cap Value Portfolio Initial Class	1,323,023	15,543,840	2,589,627	2,095,483	1,699,712	19,156	12,052,737
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	5,086,024	83,394,801	7,932,022	17,039,162	443,866	550,923	65,304,545
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	1,731,467	36,041,905	4,346,912	4,154,023	4,891,228	—	27,980,499
Maxim Templeton Global Bond Portfolio Initial Class	6,351,832	72,617,678	8,933,726	18,828,648	1,195,716	1,619,262	58,055,745
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	4,762,924	72,240,927	8,469,332	21,733,330	1,067,993	1,552,883	59,393,664
Putnam Equity Income Fund	—	83,123,536	7,772,635	80,056,106	11,032,685	269,887	—
Putnam High Yield Advantage Fund A	—	10,504,210	152,929	9,591,765	1,207,031	80,878	—
Putnam Multi-Cap Value Fund A	2,478,864	33,843,655	4,298,668	3,411,263	4,333,971	—	26,003,287

					$50,639,365	$6,600,953	$824,292,330

Maxim Moderately Aggressive Profile II Portfolio
Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Great-West Life & Annuity Contract	12,692,253	$26,923,289	$5,013,511	$16,345,877	$460,105	$—	$15,466,780
Maxim American Century Growth Portfolio Initial Class	1,179,538	—	12,462,040	556,719	(24,403)	—	10,533,270
Maxim Federated Bond Portfolio Initial Class	798,626	15,020,279	2,927,488	9,308,760	226,538	229,668	8,585,229
Maxim Invesco ADR Portfolio Initial Class	1,016,569	19,363,261	3,906,230	8,948,294	1,558,867	—	10,572,321
Maxim Janus Large Cap Growth Portfolio Initial Class	1,139,838	38,994,300	7,232,887	28,789,665	4,415,802	70	10,429,521
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	236,819	7,542,426	1,420,523	3,176,074	1,007,844	1,465	4,068,557
Maxim MFS International Growth Portfolio Initial Class	1,130,597	19,238,545	3,814,511	8,473,375	2,130,886	4,126	10,593,691
Maxim MFS International Value Portfolio Initial Class	1,429,864	19,243,656	2,867,988	8,712,607	1,991,028	—	10,681,087
Maxim MidCap Value Portfolio Initial Class	1,192,798	19,104,664	3,209,123	7,861,726	2,905,652	28,100	10,341,556
Maxim Putnam Equity Income Portfolio Initial Class	1,621,274	—	15,052,438	36,044	829	—	13,959,172
Maxim Putnam High Yield Bond Portfolio Initial Class	669,764	6,021,343	3,064,415	3,487,213	200,444	146,030	5,016,531
Maxim Small Cap Growth Portfolio Initial Class	300,948	8,975,244	2,002,096	4,080,234	1,424,201	—	4,839,239
Maxim Small Cap Value Portfolio Initial Class	445,053	7,531,116	1,478,904	3,035,794	1,125,027	6,361	4,054,429
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	1,091,310	25,758,834	4,248,479	10,945,101	3,251,665	113,473	14,012,417
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	334,036	9,999,068	1,808,941	4,408,722	1,328,449	—	5,398,022
Maxim Templeton Global Bond Portfolio Initial Class	918,002	15,080,116	3,047,825	8,199,751	1,027,293	227,004	8,390,541
Maxim U.S. Government Mortgage Securities Portfolio Initial Class	687,118	15,001,939	2,950,181	9,650,294	(78,792)	215,098	8,568,363
Putnam Equity Income Fund	—	25,675,604	4,136,119	25,110,207	4,276,740	53,077	—
Putnam High Yield Advantage Fund A	—	3,053,307	121,646	3,046,849	163,739	14,000	—
Putnam Multi-Cap Value Fund A	977,768	19,162,753	3,469,958	7,821,089	2,844,401	—	10,256,784

					$30,236,315	$1,038,472	$165,767,510

Maxim Aggressive Profile II Portfolio
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 9/30/2011
Maxim American Century Growth Portfolio Initial Class	4,442,136	$—	$49,453,596	$4,380,196	$(141,656)	$—	$39,668,273
Maxim Invesco ADR Portfolio Initial Class	4,182,954	57,283,324	7,858,557	18,843,447	(6,425,823)	—	43,502,726
Maxim Janus Large Cap Growth Portfolio Initial Class	4,296,544	106,094,453	11,186,328	63,857,492	2,755,332	265	39,313,379
Maxim Loomis Sayles Small Cap Value Portfolio Initial Class	1,095,186	25,109,132	2,247,256	4,702,608	460,505	7,600	18,815,288
Maxim MFS International Growth Portfolio Initial Class	4,650,037	56,824,173	6,986,163	15,720,152	(2,688,284)	17,102	43,570,842
Maxim MFS International Value Portfolio Initial Class	5,896,955	56,928,699	5,061,932	24,601,940	(9,017,478)	—	44,050,255
Maxim MidCap Value Portfolio Initial Class	4,982,635	57,520,753	2,533,478	11,612,495	(23,237)	132,518	43,199,449
Maxim Putnam Equity Income Portfolio Initial Class	5,508,751	—	56,938,225	675,638	13,999	—	47,430,349
Maxim Small Cap Growth Portfolio Initial Class	1,453,579	31,123,267	4,106,046	7,548,817	1,120,919	—	23,373,548
Maxim Small Cap Value Portfolio Initial Class	2,063,915	25,071,798	2,736,679	4,236,736	938,021	29,934	18,802,263
Maxim T. Rowe Price Equity/Income Portfolio Initial Class	3,713,944	63,053,369	3,665,867	16,919,674	(4,602,537)	433,490	47,687,037
Maxim T. Rowe Price MidCap Growth Portfolio Initial Class	1,351,036	29,087,608	1,327,430	3,893,530	1,834,158	—	21,832,745
Putnam Equity Income Fund	—	62,848,340	3,163,052	63,206,703	6,001,488	212,734	—
Putnam Multi-Cap Value Fund A	4,091,791	57,759,467	3,301,811	10,399,334	(66,571)	—	42,922,892

					$(9,841,164)	$833,643	$474,169,046

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2011 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation/ (Depreciation)
Maxim Conservative Profile II Portfolio	$280,914,251	$6,335,150	$(7,383,304)	$(1,048,154)
Maxim Moderately Conservative Profile II Portfolio	60,302,729	453,253	(3,044,967)	(2,591,714)
Maxim Moderate Profile II Portfolio	818,756,827	36,951,980	(31,416,477)	5,535,503
Maxim Moderately Aggressive Profile II Portfolio	175,138,848	728,874	(10,100,212)	(9,371,338)
Maxim Aggressive Profile II Portfolio	498,960,966	16,451,857	(41,243,777)	(24,791,920)

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION BALANCED PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
334,336	Maxim Bond Index Portfolio Initial Class(a)	$4,623,865

TOTAL BOND MUTUAL FUNDS — 38.98%
(Cost $4,528,411)		$4,623,865

EQUITY MUTUAL FUNDS
134,487	Maxim Index 600 Portfolio Initial Class(a)	1,050,349
172,066	Maxim International Index Portfolio Initial Class(a)	1,412,660
306,305	Maxim S&P 500® Index Portfolio Initial Class(a)	3,154,940
149,199	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	1,275,651
35,337	Northern Emerging Markets Equity Index Fund	347,008

TOTAL EQUITY MUTUAL FUNDS — 61.03%
(Cost $8,460,882)		$7,240,608

TOTAL INVESTMENTS — 100.01%
(Cost $12,989,293)		$11,864,473

OTHER ASSETS & LIABILITIES — (0.01)%		$(1,723)

TOTAL NET ASSETS — 100.00%		$11,862,750

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim SecureFoundationSM Balanced Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital appreciation and income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account (IRA) owners, and to certain qualified retirement plans.

The Portfolio offers three share classes, referred to as Class G, Class G1, and Class L shares. All shares of the Portfolio represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class G shares are not subject to any distribution fees, Class G1 shares are subject to an annual distribution fee of 0.10% of the Portfolio’s annual average net assets attributable to Class G1 shares, and Class L shares are subject to an annual distribution fee of 0.25% of the Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Portfolio can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity (GWL&A). The Guarantee currently has an annual fee in addition to the fees and expenses of the Portfolio. The redemption or exchange of all shares of the Portfolio attributable to an account automatically cancels the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Portfolio or the Portfolio itself, therefore the Guarantee does not guarantee the investment performance of the Portfolio.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

The Portfolio classifies valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of September 30, 2011, all investments of the Portfolio were in mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no transfers between Levels 1 and 2 during the period.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, those described below.

Investments in the Portfolio are subject to risks related to its allocation strategy. The success of the Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

The Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distribute substantially all of its taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

All tax years since Inception of the Portfolio in 2009 are open to examination by U.S. federal or state tax authorities.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

Below is a summary of the transactions for each underlying investment during the period ended September 30, 2011 in which the issuer was an affiliate of the Portfolio, as defined in the 1940 Act.

Maxim SecureFoundationSM Balanced Portfolio

		Market			Realized		Market
	Shares/Interest	Value	Purchase	Sales	Gain/	Dividends	Value
Affiliate	Held	12/31/2010	Cost	Cost	(Loss)	Received	9/30/2011

Maxim Bond Index Portfolio	334,336	$2,150,477	$3,156,532	$847,783	$1,306	$79,315	$4,623,865
Maxim Index 600 Portfolio Initial Class	134,487	563,737	904,907	187,472	53,825	1,587	1,050,349
Maxim International Index Portfolio Initial Class	172,066	—	2,238,836	541,933	7,618	—	1,412,660
Maxim S&P 500® Index Portfolio Initial Class	306,305	2,103,819	2,799,738	1,176,189	249,260	19,371	3,154,940
Maxim S&P MidCap 400® Index Portfolio Initial Class	149,199	—	1,684,860	102,568	(9,433)	2,690	1,275,651

					$302,576	$102,963	$11,517,465

2. UNREALIZED APPRECIATION (DEPRECIATION)

For the period ended September 30, 2011, the U.S. Federal income tax cost basis was $13,006,722. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $89,327 and gross depreciation of securities in which there was an excess of tax cost over value of $1,231,576 resulting in net depreciation of $1,142,249.

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2015 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
1,085,020	Maxim Bond Index Portfolio Initial Class(a)	$15,005,831

TOTAL BOND MUTUAL FUNDS — 36.23% (Cost $14,638,241)		$15,005,831

EQUITY MUTUAL FUNDS
357,251	Maxim Index 600 Portfolio Initial Class(a)	2,790,134
724,500	Maxim International Index Portfolio Initial Class(a)	5,948,141
989,371	Maxim S&P 500® Index Portfolio Initial Class(a)	10,190,522
509,802	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	4,358,811
84,171	Northern Emerging Markets Equity Index Fund	826,557

TOTAL EQUITY MUTUAL FUNDS — 58.21% (Cost $28,319,162)		$24,114,165

Interest

FIXED INTEREST CONTRACT
2,274,125(b)	Great-West Life & Annuity Contract(a)	2,311,193

TOTAL FIXED INTEREST CONTRACT — 5.58% (Cost $2,288,227)		$2,311,193

TOTAL INVESTMENTS — 100.02% (Cost $45,245,630)		$41,431,189

OTHER ASSETS & LIABILITIES — (0.02)%		$(7,165)

TOTAL NET ASSETS — 100.00%		$41,424,024

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2020 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
938	Maxim Bond Index Portfolio Initial Class(a)	$12,977

TOTAL BOND MUTUAL FUNDS — 37.01% (Cost $12,515)		$12,977

EQUITY MUTUAL FUNDS
296	Maxim Index 600 Portfolio Initial Class(a)	2,313
614	Maxim International Index Portfolio Initial Class(a)	5,044
824	Maxim S&P 500® Index Portfolio Initial Class(a)	8,482
419	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	3,580
68	Northern Emerging Markets Equity Index Fund	667

TOTAL EQUITY MUTUAL FUNDS — 57.28% (Cost $23,657)		$20,086

Interest

FIXED INTEREST CONTRACT
1,976(b)	Great-West Life & Annuity Contract(a)	2,008

TOTAL FIXED INTEREST CONTRACT — 5.72% (Cost $1,979)		$2,008

TOTAL INVESTMENTS — 100.01% (Cost $38,151)		$35,071

OTHER ASSETS & LIABILITIES — (0.01)%		$(4)

TOTAL NET ASSETS — 100.00%		$35,067

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2025 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
717,732	Maxim Bond Index Portfolio Initial Class(a)	$9,926,238

TOTAL BOND MUTUAL FUNDS — 31.66% (Cost $9,710,947)		$9,926,238

EQUITY MUTUAL FUNDS
313,352	Maxim Index 600 Portfolio Initial Class(a)	2,447,277
623,973	Maxim International Index Portfolio Initial Class(a)	5,122,814
807,247	Maxim S&P 500® Index Portfolio Initial Class(a)	8,314,642
415,428	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	3,551,914
90,092	Northern Emerging Markets Equity Index Fund	884,703

TOTAL EQUITY MUTUAL FUNDS — 64.80% (Cost $24,059,844)		$20,321,350

Interest

FIXED INTEREST CONTRACT
1,099,197(b)	Great-West Life & Annuity Contract(a)	1,117,114

TOTAL FIXED INTEREST CONTRACT — 3.56% (Cost $1,106,557)		$1,117,114

TOTAL INVESTMENTS — 100.02% (Cost $34,877,348)		$31,364,702

OTHER ASSETS & LIABILITIES — (0.02)%		$(5,418)

TOTAL NET ASSETS — 100.00%		$31,359,284

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2030 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
559	Maxim Bond Index Portfolio Initial Class(a)	$7,731

TOTAL BOND MUTUAL FUNDS — 23.11% (Cost $7,466)		$7,731

EQUITY MUTUAL FUNDS
405	Maxim Index 600 Portfolio Initial Class(a)	3,162
804	Maxim International Index Portfolio Initial Class(a)	6,600
961	Maxim S&P 500® Index Portfolio Initial Class(a)	9,900
488	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	4,178
131	Northern Emerging Markets Equity Index Fund	1,288

TOTAL EQUITY MUTUAL FUNDS — 75.13% (Cost $29,936)		$25,128

Interest

FIXED INTEREST CONTRACT
582(b)	Great-West Life & Annuity Contract(a)	591

TOTAL FIXED INTEREST CONTRACT — 1.77% (Cost $583)		$591

TOTAL INVESTMENTS — 100.01% (Cost $37,985)		$33,450

OTHER ASSETS & LIABILITIES — (0.01)%		$(4)

TOTAL NET ASSETS — 100.00%		$33,446

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2035 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
178,977	Maxim Bond Index Portfolio Initial Class(a)	$2,475,248

TOTAL BOND MUTUAL FUNDS — 14.83% (Cost $2,401,554)		$2,475,248

EQUITY MUTUAL FUNDS
237,013	Maxim Index 600 Portfolio Initial Class(a)	1,851,069
457,629	Maxim International Index Portfolio Initial Class(a)	3,757,134
517,153	Maxim S&P 500® Index Portfolio Initial Class(a)	5,326,677
266,011	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	2,274,397
91,376	Northern Emerging Markets Equity Index Fund	897,308

TOTAL EQUITY MUTUAL FUNDS — 84.53% (Cost $16,861,838)		$14,106,585

Interest

FIXED INTEREST CONTRACT
108,485(b)	Great-West Life & Annuity Contract(a)	110,254

TOTAL FIXED INTEREST CONTRACT — 0.66% (Cost $109,359)		$110,254

TOTAL INVESTMENTS — 100.02% (Cost $19,372,751)		$16,692,087

OTHER ASSETS & LIABILITIES — (0.02)%		$(2,965)

TOTAL NET ASSETS — 100.00%		$16,689,122

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2040 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value
BOND MUTUAL FUNDS
264	Maxim Bond Index Portfolio Initial Class(a)	$3,642

TOTAL BOND MUTUAL FUNDS — 10.77% (Cost $3,517)		$3,642

EQUITY MUTUAL FUNDS
524	Maxim Index 600 Portfolio Initial Class(a)	4,095
1,008	Maxim International Index Portfolio Initial Class(a)	8,274
1,062	Maxim S&P 500® Index Portfolio Initial Class(a)	10,943
541	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	4,626
224	Northern Emerging Markets Equity Index Fund	2,195

TOTAL EQUITY MUTUAL FUNDS — 89.10% (Cost $35,693)		$30,133

Interest

FIXED INTEREST CONTRACT
48(b)	Great-West Life & Annuity Contract(a)	49

TOTAL FIXED INTEREST CONTRACT — 0.14% (Cost $49)		$49

TOTAL INVESTMENTS — 100.01% (Cost $39,259)		$33,824

OTHER ASSETS & LIABILITIES — (0.01)%		$(3)

TOTAL NET ASSETS — 100.00%		$33,821

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the individual interest in the Contract at the date of acquisition.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2045 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
53,003	Maxim Bond Index Portfolio Initial Class(a)	$733,034

TOTAL BOND MUTUAL FUNDS — 9.09%
(Cost $711,383)		$733,034

EQUITY MUTUAL FUNDS
132,375	Maxim Index 600 Portfolio Initial Class(a)	1,033,847
245,315	Maxim International Index Portfolio Initial Class(a)	2,014,037
248,442	Maxim S&P 500® Index Portfolio Initial Class(a)	2,558,956
127,926	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	1,093,765
64,618	Northern Emerging Markets Equity Index Fund	634,545

TOTAL EQUITY MUTUAL FUNDS — 90.93%
(Cost $8,732,473)		$7,335,150

TOTAL INVESTMENTS — 100.02%
(Cost $9,443,856)		$8,068,184

OTHER ASSETS & LIABILITIES — (0.02)%		$(1,306)

TOTAL NET ASSETS — 100.00%		$8,066,878

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2050 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
203	Maxim Bond Index Portfolio Initial Class(a)	$2,798

TOTAL BOND MUTUAL FUNDS — 8.66% (Cost $2,700)		$2,798

EQUITY MUTUAL FUNDS
548	Maxim Index 600 Portfolio Initial Class(a)	4,277
1,017	Maxim International Index Portfolio Initial Class(a)	8,351
958	Maxim S&P 500® Index Portfolio Initial Class(a)	9,867
487	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	4,164
291	Northern Emerging Markets Equity Index Fund	2,862

TOTAL EQUITY MUTUAL FUNDS — 91.35% (Cost $35,271)		$29,521

TOTAL INVESTMENTS — 100.01% (Cost $37,971)		$32,319

OTHER ASSETS & LIABILITIES — (0.01)%		$(3)

TOTAL NET ASSETS — 100.00%		$32,316

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

MAXIM SECUREFOUNDATION LIFETIME 2055 PORTFOLIO

Schedule of Investments

As of September 30, 2011 (Unaudited)

Shares		Value

BOND MUTUAL FUNDS
2,302	Maxim Bond Index Portfolio Initial Class(a)	$31,841

TOTAL BOND MUTUAL FUNDS — 8.18% (Cost $30,951)		$31,841

EQUITY MUTUAL FUNDS
6,793	Maxim Index 600 Portfolio Initial Class(a)	53,055
12,184	Maxim International Index Portfolio Initial Class(a)	100,033
11,121	Maxim S&P 500® Index Portfolio Initial Class(a)	114,542
5,727	Maxim S&P MidCap 400® Index Portfolio Initial Class(a)	48,966
4,158	Northern Emerging Markets Equity Index Fund	40,830

TOTAL EQUITY MUTUAL FUNDS — 91.84% (Cost $427,583)		$357,426

TOTAL INVESTMENTS — 100.02% (Cost $458,534)		$389,267

OTHER ASSETS & LIABILITIES — (0.02)%		$(68)

TOTAL NET ASSETS — 100.00%		$389,199

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to schedule of investments.

September 30, 2011

MAXIM SERIES FUND, INC.

Notes to Schedule of Investments

As of September 30, 2011 (Unaudited)

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-three portfolios. Interests in the Maxim SecureFoundationSM Lifetime 2015, the Maxim SecureFoundationSM Lifetime 2020, the Maxim SecureFoundationSM Lifetime 2025, the Maxim SecureFoundationSM Lifetime 2030, the Maxim SecureFoundationSM Lifetime 2035, the Maxim SecureFoundationSM Lifetime 2040, the Maxim SecureFoundationSM Lifetime 2045, the Maxim SecureFoundationSM Lifetime 2050, and the Maxim SecureFoundationSM Lifetime 2055 Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The Maxim SecureFoundationSM Lifetime 2020, Maxim SecureFoundationSM Lifetime 2030, Maxim SecureFoundationSM Lifetime 2040, and Maxim SecureFoundationSM Lifetime 2050 Portfolios commenced operations on January, 31, 2011. The investment objective of each Portfolio is to seek long-term capital appreciation and income consistent with its current allocation. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for insurance company separate accounts for certain variable annuity contracts, to individual retirement account (IRA) owners, and to certain qualified retirement plans.

Each of the Portfolios offer three share classes, referred to as Class G, Class G1, and Class L shares. All shares of the Portfolios represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class G shares are not subject to any distribution fees, Class G1 shares are subject to an annual distribution fee of 0.10% of the corresponding Portfolio’s annual average net assets attributable to Class G1 shares, and Class L shares are subject to an annual distribution fee of 0.25% of the corresponding Portfolio’s annual average net assets attributable to Class L shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

Shares of the Portfolios can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity (GWL&A). The Guarantee currently has an annual fee in addition to the fees and expenses of the applicable Portfolio. The redemption or exchange of all shares of a Portfolio attributable to an account automatically cancels the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Portfolios or the Portfolios themselves, therefore the Guarantee does not guarantee the investment performance of the Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these Portfolios Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of September 30, 2011, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolios recognize transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

Maxim SecureFoundationSM Lifetime 2015 Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$15,005,831	$-	$-	$15,005,831
Equity Mutual Funds	24,114,165	-	-	24,114,165
Fixed Interest Contract	-	-	2,311,193	2,311,193

Total	$39,119,996	$0	$2,311,193	$41,431,189

Maxim SecureFoundationSM Lifetime 2020 Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$12,977	$-	$-	$12,977
Equity Mutual Funds	20,086	-	-	20,086
Fixed Interest Contract	-	-	2,008	2,008

Total	$33,063	$0	$2,008	$35,071

Maxim SecureFoundationSM Lifetime 2025 Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$9,926,238	$-	$-	$9,926,238
Equity Mutual Funds	20,321,350	-	-	20,321,350
Fixed Interest Contract	-	-	1,117,114	1,117,114

Total	$30,247,588	$0	$1,117,114	$31,364,702

Maxim SecureFoundationSM Lifetime 2030 Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$7,731	$-	$-	$7,731
Equity Mutual Funds	25,128	-	-	25,128
Fixed Interest Contract	-	-	591	591

Total	$32,859	$0	$591	$33,450

Maxim SecureFoundationSM Lifetime 2035 Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$2,475,248	$-	$-	$2,475,248
Equity Mutual Funds	14,106,585	-	-	14,106,585
Fixed Interest Contract	-	-	110,254	110,254

Total	$16,581,833	$0	$110,254	$16,692,087

Maxim SecureFoundationSM Lifetime 2040 Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$3,642	$-	$-	$3,642
Equity Mutual Funds	30,133	-	-	30,133
Fixed Interest Contract	-	-	49	49

Total	$33,775	$0	$49	$33,824

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$733,034	$-	$-	$733,034
Equity Mutual Funds	7,335,150	-	-	7,335,150

Total	$8,068,184	$0	$-	$8,068,184

Maxim SecureFoundationSM Lifetime 2050 Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$2,798	$-	$-	$2,798
Equity Mutual Funds	29,521	-	-	29,521

Total	$32,319	$0	$-	$32,319

Maxim SecureFoundationSM Lifetime 2055 Portfolio

Description	Level 1	Level 2	Level 3	Total
Bond Mutual Funds	$31,841	$-	$-	$31,841
Equity Mutual Funds	357,426	-	-	357,426

Total	$389,267	$0	$-	$389,267

The following is a reconciliation of change in Level 3 assets during the period ended September 30, 2011:

Description	Maxim SecureFoundationSM 2015 Portfolio	Maxim SecureFoundationSM 2020 Portfolio	Maxim SecureFoundationSM 2025 Portfolio
Beginning Balance, January 1, 2011	$-	$-	$-
Total realized gains (or losses)	43,666	3	17,563
Total unrealized gains (or losses)	(20,700)	26	(7,006)
Purchases	3,418,086	2,254	1,489,950
Sales	(1,129,859)	(275)	(383,393)
Transfers into Level 3	-	-	-
Transfers (out of) Level 3	-	-	-

Ending Balance, September 30, 2011	$2,311,193	$2,008	$1,117,114

Description	Maxim SecureFoundationSM 2030 Portfolio	Maxim SecureFoundationSM 2035 Portfolio	Maxim SecureFoundationSM 2040 Portfolio
Beginning Balance, January 1, 2011	$-	$-	$-
Total realized gains (or losses)	-	3,441	-
Total unrealized gains (or losses)	8	(2,546)	1
Purchases	620	156,626	51
Sales	(37)	(47,267)	(3)
Transfers into Level 3	-	-	-
Transfers (out of) Level 3	-	-	-

Ending Balance, September 30, 2011	$591	$110,254	$49

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Investments in each Portfolio are subject to risks related to its allocation strategy. The success of each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolios’ ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolios’ underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).

Realized gains and losses from an investment sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each of the Portfolios comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distribute substantially all of their taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

All tax years since Inception of the Portfolios in 2009 are open to examination by U.S. federal or state tax authorities.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. Each Portfolio adopted the disclosure provisions of ASU No. 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption ASC No. 2010-06 did not have an impact on the Portfolios’ financial position or the results of its operations.

Other Transactions with Affiliates

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Below is a summary of the transactions for each underlying investment during the period ended September 30, 2011, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act:

Maxim SecureFoundationSM Lifetime 2015 Portfolio

		Market			Realized		Market
	Shares/Interest	Value	Purchase	Sales	Gain/	Dividends	Value
Affiliate	Held	12/31/2010	Cost	Cost	(Loss)	Received	9/30/2011

Great-West Life & Annuity Contract	2,274,125	$—	$3,418,085	$1,129,859	$43,666	$—	$2,311,193
Maxim Bond Index Portfolio Initial Class	1,085,020	9,853,685	11,689,036	7,262,278	(153,493)	268,210	15,005,831
Maxim Index 600 Portfolio Initial Class	357,251	2,208,625	2,608,759	1,269,551	351,452	3,968	2,790,134
Maxim International Index Portfolio Initial Class	724,500	—	10,239,154	3,096,553	49,594	—	5,948,141
Maxim Money Market Portfolio	—	1,566,270	244,147	1,810,417	—	59,985	—
Maxim S&P 500® Index Portfolio Initial Class	989,371	9,815,450	9,820,172	7,250,501	1,327,596	8,763	10,190,522
Maxim S&P MidCap 400® Index Portfolio Initial Class	509,802	—	5,837,380	411,554	(30,048)	—	4,358,811

					$1,588,767	$340,926	$40,604,632

Maxim SecureFoundationSM Lifetime 2020 Portfolio

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2010	Cost	Cost	Gain	Received	9/30/2011

Great-West Life & Annuity Contract	1,976	$—	$2,254	$275	$3	$—	$2,008
Maxim Bond Index Portfolio Initial Class	938	—	14,631	2,116	69	269	12,977
Maxim Index 600 Portfolio Initial Class	296	—	3,360	695	47	4	2,313
Maxim International Index Portfolio Initial Class	614	—	7,099	1,026	19	—	5,044
Maxim S&P 500® Index Portfolio Initial Class	824	—	13,976	4,432	216	60	8,482
Maxim S&P MidCap 400® Index Portfolio Initial Class	419	—	4,800	281	(35)	10	3,580

					$319	$343	$34,404

Maxim SecureFoundationSM Lifetime 2025 Portfolio

		Market			Realized		Market
	Shares/Interest	Value	Purchase	Sales	Gain/	Dividends	Value
Affiliate	Held	12/31/2010	Cost	Cost	(Loss)	Received	9/30/2011

Great-West Life & Annuity Contract	1,099,197	$—	$1,489,950	$383,393	$17,563	$—	$1,117,114
Maxim Bond Index Portfolio Initial Class	717,732	4,886,028	8,000,763	3,355,349	(74,635)	162,273	9,926,238
Maxim Index 600 Portfolio Initial Class	313,352	1,761,382	2,390,970	1,009,107	276,277	3,765	2,447,277
Maxim International Index Portfolio Initial Class	623,973	—	9,406,186	3,236,391	(17,233)	—	5,122,814
Maxim Money Market Portfolio	—	562,982	86,801	649,784	—	51,188	—
Maxim S&P 500® Index Portfolio Initial Class	807,247	7,253,206	8,762,532	5,824,382	1,032,533	7,497	8,314,642
Maxim S&P MidCap 400® Index Portfolio Initial Class	415,428	—	4,919,175	460,554	(57,972)	—	3,551,914

					$1,176,533	$224,723	$30,479,999

Maxim SecureFoundationSM Lifetime 2030 Portfolio

		Market					Market
	Shares/Interest	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2010	Cost	Cost	Gain	Received	9/30/2011

Great-West Life & Annuity Contract	582	$—	$620	$37	$—	$—	$591
Maxim Bond Index Portfolio Initial Class	559	—	8,072	606	9	148	7,731
Maxim Index 600 Portfolio Initial Class	405	—	4,501	811	54	6	3,162
Maxim International Index Portfolio Initial Class	804	—	10,206	2,217	(22)	—	6,600
Maxim S&P 500® Index Portfolio Initial Class	961	—	16,576	5,353	255	76	9,900
Maxim S&P MidCap 400® Index Portfolio Initial Class	488	—	5,635	269	(36)	11	4,178

					$260	$241	$32,162

Maxim SecureFoundationSM Lifetime 2035 Portfolio

Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Dividends Received	Market Value 9/30/2011

Great-West Life & Annuity Contract	108,485	$—	$156,625	$47,267	$3,441	$—	$110,254
Maxim Bond Index Portfolio Initial Class	178,977	1,167,326	2,276,124	1,080,994	(26,599)	43,831	2,475,248
Maxim Index 600 Portfolio Initial Class	237,013	1,209,409	2,034,952	865,040	222,012	3,193	1,851,069
Maxim International Index Portfolio Initial Class	457,629	—	7,141,623	2,582,054	26,762	—	3,757,134
Maxim Money Market Portfolio	—	46,895	17,661	64,556	—	36,307	—
Maxim S&P 500® Index Portfolio Initial Class	517,153	4,294,117	6,346,444	4,100,215	684,241	5,385	5,326,677
Maxim S&P MidCap 400® Index Portfolio Initial Class	266,011	—	3,134,342	274,017	(27,701)	—	2,274,397

					$882,156	$88,716	$15,794,779

Maxim SecureFoundationSM Lifetime 2040 Portfolio

Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain	Dividends Received	Market Value 9/30/2011

Great-West Life & Annuity Contract	48	$—	$51	$3	$—	$—	$49
Maxim Bond Index Portfolio Initial Class	264	—	4,222	705	21	75	3,642
Maxim Index 600 Portfolio Initial Class	524	—	5,607	869	56	7	4,095
Maxim International Index Portfolio Initial Class	1,008	—	12,902	2,961	14	—	8,274
Maxim S&P 500® Index Portfolio Initial Class	1,062	—	17,689	5,349	279	80	10,943
Maxim S&P MidCap 400® Index Portfolio Initial Class	541	—	6,133	268	(35)	11	4,626

					$335	$173	$31,629

Maxim SecureFoundationSM Lifetime 2045 Portfolio

Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Dividends Received	Market Value 9/30/2011

Maxim Bond Index Portfolio Initial Class	53,003	$364,822 $	652,581	$316,792	$(3,857)	$13,310	$733,034
Maxim Index 600 Portfolio Initial Class	132,375	603,627	1,015,245	313,184	103,674	1,586	1,033,847
Maxim International Index Portfolio Initial Class	245,315	—	3,786,130	1,346,734	23,218	—	2,014,037
Maxim S&P 500® Index Portfolio Initial Class	248,442	1,869,990	2,741,959	1,485,704	320,169	15,665	2,558,956
Maxim S&P MidCap 400® Index Portfolio Initial Class	127,926	—	1,442,424	75,816	(7,621)	2,303	1,093,765

					$435,583	$32,864	$7,433,639

Maxim SecureFoundationSM Lifetime 2050 Portfolio

Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Dividends Received	Market Value 9/30/2011

Maxim Bond Index Portfolio Initial Class	203	$—	$3,490	$790	$26	$61	$2,798
Maxim Index 600 Portfolio Initial Class	548	—	5,829	862	51	8	4,277
Maxim International Index Portfolio Initial Class	1,017	—	13,971	3,863	31	—	8,351
Maxim S&P 500® Index Portfolio Initial Class	958	—	16,208	5,038	260	74	9,867
Maxim S&P MidCap 400® Index Portfolio Initial Class	487	—	5,587	269	(35)	11	4,164

					$333	$154	$29,457

Maxim SecureFoundationSM Lifetime 2055 Portfolio

Affiliate	Shares/Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/ (Loss)	Dividends Received	Market Value 9/30/2011

Maxim Bond Index Portfolio Initial Class	2,302	$18,879	$35,964	$24,450	$(206)	$562	$31,841
Maxim Index 600 Portfolio Initial Class	6,793	35,243	61,680	29,048	6,410	82	53,055
Maxim International Index Portfolio Initial Class	12,184	—	235,586	114,878	1,125	—	100,033
Maxim S&P 500® Index Portfolio Initial Class	11,121	96,003	148,967	105,168	15,004	701	114,542
Maxim S&P MidCap 400® Index Portfolio Initial Class	5,727	—	68,300	7,546	(387)	104	48,966

					$21,946	$1,449	$348,437

2. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2011 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
Maxim SecureFoundationSM Lifetime 2015 Portfolio	45,458,946	228,638	(4,256,395)	(4,027,757)
Maxim SecureFoundationSM Lifetime 2020 Portfolio	38,220	492	(3,641)	(3,149)
Maxim SecureFoundationSM Lifetime 2025 Portfolio	35,104,721	147,719	(3,887,738)	(3,740,019)
Maxim SecureFoundationSM Lifetime 2030 Portfolio	38,091	273	(4,914)	(4,641)
Maxim SecureFoundationSM Lifetime 2035 Portfolio	19,472,747	47,445	(2,828,105)	(2,780,660)
Maxim SecureFoundationSM Lifetime 2040 Portfolio	39,365	125	(5,666)	(5,541)
Maxim SecureFoundationSM Lifetime 2045 Portfolio	9,458,393	17,181	(1,407,390)	(1,390,209)
Maxim SecureFoundationSM Lifetime 2050 Portfolio	38,053	98	(5,832)	(5,734)
Maxim SecureFoundationSM Lifetime 2055 Portfolio	460,064	522	(71,319)	(70,797)

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer of the registrant have concluded that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President & Chief Executive Officer

Date:	November 21, 2011

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President & Chief Executive Officer

Date:	November 21, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	November 21, 2011